UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

Item 1.	Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Loomis Sayles Fixed Income Fund

Loomis Sayles Global Bond Fund

Loomis Sayles Inflation Protected Securities Fund

Loomis Sayles Institutional High Income Fund

Loomis Sayles Investment Grade Fixed Income Fund

Semiannual Report

March 31, 2019

Portfolio Review	1

Portfolio of Investments	8

Financial Statements	39

Notes to Financial Statements	54

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-633-3330. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/loomissayles.

LOOMIS SAYLES FIXED INCOME FUND

Managers	Symbol

Matthew J. Eagan, CFA®	Institutional Class	LSFIX

Daniel J. Fuss, CFA®, CIC

Brian P. Kennedy

Elaine M. Stokes

Investment Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20192

					Expense Ratios[3]
	6 months	1 year	5 years	10 years	Gross	Net

Institutional Class (Inception 1/17/95)	1.64%	2.79%	3.05%	8.89%	0.57%	0.57%

Comparative Performance
Bloomberg Barclays U.S. Government/Credit Bond Index[1]	4.76	4.48	2.78	3.92

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays U.S. Government/Credit Bond Index is the non-securitized component of the U.S. Aggregate Index and was the first macro index launched by Barclays Capital. The U.S. Government/Credit Bond Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporates. The U.S. Government/Credit Bond Index was launched on January 1, 1979, with index history backfilled to 1973, and is a subset of the U.S. Aggregate Index.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 01/31/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES GLOBAL BOND FUND

Managers	Symbols

David W. Rolley, CFA®	Institutional Class	LSGBX

Lynda L. Schweitzer, CFA®	Retail Class	LSGLX

Scott M. Service, CFA®	Class N	LSGNX

Investment Objective

The Fund’s investment objective is high total investment return through a combination of high current income and capital appreciation.

Average Annual Total Returns — March 31, 20192

					Life of Class N	Expense Ratios[3]
	6 months	1 year	5 years	10 years		Gross	Net

Institutional Class (Inception 5/10/91)	2.84%	-1.43%	0.98%	4.77%	—%	0.77%	0.69%

Retail Class (Inception 12/31/96)	2.72	-1.74	0.71	4.50	—	1.02	0.94

Class N (Inception 2/1/13)	2.83	-1.42	1.06	—	0.91	0.68	0.64

Comparative Performance
Bloomberg Barclays Global Aggregate Bond Index[1]	3.43	-0.38	1.04	3.05	0.97

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the US Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 01/31/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES INFLATION PROTECTED SECURITIES FUND

Managers	Symbols

Elaine Kan, CFA®	Institutional Class	LSGSX

Kevin P. Kearns	Retail Class	LIPRX

Maura T. Murphy, CFA®	Class N	LIPNX

Investment Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20193

					Life of Class N	Expense Ratios[4]
	6 months	1 year	5 years	10 years		Gross	Net

Institutional Class (Inception 5/20/91)	2.36%	2.29%	1.62%	3.50%	—%	0.93%	0.40%

Retail Class (Inception 5/28/10)[1]	2.29	1.98	1.34	3.22	—	1.18%	0.65%

Class N (Inception 2/1/17)	2.37	2.33	—	—	2.00	0.86%	0.35%

Comparative Performance
Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index[2]	2.76	2.70	1.94	3.41	1.92

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Prior to inception of Retail Class (5/28/10), performance is that of Institutional Class, restated to reflect the higher net expenses of Retail Class.

[2]	Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index is an unmanaged index that tracks inflation protected securities issued by the U.S. Treasury. On March 1, 1997, Barclays launched the Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), a rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury.

[3]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[4]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 01/31/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND

Managers	Symbol

Matthew J. Eagan, CFA®	Institutional Class	LSHIX

Daniel J. Fuss, CFA®, CIC

Elaine M. Stokes

Investment Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20192

					Expense Ratios[3]
	6 months	1 year	5 years	10 years	Gross	Net

Institutional Class (Inception 6/5/96)	-0.11%	3.96%	3.63%	11.11%	0.68%	0.68%

Comparative Performance
Bloomberg Barclays U.S. Corporate High-Yield Bond Index[1]	2.39	5.93	4.68	11.26

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays U.S. Corporate High-Yield Bond Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+ /BB+ or below, excluding emerging market debt. Bloomberg Barclays U.S. Corporate High-Yield Bond Index was created in 1986, with history backfilled to July 1, 1983, and rolls up into the Bloomberg Barclays U.S. Universal and Global High-Yield Indices.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 01/31/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Institutional Class	LSIGX

Daniel J. Fuss, CFA®, CIC

Brian P. Kennedy

Elaine M. Stokes

Investment Objective

The Fund’s investment objective is above-average total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — March 31, 20192

					Expense Ratios[3]
	6 months	1 year	5 years	10 years	Gross	Net

Institutional Class (Inception 7/1/94)	1.48%	3.13%	2.75%	7.28%	0.49%	0.49%

Comparative Performance
Bloomberg Barclays U.S. Government/Credit Bond Index[1]	4.76	4.48	2.78	3.92

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays U.S. Government/Credit Bond Index is the non-securitized component of the U.S. Aggregate Index and was the first macro index launched by Barclays Capital. The U.S. Government/Credit Bond Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporates. The U.S. Government/Credit Bond Index was launched on January 1, 1979, with index history backfilled to 1973, and is a subset of the U.S. Aggregate Index.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 01/31/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Loomis Sayles at 800-633-3330; on the Funds’ website at www.loomissayles.com, and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and the SEC’s website.

Quarterly Portfolio Schedules

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in each Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2018 through March 31, 2019. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles Fixed Income Fund

Institutional Class	Beginning Account Value 10/1/2018	Ending Account Value 3/31/2019	Expenses Paid During Period* 10/1/2018 – 3/31/2019
Actual	$1,000.00	$1,016.40	$2.87
Hypothetical (5% return before expenses)	$1,000.00	$1,022.09	$2.87

* Expenses are equal to the Fund’s annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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Loomis Sayles Global Bond Fund

Institutional Class	Beginning Account Value 10/1/2018	Ending Account Value 3/31/2019	Expenses Paid During Period* 10/1/2018 – 3/31/2019
Actual	$1,000.00	$1,028.40	$3.49
Hypothetical (5% return before expenses)	$1,000.00	$1,021.49	$3.48

Retail Class
Actual	$1,000.00	$1,027.20	$4.75
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.73

Class N
Actual	$1,000.00	$1,028.30	$3.24
Hypothetical (5% return before expenses)	$1,000.00	$1,021.74	$3.23

* Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.69%, 0.94% and 0.64% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Inflation Protected Securities Fund

Institutional Class	Beginning Account Value 10/1/2018	Ending Account Value 3/31/2019	Expenses Paid During Period* 10/1/2018 – 3/31/2019
Actual	$1,000.00	$1,023.60	$2.02
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.02

Retail Class
Actual	$1,000.00	$1,022.90	$3.28
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	$3.28

Class N
Actual	$1,000.00	$1,023.70	$1.77
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$1.77

* Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.40%, 0.65% and 0.35% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Institutional High Income Fund

Institutional Class	Beginning Account Value 10/1/2018	Ending Account Value 3/31/2019	Expenses Paid During Period* 10/1/2018 – 3/31/2019
Actual	$1,000.00	$998.90	$3.39
Hypothetical (5% return before expenses)	$1,000.00	$1,021.54	$3.43

* Expenses are equal to the Fund’s annualized expense ratio of 0.68%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Investment Grade Fixed Income Fund

Institutional Class	Beginning Account Value 10/1/2018	Ending Account Value 3/31/2019	Expenses Paid During Period* 10/1/2018 – 3/31/2019
Actual	$1,000.00	$1,014.80	$2.56
Hypothetical (5% return before expenses)	$1,000.00	$1,022.39	$2.57

* Expenses are equal to the Fund’s annualized expense ratio of 0.51%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 74.2% of Net Assets

Non-Convertible Bonds – 68.1%

	ABS Other – 0.2%
$1,199,564	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(a)(b)(c)(d)	$957,252
487,831	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(a)(b)(c)(d)	243,965
1,855,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(a)(b)(c)(d)(e)	—
662,306	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(d)(f)	639,652

		1,840,869

	Aerospace & Defense – 2.5%
7,865,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	7,933,819
175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	175,875
1,265,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	1,363,038
807,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	748,258
722,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	759,905
6,855,000	Textron, Inc., 5.950%, 9/21/2021	7,251,298
1,290,000	Textron, Inc., 7.250%, 10/01/2019	1,317,549
1,468,000	TransDigm, Inc., 6.500%, 7/15/2024	1,508,370

		21,058,112

	Airlines – 3.1%
483,460	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	493,420
2,130,000	American Airlines Group, Inc., 5.500%, 10/01/2019, 144A	2,156,412
3,290,936	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	3,227,153
1,234,281	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	1,204,821
721,951	American Airlines Pass Through Certificates, Series 2013-1, Class A, 4.000%, 1/15/2027	733,097
212,699	American Airlines Pass Through Certificates, Series 2013-1, Class B, 5.625%, 7/15/2022, 144A	216,415
8,618,070	American Airlines Pass Through Certificates, Series 2016-1, Class B, 5.250%, 7/15/2025	8,884,118
1,810,144	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026	1,846,256
121,704	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	123,535

	Airlines – continued
139,020	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	141,057
571,591	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	601,142
1,361,389	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	1,386,302
964,641	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	941,085
919,485	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	1,018,789
661,575	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	717,610
353,977	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	360,384
1,620,331	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	1,689,895
72,972	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	73,427

		25,814,918

	Automotive – 4.9%
1,270,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	1,211,262
1,315,000	Delphi Technologies PLC, 5.000%, 10/01/2025, 144A	1,157,857
690,000	Ford Motor Co., 4.346%, 12/08/2026	640,436
2,835,000	Ford Motor Co., 5.291%, 12/08/2046	2,375,357
1,550,000	Ford Motor Co., 6.375%, 2/01/2029	1,598,648
165,000	Ford Motor Co., 6.625%, 2/15/2028	174,895
4,230,000	Ford Motor Co., 6.625%, 10/01/2028	4,411,622
4,955,000	Ford Motor Co., 7.450%, 7/16/2031	5,281,220
1,645,000	Ford Motor Co., 7.500%, 8/01/2026	1,834,196
9,685,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	8,994,585
1,325,000	General Motors Co., 5.200%, 4/01/2045	1,176,982
2,175,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	2,221,175
2,865,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	2,956,766
5,130,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	4,687,537
375,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	387,188
995,000	IHO Verwaltungs GmbH, 5.250% PIK, 4.500% Cash, 9/15/2023, 144A(g)	987,538
515,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	485,388

		40,582,652

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Banking – 7.4%
$1,146,000	Ally Financial, Inc., 8.000%, 11/01/2031	$1,422,473
4,570,000	Bank of America Corp., 6.110%, 1/29/2037	5,422,700
2,424,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023	2,414,347
368,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	359,848
1,700,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	1,726,334
1,000,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(h)	1,064,630
3,340,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	2,309,331
835,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	735,777
6,560,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	5,008,053
1,955,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	2,000,544
7,680,000	Lloyds Banking Group PLC, 4.344%, 1/09/2048	6,889,279
770,000	Lloyds Banking Group PLC, 5.300%, 12/01/2045	804,931
2,120,000	Morgan Stanley, 3.950%, 4/23/2027	2,119,358
300,000	Morgan Stanley, 4.350%, 9/08/2026	307,783
3,115,000	Morgan Stanley, 5.750%, 1/25/2021	3,271,274
13,040,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	13,427,296
3,950,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	3,004,909
1,920,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	2,049,508
2,300,000	Royal Bank of Scotland Group PLC, Series U, 3-month LIBOR + 2.320%, 4.921%(h)(i)	2,139,000
5,000,000	Societe Generale S.A., 5.200%, 4/15/2021, 144A	5,219,406

		61,696,781

	Brokerage – 1.8%
349,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	350,745
200,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 8/15/2024, 144A	197,000
2,890,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	2,933,350
3,225,000	Jefferies Group LLC, 5.125%, 1/20/2023	3,416,376
3,055,000	Jefferies Group LLC, 6.250%, 1/15/2036	3,164,083
1,805,000	Jefferies Group LLC, 6.450%, 6/08/2027	1,970,651
2,530,000	Jefferies Group LLC, 6.875%, 4/15/2021	2,703,353

		14,735,558

	Building Materials – 0.3%
213,000	Masco Corp., 6.500%, 8/15/2032	242,312
182,000	Masco Corp., 7.125%, 3/15/2020	189,113
380,000	Masco Corp., 7.750%, 8/01/2029	461,448
260,000	Owens Corning, 4.400%, 1/30/2048	213,907
1,188,000	Owens Corning, 7.000%, 12/01/2036	1,350,992

		2,457,772

	Cable Satellite – 1.9%
1,645,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	1,655,281
665,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	682,456
2,245,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	2,250,613
6,295,000	DISH DBS Corp., 5.000%, 3/15/2023	5,665,500
375,000	Time Warner Cable LLC, 4.500%, 9/15/2042	327,760
1,500,000	Time Warner Cable LLC, 6.550%, 5/01/2037	1,657,096
800,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	826,984
2,760,000	Ziggo BV, 5.500%, 1/15/2027, 144A	2,725,500

		15,791,190

	Chemicals – 1.7%
114,000	Chemours Co. (The), 6.625%, 5/15/2023	117,858
2,745,000	Consolidated Energy Finance S.A., 6.500%, 5/15/2026, 144A	2,731,275
5,240,000	Hexion, Inc., 7.875%, 2/15/2023(d)(f)	1,838,559
905,000	Hexion, Inc., 9.200%, 3/15/2021(d)(f)	226,250
7,395,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020(d)(f)	1,848,750
6,830,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	6,858,421
620,000	Methanex Corp., 5.250%, 3/01/2022	639,012

		14,260,125

	Construction Machinery – 0.2%
965,000	Toro Co. (The), 6.625%, 5/01/2037(d)(f)	1,148,787
395,000	United Rentals North America, Inc., 4.875%, 1/15/2028	384,216

		1,533,003

	Consumer Products – 0.1%
880,000	Avon Products, Inc., 8.950%, 3/15/2043	840,180

	Diversified Manufacturing – 0.0%
45,000	General Electric Co., GMTN, 3.100%, 1/09/2023	44,718
165,000	General Electric Co., Series D, (fixed rate to 1/21/2021, variable rate thereafter), 5.000%(h)	154,110

		198,828

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Electric – 2.8%
$1,845,710	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	$1,964,459
4,120,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	4,137,469
7,305,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	7,365,778
1,200,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	1,997,279
1,589,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	1,935,602
3,800,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	4,195,548
100,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	119,334
750,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,267,991

		22,983,460

	Finance Companies – 5.1%
1,800,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.500%, 5/26/2022	1,800,410
1,200,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.950%, 2/01/2022	1,215,488
300,000	AGFC Capital Trust I, 3-month LIBOR + 1.750%, 4.537%, 1/15/2067, 144A(a)(c)(d)(i)	170,158
2,460,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	2,418,218
1,400,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	1,294,281
1,680,000	International Lease Finance Corp., 4.625%, 4/15/2021	1,718,941
4,695,000	International Lease Finance Corp., 6.250%, 5/15/2019	4,712,158
1,170,000	iStar, Inc., 4.625%, 9/15/2020	1,183,163
3,903,000	Navient Corp., 5.875%, 10/25/2024	3,776,152
31,725(††)	Navient Corp., 6.000%, 12/15/2043	666,014
5,900,000	Navient Corp., MTN, 6.125%, 3/25/2024	5,892,625
4,668,000	Navient LLC, 5.500%, 1/25/2023	4,673,835
5,185,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033	3,966,525
1,720,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	1,610,350
910,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	913,185
3,770,000	Springleaf Finance Corp., 6.000%, 6/01/2020	3,890,640
2,595,000	Springleaf Finance Corp., 6.875%, 3/15/2025	2,676,094

		42,578,237

	Financial Other – 0.3%
2,450,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	2,486,750

	Food & Beverage – 0.3%
2,445,000	Constellation Brands, Inc., 4.750%, 11/15/2024	2,612,699

	Government Owned – No Guarantee – 0.3%
1,715,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	1,953,783
965,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	863,192

		2,816,975

	Healthcare – 3.6%
4,960,000	HCA, Inc., 5.875%, 5/01/2023	5,288,600
2,932,000	HCA, Inc., 7.050%, 12/01/2027	3,203,210
1,475,000	HCA, Inc., 7.500%, 12/15/2023	1,644,625
1,440,000	HCA, Inc., 7.500%, 11/06/2033	1,652,400
900,000	HCA, Inc., 7.690%, 6/15/2025	1,021,500
2,220,000	HCA, Inc., 8.360%, 4/15/2024	2,564,100
2,930,000	HCA, Inc., MTN, 7.580%, 9/15/2025	3,296,250
430,000	HCA, Inc., MTN, 7.750%, 7/15/2036	490,200
1,425,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	1,449,795
2,245,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	2,278,675
1,155,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	1,160,833
4,005,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	4,125,150
1,775,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,668,500

		29,843,838

	Home Construction – 1.0%
27,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	25,853
270,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	222,750
835,000	KB Home, 8.000%, 3/15/2020	869,652
3,920,000	PulteGroup, Inc., 6.000%, 2/15/2035	3,758,300
3,020,000	PulteGroup, Inc., 6.375%, 5/15/2033	3,008,675
15,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	15,075

		7,900,305

	Independent Energy – 3.7%
1,898,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	2,078,879
270,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A(d)(f)	161,657
644,000	California Resources Corp., 5.500%, 9/15/2021	500,993
86,000	California Resources Corp., 6.000%, 11/15/2024	55,936
6,075,000	California Resources Corp., 8.000%, 12/15/2022, 144A	4,770,698
3,105,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	3,058,425
335,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	327,463
3,125,000	Chesapeake Energy Corp., 8.000%, 6/15/2027	3,078,125
1,880,000	Continental Resources, Inc., 3.800%, 6/01/2024	1,892,295
650,000	Continental Resources, Inc., 4.500%, 4/15/2023	672,868

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Independent Energy – continued
$32,000	Continental Resources, Inc., 5.000%, 9/15/2022	$32,228
160,000	Halcon Resources Corp., 6.750%, 2/15/2025	96,000
1,105,000	Montage Resources Corp., 8.875%, 7/15/2023	1,052,844
5,955,000	Newfield Exploration Co., 5.625%, 7/01/2024	6,504,051
345,000	QEP Resources, Inc., 5.250%, 5/01/2023	325,163
315,000	SM Energy Co., 5.000%, 1/15/2024	291,375
1,510,000	SM Energy Co., 5.625%, 6/01/2025	1,396,206
536,000	SM Energy Co., 6.625%, 1/15/2027	509,200
1,200,000	SM Energy Co., 6.750%, 9/15/2026	1,150,500
1,575,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	1,252,125
980,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	991,270
280,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	281,476

		30,479,777

	Life Insurance – 1.9%
160,000	American International Group, Inc., 4.125%, 2/15/2024	164,976
130,000	American International Group, Inc., 4.875%, 6/01/2022	137,532
3,700,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(h)	3,959,000
200,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	235,879
4,345,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	4,781,291
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,683,650
2,270,000	MetLife, Inc., (fixed rate to 4/08/2038, variable rate thereafter), 9.250%, 4/08/2068, 144A	3,053,150
1,165,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	1,430,962

		15,446,440

	Media Entertainment – 0.6%
24,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	836,539
3,805,000	iHeartCommunications, Inc., 9.000%, 9/15/2022(j)	2,682,525
1,250,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	1,281,250

		4,800,314

	Metals & Mining – 1.8%
2,602,232	1839688 Alberta ULC, 14.000% PIK, 14.000% Cash, 2/13/2020(a)(c)(d)(j)(k)	—
6,630,000	ArcelorMittal, 6.750%, 3/01/2041	7,390,666
3,300,000	ArcelorMittal, 7.000%, 10/15/2039	3,757,141

	Metals & Mining – continued
2,525,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	2,540,781
200,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	191,500
1,580,000	United States Steel Corp., 6.650%, 6/01/2037	1,390,400

		15,270,488

	Midstream – 2.9%
575,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	589,375
250,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	321,797
1,700,000	Enable Midstream Partners LP, 5.000%, 5/15/2044	1,526,498
1,160,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	1,605,639
3,000,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	2,887,500
300,000	Florida Gas Transmission Co. LLC, 7.900%, 5/15/2019, 144A	301,718
1,300,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	1,345,305
3,470,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	3,348,550
1,565,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	1,619,149
95,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	114,000
115,000	ONEOK Partners LP, 6.200%, 9/15/2043	130,960
1,280,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(h)	1,198,656
7,195,000	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 2/01/2026	8,995,963

		23,985,110

	Oil Field Services – 1.1%
225,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	213,750
5,736,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	5,886,570
400,000	Transocean, Inc., 5.800%, 10/15/2022	392,000
2,855,000	Transocean, Inc., 6.800%, 3/15/2038	2,212,625

		8,704,945

	Packaging – 1.4%
11,450,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	11,650,375

	Paper – 1.5%
2,894,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	3,548,691
5,492,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	7,461,807
350,000	WestRock MWV LLC, 7.950%, 2/15/2031	456,264
1,035,000	WestRock MWV LLC, 8.200%, 1/15/2030	1,352,567

		12,819,329

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Property & Casualty Insurance – 0.9%
$1,630,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 14.047%, 1/15/2033, 144A(e)(i)	$1,067,650
3,275,000	Old Republic International Corp., 4.875%, 10/01/2024	3,454,044
1,325,000	Radian Group, Inc., 4.500%, 10/01/2024	1,305,125
1,430,000	XLIT Ltd., 6.250%, 5/15/2027	1,688,187

		7,515,006

	REITs – Single Tenant – 0.0%
275,000	Realty Income Corp., 5.750%, 1/15/2021	287,361

	Retailers – 0.2%
1,025,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,105,319
440,000	GameStop Corp., 5.500%, 10/01/2019, 144A	440,000
2,000	J.C. Penney Corp., Inc., 5.650%, 6/01/2020	1,822
793,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	277,550

		1,824,691

	Supermarkets – 1.9%
690,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025	654,638
760,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024	767,600
7,705,000	New Albertsons LP, 7.450%, 8/01/2029	6,818,925
2,445,000	New Albertsons LP, 7.750%, 6/15/2026	2,228,177
3,670,000	New Albertsons LP, 8.000%, 5/01/2031	3,302,890
705,000	New Albertsons LP, 8.700%, 5/01/2030	648,600
2,180,000	New Albertsons LP, Series C, MTN, 6.625%, 6/01/2028	1,765,800

		16,186,630

	Technology – 0.4%
2,095,000	Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	2,195,434
521,100	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	597,274
635,000	Seagate HDD Cayman, 4.875%, 6/01/2027	605,337

		3,398,045

	Transportation Services – 0.3%
2,500,000	APL Ltd., 8.000%, 1/15/2024(d)(f)	2,222,125

	Treasuries – 8.5%
13,195,000	Canadian Government Bond, 0.750%, 9/01/2020, (CAD)	9,760,755
8,305,000	Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)	6,214,938
107,395,000	Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	950,889

	Treasuries – continued
424,300(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	2,128,468
200,000(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	995,639
595,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	2,968,126
847,500(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	4,395,373
150,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	794,418
1,455,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	8,228,927
10,220,000	Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	1,246,508
14,660,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	1,707,056
10,150,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	2,657,170
14,635,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	4,216,372
14,300,000	U.S. Treasury Bond, 3.000%, 8/15/2048	14,802,734
10,000,000	U.S. Treasury Note, 1.250%, 6/30/2019	9,968,750

		71,036,123

	Wireless – 0.9%
72,400,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	3,431,589
2,627,000	Sprint Capital Corp., 6.875%, 11/15/2028	2,525,204
300,000	Sprint Capital Corp., 8.750%, 3/15/2032	316,530
735,000	Sprint Communications, Inc., 6.000%, 11/15/2022	740,733
285,000	Sprint Corp., 7.125%, 6/15/2024	289,275

		7,303,331

	Wirelines – 2.6%
1,345,000	AT&T, Inc., 4.500%, 3/09/2048	1,262,003
1,475,000	AT&T, Inc., 4.550%, 3/09/2049	1,392,922
195,000	Bell Canada, Inc., MTN, 6.550%, 5/01/2029, 144A, (CAD)	183,580
690,000	Bell Canada, Inc., MTN, 7.300%, 2/23/2032, (CAD)	694,007
210,000	Bell Canada, Inc., Series M-17, 6.100%, 3/16/2035, (CAD)	195,859
695,000	CenturyLink, Inc., 5.625%, 4/01/2025	672,413
1,435,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	1,321,032
1,300,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	1,186,250
2,585,000	Level 3 Parent LLC, 5.750%, 12/01/2022	2,611,625
3,025,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	2,733,844

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Wirelines – continued
$1,220,000	Qwest Corp., 7.250%, 9/15/2025	$1,313,477
1,790,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,655,750
1,010,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	974,650
600,000	Telecom Italia SpA, EMTN, 5.250%, 3/17/2055, (EUR)	660,120
450,000	Telefonica Emisiones S.A., 4.570%, 4/27/2023	474,238
300,000	Telefonica Emisiones S.A., EMTN, 5.289%, 12/09/2022, (GBP)	438,846
1,000,000	Telefonica Emisiones S.A., EMTN, 5.375%, 2/02/2026, (GBP)	1,538,597
800,000	Telefonica Emisiones S.A., EMTN, 5.445%, 10/08/2029, (GBP)	1,290,609
662,000	Windstream Services LLC/Windstream Finance Corp., 9.000%, 6/30/2025, 144A(e)	450,160
985,000	Windstream Services LLC/Windstream Finance Corp., 10.500%, 6/30/2024, 144A(e)	726,438

		21,776,420

	Total Non-Convertible Bonds

	(Identified Cost $577,307,120)	566,738,762

Convertible Bonds – 5.4%

	Cable Satellite – 1.7%
13,430,000	DISH Network Corp., 2.375%, 3/15/2024	11,078,020
4,045,000	DISH Network Corp., 3.375%, 8/15/2026	3,436,228

		14,514,248

	Finance Companies – 0.2%
1,530,000	iStar, Inc., 3.125%, 9/15/2022	1,403,775

	Independent Energy – 0.8%
4,235,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	3,924,126
1,610,000	SM Energy Co., 1.500%, 7/01/2021	1,503,161
1,620,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	1,565,992

		6,993,279

	Leisure – 0.3%
2,800,000	Rovi Corp., 0.500%, 3/01/2020	2,715,804

	Media Entertainment – 0.1%
287,503	Liberty Interactive LLC, 3.500%, 1/15/2031	413,966

	Pharmaceuticals – 0.1%
400,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	409,250
125,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	142,070

		551,320

	Technology – 2.2%
4,095,000	Booking Holdings, Inc., 0.900%, 9/15/2021	4,520,061
520,000	Evolent Health, Inc., 2.000%, 12/01/2021	501,393
1,280,000	Nuance Communications, Inc., 1.000%, 12/15/2035	1,192,320
1,590,000	Nuance Communications, Inc., 1.250%, 4/01/2025	1,577,328
9,434,000	Nuance Communications, Inc., 1.500%, 11/01/2035	9,386,830
1,705,000	Western Digital Corp., 1.500%, 2/01/2024, 144A	1,499,569

		18,677,501

	Total Convertible Bonds

	(Identified Cost $46,823,535)	45,269,893

Municipals – 0.7%

	Michigan – 0.2%
1,585,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	1,574,016

	Virginia – 0.5%
4,180,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	4,038,465

	Total Municipals

	(Identified Cost $5,747,611)	5,612,481

	Total Bonds and Notes

	(Identified Cost $629,878,266)	617,621,136

Shares

Common Stocks – 7.4%

	Automobiles – 0.4%
341,305	Ford Motor Co.	2,996,658

	Diversified Telecommunication Services – 3.2%
836,745	AT&T, Inc.	26,240,323

	Electronic Equipment, Instruments & Components – 1.3%
338,543	Corning, Inc.	11,205,773

	Media – 0.0%
6,787	Dex Media, Inc.(b)(e)	70,843

	Oil, Gas & Consumable Fuels – 0.1%
54,259	Chesapeake Energy Corp.(e)	168,203
11,108	Paragon Offshore Ltd., Litigation Units, Class A(b)(e)	9,031
16,662	Paragon Offshore Ltd., Litigation Units, Class B(b)(e)	595,666

		772,900

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Pharmaceuticals – 2.4%
420,702	Bristol-Myers Squibb Co.	$20,071,693

	Total Common Stocks

	(Identified Cost $53,352,142)	61,358,190

Preferred Stocks – 1.6%

Convertible Preferred Stocks – 1.5%

	Banking – 0.4%
2,844	Bank of America Corp., Series L, 7.250%	3,702,518

	Independent Energy – 0.2%
10,213	Chesapeake Energy Corp., 4.500%	567,230
12,055	Chesapeake Energy Corp., 5.000%	647,957
660	Chesapeake Energy Corp., Series A, 5.750%, 144A(a)	335,458

		1,550,645

	Midstream – 0.6%
96,065	El Paso Energy Capital Trust I, 4.750%	5,203,841

	REITs – Diversified – 0.3%
58,187	iStar, Inc., Series J, 4.500%	2,484,585

	Total Convertible Preferred Stocks

	(Identified Cost $11,330,944)	12,941,589

Non-Convertible Preferred Stocks – 0.1%

	Electric – 0.1%
4,670	Union Electric Co., 4.500% (Identified Cost $246,342)	468,167

	Total Preferred Stocks

	(Identified Cost $11,577,286)	13,409,756

Principal Amount (‡)

Short-Term Investments – 15.0%
$8,752,000	Ford Motor Credit Co. LLC, 4.331%, 12/02/2019(l)	8,546,225
9,961,013	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500% to be repurchased at $9,962,258 on 4/01/2019 collateralized by $10,165,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $10,161,981 including accrued interest (Note 2 of Notes to Financial Statements)	9,961,013
69,925,000	U.S. Treasury Bills, 2.160%-2.200%, 4/25/2019(l)(m)	69,815,975
11,995,000	U.S. Treasury Bills, 2.435%-2.437%, 8/15/2019(l)(m)	11,887,038

Short-Term Investments – continued
25,000,000	U.S. Treasury Bills, 2.445%, 8/29/2019(l)	24,754,427

	Total Short-Term Investments

	(Identified Cost $124,920,096)	124,964,678

	Total Investments – 98.2%

	(Identified Cost $819,727,790)	817,353,760

	Other assets less liabilities—1.8%	14,712,515

	Net Assets – 100.0%	$832,066,275

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	See Note 2 of Notes to Financial Statements.

(††)	Amount shown represents units. One unit represents a principal amount of 25.

(†††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

(b)	Securities subject to restriction on resale. At March 31, 2019, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets

Dex Media, Inc.	August 12, 2016	$33,062	$70,843	Less than 0.1%

GCA2014 Holdings Ltd., Series 2014-1, Class C	December 18, 2014	1,118,924	957,252	0.1%

GCA2014 Holdings Ltd., Series 2014-1, Class D	December 18, 2014	444,305	243,965	Less than 0.1%

GCA2014 Holdings Ltd., Series 2014-1, Class E	December 18, 2014	1,445,707	—	—

Paragon Offshore Ltd., Litigation Units, Class A	July 18, 2017	73,304	9,031	Less than 0.1%

Paragon Offshore Ltd., Litigation Units, Class B	July 18, 2017	1,466,032	595,666	0.1%

(c)	Fair valued by the Fund’s adviser. At March 31, 2019, the value of these securities amounted to $1,371,375 or 0.2% of net assets. See Note 2 of Notes to Financial Statements.

(d)	Illiquid security.

(e)	Non-income producing security.

(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2019, the value of these securities amounted to $8,085,780 or 1.0% of net assets. See Note 2 of Notes to Financial Statements.

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended March 31, 2019, interest payments were made in cash.

(h)	Perpetual bond with no specified maturity date.

(i)	Variable rate security. Rate as of March 31, 2019 is disclosed.

(j)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(k)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. No payments were made during the period.

(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.

(m)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Fixed Income Fund – continued

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the value of Rule 144A holdings amounted to $127,470,793 or 15.3% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Industry Summary at March 31, 2019 (Unaudited)

Treasuries	8.5%
Banking	7.8
Finance Companies	5.3
Automotive	4.9
Independent Energy	4.7
Cable Satellite	3.6
Healthcare	3.6
Midstream	3.5
Diversified Telecommunication Services	3.2
Airlines	3.1
Electric	2.9
Technology	2.6
Wirelines	2.6
Aerospace & Defense	2.5
Pharmaceuticals	2.5
Other Investments, less than 2% each	21.9
Short-Term Investments	15.0

Total Investments	98.2
Other assets less liabilities	1.8

Net Assets	100.0%

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Bond Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 97.2% of Net Assets

	Australia – 2.4%
7,000,000	New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)(a)	$5,203,636
20,080,000	Queensland Treasury Corp., Series 20, 6.250%, 2/21/2020, (AUD)(a)	14,834,499

		20,038,135

	Belgium – 0.7%
4,345,000	Anheuser Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.700%, 2/01/2036, 144A(a)	4,340,596
1,150,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 1/23/2029	1,225,208

		5,565,804

	Brazil – 1.0%
3,525,000	Brazilian Government International Bond, 4.625%, 1/13/2028	3,553,235
3,045,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	3,212,475
530,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	571,075
1,060,000	Raizen Fuels Finance S.A., 5.300%, 1/20/2027	1,085,175

		8,421,960

	Canada – 1.8%
748,936	BMW Canada Auto Trust, Series 2017-1A, Class A2, 1.677%, 5/20/2020, 144A, (CAD)(a)	559,565
8,700,000	Canadian Government Bond, 2.000%, 6/01/2028, (CAD)(a)	6,714,563
2,585,000	Export Development Canada, 1.800%, 9/01/2022, (CAD)(a)	1,937,585
2,585,000	Fairstone Financial Issuance Trust, Series 2019-1A, Class A, 3.948%, 3/21/2033, 144A, (CAD)	1,952,286
815,803	Ford Auto Securitization Trust, Series 2017-R5A, Class A2, 2.082%, 11/15/2021, 144A, (CAD)(a)	609,561
423,644	GMF Canada Leasing Trust, Series 2017-1A, Class A2, 2.263%, 9/21/2020, 144A, (CAD)(a)	316,968
3,210,000	Province of Manitoba Canada, MTN, 4.400%, 9/05/2025, (CAD)(a)	2,711,980

		14,802,508

	Chile – 1.2%
2,840,000,000	Bonos de la Tesoreria de la Republica de Chile, 4.000%, 3/01/2023, 144A, (CLP)	4,225,198
5,420,000	Corp. Nacional del Cobre de Chile, 4.500%, 9/16/2025, 144A(a)	5,743,304

		9,968,502

	Colombia – 1.5%
36,336,700,000	Titulos De Tesoreria, Series B, 7.500%, 8/26/2026, (COP)(a)	12,292,756

	Denmark – 1.1%
$1,255,000	Danske Bank A/S, 5.375%, 1/12/2024, 144A	$1,305,275
47,170,000	Denmark Government Bond, 1.750%, 11/15/2025, (DKK)(a)	8,080,859

		9,386,134

	Finland – 0.2%
2,015,000	Nokia Oyj, 4.375%, 6/12/2027	1,994,850

	France – 3.2%
1,435,000	AXA S.A., EMTN, (fixed rate to 1/16/2034, variable rate thereafter), 5.625%, 1/16/2054, (GBP)(a)	2,115,028
1,840,000	BNP Paribas S.A., 4.375%, 5/12/2026, 144A(a)	1,869,192
1,200,000	Credit Agricole Assurances S.A., (fixed rate to 1/29/2028, variable rate thereafter), 2.625%, 1/29/2048, (EUR)	1,258,738
8,505,000	France Government Bond OAT, 0.500%, 5/25/2026, (EUR)(a)	9,911,726
1,315,000	France Government Bond OAT, 4.500%, 4/25/2041, (EUR)(a)	2,491,736
5,700,000	French Republic Government Bond OAT, 3.250%, 5/25/2045, (EUR)(a)	9,355,334

		27,001,754

	Germany – 6.4%
1,905,000	Bayer U.S. Finance II LLC, 4.375%, 12/15/2028, 144A(a)	1,891,534
810,000	Bayer U.S. Finance II LLC, 4.875%, 6/25/2048, 144A	760,993
5,955,000	Bundesrepublik Deutschland, 0.250%, 2/15/2027, (EUR)(a)	6,951,232
4,940,000	Bundesrepublik Deutschland, 0.500%, 2/15/2025, (EUR)(a)	5,842,347
18,115,000	Bundesrepublik Deutschland, 1.000%, 8/15/2025, (EUR)(a)	22,130,311
7,845,000	Kreditanstalt fuer Wiederaufbau, 0.250%, 9/15/2025, (EUR)(a)	8,961,596
1,830,000	Republic of Germany, 2.500%, 8/15/2046, (EUR)(a)	3,075,756
3,430,000	Volkswagen Group of America Finance LLC, 4.750%, 11/13/2028, 144A(a)	3,451,157

		53,064,926

	Hungary – 1.6%
656,110,000	Hungary Government Bond, 2.500%, 10/24/2024, (HUF)	2,362,994
2,895,650,000	Hungary Government Bond, 3.000%, 6/26/2024, (HUF)	10,752,351

		13,115,345

	Indonesia – 1.0%
112,325,000,000	Indonesia Government International Bond, 8.250%, 7/15/2021, (IDR)	8,130,232
320,000	Perusahaan Listrik Negara PT, 5.375%, 1/25/2029, 144A	339,221

		8,469,453

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Ireland – 1.2%
$3,645,000	AIB Group PLC, 4.750%, 10/12/2023, 144A	$3,764,104
2,495,000	Bank of Ireland Mortgage Bank, EMTN, 3.625%, 10/02/2020, (EUR)(a)	2,961,403
2,625,000	Bank of Ireland Mortgage Bank, Series 47, 0.500%, 1/20/2020, (EUR)(a)	2,962,686

		9,688,193

	Israel – 0.2%
100,000	Teva Pharmaceutical Finance Netherlands II BV, 1.125%, 10/15/2024, (EUR)	97,914
1,615,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,319,436

		1,417,350

	Italy – 5.0%
1,755,000	Atlantia SpA, EMTN, 1.875%, 7/13/2027, (EUR)	1,860,316
1,600,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A(a)	1,766,547
825,000	Enel SpA, EMTN, 5.750%, 6/22/2037, (GBP)(a)	1,369,658
650,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	628,283
1,500,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	1,464,243
7,425,000	Italy Buoni Poliennali Del Tesoro, 1.250%, 12/01/2026, (EUR)(a)	7,856,175
3,145,000	Italy Buoni Poliennali Del Tesoro, 3.750%, 5/01/2021, 144A, (EUR)(a)	3,760,242
6,585,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)(a)	8,237,100
850,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	894,625
5,790,000	Republic of Italy, 2.500%, 11/15/2025, (EUR)(a)	6,677,832
340,000	Telecom Italia SpA/Milano, EMTN, 2.875%, 1/28/2026, (EUR)	375,911
3,570,000	UniCredit SpA, 3.750%, 4/12/2022, 144A	3,554,000
350,000	UniCredit SpA, 6.572%, 1/14/2022, 144A	366,246
3,385,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032, 144A	3,117,856

		41,929,034

	Japan – 9.7%
3,705,000	Development Bank of Japan, Inc., GMTN, 0.875%, 10/10/2025, (EUR)(a)	4,288,041
2,003,511,400(††)	Japan Government CPI Linked Bond, Series 20, 0.100%, 3/10/2025, (JPY)(a)	18,664,950

	Japan – continued
87,566,884(††)	Japan Government CPI Linked Bond, Series 22, 0.100%, 3/10/2027, (JPY)	823,974
676,172,164(††)	Japan Government CPI Linked Bond, Series 23, 0.100%, 3/10/2028, (JPY)(a)	6,358,573
480,200,000	Japan Government Thirty Year Bond, 0.300%, 6/20/2046, (JPY)(a)	4,137,961
572,450,000	Japan Government Thirty Year Bond, 1.700%, 12/20/2043, (JPY)(a)	6,690,429
1,495,900,000	Japan Government Thirty Year Bond, 2.000%, 12/20/2033, (JPY)(a)	17,174,303
1,083,100,000	Japan Government Thirty Year Bond, Series 26, 2.400%, 3/20/2037, (JPY)(a)	13,423,970
715,100,000	Japan Government Twenty Year Bond, 1.500%, 6/20/2034, (JPY)(a)	7,753,702
97,200,000	Japan Government Twenty Year Bond, 2.100%, 12/20/2030, (JPY)(a)	1,093,590

		80,409,493

	Malaysia – 0.3%
11,785,000	Malaysia Government Bond, 3.795%, 9/30/2022, (MYR)(a)	2,914,667

	Mexico – 0.7%
381,571(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(a)	1,914,121
1,025,000	Mexichem SAB de CV, 5.875%, 9/17/2044, 144A(a)	1,013,910
600,000	Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026	586,500
2,165,000	Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026, 144A(a)	2,116,287

		5,630,818

	Netherlands – 0.5%
1,000,000	ING Groep NV, EMTN, (fixed rate to 9/26/2024, variable rate thereafter), 1.625%, 9/26/2029, (EUR)(a)	1,098,528
1,635,000	Netherlands Government Bond, 2.750%, 1/15/2047, 144A, (EUR)(a)	2,828,244

		3,926,772

	New Zealand – 1.1%
11,100,000	New Zealand Government Bond, Series 0423, 5.500%, 4/15/2023, (NZD)(a)	8,751,675

	Norway – 0.6%
45,000,000	City of Oslo, Norway, 3.550%, 2/12/2021, (NOK)(a)	5,396,692

	Poland – 0.7%
5,195,000	Poland Government International Bond, Series 0421, 2.000%, 4/25/2021, (PLN)(a)	1,361,600

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Poland – continued
18,060,000	Republic of Poland Government Bond, Series 0726, 2.500%, 7/25/2026, (PLN)(a)	$4,692,289

		6,053,889

	Portugal – 0.1%
1,040,000	EDP Finance BV, 3.625%, 7/15/2024, 144A	1,032,208

	Singapore – 0.2%
2,040,000	Singapore Government Bond, 2.250%, 6/01/2021, (SGD)(a)	1,515,292

	South Africa – 0.6%
82,065,000	South Africa Government International Bond, Series R213, 7.000%, 2/28/2031, (ZAR)(a)	4,769,055

	Spain – 2.9%
3,500,000	Banco Santander S.A., 1.000%, 3/03/2022, (EUR)(a)	4,053,089
800,000	Banco Santander S.A., 4.250%, 4/11/2027(a)	800,574
2,400,000	Banco Santander S.A., 5.179%, 11/19/2025(a)	2,530,080
1,700,000	Banco Santander S.A., EMTN, 0.875%, 9/28/2021, (EUR)(a)	1,956,298
5,165,000	Spain Government Bond, 4.200%, 1/31/2037, 144A, (EUR)(a)	7,994,005
4,935,000	Spain Government Bond, 5.850%, 1/31/2022, 144A, (EUR)(a)	6,487,747

		23,821,793

	Supranationals – 2.1%
5,840,000	European Investment Bank, 2.375%, 7/06/2023, 144A, (CAD)(a)	4,461,929
2,665,000	Inter-American Development Bank, 4.400%, 1/26/2026, (CAD)(a)	2,277,799
37,000,000,000	International Bank for Reconstruction & Development, EMTN, 8.400%, 10/12/2021, (IDR)(a)	2,652,853
67,150,000	Nordic Investment Bank, GMTN, 1.375%, 7/15/2020, (NOK)(a)	7,785,474

		17,178,055

	Sweden – 0.3%
21,455,000	Sweden Government Bond, Series 1057, 1.500%, 11/13/2023, 144A, (SEK)(a)	2,496,311

	Switzerland – 0.2%
1,105,000	Argentum Netherlands BV for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/01/2026, variable rate thereafter), 3.500%, 10/01/2046, (EUR)(a)	1,373,032

	Thailand – 0.3%
92,175,000	Thailand Government Bond, 2.125%, 12/17/2026, (THB)	2,859,464

	United Arab Emirates – 0.2%
1,460,000	DP World PLC, 2.375%, 9/25/2026, 144A, (EUR)	1,703,266

	United Kingdom – 8.0%
3,120,000	Aviva PLC, (fixed rate to 12/04/2025, variable rate thereafter), 3.375%, 12/04/2045, (EUR)(a)	3,613,536
1,425,000	Barclays PLC, 4.337%, 1/10/2028(a)	1,416,301
1,660,000	Barclays PLC, 4.375%, 1/12/2026(a)	1,667,125
900,000	Barclays PLC, (fixed rate to 2/07/2023, variable rate thereafter), 2.000%, 2/07/2028, (EUR)	967,825
675,000	Barclays PLC, EMTN, (fixed rate to 11/11/2020, variable rate thereafter), 2.625%, 11/11/2025, (EUR)(a)	763,663
4,640,000	British Telecommunications PLC, 4.500%, 12/04/2023	4,852,387
1,535,000	British Telecommunications PLC, 5.125%, 12/04/2028	1,643,168
720,000	Centrica PLC, (fixed rate to 4/10/2021, variable rate thereafter), 3.000%, 4/10/2076, (EUR)	813,718
1,370,000	Channel Link Enterprises Finance PLC, Series A7, (fixed rate to 6/20/2022, variable rate thereafter), 1.761%, 6/30/2050, (EUR)	1,532,807
1,055,000	Channel Link Enterprises Finance PLC, Series A8, (fixed rate to 6/20/2027, variable rate thereafter), 2.706%, 6/30/2050, (EUR)	1,208,291
2,268,000	Co-Operative Bank PLC (The), 4.750%, 11/11/2021, (GBP)(a)	3,141,355
232,329	Eurosail PLC, Series 2007-1X, Class A3C, GBP 3-month LIBOR + 0.160%, 1.003%, 3/13/2045, (GBP)(a)(b)	297,952
127,968	Eurosail PLC, Series 2007-2X, Class A3C, GBP 3-month LIBOR + 0.150%, 0.993%, 3/13/2045, (GBP)(a)(b)	162,492
1,642,335	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 3.101%, 8/25/2060, 144A(a)(b)	1,638,786
116,435	Great Hall Mortgages No. 1 PLC, Series 2006-1, Class A2A, GBP 3-month LIBOR + 0.150%, 0.996%, 6/18/2038, (GBP)(a)(b)	148,133
460,000	HBOS PLC, EMTN, (fixed rate to 3/18/2025, variable rate thereafter), 4.500%, 3/18/2030, (EUR)(a)	571,524
1,960,000	HSBC Holdings PLC, EMTN, 5.750%, 12/20/2027, (GBP)(a)	3,073,532
100,717	Precise Mortgage Funding PLC, Series 2014-1, Class A, GBP 3-month LIBOR + 0.800%, 1.645%, 9/12/2047, (GBP)(a)(b)	131,197
62,671	Precise Mortgage Funding PLC, Series 2015-1, Class A, GBP 3-month LIBOR + 0.950%, 1.795%, 3/12/2048, (GBP)(a)(b)	81,875

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	United Kingdom – continued
235,646	Residential Mortgage Securities PLC, Series 28, Class A, GBP 3-month LIBOR + 1.150%, 1.995%, 6/15/2046, (GBP)(a)(b)	$307,922
171,189	RMAC Securities No. 1 PLC, Series 2007-NS1X, Class A2A, GBP 3-month LIBOR + 0.150%, 0.995%, 6/12/2044, (GBP)(b)	208,761
1,660,000	Royal Bank of Scotland Group PLC, 5.125%, 5/28/2024(a)	1,703,896
1,150,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023(a)	1,227,570
405,000	Royal Bank of Scotland Group PLC, 6.100%, 6/10/2023(a)	430,099
3,778,000	Santander UK Group Holdings PLC, 4.750%, 9/15/2025, 144A(a)	3,750,183
315,000	Sky Ltd., EMTN, 2.500%, 9/15/2026, (EUR)	394,585
1,290,000	Towd Point Mortgage Funding PLC, Series 2016-GR1A, Class B, GBP 3-month LIBOR + 1.400%, 2.325%, 7/20/2046, 144A, (GBP)(a)(b)	1,680,478
615,000	United Kingdom Gilt, 0.750%, 7/22/2023, (GBP)(a)	802,137
1,735,000	United Kingdom Gilt, 2.000%, 7/22/2020, (GBP)(a)	2,299,201
4,995,000	United Kingdom Gilt, 3.500%, 1/22/2045, (GBP)(a)	9,159,426
9,535,000	United Kingdom Gilt, 4.250%, 12/07/2027, (GBP)(a)	15,900,857
350,000	United Kingdom Gilt, 4.500%, 9/07/2034, (GBP)(a)	655,705
597,000	WPP Finance 2013, EMTN, 2.875%, 9/14/2046, (GBP)	637,878

		66,884,365

	United States – 40.2%
605,171	AASET Trust, Series 2017-1A, Class A, 3.967%, 5/16/2042, 144A(a)	603,695
290,000,000	Aflac, Inc., 0.932%, 1/25/2027, (JPY)(a)	2,664,635
390,000,000	Aflac, Inc., (fixed rate to 10/23/2027, variable rate thereafter), 2.108%, 10/23/2047, (JPY)(a)	3,671,236
2,075,000	Altria Group, Inc., 3.125%, 6/15/2031, (EUR)	2,393,855
3,112,615	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026	3,174,712
2,285,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024(a)	2,283,911
995,000	Anadarko Petroleum Corp., 5.550%, 3/15/2026(a)	1,083,691
815,000	Anadarko Petroleum Corp., 6.600%, 3/15/2046	990,876
2,350,000	AT&T, Inc., 4.350%, 6/15/2045(a)	2,156,249
1,625,000	AT&T, Inc., 4.500%, 3/09/2048(a)	1,524,725
3,135,000	Bank of America Corp., MTN,(fixed rate to 2/7/2029, variable rate thereafter), 3.974%, 2/07/2030	3,195,311

	United States – continued
$257,553	Bayview Opportunity Master Fund IIb Trust, Series 2018-RN5, Class A1, 3.820%, 4/28/2033, 144A(c)	257,985
658,878	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A(a)	666,654
529,545	Bayview Opportunity Master Fund IVb Trust, Series 2018-RN9, Class A1, 4.213%, 10/29/2033, 144A(c)	531,912
2,455,000	Broadcom, Inc., 4.250%, 4/15/2026, 144A	2,436,858
2,995,000	CBS Corp., 3.700%, 6/01/2028	2,918,412
2,004,320	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A(a)	1,984,698
3,525,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	3,714,282
2,150,000	Cigna Corp., 4.125%, 11/15/2025, 144A(a)	2,225,213
3,060,000	Cigna Corp., 4.375%, 10/15/2028, 144A(a)	3,174,047
1,278,074	Citigroup Mortgage Loan Trust, Series 2018-A, Class A1, 4.000%, 1/25/2068, 144A(c)	1,285,824
4,518,508	Citigroup Mortgage Loan Trust, Series 2018-C, Class A1, 4.125%, 3/25/2059, 144A(c)	4,537,153
1,070,000	Citigroup, Inc., 2.750%, 1/24/2024, (GBP)	1,431,161
2,930,000	Citigroup, Inc., 4.090%, 6/09/2025, (CAD)(a)	2,281,271
1,520,000	Citigroup, Inc., 4.400%, 6/10/2025(a)	1,573,637
2,570,000	Commercial Mortgage Trust, Series 2013-GAM, Class A2, 3.367%, 2/10/2028, 144A(a)	2,566,877
600,000,000	Corning, Inc., 0.698%, 8/09/2024, (JPY)(a)	5,392,421
5,759	Credit Suisse Mortgage Capital Certificates, Series 2009-13R, Class 3A1, 4.224%, 11/26/2036, 144A(c)(d)(e)	5,532
2,310,797	Credit Suisse Mortgage Trust, Series 2018-RPL2, Class A1, 4.030%, 8/25/2062, 144A(c)	2,306,862
3,685,000	CVS Health Corp., 4.100%, 3/25/2025	3,783,185
6,235,000	CVS Health Corp., 4.300%, 3/25/2028	6,317,623
1,285,000	CVS Health Corp., 4.780%, 3/25/2038	1,272,526
1,610,000	Dell International LLC/EMC Corp., 4.900%, 10/01/2026, 144A	1,634,167
2,504,106	Delta Air Lines Pass Through Trust, Series 2015-1, Class B, 4.250%, 1/30/2025(a)	2,572,385
692,867	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A(a)	703,703
3,465,000	Diamondback Energy, Inc., 4.750%, 11/01/2024, 144A	3,542,270
2,310,000	Energy Transfer Operating LP, 5.150%, 3/15/2045	2,220,292

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	United States – continued
$855,000	Energy Transfer Operating LP, 5.300%, 4/15/2047	$843,755
1,070,000	Federal National Mortgage Association, Series 2017-M13, Class A2, 2.939%, 9/25/2027(a)(c)	1,069,961
4,440,000	Federal National Mortgage Association, Series 2017-M14, Class A2, 2.877%, 11/25/2027(a)(c)	4,415,632
286,786	FHLMC, 3.500%, 1/01/2048	291,424
3,936,558	FHLMC, 4.000%, with various maturities from 2046 to 2048(a)(f)	4,095,375
2,342,286	FHLMC, 4.500%, with various maturities from 2044 to 2048(a)(f)	2,477,094
5,790,000	FHLMC Multifamily Structured Pass Through Certificates, Series K065, Class A2, 3.243%, 4/25/2027(a)	5,942,025
10,987,201	FNMA, 2.500%, with various maturities in 2046(a)(f)	10,677,544
6,765,534	FNMA, 3.000%, with various maturities from 2046 to 2057(a)(f)	6,704,292
9,078,219	FNMA, 3.500%, with various maturities from 2045 to 2058(a)(f)	9,210,796
5,682,091	FNMA, 4.000%, with various maturities from 2047 to 2049(a)(f)	5,847,453
3,350,499	FNMA, 4.500%, with various maturities from 2043 to 2047(a)(f)	3,531,200
6,718,000	FNMA (TBA), 4.000%, 5/01/2049(g)	6,903,851
2,190,251	GCAT LLC, Series 2018-1, Class A1, 3.844%, 6/25/2048, 144A(c)	2,186,667
265,000	GE Capital International Funding Co. Unlimited Co., 3.373%, 11/15/2025	257,138
610,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	563,937
1,985,000	General Electric Co., 4.125%, 10/09/2042	1,722,619
11,000,000	General Electric Co., EMTN, 4.208%, 12/06/2021, (SEK)(a)	1,265,308
3,900,000	General Motors Financial Co., Inc., 4.000%, 1/15/2025	3,820,688
1,760,000	General Motors Financial Co., Inc., 5.650%, 1/17/2029	1,819,755
315,000	General Motors Financial Co., Inc., EMTN, 0.955%, 9/07/2023, (EUR)	348,775
1,230,680	GNMA, 1-month LIBOR + 1.797%, 4.317%, 5/20/2064(a)(b)	1,265,593
607,053	GNMA, 4.393%, 12/20/2061(a)(c)	608,670
154,462	GNMA, 4.448%, 6/20/2062(a)(c)	155,180
298,125	GNMA, 4.492%, 4/20/2065(a)(c)	319,110
1,165,834	GNMA, 4.514%, 1/20/2063(a)(c)	1,179,125
1,121,598	GNMA, 1-month LIBOR + 2.024%, 4.544%, 11/20/2064(a)(b)	1,184,280
1,525,122	GNMA, 4.571%, 2/20/2065(a)(c)	1,618,552
1,789,389	GNMA, 4.661%, 7/20/2064(a)(c)	1,906,229
1,336,234	GNMA, 1-month LIBOR + 2.142%, 4.662%, 11/20/2064(a)(b)	1,412,254
1,579,323	GNMA, 4.663%, 7/20/2064(a)(c)	1,677,651
2,891,402	GNMA, 4.671%, 5/20/2064(a)(c)	3,052,525
2,097,474	GNMA, 1-month LIBOR + 2.316%, 4.836%, 10/20/2063(a)(b)	2,225,946

	United States – continued
730,000	Gulfport Energy Corp., 6.000%, 10/15/2024	662,577
950,000	Gulfport Energy Corp., 6.375%, 1/15/2026	840,750
2,100,000	HCA, Inc., 5.000%, 3/15/2024	2,226,405
1,630,000	HCA, Inc., 5.250%, 4/15/2025	1,750,259
1,505,000	HCA, Inc., 5.250%, 6/15/2026	1,612,560
1,390,000	Hess Corp., 4.300%, 4/01/2027	1,376,643
510,000	Hess Corp., 5.800%, 4/01/2047	530,818
445,000	Kraft Heinz Foods Co., 3.000%, 6/01/2026	414,787
1,180,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	1,020,748
335,000	Lennar Corp., 4.750%, 5/30/2025	341,700
1,255,000	Lennar Corp., 4.750%, 11/29/2027	1,255,587
455,000	Lennar Corp., 5.250%, 6/01/2026	468,081
472,451	Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.500%, 5/20/2030, 144A(a)(c)	469,956
4,580,000	Newfield Exploration Co., 5.375%, 1/01/2026	4,935,469
1,773,117	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL1, Class A1, 3.000%, 6/25/2057, 144A(c)	1,770,651
1,057,617	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A1, 3.000%, 7/25/2057, 144A(c)	1,043,792
995,000	Owens Corning, 4.300%, 7/15/2047	805,074
530,000	Owens Corning, 4.400%, 1/30/2048	436,042
2,852,556	Preston Ridge Partners Mortgage LLC, Series 2017-2A, Class A1, 3.470%, 9/25/2022, 144A(c)	2,848,455
565,843	Preston Ridge Partners Mortgage LLC, Series 2017-3A, Class A1, 3.470%, 11/25/2022, 144A(c)	564,172
850,000,000	Procter & Gamble Co. (The), 0.275%, 5/08/2020, (JPY)(a)	7,686,046
1,765,000	Prologis Euro Finance LLC, 1.875%, 1/05/2029, (EUR)(a)	2,078,860
530,000,000	Prologis Yen Finance LLC, 0.972%, 9/25/2028, (JPY)(a)	4,817,391
5,421,294	RCO Mortgage LLC, Series 2018-1, Class A1, 4.000%, 5/25/2023, 144A(c)	5,443,900
2,571,535	Spirit Airlines Pass Through Certificates, Series 2015-1, Class B, 4.450%, 10/01/2025(a)	2,594,061
6,428,918	Stanwich Mortgage Loan Trust, Series 2018-NPB1, Class A1, 4.016%, 5/16/2023, 144A(c)	6,440,070
3,235,000	Synchrony Card Issuance Trust, Series 2019-A1, Class A, 2.950%, 3/17/2025(e)	3,234,834
1,006,425	Transocean Guardian Ltd., 5.875%, 1/15/2024, 144A	1,021,521
1,346,625	Transocean Pontus Ltd., 6.125%, 8/01/2025, 144A	1,363,458
5,040,000	U.S. Treasury Bond, 2.875%, 5/15/2043(a)(h)	5,117,372
8,997,847	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2022(a)(i)	8,904,796
8,415,000	U.S. Treasury Note, 1.250%, 8/31/2019	8,371,610

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	United States – continued
$1,000,000	U.S. Treasury Note, 2.250%, 11/15/2025	$995,469
33,390,000	U.S. Treasury Note, 2.500%, 12/31/2020	33,490,431
6,140,000	U.S. Treasury Note, 2.625%, 12/31/2023	6,244,332
16,240,000	U.S. Treasury Note, 2.875%, 8/15/2028	16,873,106
989,045	United Airlines Pass Through Trust, Series 2013-1, Class B, 5.375%, 2/15/2023	1,014,202
1,170,370	United Airlines Pass Through Trust, Series 2016-1, Class B, 3.650%, 7/07/2027	1,155,570
1,494,965	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	1,458,458
870,000	UnitedHealth Group, Inc., 4.625%, 7/15/2035(a)	975,285
1,328,678	Vericrest Opportunity Loan Trust, Series 2018-NPL4, Class A1A, 4.336%, 7/27/2048, 144A(c)	1,333,567
1,361,947	Vericrest Opportunity Loan Trust, Series 2018-NPL7, Class A1A, 3.967%, 9/25/2048, 144A(c)	1,367,875
2,833,516	Vericrest Opportunity Loan Trust, Series 2018-NPL8, Class A1A, 4.213%, 10/26/2048, 144A(c)	2,851,611
570,000,000	Walmart, Inc., 0.183%, 7/15/2022, (JPY)(a)	5,162,473
1,290,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	1,304,835
880,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	884,638
230,000	Whiting Petroleum Corp., 6.625%, 1/15/2026	225,400
940,000	Zimmer Biomet Holdings, Inc., 2.425%, 12/13/2026, (EUR)	1,125,141

		334,591,088

	Total Bonds and Notes

	(Identified Cost $805,900,056)	808,464,639

Short-Term Investments – 1.5%

5,231,257	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500% to be repurchased at $5,231,911 on 4/01/2019 collateralized by $5,340,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $5,338,414 including accrued interest (Note 2 of Notes to Financial Statements)	5,231,257

Short-Term Investments – continued
7,150,000	U.S. Treasury Bills, 2.416%, 5/09/2019(a)(j)	7,132,151

	Total Short-Term Investments

	(Identified Cost $12,363,023)	12,363,408

	Total Investments – 98.7%

	(Identified Cost $818,263,079)	820,828,047

	Other assets less liabilities—1.3%	10,853,734

	Net Assets – 100.0%	$831,681,781

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	See Note 2 of Notes to Financial Statements.

(††)	Amount shown represents principal amount including inflation adjustments.

(†††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.

(b)	Variable rate security. Rate as of March 31, 2019 is disclosed.

(c)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2019 is disclosed.

(d)	Fair valued by the Fund’s adviser. At March 31, 2019, the value of this security amounted to $5,532 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.

(e)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

(f)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(g)	When-issued/delayed delivery. See Note 2 of Notes to Financial Statements.

(h)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

(i)	Treasury Inflation Protected Security (TIPS).

(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the value of Rule 144A holdings amounted to $141,053,495 or 17.0% of net assets.
ABS	Asset-Backed Securities
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
DKK	Danish Krone

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Bond Fund – continued

EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand

At March 31, 2019, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Citibank N.A.	6/19/2019	EUR	B	15,390,000	$17,532,904	$17,377,517	$(155,387)
Citibank N.A.	6/19/2019	EUR	S	7,420,000	8,465,980	8,378,244	87,736
Citibank N.A.	6/19/2019	ZAR	S	72,730,000	5,013,269	4,993,817	19,452
Credit Suisse International	6/19/2019	AUD	S	12,320,000	8,710,720	8,760,485	(49,765)
Credit Suisse International	6/19/2019	CHF	B	5,805,000	5,860,085	5,872,809	12,724
Credit Suisse International	6/19/2019	JPY	B	3,467,675,000	31,373,071	31,478,414	105,343
Credit Suisse International	6/19/2019	JPY	S	369,055,000	3,361,677	3,350,160	11,517
Credit Suisse International	6/19/2019	JPY	S	468,215,000	4,225,966	4,250,302	(24,336)
Credit Suisse International	6/19/2019	KRW	B	12,932,574,000	11,501,755	11,420,569	(81,186)
Morgan Stanley Capital Services, Inc.	6/04/2019	BRL	B	52,970,000	13,815,858	13,467,896	(347,962)
Morgan Stanley Capital Services, Inc.	6/04/2019	BRL	S	52,970,000	14,079,903	13,467,896	612,007
UBS AG	6/19/2019	CAD	B	12,345,000	9,224,665	9,255,762	31,097
UBS AG	6/19/2019	CAD	S	2,805,000	2,107,359	2,103,071	4,288
UBS AG	6/19/2019	NZD	S	11,680,000	7,992,858	7,965,917	26,941

Total							$252,469

At March 31, 2019, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
BNP Paribas S.A.	6/19/2019	SEK	3,770,000	EUR	358,387	$404,670	$(3,197)
Credit Suisse International	6/19/2019	AUD	1,225,000	EUR	760,405	858,607	(12,464)
Credit Suisse International	6/19/2019	IDR	21,947,060,000	JPY	167,957,909	1,524,667	(1,239)
Deutsche Bank AG	6/19/2019	HUF	3,633,395,000	EUR	11,505,903	12,991,814	230,651
Morgan Stanley Capital Services, Inc.	6/19/2019	EUR	766,542	GBP	660,000	862,952	(2,583)
Morgan Stanley Capital Services, Inc.	6/19/2019	GBP	1,000,000	EUR	1,160,322	1,310,170	2,666
Morgan Stanley Capital Services, Inc.	6/19/2019	GBP	1,700,000	EUR	1,969,949	2,224,355	1,599
Morgan Stanley Capital Services, Inc.	6/19/2019	GBP	955,000	EUR	1,104,308	1,246,922	(1,743)

Total							$213,690

At March 31, 2019, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	6/28/2019	210	$44,577,808	$44,749,687	$171,879
5 Year U.S. Treasury Note	6/28/2019	365	42,414,030	42,277,266	(136,764)
Ultra Long U.S. Treasury Bond	6/19/2019	100	16,574,769	16,800,000	225,231

Total					$260,346

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Bond Fund – continued

At March 31, 2019, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	6/19/2019	436	$53,628,913	$54,159,375	$(530,462)
30 Year U.S. Treasury Bond	6/19/2019	147	21,319,338	21,999,469	(680,131)
German Euro Bund	6/06/2019	91	16,711,405	16,979,867	(268,462)
Ultra 10 Year U.S. Treasury Note	6/19/2019	190	25,175,074	25,228,437	(53,363)

Total					$(1,532,418)

Industry Summary at March 31, 2019 (Unaudited)

Treasuries	44.9%
Mortgage Related	7.7
Banking	7.3
ABS Home Equity	4.8
Local Authorities	3.3
Healthcare	3.0
Independent Energy	2.3
Supranational	2.1
Other Investments, less than 2% each	21.8
Short-Term Investments	1.5

Total Investments	98.7
Other assets less liabilities (including forward foreign currency and futures contracts)	1.3

Net Assets	100.0%

Currency Exposure Summary at March 31, 2019 (Unaudited)

United States Dollar	45.9%
Euro	18.2
Japanese Yen	12.6
British Pound	5.3
Canadian Dollar	3.0
Australian Dollar	2.4
Other, less than 2% each	11.3

Total Investments	98.7
Other assets less liabilities (including forward foreign currency and futures contracts)	1.3

Net Assets	100.0%

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 96.5% of Net Assets

	Banking – 3.0%
$160,000	BB&T Corp., MTN, 3.750%, 12/06/2023	$166,023
200,000	HSBC Holdings PLC, (fixed rate to 3/23/2023, variable rate thereafter), 6.250%(a)	199,750
200,000	Lloyds Banking Group PLC, (fixed rate to 11/07/2027, variable rate thereafter), 3.574%, 11/07/2028	192,051
200,000	Royal Bank of Scotland Group PLC, (fixed rate to 8/10/2025, variable rate thereafter), 8.000%(a)	214,102

		771,926

	Chemicals – 0.3%
75,000	Dow Chemical Co. (The), 5.550%, 11/30/2048, 144A	83,619

	Electric – 0.8%
45,000	IPALCO Enterprises, Inc., 3.700%, 9/01/2024	45,230
150,000	Niagara Mohawk Power Corp., 4.278%, 12/15/2028, 144A	159,137

		204,367

	Food & Beverage – 0.4%
100,000	Bacardi Ltd., 4.700%, 5/15/2028, 144A	99,982

	Independent Energy – 0.3%
90,000	Chesapeake Energy Corp., 8.000%, 6/15/2027	88,650

	Life Insurance – 0.6%
140,000	MetLife, Inc., Series D, (fixed rate to 3/15/2028, variable rate thereafter), 5.875%(a)	144,137

	Midstream – 0.5%
150,000	Plains All American Pipeline LP, Series B, (fixed rate to 11/15/2022, variable rate thereafter), 6.125%(a)	140,625

	Treasuries – 90.2%
2,170,867	U.S. Treasury Inflation Indexed Bond, 0.750%, 7/15/2028(b)	2,218,543
195,601	U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2045(b)	187,853
1,209,520	U.S. Treasury Inflation Indexed Bond, 0.875%, 2/15/2047(b)(c)	1,195,989
1,030,392	U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2046(b)	1,049,487
663,442	U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2048(b)	677,002
220,053	U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2049(b)	225,603
553,024	U.S. Treasury Inflation Indexed Bond, 3.375%, 4/15/2032(b)	744,765
4,460,316	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2021(b)	4,424,751
3,208,376	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2022(b)(c)	3,175,197
3,528,134	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2026(b)	3,450,506

	Treasuries – continued
1,459,384	U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/2025(b)	1,458,060
2,344,433	U.S. Treasury Inflation Indexed Note, 0.375%, 1/15/2027(b)(c)	2,323,032
816,320	U.S. Treasury Inflation Indexed Note, 0.500%, 1/15/2028(b)	814,179
1,020,087	U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2026(b)(c)	1,031,489
518,341	U.S. Treasury Inflation Indexed Note, 0.875%, 1/15/2029(b)	534,815

		23,511,271

	Wireless – 0.4%
100,000	Sprint Corp., 7.625%, 3/01/2026	101,350

	Total Bonds and Notes

	(Identified Cost $25,140,445)	25,145,927

Senior Loans – 1.3%

	Independent Energy – 0.1%
36,000	MEG Energy Corp., 2017 Term Loan B, 1-month LIBOR + 3.500%, 6.000%, 12/31/2023(d)	35,899

	Retailers – 1.2%
314,564	Staples, Inc., 2017 Term Loan B, 1-month LIBOR + 4.000%, 6.489%, 9/12/2024(d)	311,698

	Total Senior Loans

	(Identified Cost $350,083)	347,597

Shares

Preferred Stocks – 0.6%

	Government Guaranteed – 0.6%
6,039	Bank of America Corp., Series GG, 6.000% (Identified Cost $150,975)	160,215

Principal Amount

Short-Term Investments – 1.3%

$320,815	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500% to be repurchased at $320,855 on 4/01/2019 collateralized by $330,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $329,902 including accrued interest (Note 2 of Notes to Financial Statements)	320,815

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund – continued

Principal Amount	Description	Value (†)

Short-Term Investments – continued
$20,000	U.S. Treasury Bills, 2.476%, 6/06/2019(e)(f)	$19,913

Total Short-Term Investments

	(Identified Cost $340,724)	340,728

Total Investments – 99.7%

	(Identified Cost $25,982,227)	25,994,467

	Other assets less liabilities—0.3%	80,641

	Net Assets – 100.0%	$26,075,108

(†)	See Note 2 of Notes to Financial Statements.

(a)	Perpetual bond with no specified maturity date.

(b)	Treasury Inflation Protected Security (TIPS).

(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

(d)	Variable rate security. Rate as of March 31, 2019 is disclosed.

(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.

(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the value of Rule 144A holdings amounted to $342,738 or 1.3% of net assets.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

At March 31, 2019, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Eurodollar	12/14/2020	30	$7,259,700	$7,339,124	$(79,424)
Ultra 10 Year U.S. Treasury Note	6/19/2019	6	797,131	796,688	443
Ultra Long U.S. Treasury Bond	6/19/2019	2	336,231	336,000	231

Total					$(78,750)

Industry Summary at March 31, 2019 (Unaudited)

Treasuries	90.2%
Banking	3.0
Other Investments, less than 2% each	5.2
Short-Term Investments	1.3

Total Investments	99.7
Other assets less liabilities (including futures contracts)	0.3

Net Assets	100.0%

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 68.2% of Net Assets

Non-Convertible Bonds – 62.1%

	Aerospace & Defense – 1.4%
135,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	$102,493
1,930,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	1,939,650
115,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	123,913
1,165,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	1,194,125
1,072,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	993,969
2,209,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	2,324,972
2,610,000	Textron Financial Corp., 3-month LIBOR + 1.735%, 4.419%, 2/15/2067, 144A(a)	1,983,600
625,000	TransDigm, Inc., 6.500%, 5/15/2025	634,438

		9,297,160

	Airlines – 1.7%
4,080,000	Air Canada, 7.750%, 4/15/2021, 144A	4,370,700
267,905	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	273,424
692,829	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	679,401
2,031,816	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	1,983,320
53,393	Continental Airlines Pass Through Certificates, Series 2000-2, Class A-1, 7.707%, 10/02/2022(b)	55,027
261,665	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	265,126
203,209	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	206,887
1,729,116	US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/2023	1,777,290
1,750,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	1,785,000
40,691	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	40,944

		11,437,119

	Automotive – 1.2%
1,060,000	Delphi Technologies PLC, 5.000%, 10/01/2025, 144A	933,330
2,090,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,157,925
3,505,000	Lear Corp., 5.375%, 3/15/2024	3,601,989
1,840,000	Tenneco, Inc., 5.000%, 7/15/2026	1,472,000

		8,165,244

	Banking – 0.4%
$2,315,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	2,039,909
160,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%(c)	196,200
85,000	Royal Bank of Scotland Group PLC, Series U, 3-month LIBOR + 2.320%, 4.921%(a)(c)	79,050

		2,315,159

	Brokerage – 0.3%
350,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 8/15/2024, 144A	344,750
1,615,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,672,666

		2,017,416

	Building Materials – 0.5%
3,350,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	3,274,625
178,000	Masco Corp., 6.500%, 8/15/2032	202,495

		3,477,120

	Cable Satellite – 2.7%
125,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	127,188
60,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	61,409
1,865,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	1,876,656
70,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	72,275
2,215,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	2,273,144
300,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	311,340
3,215,000	CSC Holdings LLC, 5.250%, 6/01/2024	3,263,225
370,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	370,925
2,205,000	DISH DBS Corp., 5.000%, 3/15/2023	1,984,500
2,686,000	DISH DBS Corp., 5.875%, 11/15/2024	2,256,240
1,720,000	DISH DBS Corp., 7.750%, 7/01/2026	1,496,400
170,000	Time Warner Cable LLC, 4.500%, 9/15/2042	148,584
4,135,000	Ziggo BV, 5.500%, 1/15/2027, 144A	4,083,313

		18,325,199

	Chemicals – 1.6%
1,025,000	Aruba Investments, Inc., 8.750%, 2/15/2023, 144A	1,025,000
4,738,000	Hercules LLC, 6.500%, 6/30/2029	4,749,845
2,564,000	Hexion, Inc., 7.875%, 2/15/2023(d)(e)	899,631
2,641,000	Hexion, Inc., 9.200%, 3/15/2021(d)(e)	660,250
3,190,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020(d)(e)	797,500

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Chemicals – continued
$2,971,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	$2,926,435

		11,058,661

	Construction Machinery – 1.1%
330,000	United Rentals North America, Inc., 4.875%, 1/15/2028	320,991
1,370,000	United Rentals North America, Inc., 5.500%, 7/15/2025	1,400,825
2,320,000	United Rentals North America, Inc., 5.750%, 11/15/2024	2,383,800
1,140,000	United Rentals North America, Inc., 5.875%, 9/15/2026	1,178,475
1,695,000	United Rentals North America, Inc., 6.500%, 12/15/2026	1,783,987

		7,068,078

	Consumer Cyclical Services – 0.3%
1,902,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	2,001,855

	Diversified Manufacturing – 0.0%
260,000	General Electric Co., Series D, (fixed rate to 1/21/2021, variable rate thereafter), 5.000%(c)	242,840

	Electric – 0.8%
455,000	AES Corp. (The), 4.875%, 5/15/2023	461,256
185,000	AES Corp. (The), 5.500%, 4/15/2025	191,551
1,100,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	1,109,152
2,430,000	NRG Energy, Inc., 7.250%, 5/15/2026	2,673,462
340,000	Vistra Energy Corp., 5.875%, 6/01/2023	347,650
205,000	Vistra Energy Corp., 7.625%, 11/01/2024	216,791

		4,999,862

	Finance Companies – 3.6%
1,000,000	AGFC Capital Trust I, 3-month LIBOR + 1.750%, 4.537%, 1/15/2067, 144A(a)(b)(d)(f)	567,193
2,240,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	2,070,850
240,000	International Lease Finance Corp., 4.625%, 4/15/2021	245,563
60,000	International Lease Finance Corp., 6.250%, 5/15/2019	60,219
300,000	International Lease Finance Corp., 8.250%, 12/15/2020	324,020
1,900,000	iStar, Inc., 6.500%, 7/01/2021	1,933,250
1,984,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	2,021,200
5,345,000	Navient Corp., MTN, 6.125%, 3/25/2024	5,338,319
325,000	Navient LLC, MTN, 7.250%, 1/25/2022	344,500
5,550,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033	4,245,750

	Finance Companies – continued
3,240,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	3,033,450
1,725,000	Springleaf Finance Corp., 6.875%, 3/15/2025	1,778,906
1,535,000	Springleaf Finance Corp., 7.125%, 3/15/2026	1,562,814
805,000	Springleaf Finance Corp., 8.250%, 10/01/2023	887,513

		24,413,547

	Financial Other – 0.8%
5,010,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	5,085,150

	Gaming – 0.2%
1,570,000	International Game Technology PLC, 6.250%, 1/15/2027, 144A	1,609,250

	Government Owned – No Guarantee – 0.2%
900,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	805,050
75,000(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)	363,517

		1,168,567

	Healthcare – 6.5%
2,825,000	HCA, Inc., 5.875%, 5/01/2023	3,012,156
1,065,000	HCA, Inc., 7.050%, 12/01/2027	1,163,513
4,660,000	HCA, Inc., 7.500%, 11/06/2033	5,347,350
620,000	HCA, Inc., 7.690%, 6/15/2025	703,700
375,000	HCA, Inc., 8.360%, 4/15/2024	433,125
2,945,000	HCA, Inc., MTN, 7.580%, 9/15/2025	3,313,125
3,875,000	HCA, Inc., MTN, 7.750%, 7/15/2036	4,417,500
4,745,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	4,768,962
5,520,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	5,685,600
10,334,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	9,713,960
910,000	Tenet Healthcare Corp., 7.000%, 8/01/2025	919,955
1,395,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	1,500,811
2,554,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	2,576,348

		43,556,105

	Home Construction – 2.1%
2,820,000	Beazer Homes USA, Inc., 5.875%, 10/15/2027	2,460,450
15,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	14,363
2,205,000	Beazer Homes USA, Inc., 8.750%, 3/15/2022	2,306,430
882,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	727,650
3,060,000	Lennar Corp., 4.500%, 6/15/2019	3,060,000
400,000	PulteGroup, Inc., 6.000%, 2/15/2035	383,500
2,425,000	TRI Pointe Group, Inc., 4.875%, 7/01/2021	2,428,031
1,970,000	TRI Pointe Group, Inc., 5.250%, 6/01/2027	1,812,400

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Home Construction – continued
$1,000,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	$1,005,000

		14,197,824

	Independent Energy – 12.7%
530,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	529,747
480,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	451,689
1,846,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	2,021,924
470,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	464,125
870,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	808,013
5,085,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A(d)(e)	3,044,542
647,000	California Resources Corp., 5.500%, 9/15/2021	503,327
106,000	California Resources Corp., 6.000%, 11/15/2024	68,945
13,220,000	California Resources Corp., 8.000%, 12/15/2022, 144A	10,381,666
1,000,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	985,000
2,835,000	Chesapeake Energy Corp., 8.000%, 1/15/2025	2,891,700
3,795,000	Chesapeake Energy Corp., 8.000%, 6/15/2027	3,738,075
1,885,000	Continental Resources, Inc., 3.800%, 6/01/2024	1,897,328
2,095,000	Continental Resources, Inc., 4.500%, 4/15/2023	2,168,705
1,876,000	Continental Resources, Inc., 5.000%, 9/15/2022	1,889,369
3,870,000	Denbury Resources, Inc., 7.500%, 2/15/2024, 144A	3,304,013
8,566,000	Halcon Resources Corp., 6.750%, 2/15/2025	5,139,600
3,690,000	Lonestar Resources America, Inc., 11.250%, 1/01/2023, 144A	3,629,410
1,270,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	1,174,750
9,165,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	8,546,362
6,850,000	Montage Resources Corp., 8.875%, 7/15/2023	6,526,680
1,075,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(b)(f)(g)	—
400,000	OGX Austria GmbH, 8.500%, 6/01/2018(b)(f)(g)	—
565,000	QEP Resources, Inc., 5.250%, 5/01/2023	532,513
340,000	Range Resources Corp., 5.000%, 8/15/2022	336,600
1,540,000	Sanchez Energy Corp., 6.125%, 1/15/2023	207,900
5,560,000	Seven Generations Energy Ltd., 5.375%, 9/30/2025, 144A	5,434,900

	Independent Energy – continued
1,270,000	SM Energy Co., 5.000%, 1/15/2024	1,174,750
1,045,000	SM Energy Co., 5.625%, 6/01/2025	966,249
428,000	SM Energy Co., 6.125%, 11/15/2022	428,000
690,000	SM Energy Co., 6.625%, 1/15/2027	655,500
6,345,000	Southwestern Energy Co., 6.200%, 1/23/2025	6,233,962
6,905,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	5,489,475
2,265,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	2,276,937
2,011,000	Whiting Petroleum Corp., 6.625%, 1/15/2026	1,970,780

		85,872,536

	Life Insurance – 0.4%
1,530,000	MetLife, Inc., 10.750%, 8/01/2069	2,310,300
280,000	MetLife, Inc., (fixed rate to 4/08/2038, variable rate thereafter), 9.250%, 4/08/2068, 144A	376,600

		2,686,900

	Media Entertainment – 0.3%
725,000	iHeartCommunications, Inc., 9.000%, 3/01/2021(g)	511,125
1,890,000	iHeartCommunications, Inc., 9.000%, 9/15/2022(g)	1,332,450

		1,843,575

	Metals & Mining – 4.1%
4,146,853	1839688 Alberta ULC, 14.000% PIK, 14.000% Cash, 2/13/2020(b)(d)(f)(g)(h)	—
2,440,000	AK Steel Corp., 7.625%, 10/01/2021	2,446,100
2,520,000	Allegheny Technologies, Inc., 7.875%, 8/15/2023	2,731,050
3,000,000	ArcelorMittal, 5.250%, 8/05/2020	3,082,468
1,880,000	Barrick Gold Corp., 5.250%, 4/01/2042	2,032,994
3,894,000	Commercial Metals Co., 5.375%, 7/15/2027	3,747,975
1,660,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	1,539,650
4,530,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	4,558,313
200,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	191,500
3,960,000	Hecla Mining Co., 6.875%, 5/01/2021	3,960,000
4,000,000	United States Steel Corp., 6.650%, 6/01/2037	3,520,000

		27,810,050

	Midstream – 1.9%
800,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022, 144A	812,000
5,415,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	5,708,339
2,545,000	Gibson Energy, Inc., 5.375%, 7/15/2022, 144A, (CAD)	1,930,627

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Midstream – continued
$200,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	$193,000
3,465,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	3,584,889
870,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(c)	814,712

		13,043,567

	Oil Field Services – 1.2%
1,805,000	Ensco PLC, 7.750%, 2/01/2026	1,522,968
285,000	Noble Holding International Ltd., 7.750%, 1/15/2024	256,600
250,000	Noble Holding International Ltd., 7.875%, 2/01/2026, 144A	231,875
6,050,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	3,766,609
965,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	916,750
2,145,000	Transocean, Inc., 6.800%, 3/15/2038	1,662,375

		8,357,177

	Packaging – 0.3%
1,830,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	1,926,441

	Property & Casualty Insurance – 0.8%
4,925,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	4,235,598
1,920,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 14.047%, 1/15/2033, 144A(a)(i)	1,257,600

		5,493,198

	REITs – Health Care – 0.3%
1,815,000	MPT Operating Partnership LP/MPT Finance Corp., 5.000%, 10/15/2027	1,846,762

	Retailers – 0.2%
500,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	501,250
16,000	J.C. Penney Corp., Inc., 5.650%, 6/01/2020	14,573
165,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	57,750
790,000	L Brands, Inc., 6.750%, 7/01/2036	663,600

		1,237,173

	Supermarkets – 3.6%
655,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025	621,431
330,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024	333,300
6,355,000	New Albertsons LP, 7.450%, 8/01/2029	5,624,175
2,865,000	New Albertsons LP, 7.750%, 6/15/2026	2,610,932
10,075,000	New Albertsons LP, 8.000%, 5/01/2031	9,067,198
5,625,000	New Albertsons LP, 8.700%, 5/01/2030	5,175,000
1,210,000	New Albertsons LP, Series C, MTN, 6.625%, 6/01/2028	980,100

	Supermarkets – continued
155,000	Safeway, Inc., 7.250%, 2/01/2031	139,500

		24,551,636

	Technology – 0.2%
874,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	914,973
263,000	Micron Technology, Inc., 5.500%, 2/01/2025	271,182

		1,186,155

	Transportation Services – 0.4%
3,285,000	APL Ltd., 8.000%, 1/15/2024(d)(e)	2,919,872

	Treasuries – 4.5%
350,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(j)	407,615
270,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(j)	284,377
170,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(j)	177,271
40,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2037, (EUR)(j)	41,443
490,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(j)	502,069
635,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(j)	647,299
60,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2040, (EUR)(j)	61,072
1,540,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(j)	1,566,626
24,750,000	Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	219,140
110,000(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	547,601
310,000(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	1,546,418
1,595,000(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	8,272,117
75,000(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	397,209
490,000(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	2,771,254

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Treasuries – continued
1,575,000	Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	$192,099
2,260,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	263,161
4,170,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	1,201,385
11,165,000	U.S. Treasury Bond, 3.000%, 8/15/2048	11,557,520

		30,655,676

	Wireless – 2.0%
29,970,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	1,420,507
11,170,000	Sprint Capital Corp., 6.875%, 11/15/2028	10,737,162
215,000	Sprint Capital Corp., 8.750%, 3/15/2032	226,847
605,000	Sprint Communications, Inc., 6.000%, 11/15/2022	609,719
760,000	Sprint Corp., 7.125%, 6/15/2024	771,400

		13,765,635

	Wirelines – 3.8%
205,000	CenturyLink, Inc., 5.625%, 4/01/2025	198,338
1,180,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	1,023,815
1,685,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	1,551,177
9,775,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	8,919,687
1,317,000	Frontier Communications Corp., 7.875%, 1/15/2027	669,260
940,000	Frontier Communications Corp., 11.000%, 9/15/2025	618,638
1,160,000	Level 3 Parent LLC, 5.750%, 12/01/2022	1,171,948
330,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	298,238
645,000	Qwest Corp., 7.250%, 9/15/2025	694,420
2,213,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,047,025
1,550,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,495,750
5,756,000	Windstream Services LLC/Windstream Finance Corp., 9.000%, 6/30/2025, 144A(i)	3,914,080
4,090,000	Windstream Services LLC/Windstream Finance Corp., 10.500%, 6/30/2024, 144A(i)	3,016,375

		25,618,751

	Total Non-Convertible Bonds

	(Identified Cost $434,536,813)	419,251,260

Convertible Bonds – 5.7%

	Aerospace & Defense – 0.3%
1,895,000	Arconic, Inc., 1.625%, 10/15/2019	1,870,857

	Cable Satellite – 1.9%
$3,815,000	DISH Network Corp., 2.375%, 3/15/2024	3,146,883
11,145,000	DISH Network Corp., 3.375%, 8/15/2026	9,467,679

		12,614,562

	Finance Companies – 0.1%
755,000	iStar, Inc., 3.125%, 9/15/2022	692,712

	Independent Energy – 0.8%
4,575,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	4,239,168
1,485,000	SM Energy Co., 1.500%, 7/01/2021	1,386,456

		5,625,624

	Leisure – 0.4%
3,000,000	Rovi Corp., 0.500%, 3/01/2020	2,909,790

	Media Entertainment – 0.0%
39,205	Liberty Interactive LLC, 3.500%, 1/15/2031	56,450

	Pharmaceuticals – 0.2%
440,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	450,175
135,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	153,435
750,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	742,175

		1,345,785

	Technology – 2.0%
1,560,000	Evolent Health, Inc., 2.000%, 12/01/2021	1,504,180
235,000	Finisar Corp., 0.500%, 12/15/2036	230,495
10,395,000	Nuance Communications, Inc., 1.000%, 12/15/2035	9,682,942
1,255,000	Nuance Communications, Inc., 1.250%, 4/01/2025	1,244,998
1,009,000	Nuance Communications, Inc., 1.500%, 11/01/2035	1,003,955

		13,666,570

	Total Convertible Bonds

	(Identified Cost $41,618,551)	38,782,350

Municipals – 0.4%

	District of Columbia – 0.1%
540,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	796,905

	Puerto Rico – 0.3%
4,260,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035(g)	2,209,875

	Total Municipals

	(Identified Cost $4,144,954)	3,006,780

	Total Bonds and Notes

	(Identified Cost $480,300,318)	461,040,390

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Senior Loans – 0.4%

	Chemicals – 0.3%
$1,610,000	Houghton International, Inc., New 2nd Lien Term Loan, 1-month LIBOR + 8.500%, 10.999%, 12/20/2020(a)	$1,601,950

	Financial Other – 0.1%
710,400	DBRS Ltd., Term Loan, 3-month LIBOR + 5.250%, 7.879%, 3/04/2022(a)	703,296

	Oil Field Services – 0.0%
152,758	Petroleum Geo-Services ASA, New Term Loan B, 3-month LIBOR + 2.500%, 5.101%, 3/19/2021(a)	146,171

	Technology – 0.0%
128,399	IQOR U.S., Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.750%, 11.547%, 4/01/2022(a)(d)(e)	100,579

	Total Senior Loans

	(Identified Cost $2,578,146)	2,551,996

Shares

Common Stocks – 12.3%

	Automobiles – 1.1%
876,900	Ford Motor Co.	7,699,182

	Diversified Telecommunication Services – 3.2%
685,365	AT&T, Inc.	21,493,046

	Electronic Equipment, Instruments & Components – 5.5%
1,119,766	Corning, Inc.	37,064,255

	Media – 0.0%
2,154	Dex Media, Inc.(i)(k)	22,483

	Oil, Gas & Consumable Fuels – 0.1%
2,846	Chesapeake Energy Corp.(i)	8,823
1,176	Frontera Energy Corp.	9,970
11,183	Paragon Offshore Ltd., Litigation Units, Class A(i)(k)	9,092
16,774	Paragon Offshore Ltd., Litigation Units, Class B(i)(k)	599,670

		627,555

	Pharmaceuticals – 2.4%
336,191	Bristol-Myers Squibb Co.	16,039,673

	Total Common Stocks

	(Identified Cost $60,622,431)	82,946,194

Preferred Stocks – 2.0%

Convertible Preferred Stocks – 1.9%

	Independent Energy – 0.1%
12,537	Chesapeake Energy Corp., 5.000%	673,864

	Independent Energy – continued
160	Chesapeake Energy Corp., Series A, 5.750%, 144A(b)	81,323

		755,187

	Midstream – 1.4%
3,000	Chesapeake Energy Corp., 5.750%, 144A(b)	1,500,000
30	Chesapeake Energy Corp., 5.750%(b)	15,000
2,954	Chesapeake Energy Corp., 5.750%(b)	1,501,430
116,254	El Paso Energy Capital Trust I, 4.750%	6,297,479

		9,313,909

	REITs – Diversified – 0.4%
71,893	iStar, Inc., Series J, 4.500%	3,069,831

	Total Convertible Preferred Stocks

	(Identified Cost $13,837,946)	13,138,927

Non-Convertible Preferred Stocks – 0.1%

	Finance Companies – 0.0%
2,575	iStar, Inc., Series G, 7.650%	64,246

	Home Construction – 0.1%
96,887	Hovnanian Enterprises, Inc., 7.625%(i)	339,105

	REITs – Warehouse/Industrials – 0.0%
3,363	Prologis, Inc., Series Q, 8.540%	231,206

	Total Non-Convertible Preferred Stocks

	(Identified Cost $857,979)	634,557

	Total Preferred Stocks

	(Identified Cost $14,695,925)	13,773,484

Principal Amount (‡)

Short-Term Investments – 15.7%

$21,812,003	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500% to be repurchased at $21,814,729 on 4/01/2019 collateralized by $22,255,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $22,248,390 including accrued interest (Note 2 of Notes to Financial Statements)	21,812,003
5,000,000	Federal National Mortgage Association Discount Notes, 2.370%, 5/08/2019(l)	4,987,564
35,000,000	U.S. Treasury Bills, 2.430%, 8/08/2019(l)	34,702,762
29,810,000	U.S. Treasury Bills, 2.435%-2.437%, 8/15/2019(l)(m)	29,541,693

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Institutional High Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Short-Term Investments – continued
$15,000,000	U.S. Treasury Bills, 2.445%, 8/29/2019(l)	$14,852,656

Total Short-Term Investments

	(Identified Cost $105,877,995)	105,896,678

Total Investments – 98.6%

	(Identified Cost $664,074,815)	666,208,742

	Other assets less liabilities—1.4%	9,388,990

	Net Assets – 100.0%	$675,597,732

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	See Note 2 of Notes to Financial Statements.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Variable rate security. Rate as of March 31, 2019 is disclosed.

(b)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

(c)	Perpetual bond with no specified maturity date.

(d)	Illiquid security.

(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2019, the value of these securities amounted to $8,422,374 or 1.2% of net assets. See Note 2 of Notes to Financial Statements.

(f)	Fair valued by the Fund’s adviser. At March 31, 2019, the value of these securities amounted to $567,193 or 0.1% of net assets. See Note 2 of Notes to Financial Statements.

(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. No payments were made during the period.

(i)	Non-income producing security.

(j)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

(k)	Securities subject to restriction on resale. At March 31, 2019, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets

Dex Media, Inc.	August 12, 2016	$10,493	$22,483	Less than 0.1%

Paragon Offshore Ltd., Litigation Units, Class A	July 18, 2017	85,478	9,092	Less than 0.1%

Paragon Offshore Ltd., Litigation Units, Class B	July 18, 2017	1,709,463	599,670	0.1%

(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.

(m)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the value of Rule 144A holdings amounted to $128,368,231 or 19.0% of net assets.
GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone

Industry Summary at March 31, 2019 (Unaudited)

Independent Energy	13.6%
Healthcare	6.5
Electronic Equipment, Instruments & Components	5.5
Cable Satellite	4.6
Treasuries	4.5
Metals & Mining	4.1
Wirelines	3.8
Finance Companies	3.7
Supermarkets	3.6
Midstream	3.3
Diversified Telecommunication Services	3.2
Pharmaceuticals	2.6
Technology	2.2
Home Construction	2.2
Wireless	2.0
Other Investments, less than 2% each	17.5
Short-Term Investments	15.7

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 59.5% of Net Assets

Non-Convertible Bonds – 57.9%

	ABS Home Equity – 0.0%
$13,316	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 4.398%, 7/25/2035(a)(b)(c)	$12,081

	ABS Other – 1.8%
2,401,965	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(a)(d)(e)	2,386,784
2,854,646	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A	2,880,718

		5,267,502

	Aerospace & Defense – 0.3%
376,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	405,140
322,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	439,202

		844,342

	Airlines – 1.2%
183,530	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	187,311
68,371	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	67,046
283,366	American Airlines Pass Through Certificates, Series 2013-1, Class A, 4.000%, 1/15/2027	287,741
31,840	Continental Airlines Pass Through Certificates, Series 2000-2, Class A-1, 7.707%, 10/02/2022(a)	32,814
445,884	Continental Airlines Pass Through Certificates, Series 2007-1, Class A, 5.983%, 10/19/2023	469,026
42,043	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	42,676
50,702	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	51,444
396,938	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	437,426
733,822	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	753,378
320,023	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	312,208
285,703	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	316,559
579,530	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	604,410

		3,562,039

	Automotive – 3.1%
659,000	Cummins, Inc., 5.650%, 3/01/2098	747,174
8,576,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	7,964,642
424,000	General Motors Co., 5.200%, 4/01/2045	376,635

		9,088,451

	Banking – 7.0%
2,255,000	Ally Financial, Inc., 4.125%, 2/13/2022	2,274,731
635,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023	632,471
1,244,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	1,216,444
314,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	322,586
536,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	544,303
820,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	566,961
4,745,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	3,622,441
518,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	530,067
3,224,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	3,327,924
482,000	Morgan Stanley, 3.950%, 4/23/2027	481,854
953,000	Morgan Stanley, 4.350%, 9/08/2026	977,723
659,000	Morgan Stanley, 5.750%, 1/25/2021	692,061
1,727,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	2,000,336
710,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	757,891
2,114,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	2,248,879

		20,196,672

	Brokerage – 1.3%
2,528,000	Jefferies Group LLC, 5.125%, 1/20/2023	2,678,015
733,000	Jefferies Group LLC, 6.250%, 1/15/2036	759,173
343,000	Jefferies Group LLC, 6.450%, 6/08/2027	374,478
63,000	Jefferies Group LLC, 6.875%, 4/15/2021	67,317

		3,878,983

	Building Materials – 0.4%
211,000	Masco Corp., 6.500%, 8/15/2032	240,036
104,000	Masco Corp., 7.750%, 8/01/2029	126,291
778,000	Owens Corning, 7.000%, 12/01/2036	884,741

		1,251,068

	Cable Satellite – 0.1%
12,000	Cox Communications, Inc., 4.800%, 2/01/2035, 144A	11,348
145,000	Time Warner Cable LLC, 5.500%, 9/01/2041	142,582

		153,930

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Chemicals – 0.8%
$2,349,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	$2,358,775
110,000	Methanex Corp., 5.250%, 3/01/2022	113,373

		2,472,148

	Collateralized Mortgage Obligations – 0.1%
305,991	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035	339,244
537	Federal National Mortgage Association, REMIC, Series 1990-48, Class H, 7.000%, 4/25/2020(a)(c)	537

		339,781

	Consumer Products – 0.1%
360,000	Hasbro, Inc., 6.600%, 7/15/2028	430,481

	Diversified Manufacturing – 0.1%
51,000	General Electric Co., GMTN, 3.100%, 1/09/2023	50,680
224,000	General Electric Co., Series A, MTN, 3-month LIBOR + 0.300%, 3.087%, 5/13/2024(f)	206,027

		256,707

	Electric – 1.9%
2,024,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	2,040,840
353,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	587,533
1,037,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	1,144,943
416,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	496,430
686,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,159,789

		5,429,535

	Finance Companies – 2.6%
697,000	International Lease Finance Corp., 4.625%, 4/15/2021	713,156
1,631,000	International Lease Finance Corp., 6.250%, 5/15/2019	1,636,961
686,000	Navient Corp., MTN, 6.125%, 3/25/2024	685,143
3,370,000	Navient LLC, 5.500%, 1/25/2023	3,374,212
398,000	Navient LLC, MTN, 7.250%, 1/25/2022	421,880
771,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033	589,815

		7,421,167

	Government Owned – No Guarantee – 0.5%
780,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	888,601
490,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	438,305

		1,326,906

	Health Insurance – 0.0%
10,000	Cigna Holding Co., 7.875%, 5/15/2027	12,667

	Healthcare – 0.5%
1,192,000	HCA, Inc., 4.500%, 2/15/2027	1,224,157
33,000	HCA, Inc., 5.875%, 3/15/2022	35,402
182,000	HCA, Inc., MTN, 7.750%, 7/15/2036	207,480

		1,467,039

	Home Construction – 1.0%
1,989,000	PulteGroup, Inc., 6.000%, 2/15/2035	1,906,953
867,000	PulteGroup, Inc., 6.375%, 5/15/2033	863,749

		2,770,702

	Hybrid ARMs – 0.0%
6,264	FNMA, 6-month LIBOR + 1.543%, 4.418%, 2/01/2037(f)	6,470
14,817	FNMA, 12-month LIBOR + 1.853%, 4.621%, 9/01/2036(f)	15,617

		22,087

	Independent Energy – 1.3%
353,000	Continental Resources, Inc., 3.800%, 6/01/2024	355,309
63,000	Continental Resources, Inc., 4.500%, 4/15/2023	65,216
1,786,000	EQT Corp., 8.125%, 6/01/2019	1,800,886
1,416,000	Noble Energy, Inc., 3.900%, 11/15/2024	1,429,212

		3,650,623

	Industrial Other – 0.7%
2,757,000	Original Wempi, Inc., Series B1, 4.309%, 2/13/2024, (CAD)	2,152,228

	Integrated Energy – 0.2%
500,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	524,459

	Life Insurance – 2.1%
39,000	American International Group, Inc., 4.125%, 2/15/2024	40,213
56,000	American International Group, Inc., 4.875%, 6/01/2022	59,244
1,402,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	1,542,778
1,488,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(d)(e)	2,379,162
1,560,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(d)(e)	2,009,663

		6,031,060

	Media Entertainment – 0.6%
14,290,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	498,090
39,000	Viacom, Inc., 4.375%, 3/15/2043	35,062
663,000	Viacom, Inc., 5.250%, 4/01/2044	668,419
239,000	Viacom, Inc., 5.850%, 9/01/2043	259,912
143,000	Walt Disney Co. (The), 8.150%, 10/17/2036, 144A	214,697

		1,676,180

	Metals & Mining – 0.9%
1,373,000	ArcelorMittal, 6.750%, 3/01/2041	1,530,526

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Metals & Mining – continued
$304,000	ArcelorMittal, 7.000%, 10/15/2039	$346,112
685,000	Worthington Industries, Inc., 6.500%, 4/15/2020	710,049

		2,586,687

	Midstream – 2.2%
125,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	128,125
588,000	Enable Midstream Partners LP, 5.000%, 5/15/2044	527,989
404,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	559,205
1,043,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	1,003,887
119,000	Florida Gas Transmission Co. LLC, 7.900%, 5/15/2019, 144A	119,682
476,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	492,589
2,949,000	ONEOK Partners LP, 4.900%, 3/15/2025	3,136,716
43,000	ONEOK Partners LP, 6.200%, 9/15/2043	48,968
27,000	Plains All American Pipeline LP/PAA Finance Corp., 2.850%, 1/31/2023	26,343
392,000	Williams Cos., Inc., 3.350%, 8/15/2022	394,939

		6,438,443

	Non-Agency Commercial Mortgage-Backed Securities – 0.1%
297,071	Commercial Mortgage Pass Through Certificates, Series 2014-UBS4, Class A2, 2.963%, 8/10/2047	296,901
65,383	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A2, 2.872%, 7/15/2047	65,294
94,890	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.684%, 3/15/2044, 144A(b)	87,939

		450,134

	Packaging – 0.5%
1,302,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	1,370,615

	Paper – 0.3%
552,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	704,626
137,000	WestRock MWV LLC, 7.550%, 3/01/2047(d)(e)	172,683
104,000	WestRock MWV LLC, 8.200%, 1/15/2030	135,910

		1,013,219

	Property & Casualty Insurance – 1.0%
87,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 14.047%, 1/15/2033, 144A(f)(g)	56,985
1,286,000	Old Republic International Corp., 4.875%, 10/01/2024	1,356,306

	Property & Casualty Insurance – continued
1,200,000	XLIT Ltd., 6.250%, 5/15/2027	1,416,660

		2,829,951

	REITs – Single Tenant – 0.0%
85,000	Realty Income Corp., 5.750%, 1/15/2021	88,821

	Retailers – 0.0%
52,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	18,200

	Sovereigns – 1.9%
2,201,000	U.S. Department of Housing and Urban Development, 1.980%, 8/01/2020	2,183,855
1,452,000	U.S. Department of Housing and Urban Development, 2.350%, 8/01/2021	1,444,130
1,760,000	U.S. Department of Housing and Urban Development, 2.450%, 8/01/2022	1,755,987

		5,383,972

	Supermarkets – 0.4%
39,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	43,059
233,000	New Albertsons LP, 7.450%, 8/01/2029	206,205
180,000	New Albertsons LP, 7.750%, 6/15/2026	164,038
774,000	New Albertsons LP, 8.000%, 5/01/2031	696,577
131,000	New Albertsons LP, 8.700%, 5/01/2030	120,520
56,000	New Albertsons LP, Series C, MTN, 6.625%, 6/01/2028	45,360

		1,275,759

	Technology – 0.4%
776,000	KLA-Tencor Corp., 5.650%, 11/01/2034	841,570
171,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	195,997

		1,037,567

	Transportation Services – 0.3%
60,000	APL Ltd., 8.000%, 1/15/2024(d)(e)	53,331
562,000	ERAC USA Finance LLC, 6.700%, 6/01/2034, 144A	697,764

		751,095

	Treasuries – 16.9%
23,816,000	Canadian Government Bond, 0.750%, 9/01/2020, (CAD)	17,617,442
14,020,000	Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)	10,491,683
51,425,000	Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	455,323
200,000(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	995,639
207,800(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	1,036,599
578,400(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	2,999,745
137,300(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	727,157

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Treasuries – continued
913,700(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	$5,167,540
8,546,000	Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	1,042,335
12,267,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	1,428,408
3,126,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	818,356
2,105,000	U.S. Treasury Bond, 3.000%, 8/15/2048	2,179,004
3,921,600	U.S. Treasury Note, 1.250%, 6/30/2019	3,909,345

		48,868,576

	Wireless – 0.2%
8,340,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	395,296
140,000	Sprint Capital Corp., 6.875%, 11/15/2028	134,575
52,000	Sprint Communications, Inc., 6.000%, 11/15/2022	52,406
20,000	Sprint Corp., 7.125%, 6/15/2024	20,300

		602,577

	Wirelines – 5.1%
1,459,000	AT&T, Inc., 3.950%, 1/15/2025	1,488,822
2,841,000	AT&T, Inc., 4.300%, 2/15/2030	2,873,610
425,000	AT&T, Inc., 4.500%, 3/09/2048	398,774
465,000	AT&T, Inc., 4.550%, 3/09/2049	439,125
1,191,000	BellSouth Telecommunications LLC, 5.850%, 11/15/2045	1,206,745
146,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	137,240
876,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	810,300
250,000	Telefonica Emisiones S.A., EMTN, 5.289%, 12/09/2022, (GBP)	365,705
784,000	Telefonica Emisiones S.A., EMTN, 5.375%, 2/02/2026, (GBP)	1,206,260
300,000	Telefonica Emisiones S.A., EMTN, 5.445%, 10/08/2029, (GBP)	483,978
5,077,000	Verizon Communications, Inc., 4.329%, 9/21/2028	5,371,618

		14,782,177

	Total Non-Convertible Bonds

	(Identified Cost $173,437,376)	167,736,631

Convertible Bonds – 1.1%

	Finance Companies – 0.1%
329,000	iStar, Inc., 3.125%, 9/15/2022	301,858

	Technology – 1.0%
2,051,000	Booking Holdings, Inc., 0.900%, 9/15/2021	2,263,894
337,000	Nuance Communications, Inc., 1.000%, 12/15/2035	313,915
259,000	Nuance Communications, Inc., 1.250%, 4/01/2025	256,936

	Technology – continued
$8,000	Nuance Communications, Inc., 1.500%, 11/01/2035	7,960

		2,842,705

	Total Convertible Bonds

	(Identified Cost $2,904,378)	3,144,563

Municipals – 0.5%

	Illinois – 0.1%
245,000	State of Illinois, 5.100%, 6/01/2033	240,742

	Michigan – 0.1%
415,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	412,124

	Virginia – 0.3%
900,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	869,526

	Total Municipals

	(Identified Cost $1,503,844)	1,522,392

	Total Bonds and Notes

	(Identified Cost $177,845,598)	172,403,586

Shares

Common Stocks – 7.8%

	Automobiles – 0.2%
71,933	Ford Motor Co.	631,572

	Diversified Telecommunication Services – 0.9%
88,190	AT&T, Inc.	2,765,638

	Electronic Equipment, Instruments & Components – 6.5%
565,646	Corning, Inc.	18,722,883

	Pharmaceuticals – 0.2%
13,089	Bristol-Myers Squibb Co.	624,476

	Total Common Stocks

	(Identified Cost $11,119,244)	22,744,569

Preferred Stocks – 0.7%

Convertible Preferred Stocks – 0.6%

	Banking – 0.3%
714	Bank of America Corp., Series L, 7.250%	929,535

	Independent Energy – 0.1%
3,453	Chesapeake Energy Corp., 5.000%	185,599

	Midstream – 0.2%
12,375	El Paso Energy Capital Trust I, 4.750%	670,354

	Total Convertible Preferred Stocks

	(Identified Cost $1,446,924)	1,785,488

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Shares	Description	Value (†)

Non-Convertible Preferred Stocks – 0.1%

	Electric – 0.1%
213	Connecticut Light & Power Co. (The), 2.200%	$9,856
1,860	Union Electric Co., 4.500%	186,465

		196,321

	Total Non-Convertible Preferred Stocks

	(Identified Cost $104,764)	196,321

	Total Preferred Stocks

	(Identified Cost $1,551,688)	1,981,809

Principal Amount (‡)

Short-Term Investments – 31.9%
$2,592,000	Ford Motor Credit Co. LLC, 4.331%, 12/02/2019(h)	2,531,057
10,951,215	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500% to be repurchased at $10,952,584 on 4/01/2019 collateralized by $11,175,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $11,171,681 including accrued interest (Note 2 of Notes to Financial Statements)	10,951,215
39,450,900	U.S. Treasury Bills, 2.160%-2.346%, 4/25/2019(h)(i)	39,389,389
8,000,000	U.S. Treasury Bills, 2.341%, 5/02/2019(h)	7,983,820
3,000,000	U.S. Treasury Bills, 2.366%, 9/26/2019(h)	2,964,845
14,000,000	U.S. Treasury Bills, 2.407%, 6/06/2019(h)	13,939,426

2,000,000	U.S. Treasury Bills, 2.432%, 7/25/2019(h)	1,984,897

12,695,000	U.S. Treasury Bills, 2.441%, 9/05/2019(h)	12,564,202

	Total Short-Term Investments

	(Identified Cost $92,293,853)	92,308,851

	Total Investments – 99.9%

	(Identified Cost $282,810,383)	289,438,815

	Other assets less liabilities—0.1%	223,836

	Net Assets – 100.0%	$289,662,651

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	See Note 2 of Notes to Financial Statements.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2019 is disclosed.

(c)	Fair valued by the Fund’s adviser. At March 31, 2019, the value of these securities amounted to $12,618 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.

(d)	Illiquid security.

(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2019, the value of these securities amounted to $7,001,623 or 2.4% of net assets. See Note 2 of Notes to Financial Statements.

(f)	Variable rate security. Rate as of March 31, 2019 is disclosed.

(g)	Non-income producing security.

(h)	Interest rate represents discount rate at time of purchase; not a coupon rate.

(i)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the value of Rule 144A holdings amounted to $24,686,948 or 8.5% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit

BRL	Brazilian Real
CAD	Canadian Dollar
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Industry Summary at March 31, 2019 (Unaudited)

Treasuries	16.9%
Banking	7.3
Electronic Equipment, Instruments & Components	6.5
Wirelines	5.1
Automotive	3.1
Finance Companies	2.7
Midstream	2.4
Life Insurance	2.1
Electric	2.0
Other Investments, less than 2% each	19.9
Short-Term Investments	31.9

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Currency Exposure Summary at March 31, 2019 (Unaudited)

United States Dollar	81.1%
Canadian Dollar	11.7
Mexican Peso	4.0
Other, less than 2% each	3.1

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

See accompanying notes to financial statements.

|  38

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund
ASSETS
Investments at cost	$819,727,790	$818,263,079	$25,982,227
Net unrealized appreciation (depreciation)	(2,374,030)	2,564,968	12,240

Investments at value	817,353,760	820,828,047	25,994,467
Cash	31,437	90,098	680
Due from brokers (Note 2)	—	300,000	117,000
Foreign currency at value (identified cost $0, $10,641,297 and $0, respectively)	—	10,278,536	—
Receivable for Fund shares sold	—	1,844,603	27,271
Receivable from investment adviser (Note 6)	—	—	13,038
Receivable for securities sold	4,558,227	57,719,460	3,054,165
Receivable for when-issued/delayed delivery securities sold (Note 2)	—	6,918,453	—
Collateral received for open forward foreign currency contracts (Notes 2 and 4)	—	360,000	—
Dividends and interest receivable	10,746,973	6,171,770	50,306
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	1,146,021	—
Tax reclaims receivable	10,777	39,272	—
Receivable for variation margin on futures contracts (Note 2)	—	26,396	4,126
Prepaid expenses (Note 8)	38	65	2

TOTAL ASSETS	832,701,212	905,722,721	29,261,055

LIABILITIES
Payable for securities purchased	—	57,052,913	3,053,643
Payable for when-issued/delayed delivery securities purchased (Note 2)	—	13,773,706	—
Payable for Fund shares redeemed	—	1,339,276	522
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	679,862	—
Foreign taxes payable (Note 2)	—	2,940	—
Due to brokers (Note 2)	—	360,000	—
Management fees payable (Note 6)	352,659	375,464	—
Deferred Trustees’ fees (Note 6)	195,593	287,438	96,165
Administrative fees payable (Note 6)	30,603	31,357	1,012
Payable to distributor (Note 6d)	—	7,177	420
Other accounts payable and accrued expenses	56,082	130,807	34,185

TOTAL LIABILITIES	634,937	74,040,940	3,185,947

NET ASSETS	$832,066,275	$831,681,781	$26,075,108

NET ASSETS CONSIST OF:
Paid-in capital	$837,299,709	$844,917,442	$28,606,721
Accumulated loss	(5,233,434)	(13,235,661)	(2,531,613)

NET ASSETS	$832,066,275	$831,681,781	$26,075,108

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:

Institutional Class:
Net assets	$832,066,275	$373,770,547	$23,355,822

Shares of beneficial interest	64,515,192	22,629,968	2,262,972

Net asset value, offering and redemption price per share	$12.90	$16.52	$10.32

Retail Class:
Net assets	$—	$215,024,625	$948,793

Shares of beneficial interest	—	13,244,109	92,096

Net asset value, offering and redemption price per share	$—	$16.24	$10.30

Class N shares:
Net assets	$—	$242,886,609	$1,770,493

Shares of beneficial interest	—	14,665,348	171,485

Net asset value, offering and redemption price per share	$—	$16.56	$10.32

See accompanying notes to financial statements.

39  |

Statements of Assets and Liabilities – continued

March 31, 2019 (Unaudited)

	Institutional High Income Fund	Investment Grade Fixed Income Fund
ASSETS
Investments at cost	$664,074,815	$282,810,383
Net unrealized appreciation	2,133,927	6,628,432

Investments at value	666,208,742	289,438,815
Cash	16,778	19
Foreign currency at value (identified cost $11 and $0, respectively)	11	—
Receivable for securities sold	1,004,786	1,223,064
Dividends and interest receivable	8,936,660	2,256,710
Tax reclaims receivable	5,239	1,841
Prepaid expenses (Note 8)	26	13

TOTAL ASSETS	676,172,242	292,920,462

LIABILITIES
Payable for securities purchased	—	2,964,904
Management fees payable (Note 6)	351,460	97,229
Deferred Trustees’ fees (Note 6)	142,384	140,077
Administrative fees payable (Note 6)	25,413	10,547
Payable to distributor (Note 6d)	64	—
Other accounts payable and accrued expenses	55,189	45,054

TOTAL LIABILITIES	574,510	3,257,811

NET ASSETS	$675,597,732	$289,662,651

NET ASSETS CONSIST OF:
Paid-in capital	$676,841,486	$283,525,526
Accumulated earnings (loss)	(1,243,754)	6,137,125

NET ASSETS	$675,597,732	$289,662,651

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:

Institutional Class:
Net assets	$675,597,732	$289,662,651

Shares of beneficial interest	105,185,491	24,002,221

Net asset value, offering and redemption price per share	$6.42	$12.07

See accompanying notes to financial statements.

|  40

Statements of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund
INVESTMENT INCOME
Interest	$20,523,731	$12,753,150	$103,026
Dividends	1,231,230	—	4,530
Less net foreign taxes withheld	—	(77,247)	—

	21,754,961	12,675,903	107,556

Expenses
Management fees (Note 6)	2,094,745	2,431,968	36,119
Service and distribution fees (Note 6)	—	279,605	1,189
Administrative fees (Note 6)	184,896	195,145	6,377
Trustees’ fees and expenses (Note 6)	7,354	2,924	1,515
Transfer agent fees and expenses (Notes 6 and 7)	3,006	307,349	12,693
Audit and tax services fees	28,826	27,729	23,322
Custodian fees and expenses	17,089	67,874	6,451
Legal fees	8,121	8,953	272
Registration fees	23,996	64,024	39,738
Shareholder reporting expenses	2,595	69,932	1,858
Miscellaneous expenses (Note 8)	25,675	44,861	12,524

Total expenses	2,396,303	3,500,364	142,058
Less waiver and/or expense reimbursement (Note 6)	(4,339)	(220,404)	(83,493)

Net expenses	2,391,964	3,279,960	58,565

Net investment income	19,362,997	9,395,943	48,991

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss on:
Investments	(3,628,389)	(7,829,132)	(102,957)
Futures contracts	—	(1,008,877)	(87,441)
Forward foreign currency contracts (Note 2d)	—	(6,502,088)	—
Foreign currency transactions (Note 2c)	(69,427)	(250,190)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(2,724,784)	28,381,604	882,181
Futures contracts	—	(1,248,219)	(73,929)
Forward foreign currency contracts (Note 2d)	—	2,655,371	—
Foreign currency translations (Note 2c)	7,972	(46,351)	—

Net realized and unrealized gain (loss) on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	(6,414,628)	14,152,118	617,854

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,948,369	$23,548,061	$666,845

See accompanying notes to financial statements.

41  |

Statements of Operations – continued

For the Six Months Ended March 31, 2019 (Unaudited)

	Institutional High Income Fund	Investment Grade Fixed Income Fund
INVESTMENT INCOME
Interest	$19,693,288	$4,787,131
Dividends	1,499,266	343,537
Less net foreign taxes withheld	(43)	—

	21,192,511	5,130,668

Expenses
Management fees (Note 6)	2,041,812	529,220
Administrative fees (Note 6)	150,287	58,371
Trustees’ fees and expenses (Note 6)	8,206	2,201
Transfer agent fees and expenses (Notes 6 and 7)	6,758	1,795
Audit and tax services fees	26,664	28,502
Custodian fees and expenses	20,933	8,541
Legal fees	6,347	2,494
Registration fees	22,146	21,875
Shareholder reporting expenses	1,461	899
Miscellaneous expenses (Note 8)	22,743	16,757

Total expenses	2,307,357	670,655
Less waiver and/or expense reimbursement (Note 6)	(3,528)	(1,369)

Net expenses	2,303,829	669,286

Net investment income	18,888,682	4,461,382

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss on:
Investments	(2,959,314)	(865,130)
Foreign currency transactions (Note 2c)	(39,705)	(35,533)
Net change in unrealized appreciation (depreciation) on:
Investments	(16,187,761)	81,208
Foreign currency translations (Note 2c)	(13,771)	(4,015)

Net realized and unrealized loss on investments and foreign currency transactions	(19,200,551)	(823,470)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(311,869)	$3,637,912

See accompanying notes to financial statements.

|  42

Statements of Changes in Net Assets

	Fixed Income Fund		Global Bond Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

FROM OPERATIONS:
Net investment income	$19,362,997	$40,854,478	$9,395,943	$21,042,386
Net realized gain (loss) on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	(3,697,816)	1,061,043	(15,590,287)	7,022,176
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts and foreign currency translations	(2,716,812)	(28,612,725)	29,742,405	(47,313,978)

Net increase (decrease) in net assets resulting from operations	12,948,369	13,302,796	23,548,061	(19,249,416)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(44,056,634)	(56,867,905)	(2,580,426)	(1,125,026)
Retail Class	—	—	(840,780)	(622,956)
Class N	—	—	(1,931,840)	(568,381)

Total distributions	(44,056,634)	(56,867,905)	(5,353,046)	(2,316,363)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	415,728	(187,098,076)	(160,697,917)	(58,747,870)

Net decrease in net assets	(30,692,537)	(230,663,185)	(142,502,902)	(80,313,649)
NET ASSETS
Beginning of the period	862,758,812	1,093,421,997	974,184,683	1,054,498,332

End of the period	$832,066,275	$862,758,812	$831,681,781	$974,184,683

See accompanying notes to financial statements.

43  |

Statements of Changes in Net Assets – continued

	Inflation Protected Securities Fund		Institutional High Income Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

FROM OPERATIONS:
Net investment income	$48,991	$835,732	$18,888,682	$36,735,199
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(190,398)	66,828	(2,999,019)	8,764,469
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	808,252	(799,349)	(16,201,532)	(16,876,901)

Net increase (decrease) in net assets resulting from operations	666,845	103,211	(311,869)	28,622,767

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(127,280)	(828,754)	(46,893,344)	(41,672,832)
Retail Class	(3,700)	(29,917)	—	—
Class N	(8,207)	(51,721)	—	—

Total distributions	(139,187)	(910,392)	(46,893,344)	(41,672,832)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(3,037,587)	(64,037)	50,027,928	(45,216,785)

Net increase (decrease) in net assets	(2,509,929)	(871,218)	2,822,715	(58,266,850)
NET ASSETS
Beginning of the period	28,585,037	29,456,255	672,775,017	731,041,867

End of the period	$26,075,108	$28,585,037	$675,597,732	$672,775,017

See accompanying notes to financial statements.

|  44

Statements of Changes in Net Assets – continued

	Investment Grade Fixed Income Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
FROM OPERATIONS:
Net investment income	$4,461,382	$11,551,497
Net realized gain (loss) on investments and foreign currency transactions	(900,663)	932,267
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	77,193	(9,029,023)

Net increase in net assets resulting from operations	3,637,912	3,454,741

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(6,669,997)	(12,364,788)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	19,970,070	(130,600,379)

Net increase (decrease) in net assets	16,937,985	(139,510,426)
NET ASSETS
Beginning of the period	272,724,666	412,235,092

End of the period	$289,662,651	$272,724,666

See accompanying notes to financial statements.

45  |

Financial Highlights

For a share outstanding throughout each period.

	Fixed Income Fund – Institutional Class
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$13.40		$13.96	$13.52	$13.16	$15.22	$14.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.30		0.54	0.57	0.58	0.60	0.65
Net realized and unrealized gain (loss)	(0.11)		(0.35)	0.34	0.61	(1.46)	0.57

Total from Investment Operations	0.19		0.19	0.91	1.19	(0.86)	1.22

LESS DISTRIBUTIONS FROM:
Net investment income	(0.59)		(0.52)	(0.46)	(0.61)	(0.65)	(0.76)
Net realized capital gains	(0.10)		(0.23)	(0.01)	(0.22)	(0.55)	(0.21)

Total Distributions	(0.69)		(0.75)	(0.47)	(0.83)	(1.20)	(0.97)

Net asset value, end of the period	$12.90		$13.40	$13.96	$13.52	$13.16	$15.22

Total return	1.64	%(b)	1.39%	6.96%	9.72%	(5.96)%	8.51%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$832,066		$862,759	$1,093,422	$1,201,509	$1,270,463	$1,403,927
Net expenses	0.57	%(c)	0.57%	0.57%	0.57%	0.57%	0.57%
Gross expenses	0.57	%(c)	0.57%	0.57%	0.57%	0.57%	0.57%
Net investment income	4.62	%(c)	3.99%	4.22%	4.48%	4.29%	4.31%
Portfolio turnover rate	11%		11%	10%	14%	15%	26%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  46

Financial Highlights – continued

For a share outstanding throughout each period.

	Global Bond Fund – Institutional Class
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$16.16		$16.51		$16.47		$15.00	$16.13	$16.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.35		0.30		0.33	0.32	0.34
Net realized and unrealized gain (loss)	0.30		(0.66)		(0.18)		1.14	(1.16)	(0.08)

Total from Investment Operations	0.47		(0.31)		0.12		1.47	(0.84)	0.26

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		—		(0.06)		—	(0.14)	(0.51)
Net realized capital gains	(0.06)		(0.04)		(0.02)		—	(0.15)	(0.18)

Total Distributions	(0.11)		(0.04)		(0.08)		—	(0.29)	(0.69)

Net asset value, end of the period	$16.52		$16.16		$16.51		$16.47	$15.00	$16.13

Total return(b)	2.84	%(c)	(1.85)%		0.74%		9.80%	(5.31)%	1.57%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$373,771		$450,376		$509,080		$822,993	$1,289,885	$1,553,641
Net expenses(d)	0.69	%(e)	0.72	%(f)	0.75	%(g)	0.75%	0.75%	0.75%
Gross expenses	0.76	%(e)	0.77%		0.80%		0.83%	0.78%	0.77%
Net investment income	2.17	%(e)	2.10%		1.88%		2.13%	2.07%	2.03%
Portfolio turnover rate	109%		218	%(h)	163%		120%	117%	143%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2018, the expense limit decreased to 0.69%.
(g)	Effective July 1, 2017, the expense limit decreased to 0.72%.
(h)	The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to a repositioning of the portfolio.

See accompanying notes to financial statements.

47  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Global Bond Fund – Retail Class
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014
Net asset value, beginning of the period	$15.86		$16.24		$16.23		$14.82		$15.97		$16.40

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.30		0.26		0.29		0.28		0.29
Net realized and unrealized gain (loss)	0.29		(0.64)		(0.19)		1.12		(1.15)		(0.07)

Total from Investment Operations	0.44		(0.34)		0.07		1.41		(0.87)		0.22

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	—		(0.04)		—		(0.13)		(0.47)
Net realized capital gains	(0.06)		(0.04)		(0.02)		—		(0.15)		(0.18)

Total Distributions	(0.06)		(0.04)		(0.06)		—		(0.28)		(0.65)

Net asset value, end of the period	$16.24		$15.86		$16.24		$16.23		$14.82		$15.97

Total return	2.72	%(c)(d)	(2.12	)%(d)	0.48	%(d)	9.51	%(d)	(5.56	)%(d)	1.35%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$215,025		$247,119		$288,479		$350,915		$447,304		$682,624
Net expenses	0.94	%(e)(f)	0.97	%(f)(g)	1.00	%(f)(h)	1.00	%(f)	1.00	%(f)	0.98%
Gross expenses	1.01	%(e)	1.02%		1.05%		1.08%		1.03%		0.98%
Net investment income	1.92	%(e)	1.85%		1.67%		1.87%		1.81%		1.80%
Portfolio turnover rate	109%		218	%(i)	163%		120%		117%		143%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2018, the expense limit decreased to 0.94%.
(h)	Effective July 1, 2017, the expense limit decreased to 0.97%.
(i)	The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to a repositioning of the portfolio.

See accompanying notes to financial statements.

|  48

Financial Highlights – continued

For a share outstanding throughout each period.

	Global Bond Fund – Class N
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$16.21		$16.55		$16.50		$15.01	$16.13	$16.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.36		0.33		0.34	0.34	0.36
Net realized and unrealized gain (loss)	0.29		(0.66)		(0.20)		1.15	(1.17)	(0.08)

Total from Investment Operations	0.47		(0.30)		0.13		1.49	(0.83)	0.28

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		—		(0.06)		—	(0.14)	(0.53)
Net realized capital gains	(0.06)		(0.04)		(0.02)		—	(0.15)	(0.18)

Total Distributions	(0.12)		(0.04)		(0.08)		—	(0.29)	(0.71)

Net asset value, end of the period	$16.56		$16.21		$16.55		$16.50	$15.01	$16.13

Total return	2.83	%(b)(c)	(1.78	)%(c)	0.81%		9.93%	(5.22)%	1.70%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$242,887		$276,690		$256,939		$47,895	$32,275	$27,993
Net expenses	0.64	%(d)(e)	0.67	%(d)(f)	0.69	%(g)	0.66%	0.63%	0.63	%(h)
Gross expenses	0.66	%(e)	0.68%		0.69%		0.66%	0.63%	0.63	%(h)
Net investment income	2.23	%(e)	2.15%		2.09%		2.19%	2.20%	2.16%
Portfolio turnover rate	109%		218	%(i)	163%		120%	117%	143%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2018, the expense limit decreased to 0.64%.
(g)	Effective July 1, 2017, the expense limit decreased to 0.67%.
(h)	Includes fee/expense recovery of 0.01%.
(i)	The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to a repositioning of the portfolio.

See accompanying notes to financial statements.

49  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Inflation Protected Securities Fund – Institutional Class
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$10.13		$10.41		$10.64		$10.17	$10.33	$10.64

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.02	(b)	0.30		0.18		0.12	0.06	0.15
Net realized and unrealized gain (loss)	0.22		(0.25)		(0.22)		0.49	(0.15)	(0.16)

Total from Investment Operations	0.24		0.05		(0.04)		0.61	(0.09)	(0.01)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		(0.33)		(0.19)		(0.13)	(0.07)	(0.20)
Net realized capital gains	—		—		—		—	—	(0.10)
Paid-in capital	—		—		—		(0.01)	—	—

Total Distributions	(0.05)		(0.33)		(0.19)		(0.14)	(0.07)	(0.30)

Net asset value, end of the period	$10.32		$10.13		$10.41		$10.64	$10.17	$10.33

Total return(c)	2.36	%(d)	0.49%		(0.33)%		6.00%	(0.92)%	(0.02)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$23,356		$25,914		$26,972		$29,655	$23,696	$24,480
Net expenses(e)	0.40	%(f)	0.40%		0.40%		0.40%	0.40%	0.40%
Gross expenses	0.98	%(f)	0.94%		0.81%		0.86%	0.80%	0.91%
Net investment income	0.34	%(f)	2.90%		1.73%		1.16%	0.62%	1.41%
Portfolio turnover rate	157%		324	%(g)	354	%(g)	61%	135%	206%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Net investment income is low relative to past years due to lower inflation.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The variation in the Fund’s turnover rate from 2016 to 2017 was primarily due to significant shareholder flows. During 2018, turnover has remained high due to certain trading strategies.

See accompanying notes to financial statements.

|  50

Financial Highlights – continued

For a share outstanding throughout each period.

	Inflation Protected Securities Fund – Retail Class
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$10.11		$10.39		$10.62		$10.14		$10.31	$10.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01	(b)	0.28		0.14		(0.05)		0.08	0.14
Net realized and unrealized gain (loss)	0.22		(0.26)		(0.20)		0.60		(0.20)	(0.16)

Total from Investment Operations	0.23		0.02		(0.06)		0.55		(0.12)	(0.02)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)		(0.30)		(0.17)		(0.07)		(0.05)	(0.18)
Net realized capital gains	—		—		—		—		—	(0.10)
Paid-in capital	—		—		—		(0.00	)(c)	—	—

Total Distributions	(0.04)		(0.30)		(0.17)		(0.07)		(0.05)	(0.28)

Net asset value, end of the period	$10.30		$10.11		$10.39		$10.62		$10.14	$10.31

Total return(d)	2.29	%(e)	0.23%		(0.59)%		5.47%		(1.17)%	(0.15)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$949		$967		$1,144		$1,522		$19,203	$5,700
Net expenses(f)	0.65	%(g)	0.65%		0.65%		0.65%		0.65%	0.65%
Gross expenses	1.24	%(g)	1.19%		1.06%		1.07%		1.03%	1.19%
Net investment income (loss)	0.14	%(g)	2.69%		1.37%		(0.47)%		0.75%	1.36%
Portfolio turnover rate	157%		324	%(h)	354	%(h)	61%		135%	206%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Net investment income is low relative to past years due to lower inflation.
(c)	Amount rounds to less than $0.01 per share.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The variation in the Fund’s turnover rate from 2016 to 2017 was primarily due to significant shareholder flows. During 2018, turnover has remained high due to certain trading strategies.

See accompanying notes to financial statements.

51  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Inflation Protected Securities Fund – Class N
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018		Period Ended September 30, 2017*
Net asset value, beginning of the period	$10.13		$10.41		$10.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.02	(b)	0.32		0.15
Net realized and unrealized gain (loss)	0.22		(0.26)		(0.01)

Total from Investment Operations	0.24		0.06		0.14

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		(0.34)		(0.16)

Net asset value, end of the period	$10.32		$10.13		$10.41

Total return(c)	2.37	%(d)	0.53%		1.40	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,770		$1,704		$1,339
Net expenses(e)	0.35	%(f)	0.35%		0.35	%(f)
Gross expenses	0.92	%(f)	0.87%		0.77	%(f)
Net investment income	0.40	%(f)	3.09%		2.18	%(f)
Portfolio turnover rate	157%		324	%(g)	354	%(h)

*	From commencement of Class operations on February 1, 2017 through September 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Net investment income is low relative to past years due to lower inflation.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	During 2018, turnover has remained high due to certain trading strategies.
(h)	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.

See accompanying notes to financial statements.

|  52

Financial Highlights – continued

For a share outstanding throughout each period.

	Institutional High Income Fund – Institutional Class
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$6.90		$7.01	$6.81	$6.72	$8.15	$8.24

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.36	0.35	0.37	0.40	0.42
Net realized and unrealized gain (loss)	(0.21)		(0.07)	0.25	0.36	(1.04)	0.43

Total from Investment Operations	(0.03)		0.29	0.60	0.73	(0.64)	0.85

LESS DISTRIBUTIONS FROM:
Net investment income	(0.37)		(0.38)	(0.38)	(0.42)	(0.43)	(0.52)
Net realized capital gains	(0.08)		(0.02)	(0.02)	(0.22)	(0.36)	(0.42)

Total Distributions	(0.45)		(0.40)	(0.40)	(0.64)	(0.79)	(0.94)

Net asset value, end of the period	$6.42		$6.90	$7.01	$6.81	$6.72	$8.15

Total return	(0.11	)%(b)	4.31%	9.19%	12.53%	(8.38)%	11.14%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$675,598		$672,775	$731,042	$714,188	$630,422	$693,333
Net expenses	0.68	%(c)	0.68%	0.68%	0.68%	0.68%	0.68%
Gross expenses	0.68	%(c)	0.68%	0.68%	0.68%	0.68%	0.68%
Net investment income	5.55	%(c)	5.26%	5.17%	5.87%	5.45%	5.16%
Portfolio turnover rate	13%		14%	17%	17%	19%	29%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

	Investment Grade Fixed Income Fund – Institutional Class
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$12.20		$12.43	$12.42	$11.81	$12.82	$12.82

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20		0.37	0.46	0.45	0.42	0.46
Net realized and unrealized gain (loss)	(0.02)		(0.22)	0.22	0.50	(0.88)	0.21

Total from Investment Operations	0.18		0.15	0.68	0.95	(0.46)	0.67

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.30)	(0.42)	(0.22)	(0.44)	(0.51)
Net realized capital gains	(0.19)		(0.08)	(0.25)	(0.12)	(0.11)	(0.16)

Total Distributions	(0.31)		(0.38)	(0.67)	(0.34)	(0.55)	(0.67)

Net asset value, end of the period	$12.07		$12.20	$12.43	$12.42	$11.81	$12.82

Total return	1.48	%(b)	1.27%	5.73%	8.27%	(3.74)%	5.36%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$289,663		$272,725	$412,235	$461,429	$561,407	$611,607
Net expenses	0.51	%(c)	0.49%	0.49%	0.48%	0.48%	0.48%
Gross expenses	0.51	%(c)	0.49%	0.49%	0.48%	0.48%	0.48%
Net investment income	3.37	%(c)	3.03%	3.79%	3.72%	3.34%	3.52%
Portfolio turnover rate	3%		1%	3%	23%	26%	23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

53  |

Notes to Financial Statements

March 31, 2019 (Unaudited)

1.  Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Fixed Income Fund (the “Fixed Income Fund”)

Loomis Sayles Global Bond Fund (the “Global Bond Fund”)

Loomis Sayles Inflation Protected Securities Fund (the “Inflation Protected Securities Fund”)

Loomis Sayles Institutional High Income Fund (the “Institutional High Income Fund”)

Loomis Sayles Investment Grade Fixed Income Fund (the “Investment Grade Fixed Income Fund”)

Each Fund is a diversified investment company.

Each Fund offers Institutional Class shares. Global Bond Fund and Inflation Protected Securities Fund also offer Retail Class shares and Class N shares.

Each share class is sold without a sales charge. Retail Class shares pay a Rule 12b-1 fee. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000 for Global Bond Fund and Inflation Protected Securities Fund and $3,000,000 for Fixed Income Fund, Institutional High Income Fund and Investment Grade Fixed Income Fund. Certain categories of investors are exempted from the minimum investment amounts for Class N and Institutional Class as outlined in the relevant Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, and Gateway Trust (“Natixis Funds Trusts”) and Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class), and transfer agent fees are borne collectively for Institutional Class and Retail Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Swaptions are valued at

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Notes to Financial Statements – continued

March 31, 2019 (Unaudited)

mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other swaptions not priced through an independent pricing service are valued based on quotations obtained from broker-dealers. Centrally cleared credit default swap agreements are valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

As of March 31, 2019, securities held by the Funds were fair valued as follows:

Fund	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
Fixed Income Fund	$8,085,780	1.0%	$1,371,375	0.2%
Global Bond Fund	—	—	5,532	Less than 0.1%
Institutional High Income Fund	8,422,374	1.2%	567,193	0.1%
Investment Grade Fixed Income Fund	7,001,623	2.4%	12,618	Less than 0.1%

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce or eliminate the amount of income available to be distributed by the Funds.

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Notes to Financial Statements – continued

March 31, 2019 (Unaudited)

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce or eliminate the amount of income available to be distributed by the Funds.

For the six months ended March 31, 2019, the amount of income available to be distributed by the Investment Grade Fixed Income Fund has been reduced by $1,967,251.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

e.  Futures Contracts. The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Swaptions. Certain Funds may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate. The notional amounts of swaptions are not recorded in the financial statements.

When a Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked-to-market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When a Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. A Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

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Notes to Financial Statements – continued

March 31, 2019 (Unaudited)

Over-the-counter interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption.

No swaptions were held by the Funds during the six months ended March 31, 2019.

g.  Swap Agreements. The Funds may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as fees receivable or payable. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

No swap agreements were held by the Funds during the six months ended March 31, 2019.

h.  When-Issued and Delayed Delivery Transactions. The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

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Notes to Financial Statements – continued

March 31, 2019 (Unaudited)

i.  Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2019 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

j.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as distribution redesignations, foreign currency gains and losses, convertible bonds, paydown gains and losses, premium amortization, capital gain and return of capital distributions received, net operating losses, defaulted and/or non-income producing securities, redemptions in-kind, trust preferred securities and contingent payment debt instruments. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, straddle loss deferrals, wash sales, convertible bonds, premium amortization, forward foreign currency contract mark-to-market, futures contract mark-to-market, trust preferred securities, return of capital distributions received, contingent payment debt instruments, corporate actions, treasury inflation protected bonds and defaulted and/or non-income producing securities. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2018 was as follows:

	2018 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Fixed Income Fund	$39,575,807	$17,292,098	$56,867,905
Global Bond Fund	—	2,316,363	2,316,363
Inflation Protected Securities Fund	910,392	—	910,392
Institutional High Income Fund	39,820,706	1,852,126	41,672,832
Investment Grade Fixed Income Fund	9,681,451	2,683,337	12,364,788

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

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Notes to Financial Statements – continued

March 31, 2019 (Unaudited)

As of September 30, 2018, late-year ordinary and post-October capital loss deferrals were as follows:

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund	Institutional High Income Fund	Investment Grade Fixed Income Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$—	$(611,581)	$—	$—
Long-term:
No expiration date	—	—	(1,331,760)	—	—

Total capital loss carryforward	—	—	(1,943,341)	—	—

Late-year ordinary and post-October capital loss deferrals*	—	(550,973)	—	—	—

* Under current tax law, net operating losses, capital losses, foreign currency losses, losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Global Bond Fund is deferring foreign currency losses.

As of March 31, 2019, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund	Institutional High Income Fund	Investment Grade Fixed Income Fund
Unrealized appreciation (depreciation)
Investments	$18,449,170	$8,743,834	$(130,796)	$11,233,253	$17,040,911
Foreign currency translations	(22,282,298)	(13,069,168)	—	(10,195,140)	(11,584,224)

Total unrealized appreciation (depreciation)	$(3,833,128)	$(4,325,334)	$(130,796)	$1,038,113	$5,456,687

As of March 31, 2019, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund	Institutional High Income Fund	Investment Grade Fixed Income Fund
Federal tax cost	$821,759,171	$823,941,167	$26,046,513	$665,269,677	$284,125,970

Gross tax appreciation	$52,066,734	$23,427,555	$287,041	$53,907,376	$21,583,039
Gross tax depreciation	(56,472,145)	(27,346,588)	(417,837)	(52,968,311)	(16,270,194)

Net tax appreciation (depreciation)	$(4,405,411)	$(3,919,033)	$(130,796)	$939,065	$5,312,845

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales and derivatives mark-to-market.

The difference between these amounts and those reported in the preceding table are primarily attributable to foreign currency mark-to-market and capital gains taxes.

k.  Loan Participations. Each Fund may invest in loans to corporate, governmental or other borrowers. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and the Fund may have minimal control over the terms of any loan modification. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. Loan agreements and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

l.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price,

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including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2019, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

m.  Due to/from Brokers. Transactions and positions in certain futures and forward foreign currency contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund and the various broker/dealers. The due to brokers balance in the Statements of Assets and Liabilities for Global Bond Fund represents cash received as collateral for forward foreign currency contracts. The due from brokers balance in the Statements of Assets and Liabilities for Global Bond Fund and Inflation Protected Securities Fund represents cash pledged as initial margin for futures contracts. In certain circumstances a Fund’s use of cash and/or securities held at brokers is restricted by regulation or broker mandated limits.

n.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2019, none of the Funds had loaned securities under this agreement.

o.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

p.  New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has evaluated the application of this provision and has determined the impact to be immaterial to the Funds.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those

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obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2019, at value:

Fixed Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$639,652	$1,201,217	(b)(c)	$1,840,869
Finance Companies	666,014	41,742,065	170,158	(d)	42,578,237
Metals & Mining	—	15,270,488	—	(c)	15,270,488
All Other Non-Convertible Bonds(a)	—	507,049,168	—		507,049,168

Total Non-Convertible Bonds	666,014	564,701,373	1,371,375		566,738,762

Convertible Bonds(a)	—	45,269,893	—		45,269,893
Municipals(a)	—	5,612,481	—		5,612,481

Total Bonds and Notes	666,014	615,583,747	1,371,375		617,621,136

Common Stocks
Media	—	70,843	—		70,843
Oil, Gas & Consumable Fuels	168,203	604,697	—		772,900
All Other Common Stocks(a)	60,514,447	—	—		60,514,447

Total Common Stocks	60,682,650	675,540	—		61,358,190

Preferred Stocks
Convertible Preferred Stocks
Independent Energy	567,230	647,957	335,458	(e)	1,550,645
REITs—Diversified	—	2,484,585	—		2,484,585
All Other Convertible Preferred Stocks(a)	8,906,359	—	—		8,906,359

Total Convertible Preferred Stocks	9,473,589	3,132,542	335,458		12,941,589

Non-Convertible Preferred Stocks(a)	—	468,167	—		468,167

Total Preferred Stocks	9,473,589	3,600,709	335,458		13,409,756

Short-Term Investments	—	124,964,678	—		124,964,678

Total	$70,822,253	$744,824,674	$1,706,833		$817,353,760

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Fair valued by the Fund’s adviser ($243,965) or fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($957,252).

(c) Includes a security fair valued at zero using Level 3 inputs.

(d) Fair valued by the Fund’s adviser.

(e) Valued using broker-dealer bid prices.

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Global Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
United States	$—	$331,350,722	$3,240,366	(b)	$334,591,088
All Other Bonds and Notes(a)	—	473,873,551	—		473,873,551

Total Bonds and Notes	—	805,224,273	3,240,366		808,464,639

Short-Term Investments	—	12,363,408	—		12,363,408

Total Investments	—	817,587,681	3,240,366		820,828,047

Forward Foreign Currency Contracts (unrealized appreciation)	—	1,146,021	—		1,146,021
Futures Contracts (unrealized appreciation)	397,110	—	—		397,110

Total	$397,110	$818,733,702	$3,240,366		$822,371,178

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(679,862)	$—	$(679,862)
Futures Contracts (unrealized depreciation)	(1,669,182)	—	—	(1,669,182)

Total	$(1,669,182)	$(679,862)	$—	$(2,349,044)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices ($3,234,834) or fair valued by the Fund’s adviser ($5,532).

Inflation Protected Securities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$25,145,927	$—	$25,145,927
Senior Loans(a)	—	347,597	—	347,597
Preferred Stocks(a)	160,215	—	—	160,215
Short-Term Investments	—	340,728	—	340,728

Total Investments	160,215	25,834,252	—	25,994,467

Futures Contracts (unrealized appreciation)	674	—	—	674

Total	$160,889	$25,834,252	$—	$25,995,141

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(79,424)	$—	$—	$(79,424)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2019, there were no transfers among Levels 1, 2 and 3.

Institutional High Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$11,382,092	$55,027	(b)	$11,437,119
Finance Companies	—	23,846,354	567,193	(c)	24,413,547
Independent Energy	—	85,872,536	—	(d)	85,872,536
Metals & Mining	—	27,810,050	—	(d)	27,810,050
All Other Non-Convertible Bonds(a)	—	269,718,008	—		269,718,008

Total Non-Convertible Bonds	—	418,629,040	622,220		419,251,260

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Institutional High Income Fund

Asset Valuation Inputs – continued

Description	Level 1	Level 2	Level 3		Total
Convertible Bonds(a)	$—	$38,782,350	$—		$38,782,350
Municipals(a)	—	3,006,780	—		3,006,780

Total Bonds and Notes	—	460,418,170	622,220		461,040,390

Senior Loans(a)	—	2,551,996	—		2,551,996
Common Stocks
Media	—	22,483	—		22,483
Oil, Gas & Consumable Fuels	18,793	608,762	—		627,555
All Other Common Stocks(a)	82,296,156	—	—		82,296,156

Total Common Stocks	82,314,949	631,245	—		82,946,194

Preferred Stocks
Convertible Preferred Stocks
Independent Energy	—	673,864	81,323	(b)	755,187
Midstream	6,297,479	—	3,016,430	(b)	9,313,909
REITs—Diversified	—	3,069,831	—		3,069,831

Total Convertible Preferred Stocks	6,297,479	3,743,695	3,097,753		13,138,927

Non-Convertible Preferred Stocks
REITs—Warehouse/Industrials	—	231,206	—		231,206
All Other Non-Convertible Preferred Stocks(a)	403,351	—	—		403,351

Total Non-Convertible Preferred Stocks	403,351	231,206	—		634,557

Total Preferred Stocks	6,700,830	3,974,901	3,097,753		13,773,484

Short-Term Investments	—	105,896,678	—		105,896,678

Total	$89,015,779	$573,472,990	$3,719,973		$666,208,742

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices.

(c) Fair valued by the Fund’s adviser.

(d) Includes securities fair valued at zero using Level 3 inputs.

Investment Grade Fixed Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$—	$12,081	(b)	$12,081
ABS Other	—	2,880,718	2,386,784	(c)	5,267,502
Airlines	—	3,529,225	32,814	(c)	3,562,039
Collateralized Mortgage Obligations	—	339,244	537	(b)	339,781
All Other Non-Convertible Bonds(a)	—	158,555,228	—		158,555,228

Total Non-Convertible Bonds	—	165,304,415	2,432,216		167,736,631

Convertible Bonds(a)	—	3,144,563	—		3,144,563
Municipals(a)	—	1,522,392	—		1,522,392

Total Bonds and Notes	—	169,971,370	2,432,216		172,403,586

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Investment Grade Fixed Income Fund

Asset Valuation Inputs – continued

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$22,744,569	$—	$—	$22,744,569
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	—	185,599	—	185,599
All Other Convertible Preferred Stocks(a)	1,599,889	—	—	1,599,889

Total Convertible Preferred Stocks	1,599,889	185,599	—	1,785,488

Non-Convertible Preferred Stocks(a)	—	196,321	—	196,321

Total Preferred Stocks	1,599,889	381,920	—	1,981,809

Short-Term Investments	—	92,308,851	—	92,308,851

Total	$24,344,458	$262,662,141	$2,432,216	$289,438,815

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Fair valued by the Fund’s adviser.

(c) Valued using broker-dealer bid prices.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2018 and/or March 31, 2019:

Fixed Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2019		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2019
Bonds and Notes
Non-Convertible Bonds
ABS Other	$1,081,487	(a)	$—	$—	$72,559	$47,171	$—	$—	$—	$1,201,217	(a)	$72,559
Finance Companies	—		66	—	17,092	—	—	153,000	—	170,158		17,092
Metals & Mining	1,301		10,946	—	(12,247)	—	—	—	—	—	(a)	(12,247)
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	—		—	—	(59,767)	—	—	395,225	—	335,458		(59,767)

Total	$1,082,788		$11,012	$—	$17,637	$47,171	$—	$548,225	$—	$1,706,833		$17,637

(a) Includes a security fair valued at zero using Level 3 inputs.

A debt security valued at $153,000 was transferred from Level 2 to Level 3 during the period ended March 31, 2019. At September 30, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2019 this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

A preferred stock valued at $395,225 was transferred from Level 2 to Level 3 during the period ended March 31, 2019. At September 30, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2019, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

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Global Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2019
Bonds and Notes
United States	$—	$—	$1,679	$(1,621)	$3,234,834	$(167,868)	$173,342	$—	$3,240,366	$(1,621)

A debt security valued at $173,342 was transferred from Level 2 to Level 3 during the period ended March 31, 2019. At September 30, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2019 this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Institutional High Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2019		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2019
Bonds and Notes
Non-Convertible Bonds
Airlines	$72,082		$—	$3,780	$(5,439)	$—	$(15,396)	$—	$—	$55,027		$(1,334)
Finance Companies	—		216	—	56,977	—	—	510,000	—	567,193		56,977
Independent Energy	—	(a)	30,442	—	(30,442)	—	—	—	—	—	(a)	—
Metals & Mining	2,073		19,587	—	(21,660)	—	—	—	—	—	(a)	(21,660)
Loan Participations
ABS Other	418,404		—	(3,286)	23,001	—	(438,119)	—	—	—		—
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	—		—	—	(14,489)	—	—	95,812	—	81,323		(14,489)
Midstream	—		—	—	(618,077)	583,408	—	3,051,099	—	3,016,430		(618,077)

Total	$492,559		$50,245	$494	$(610,129)	$583,408	$(453,515)	$3,656,911	$—	$3,719,973		$(598,583)

(a) Includes securities fair valued at zero using Level 3 inputs.

A debt security valued at $510,000 was transferred from Level 2 to Level 3 during the period ended March 31, 2019. At September 30, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2019 this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

Preferred stocks valued at $3,146,911 were transferred from Level 2 to Level 3 during the period ended March 31, 2019. At September 30, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2019, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

All transfers are recognized as of the beginning of the reporting period.

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Investment Grade Fixed Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2019
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$12,329	$—	$3	$(115)	$—	$(136)	$—	$—	$12,081	$(142)
ABS Other	2,608,676	—	3,467	11,701	—	(237,060)	—	—	2,386,784	12,441
Airlines	520,966	—	2,254	(3,244)	—	(9,181)	—	(477,981)	32,814	(796)
Collateralized Mortgage Obligations	878	—	(9)	3	—	(335)	—	—	537	(4)

Total	$3,142,849	$—	$5,715	$8,345	$—	$(246,712)	$—	$(477,981)	$2,432,216	$11,499

A debt security valued at $477,981 was transferred from Level 3 to Level 2 during the period ended March 31, 2019. At September 30, 2018, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security. At March 31, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Global Bond Fund and Inflation Protected Securities Fund used during the period include forward foreign currency contracts and futures contracts.

Global Bond Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the six months ended March 31, 2019, Global Bond Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

Global Bond Fund and Inflation Protected Securities Fund are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. A Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended March 31, 2019, Global Bond Fund used futures contracts to manage duration. Inflation Protected Securities Fund used futures contracts to hedge against changes in interest rates and to manage duration.

The following is a summary of derivative instruments for Global Bond Fund as of March 31, 2019, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]
Over-the-counter asset derivatives
Foreign exchange contracts	$1,146,021	$—
Exchange-traded asset derivatives
Interest rate contracts	—	397,110

Total asset derivatives	$1,146,021	$397,110

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Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]
Over-the-counter liability derivatives
Foreign exchange contracts	$(679,862)	$—
Exchange-traded liability derivatives
Interest rate contracts	—	(1,669,182)

Total liability derivatives	$(679,862)	$(1,669,182)

1 Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Global Bond Fund during the six months ended March 31, 2019, as reflected within the Statements of Operations, were as follows:

Net Realized Loss on:	Futures contracts	Forward foreign currency contracts
Interest rate contracts	$(1,008,877)	$—
Foreign exchange contracts	—	(6,502,088)

Total	$(1,008,877)	$(6,502,088)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Forward foreign currency contracts
Interest rate contracts	$(1,248,219)	$—
Foreign exchange contracts	—	2,655,371

Total	$(1,248,219)	$2,655,371

The following is a summary of derivative instruments for Inflation Protected Securities Fund as of March 31, 2019, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$674

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(79,424)

1 Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Inflation Protected Securities Fund during the six months ended March 31, 2019, as reflected within the Statements of Operations, were as follows:

Net Realized Loss on:	Futures contracts
Interest rate contracts	$(87,441)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(73,929)

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As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract and futures contract activity, as a percentage of net assets for Global Bond Fund and Inflation Protected Securities Fund based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2019:

Global Bond Fund	Forwards	Futures
Average Notional Amount Outstanding	43.13%	22.13%
Highest Notional Amount Outstanding	68.28%	26.72%
Lowest Notional Amount Outstanding	22.22%	18.27%
Notional Amount Outstanding as of March 31, 2019	22.22%	26.72%

Inflation Protected Securities Fund	Futures
Average Notional Amount Outstanding	139.49%
Highest Notional Amount Outstanding	226.08%
Lowest Notional Amount Outstanding	29.72%
Notional Amount Outstanding as of March 31, 2019	32.49%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of March 31, 2019, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Global Bond Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Citibank N.A.	$107,188	$(107,188)	$—	$—	$—
Credit Suisse International	129,584	(129,584)	—	—	—
Deutsche Bank AG	230,651	—	230,651	—	230,651
Morgan Stanley Capital Services, Inc.	616,272	(352,288)	263,984	(263,984)	—
UBS AG	62,326	—	62,326	—	62,326

	$1,146,021	$(589,060)	$556,961	$(263,984)	$292,977

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
BNP Paribas S.A.	$(3,197)	$—	$(3,197)	$—	$(3,197)
Citibank N.A.	(155,387)	107,188	(48,199)	—	(48,199)
Credit Suisse International	(168,990)	129,584	(39,406)	—	(39,406)
Morgan Stanley Capital Services, Inc.	(352,288)	352,288	—	—	—

	$(679,862)	$589,060	$(90,802)	$—	$(90,802)

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The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2019:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Global Bond Fund	$6,549,179	$5,696,135
Inflation Protected Securities Fund	141,039	141,039

Net loss amount reflects cash received as collateral for Global Bond Fund of $360,000, which is recorded on the Statements of Assets and Liabilities.

5.  Purchases and Sales of Securities. For the six months ended March 31, 2019, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Fixed Income Fund	$13,266,860	$—	$61,307,456	$104,194,803
Global Bond Fund	731,662,846	735,150,994	206,501,886	364,102,740
Inflation Protected Securities Fund	42,515,513	44,796,955	1,542,597	2,043,006
Institutional High Income Fund	10,358,412	5,000,000	83,044,221	70,068,937
Investment Grade Fixed Income Fund	1,935,737	4,393	4,012,891	19,125,704

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Over $10 Billion
Fixed Income Fund	0.50%	0.50%	0.50%	0.50%	0.50%
Global Bond Fund	0.55%	0.50%	0.48%	0.45%	0.40%
Inflation Protected Securities Fund	0.25%	0.25%	0.25%	0.25%	0.25%
Institutional High Income Fund	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Grade Fixed Income Fund	0.40%	0.40%	0.40%	0.40%	0.40%

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Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2020, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2019, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Class N
Fixed Income Fund	0.65%	—	—
Global Bond Fund	0.69%	0.94%	0.64%
Inflation Protected Securities Fund	0.40%	0.65%	0.35%
Institutional High Income Fund	0.75%	—	—
Investment Grade Fixed Income Fund	0.55%	—	—

Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2019, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Fixed Income Fund	$2,094,745	$—	$2,094,745	0.50%	0.50%
Global Bond Fund	2,431,968	—	2,431,968	0.55%	0.55%
Inflation Protected Securities Fund	36,119	36,119	—	0.25%	—%
Institutional High Income Fund	2,041,812	—	2,041,812	0.60%	0.60%
Investment Grade Fixed Income Fund	529,220	—	529,220	0.40%	0.40%

1 Management fee waiver is subject to possible recovery until September 30, 2020.

For the six months ended March 31, 2019, class-specific expenses have been reimbursed as follows:

	Reimbursement[2]
Fund	Institutional Class	Retail Class	Class N	Total
Global Bond Fund	$123,644	$71,330	$20,855	$215,829
Inflation Protected Securities Fund	42,947	1,607	2,470	47,024

2 Expense reimbursements are subject to possible recovery until September 30, 2020.

No expenses were recovered for any of the Funds during the six months ended March 31, 2019 under the terms of the expense limitation agreements.

b.  Distribution Fees. Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, Global Bond Fund and Inflation Protected Securities Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”).

Under the Retail Class Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Retail Class shares or for payments made by Natixis Distribution to securities dealers or other

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financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

For the six months ended March 31, 2019, the distribution fees for each Fund were as follows:

Fund	Retail Class
Global Bond Fund	$279,605
Inflation Protected Securities Fund	1,189

c.  Administrative Fees. Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

Effective October 1, 2018, State Street Bank agreed to reduce the fees it receives from Natixis Advisors for serving as sub-administrator to the Funds. Also, effective October 1, 2018, Natixis Advisors agreed to voluntarily waive fees paid by the Funds in an amount equal to the reduction in sub-administrative services discussed above. The waiver is in effect through June 30, 2019, at which time it will be reevaluated as part of the annual review of the administrative services contract, as noted above.

For the six months ended March 31, 2019, the administrative fees for each Fund were as follows:

Fund	Administrative Fees	Waiver of Administrative Fees	Net Administrative Fees
Fixed Income Fund	$184,896	$4,339	$180,557
Global Bond Fund	195,145	4,575	190,570
Inflation Protected Securities Fund	6,377	150	6,227
Institutional High Income Fund	150,287	3,528	146,759
Investment Grade Fixed Income Fund	58,371	1,369	57,002

d.  Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2019, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Global Bond Fund	$287,472
Inflation Protected Securities Fund	8,946
Institutional High Income Fund	3,396

As of March 31, 2019, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Global Bond Fund	$7,177
Inflation Protected Securities Fund	420
Institutional High Income Fund	64

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Sub-transfer agent fees attributable to Institutional Class and Retail Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $360,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $190,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $15,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2019, the Chairperson of the Board received a retainer fee at the annual rate of $340,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $170,000, and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $12,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.

f.  Affiliated Ownership. As of March 31, 2019, the percentage of each Fund’s net assets owned by affiliates is as follows:

Inflation Protected Securities Fund	Percentage of Net Assets
Loomis Sayles Employees’ Profit Sharing Retirement Plan	19.75%
Loomis Sayles Trust	8.90%
Loomis Sayles Distribution	7.90%
Natixis Sustainable Future 2015 Fund	2.19%
Natixis Sustainable Future 2020 Fund	1.29%
Natixis Sustainable Future 2025 Fund	0.80%
Natixis Sustainable Future 2030 Fund	0.67%
Natixis Sustainable Future 2035 Fund	0.67%
Natixis Sustainable Future 2040 Fund	0.43%
Natixis Sustainable Future 2045 Fund	0.21%
Natixis Sustainable Future 2050 Fund	0.18%
Natixis Sustainable Future 2055 Fund	0.17%
Natixis Sustainable Future 2060 Fund	0.16%

43.32%

Institutional High Income Fund	Percentage of Net Assets
Loomis Sayles Employees’ Profit Sharing Retirement Plan	2.98%

Investment activities of affiliated shareholders could have material impacts on the Funds.

g.  Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to the Inflation Protected Securities Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through January 31, 2020 and is not subject to recovery under the expense limitation agreement described above.

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For the six months ended March 31, 2019, Natixis Advisors reimbursed the Fund $200 for transfer agency expenses related to Class N shares.

7.  Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses for Global Bond Fund and Inflation Protected Securities Fund attributable to Institutional Class and Retail Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

All other Funds in this report allocate transfer agent fees and expenses on a pro rata basis based on the relative net assets of each class to the total net assets of those classes.

For the six months ended March 31, 2019, Global Bond Fund and Inflation Protected Securities Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Class N
Global Bond Fund	$194,307	$111,647	$1,395
Inflation Protected Securities Fund	12,051	442	200

8.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended March 31, 2019, none of the Funds had borrowings under this agreement.

9.  Concentration of Risk. Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

10.  Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2019, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6f)	Total Percentage of Ownership
Fixed Income Fund	4	27.12%	—	27.12%
Global Bond Fund	1	22.57%	—	22.57%
Inflation Protected Securities Fund	1	15.93%	43.32%	59.25%
Institutional High Income Fund	3	34.56%	—	34.56%
Investment Grade Fixed Income Fund	8	55.73%	—	55.73%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

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11.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Fixed Income Fund

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,565,814	$20,445,262	3,212,232	$43,221,745
Issued in connection with the reinvestment of distributions	3,432,838	42,326,890	4,118,968	54,741,088
Redeemed	(4,853,191)	(62,356,424)	(21,294,674)	(285,060,909)

Net change	145,461	$415,728	(13,963,474)	$(187,098,076)

Increase (decrease) from capital share transactions	145,461	$415,728	(13,963,474)	$(187,098,076)

	Global Bond Fund
	Six Months Ended March 31, 2019		Year Ended September 30, 2018

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	2,013,358	$32,533,847	7,274,530	$120,605,569
Issued in connection with the reinvestment of distributions	149,219	2,377,054	58,519	967,912
Redeemed	(7,393,989)	(119,092,413)	(10,311,272)	(171,172,535)

Net change	(5,231,412)	$(84,181,512)	(2,978,223)	$(49,599,054)

Retail Class
Issued from the sale of shares	560,367	$8,927,700	2,760,720	$45,165,806
Issued in connection with the reinvestment of distributions	52,412	821,302	37,470	609,258
Redeemed	(2,945,471)	(46,760,115)	(4,982,912)	(80,673,153)

Net change	(2,332,692)	$(37,011,113)	(2,184,722)	$(34,898,089)

Class N
Issued from the sale of shares	1,659,329	$26,992,417	4,661,298	$77,730,955
Issued in connection with the reinvestment of distributions	114,580	1,829,843	31,377	520,238
Redeemed	(4,172,824)	(68,327,552)	(3,153,532)	(52,501,920)

Net change	(2,398,915)	$(39,505,292)	1,539,143	$25,749,273

Decrease from capital share transactions	(9,963,019)	$(160,697,917)	(3,623,802)	$(58,747,870)

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11.  Capital Shares – continued

	Inflation Protected Securities Fund

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	294,801	$2,968,249	657,843	$6,815,816
Issued in connection with the reinvestment of distributions	12,565	125,526	79,549	815,033
Redeemed	(603,740)	(6,129,237)	(769,761)	(7,958,282)

Net change	(296,374)	$(3,035,462)	(32,369)	$(327,433)

Retail Class
Issued from the sale of shares	16,573	$165,672	10,703	$110,116
Issued in connection with the reinvestment of distributions	371	3,700	2,922	29,917
Redeemed	(20,459)	(204,231)	(28,128)	(289,818)

Net change	(3,515)	$(34,859)	(14,503)	$(149,785)

Class N
Issued from the sale of shares	31,013	$311,157	154,541	$1,598,160
Issued in connection with the reinvestment of distributions	822	8,207	4,963	50,831
Redeemed	(28,567)	(286,630)	(119,962)	(1,235,810)

Net change	3,268	$32,734	39,542	$413,181

Decrease from capital share transactions	(296,621)	$(3,037,587)	(7,330)	$(64,037)

	Institutional High Income Fund

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	8,420,942	$55,841,111	3,710,173	$25,135,649
Issued in connection with the reinvestment of distributions	7,226,648	44,516,153	5,624,205	37,682,171
Redeemed	(7,922,374)	(50,329,336)	(16,116,574)	(108,034,605)

Net change	7,725,216	$50,027,928	(6,782,196)	$(45,216,785)

Increase (decrease) from capital share transactions	7,725,216	$50,027,928	(6,782,196)	$(45,216,785)

	Investment Grade Fixed Income Fund

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	3,521,722	$42,214,495	1,139,163	$13,941,000
Issued in connection with the reinvestment of distributions	538,471	6,327,640	925,987	11,287,409
Redeemed	(2,416,270)	(28,572,065)	(6,251,753)	(75,774,653)
Redeemed in-kind (Note 12)	—	—	(6,616,044)	(80,054,135)

Net change	1,643,923	$19,970,070	(10,802,647)	$(130,600,379)

Increase (decrease) from capital share transactions	1,643,923	$19,970,070	(10,802,647)	$(130,600,379)

12.  Redemption In-Kind. In certain circumstances, a Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, the Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital. For the year ended September 30, 2018, Investment Grade Fixed Income Fund participated in a redemption in-kind transaction. For the six months ended March 31, 2019 none of the Funds participated in redemption in-kind transactions.

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Loomis Sayles High Income Opportunities Fund

Loomis Sayles Securitized Asset Fund

Semiannual Report

March 31, 2019

Portfolio Review	1

Portfolio of Investments	5

Financial Statements	29

Notes to Financial Statements	33

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-633-3330. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/loomissayles.

LOOMIS SAYLES HIGH INCOME OPPORTUNITIES FUND

Managers	Symbol

Matthew J. Eagan, CFA®	Institutional Class	LSIOX

Daniel J. Fuss, CFA®, CIC

Elaine M. Stokes

Investment Objective

The Fund’s investment objective is high current income. Capital appreciation is the Fund’s secondary objective.

Average Annual Total Returns — March 31, 2019

					Expense Ratios[2]
	6 Months	1 Year	5 Years	10 Years	Gross	Net

Institutional Class (Inception 4/12/04)	2.51%	5.91%	5.24%	12.09%	0.00%	0.00%

Comparative Performance
Bloomberg Barclays U.S. Corporate High-Yield Bond Index[1]	2.39	5.93	4.68	11.26

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays U.S. Corporate High-Yield Bond Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below, excluding emerging market debt. The U.S. Corporate High-Yield Bond Index was created in 1986, with history backfilled to July 1, 1983, and rolls up into the Barclays U.S. Universal and Global High-Yield Indices.

[2]	The amount shown under Gross and Net Expense Ratio is 0.00% to reflect the fact that the Fund does not pay any advisory, administration or distribution and service fees, and that Loomis Sayles has agreed to pay certain expenses of the Fund. All fees are paid by investors indirectly through separately negotiated advisory relationships with the Fund’s Adviser or through “wrap fee” programs sponsored by broker dealers and investment advisers that may be affiliated or unaffiliated with the Fund, Loomis Sayles or Natixis Advisors, L.P.

1  |

LOOMIS SAYLES SECURITIZED ASSET FUND

Managers	Symbol

Ian Anderson	Institutional Class	LSSAX

Alessandro Pagani, CFA®

Clifton V. Rowe, CFA®

Investment Objective

The Fund’s investment objective is to seek a high level of current income consistent with capital preservation.

Average Annual Total Returns — March 31, 2019

					Expense Ratios[2]
	6 Months	1 Year	5 Years	10 Years	Gross	Net

Institutional Class (Inception 3/2/06)	4.82%	5.46%	3.55%	6.69%	0.00%	0.00%

Comparative Performance
Bloomberg Barclays U.S. Securitized Bond Index[1]	4.31	4.48	2.65	3.48

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays U.S. Securitized Bond Index is an unmanaged index of asset-backed securities, collateralized mortgage-backed securities (ERISA eligible), and fixed-rate mortgage-backed securities.

[2]	The amount shown under Gross and Net Expense Ratio is 0.00% to reflect the fact that the Fund does not pay any advisory, administration or distribution and service fees, and that Loomis Sayles has agreed to pay certain expenses of the Fund. All fees are paid by investors indirectly through separately negotiated advisory relationships with the Fund’s Adviser or through “wrap fee” programs sponsored by broker dealers and investment advisers that may be affiliated or unaffiliated with the Fund, Loomis Sayles or Natixis Advisors, L.P.

|  2

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Funds’ proxy voting policies and procedures is available without charge, upon request by calling Loomis Sayles at 800-633-3330; on the Funds’ website at www.loomissayles.com, and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and the SEC’s website.

Quarterly Portfolio Schedules

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov.

3  |

UNDERSTANDING FUND EXPENSES

Typically, mutual fund shareholders incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. However, the Funds are unlike other mutual funds; they do not charge any fees or expenses.

You should be aware that shares in the Funds are available only to institutional investment advisory clients of Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and Natixis Advisors, L.P. (“Natixis Advisors”) and to participants in “wrap fee” programs sponsored by broker-dealers and investment advisers that may be affiliated or unaffiliated with the Funds, Loomis Sayles or Natixis Advisors. The institutional investment advisory clients of Loomis Sayles and Natixis Advisors pay Loomis Sayles or Natixis Advisors a fee for their investment advisory services, while participants in “wrap fee” programs pay a “wrap fee” to the program’s sponsor. The “wrap fee” program sponsors, in turn, pay a fee to Natixis Advisors. “Wrap fee” program participants should read carefully the wrap fee brochure provided to them by their program’s sponsor and the fees paid by such sponsor to Natixis Advisors. Shareholders pay no additional fees or expenses to purchase shares of the Funds. However, shareholders will indirectly pay a proportionate share of those costs, such as brokerage commissions, taxes and extraordinary expenses, that are borne by the Funds through a reduction in each Fund’s net asset value.

The first line in each Fund’s table shows the actual amount of Fund expenses ($0) you would have paid on a $1,000 investment in the Fund from October 1, 2018 through March 31, 2019.

The second line in each Fund’s table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio (0%) and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles High Income Opportunities Fund

Institutional Class	Beginning Account Value 10/1/2018	Ending Account Value 3/31/2019	Expenses Paid During Period* 10/1/2018 – 3/31/2019
Actual	$1,000.00	$1,025.10	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.93	$0.00

* Expenses are equal to the Fund’s annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Securitized Asset Fund

Institutional Class	Beginning Account Value 10/1/2018	Ending Account Value 3/31/2019	Expenses Paid During Period* 10/1/2018 – 3/31/2019
Actual	$1,000.00	$1,048.20	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,024.93	$0.00

* Expenses are equal to the Fund’s annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

|  4

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 93.6% of Net Assets

Non-Convertible Bonds – 84.8%

	ABS Home Equity – 0.5%
$175,000	American Homes 4 Rent, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A	$185,377
37,240	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	38,329
37,717	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034	37,563
154,033	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.330%, 2.812%, 9/19/2045(a)	124,796
33,786	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 4.191%, 7/19/2035(b)	32,491
125,000	Home Partners of America Trust, Series 2016-2, Class E, 1-month LIBOR + 3.780%, 6.262%, 10/17/2033, 144A(a)	125,040
225,000	Home Partners of America Trust, Series 2016-2, Class F, 1-month LIBOR + 4.700%, 7.182%, 10/17/2033, 144A(a)	225,141

		768,737

	Aerospace & Defense – 1.2%
606,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	561,889
170,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	178,925
1,045,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	1,088,368

		1,829,182

	Airlines – 0.6%
1,036,402	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	1,012,047

	Automotive – 2.2%
450,000	Allison Transmission, Inc., 5.000%, 10/01/2024, 144A	448,875
550,000	Allison Transmission, Inc., 5.875%, 6/01/2029, 144A	556,187
225,000	Dana Financing Luxembourg S.a.r.l., 5.750%, 4/15/2025, 144A	225,000
845,000	Delphi Technologies PLC, 5.000%, 10/01/2025, 144A	744,022
65,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	61,978
60,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/2023	59,850
320,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	330,400
715,000	IHO Verwaltungs GmbH, 5.250% PIK, 4.500% Cash, 9/15/2023, 144A(c)	709,637

	Automotive – continued
$335,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	$315,738

		3,451,687

	Banking – 4.3%
20,000	Ally Financial, Inc., 4.125%, 2/13/2022	20,175
1,910,000	Ally Financial, Inc., 4.625%, 3/30/2025	1,938,650
980,000	Ally Financial, Inc., 5.125%, 9/30/2024	1,030,225
1,125,000	Commerzbank AG, 8.125%, 9/19/2023, 144A	1,282,799
460,000	Danske Bank A/S, 5.000%, 1/12/2022, 144A	471,747
375,000	Danske Bank A/S, 5.375%, 1/12/2024, 144A	390,023
340,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	299,598
1,335,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	1,290,396

		6,723,613

	Brokerage – 0.2%
200,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	201,000
140,000	Jefferies Group LLC, 6.250%, 1/15/2036	144,999

		345,999

	Building Materials – 2.4%
125,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	122,188
485,000	Beacon Roofing Supply, Inc., 4.875%, 11/01/2025, 144A	458,325
300,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	307,350
300,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	326,193
405,000	James Hardie International Finance Ltd., 4.750%, 1/15/2025, 144A	398,925
400,000	James Hardie International Finance Ltd., 5.000%, 1/15/2028, 144A	387,000
105,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	99,750
130,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	122,525
340,000	Summit Materials LLC/Summit Materials Finance Corp., 6.125%, 7/15/2023	347,089
680,000	U.S. Concrete, Inc., 6.375%, 6/01/2024	688,500
325,000	USG Corp., 4.875%, 6/01/2027, 144A	328,453
100,000	USG Corp., 5.500%, 3/01/2025, 144A	101,550

		3,687,848

	Cable Satellite – 8.0%
690,000	Altice Financing S.A., 6.625%, 2/15/2023, 144A	705,525
400,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	407,000
1,905,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	1,966,912
605,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	620,881

See accompanying notes to financial statements.

5  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Cable Satellite – continued
$575,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	$596,735
920,000	CSC Holdings LLC, 5.500%, 4/15/2027, 144A	939,458
710,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	756,150
45,000	CSC Holdings LLC, 6.750%, 11/15/2021	48,094
410,000	DISH DBS Corp., 7.750%, 7/01/2026	356,700
275,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027, 144A	275,165
600,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.500%, 3/01/2028, 144A	591,042
1,320,000	Unitymedia GmbH, 6.125%, 1/15/2025, 144A	1,370,028
875,000	Virgin Media Secured Finance PLC, 5.250%, 1/15/2026, 144A	880,180
200,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	203,500
565,000	Ziggo Bond Co. BV, 5.875%, 1/15/2025, 144A	557,938
2,305,000	Ziggo BV, 5.500%, 1/15/2027, 144A	2,276,187

		12,551,495

	Chemicals – 0.7%
805,000	Hercules LLC, 6.500%, 6/30/2029	807,012
340,000	Hexion, Inc., 6.625%, 4/15/2020(d)(e)	286,450
55,000	Hexion, Inc., 10.375%, 2/01/2022, 144A(d)(e)	46,063

		1,139,525

	Construction Machinery – 1.0%
200,000	Ashtead Capital, Inc., 4.125%, 8/15/2025, 144A	196,500
115,000	United Rentals North America, Inc., 4.625%, 7/15/2023	116,797
490,000	United Rentals North America, Inc., 4.625%, 10/15/2025	483,875
735,000	United Rentals North America, Inc., 5.750%, 11/15/2024	755,212

		1,552,384

	Consumer Cyclical Services – 0.7%
190,000	IHS Markit Ltd., 4.000%, 3/01/2026, 144A	189,810
120,000	Realogy Group LLC/Realogy Co-Issuer Corp., 4.875%, 6/01/2023, 144A	111,900
285,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.250%, 12/01/2021, 144A	287,138
200,000	Realogy Group LLC/Realogy Co-Issuer Corp., 9.375%, 4/01/2027, 144A	204,750
295,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	310,487

		1,104,085

	Consumer Products – 0.4%
625,000	Coty, Inc., 6.500%, 4/15/2026, 144A	610,938

	Electric – 2.4%
$695,000	AES Corp., 4.000%, 3/15/2021	$704,320
340,000	AES Corp., 4.500%, 3/15/2023	343,400
90,000	AES Corp. (The), 5.125%, 9/01/2027	93,617
652,000	AES Corp. (The), 5.500%, 4/15/2025	675,087
220,000	AES Corp. (The), 6.000%, 5/15/2026	233,196
925,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	1,013,985
730,000	Vistra Operations Co. LLC, 5.500%, 9/01/2026, 144A	759,200

		3,822,805

	Environmental – 0.0%
45,000	GFL Environmental, Inc., 5.625%, 5/01/2022, 144A	43,650

	Finance Companies – 4.8%
535,000	Aircastle Ltd., 4.125%, 5/01/2024	535,587
410,000	Aircastle Ltd., 5.500%, 2/15/2022	430,105
95,000	CIT Group, Inc., 4.125%, 3/09/2021	96,188
740,000	CIT Group, Inc., 5.000%, 8/01/2023	776,075
65,000	iStar, Inc., 4.625%, 9/15/2020	65,731
220,000	iStar, Inc., 5.250%, 9/15/2022	215,875
245,000	iStar, Inc., 6.500%, 7/01/2021	249,287
340,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	326,400
435,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	443,156
980,000	Navient Corp., 6.500%, 6/15/2022	1,021,344
45,000	Navient LLC, MTN, 4.875%, 6/17/2019	45,056
245,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	222,950
785,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	734,956
1,155,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	1,159,042
150,000	Springleaf Finance Corp., 6.875%, 3/15/2025	154,688
560,000	Springleaf Finance Corp., 7.125%, 3/15/2026	570,147
99,000	Stearns Holdings LLC, 9.375%, 8/15/2020, 144A	92,565
320,000	Unifin Financiera SAB de CV SOFOM ENR, 7.250%, 9/27/2023, 144A	322,973

		7,462,125

	Financial Other – 1.1%
645,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	653,063
220,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.250%, 2/01/2022	225,687
520,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023, 144A	535,600
270,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	274,050

		1,688,400

	Food & Beverage – 1.9%
350,000	B&G Foods, Inc., 5.250%, 4/01/2025	335,562

See accompanying notes to financial statements.

|  6

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Food & Beverage – continued
$355,000	BRF S.A., 4.750%, 5/22/2024, 144A	$334,144
325,000	Cosan Luxembourg S.A., 7.000%, 1/20/2027, 144A	341,052
225,000	JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	230,625
350,000	MARB BondCo PLC, 6.875%, 1/19/2025, 144A	340,375
240,000	Pilgrim’s Pride Corp., 5.750%, 3/15/2025, 144A	242,400
440,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	443,300
635,000	Post Holdings, Inc., 5.750%, 3/01/2027, 144A	637,381

		2,904,839

	Gaming – 1.7%
150,000	Boyd Gaming Corp., 6.375%, 4/01/2026	155,250
80,000	GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	83,592
610,000	International Game Technology PLC, 6.250%, 2/15/2022, 144A	633,638
165,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.500%, 1/15/2028	155,100
360,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.750%, 2/01/2027, 144A	372,600
1,145,000	MGM Resorts International, 6.000%, 3/15/2023	1,207,975

		2,608,155

	Government Owned – No Guarantee – 0.8%
215,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	192,318
475,000	Petrobras Global Finance BV, 5.750%, 2/01/2029	470,487
65,000	Petrobras Global Finance BV, 6.900%, 3/19/2049	64,311
640,000	YPF S.A., 6.950%, 7/21/2027, 144A	568,320

		1,295,436

	Health Insurance – 0.2%
320,000	Centene Corp., 4.750%, 1/15/2025	326,400

	Healthcare – 4.5%
580,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	545,722
510,000	DaVita, Inc., 5.750%, 8/15/2022	519,562
895,000	HCA Healthcare, Inc., 6.250%, 2/15/2021	940,511
115,000	HCA, Inc., 5.250%, 4/15/2025	123,485
655,000	HCA, Inc., 5.375%, 2/01/2025	694,300
430,000	HCA, Inc., 7.050%, 12/01/2027	469,775
35,000	HCA, Inc., 7.500%, 12/15/2023	39,025
790,000	HCA, Inc., 7.500%, 11/06/2033	906,525
40,000	HCA, Inc., 7.690%, 6/15/2025	45,400
40,000	HCA, Inc., 8.360%, 4/15/2024	46,200
205,000	HCA, Inc., MTN, 7.580%, 9/15/2025	230,625
20,000	HCA, Inc., MTN, 7.750%, 7/15/2036	22,800
215,000	Hologic, Inc., 4.375%, 10/15/2025, 144A	213,882

	Healthcare – continued
$250,000	Hologic, Inc., 4.625%, 2/01/2028, 144A	$245,625
330,000	IQVIA, Inc., 5.000%, 10/15/2026, 144A	337,633
910,000	Polaris Intermediate Corp., 8.500% PIK, 8.500% Cash, 12/01/2022, 144A(c)	897,715
485,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	493,439
155,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	157,325
70,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	70,353

		6,999,902

	Home Construction – 2.1%
200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022(f)(g)(h)	2
260,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	214,500
460,000	Lennar Corp., 4.500%, 4/30/2024	466,900
385,000	Lennar Corp., 4.750%, 11/15/2022	395,510
690,000	Lennar Corp., 5.000%, 6/15/2027	691,725
720,000	PulteGroup, Inc., 6.000%, 2/15/2035	690,300
495,000	PulteGroup, Inc., 6.375%, 5/15/2033	493,144
380,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	380,475

		3,332,556

	Independent Energy – 10.5%
1,095,000	Aker BP ASA, 5.875%, 3/31/2025, 144A	1,145,644
265,000	Aker BP ASA, 6.000%, 7/01/2022, 144A	272,950
162,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	177,439
805,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	747,644
730,000	Bruin E&P Partners LLC, 8.875%, 8/01/2023, 144A	698,975
68,000	California Resources Corp., 5.500%, 9/15/2021	52,900
33,000	California Resources Corp., 6.000%, 11/15/2024	21,464
1,200,000	California Resources Corp., 8.000%, 12/15/2022, 144A	942,360
110,000	Callon Petroleum Co., 6.125%, 10/01/2024	110,550
450,000	Centennial Resource Production LLC, 6.875%, 4/01/2027, 144A	454,410
325,000	Chesapeake Energy Corp., 8.000%, 1/15/2025	331,500
391,000	CNX Resources Corp., 5.875%, 4/15/2022	390,022
310,000	Continental Resources, Inc., 3.800%, 6/01/2024	312,027
80,000	Continental Resources, Inc., 4.500%, 4/15/2023	82,815
504,000	Continental Resources, Inc., 5.000%, 9/15/2022	507,592
520,000	Denbury Resources, Inc., 7.500%, 2/15/2024, 144A	443,950
165,000	Denbury Resources, Inc., 9.250%, 3/31/2022, 144A	159,225
495,000	Gulfport Energy Corp., 6.000%, 10/15/2024	449,282

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Independent Energy – continued
$480,000	Gulfport Energy Corp., 6.375%, 5/15/2025	$434,400
290,000	Gulfport Energy Corp., 6.375%, 1/15/2026	256,650
477,000	Halcon Resources Corp., 6.750%, 2/15/2025	286,200
485,000	Matador Resources Co., 5.875%, 9/15/2026	483,787
1,055,000	MEG Energy Corp., 6.500%, 1/15/2025, 144A	1,039,365
465,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	433,612
725,000	Montage Resources Corp., 8.875%, 7/15/2023	690,780
135,000	Newfield Exploration Co., 5.625%, 7/01/2024	147,447
789,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	796,890
175,000	PDC Energy, Inc., 5.750%, 5/15/2026	171,062
165,000	PDC Energy, Inc., 6.125%, 9/15/2024	165,000
200,000	Sanchez Energy Corp., 6.125%, 1/15/2023	27,000
610,000	Sanchez Energy Corp., 7.250%, 2/15/2023, 144A	491,050
550,000	Seven Generations Energy Ltd., 5.375%, 9/30/2025, 144A	537,625
140,000	Seven Generations Energy Ltd., 6.875%, 6/30/2023, 144A	143,850
280,000	SM Energy Co., 5.000%, 1/15/2024	259,000
230,000	SM Energy Co., 5.625%, 6/01/2025	212,667
128,000	SM Energy Co., 6.125%, 11/15/2022	128,000
100,000	SM Energy Co., 6.625%, 1/15/2027	95,000
75,000	SM Energy Co., 6.750%, 9/15/2026	71,906
167,000	Southwestern Energy Co., 6.200%, 1/23/2025	164,078
420,000	Vine Oil & Gas LP/Vine Oil Gas Finance Corp., 9.750%, 4/15/2023, 144A	346,500
660,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	667,590
95,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	95,501
940,000	Whiting Petroleum Corp., 6.625%, 1/15/2026	921,200

		16,366,909

	Life Insurance – 0.5%
745,000	CNO Financial Group, Inc., 5.250%, 5/30/2025	771,075

	Local Authorities – 0.2%
185,000	Provincia de Buenos Aires, 7.875%, 6/15/2027, 144A	134,587
260,000	Provincia de Buenos Aires, 6.500%, 2/15/2023, 144A	211,812

		346,399

	Lodging – 1.4%
115,000	Hilton Domestic Operating Co., Inc., 4.250%, 9/01/2024	114,784
595,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.625%, 4/01/2025	600,950

	Lodging – continued
$460,000	Marriott Ownership Resorts, Inc., 5.625%, 4/15/2023, 144A	$458,325
290,000	Marriott Ownership Resorts, Inc., 6.500%, 9/15/2026, 144A	303,833
665,000	Wyndham Destinations, Inc., 5.625%, 3/01/2021	684,950

		2,162,842

	Media Entertainment – 1.7%
660,000	AMC Networks, Inc., 4.750%, 12/15/2022	664,950
25,000	AMC Networks, Inc., 5.000%, 4/01/2024	25,122
85,000	Clear Channel Worldwide Holdings, Inc., Series A, 6.500%, 11/15/2022	87,019
540,000	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/2022	551,475
670,000	Meredith Corp., 6.875%, 2/01/2026	703,500
710,000	Netflix, Inc., 4.875%, 4/15/2028	702,900

		2,734,966

	Metals & Mining – 2.0%
545,000	Commercial Metals Co., 4.875%, 5/15/2023	546,362
260,000	First Quantum Minerals Ltd., 6.500%, 3/01/2024, 144A	243,425
218,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	221,679
555,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	558,469
400,000	First Quantum Minerals Ltd., 7.250%, 4/01/2023, 144A	391,000
365,000	FMG Resources Pty Ltd., 5.125%, 5/15/2024, 144A	365,913
730,000	Steel Dynamics, Inc., 5.500%, 10/01/2024	753,725

		3,080,573

	Midstream – 3.6%
875,000	Energy Transfer Operating LP, Series A, (fixed rate to 2/15/2023, variable rate thereafter), 6.250%(i)	826,875
785,000	EnLink Midstream Partners LP, 4.850%, 7/15/2026	779,269
90,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	77,625
490,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	436,100
250,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	223,750
1,020,000	Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/2026, 144A	1,037,850
155,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	149,575
375,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	387,975
125,000	NGPL PipeCo LLC, 4.375%, 8/15/2022, 144A	126,563
540,000	NGPL PipeCo LLC, 4.875%, 8/15/2027, 144A	545,400

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Midstream – continued
$160,000	SemGroup Corp./Rose Rock Finance Corp., 5.625%, 7/15/2022	$158,200
175,000	SemGroup Corp./Rose Rock Finance Corp., 5.625%, 11/15/2023	164,342
50,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	49,813
670,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	682,020

		5,645,357

	Non-Agency Commercial Mortgage-Backed Securities – 1.1%
100,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1-month LIBOR + 3.500%, 5.984%, 11/15/2031, 144A(a)(d)(e)	98,033
180,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1-month LIBOR + 4.500%, 6.984%, 11/15/2031, 144A(a)(d)(e)	174,761
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	728,988
320,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 1-month LIBOR + 3.250%, 5.734%, 11/15/2027, 144A(a)(d)(e)	284,805
350,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1-month LIBOR + 4.150%, 6.634%, 11/15/2027, 144A(a)	266,779
100,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.822%, 6/15/2045, 144A(b)	85,864

		1,639,230

	Oil Field Services – 1.7%
545,000	Ensco PLC, 5.750%, 10/01/2044	350,163
20,000	Global Marine, Inc., 7.000%, 6/01/2028	17,250
525,000	McDermott Technology Americas, Inc./McDermott Technology U.S., Inc., 10.625%, 5/01/2024, 144A	434,437
90,000	Noble Holding International Ltd., 5.250%, 3/15/2042	54,000
185,000	Noble Holding International Ltd., 6.050%, 3/01/2041	115,625
47,000	Noble Holding International Ltd., 7.750%, 1/15/2024	42,316
415,000	Noble Holding International Ltd., 7.875%, 2/01/2026, 144A	384,913
565,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	536,750
373,275	Transocean Guardian Ltd., 5.875%, 1/15/2024, 144A	378,874
176,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	180,620

	Oil Field Services – continued
$135,000	Transocean, Inc., 7.500%, 1/15/2026, 144A	$133,313

		2,628,261

	Packaging – 1.5%
330,000	ARD Finance S.A., 7.875% PIK, 7.125% Cash, 9/15/2023(c)	328,763
345,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 4.625%, 5/15/2023, 144A	347,156
885,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.250%, 5/15/2024, 144A	932,303
475,000	Berry Global, Inc., 4.500%, 2/15/2026, 144A	451,345
275,000	Crown Americas LLC/Crown Americas Capital Corp., 4.750%, 2/01/2026	276,320

		2,335,887

	Pharmaceuticals – 1.5%
46,000	Bausch Health Cos., Inc., 5.500%, 3/01/2023, 144A	46,230
637,000	Bausch Health Cos., Inc., 5.875%, 5/15/2023, 144A	644,962
305,000	Bausch Health Cos., Inc., 6.125%, 4/15/2025, 144A	301,950
240,000	Bausch Health Cos., Inc., 9.000%, 12/15/2025, 144A	260,712
225,000	Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026, 144A	222,750
780,000	Teva Pharmaceutical Finance Co. BV, 2.950%, 12/18/2022	727,075
300,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	213,083

		2,416,762

	Property & Casualty Insurance – 0.6%
1,160,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	997,623

	Refining – 0.3%
495,000	Parkland Fuel Corp., 6.000%, 4/01/2026, 144A	499,480

	REITs – Mortgage – 0.8%
645,000	Starwood Property Trust, Inc., 3.625%, 2/01/2021	642,581
610,000	Starwood Property Trust, Inc., 4.750%, 3/15/2025	606,950

		1,249,531

	Restaurants – 0.5%
855,000	1011778 B.C. ULC/New Red Finance, Inc., 5.000%, 10/15/2025, 144A	844,569

	Retailers – 2.0%
685,000	Asbury Automotive Group, Inc., 6.000%, 12/15/2024	704,489
480,000	Dillard’s, Inc., 7.000%, 12/01/2028	501,888
170,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	170,425
535,000	Group 1 Automotive, Inc., 5.250%, 12/15/2023, 144A	537,675

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Retailers – continued
$400,000	JC Penney Corp., Inc., 5.875%, 7/01/2023, 144A	$337,000
385,000	L Brands, Inc., 6.750%, 7/01/2036	323,400
140,000	L Brands, Inc., 6.875%, 11/01/2035	120,925
340,000	Party City Holdings, Inc., 6.625%, 8/01/2026, 144A	338,300
135,000	William Carter Co. (The), 5.625%, 3/15/2027, 144A	139,556

		3,173,658

	Supermarkets – 0.8%
735,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025	697,331
10,000	New Albertsons LP, 8.700%, 5/01/2030	9,200
615,000	New Albertsons LP, Series C, MTN, 6.625%, 6/01/2028	498,150

		1,204,681

	Technology – 5.7%
135,000	Camelot Finance S.A., 7.875%, 10/15/2024, 144A	142,425
930,000	CommScope Finance LLC, 5.500%, 3/01/2024, 144A	951,195
380,000	CommScope Finance LLC, 6.000%, 3/01/2026, 144A	393,061
70,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	68,054
140,000	CommScope, Inc., 5.000%, 6/15/2021, 144A	139,895
455,000	Dell International LLC/EMC Corp., 4.900%, 10/01/2026, 144A	461,830
975,000	Dell International LLC/EMC Corp., 6.020%, 6/15/2026, 144A	1,048,662
445,000	Equinix, Inc., 5.375%, 1/01/2022	456,681
140,000	Equinix, Inc., 5.375%, 4/01/2023	142,450
590,000	First Data Corp., 5.000%, 1/15/2024, 144A	605,266
695,000	NXP BV/NXP Funding LLC, 3.875%, 9/01/2022, 144A	704,820
315,000	Open Text Corp., 5.625%, 1/15/2023, 144A	322,875
20,000	Open Text Corp., 5.875%, 6/01/2026, 144A	20,900
575,000	Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	586,500
235,000	Sabre GLBL, Inc., 5.375%, 4/15/2023, 144A	240,856
630,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	636,300
505,000	Star Merger Sub, Inc., 6.875%, 8/15/2026, 144A	516,363
730,000	Uber Technologies, Inc., 7.500%, 11/01/2023	761,025
710,000	Western Digital Corp., 4.750%, 2/15/2026	678,050

		8,877,208

	Transportation Services – 0.1%
185,000	APL Ltd., 8.000%, 1/15/2024(d)(e)	164,437

	Treasuries – 2.8%
$1,540,000	U.S. Treasury Note, 2.000%, 1/31/2020	$1,534,886
2,770,000	U.S. Treasury Note, 2.750%, 11/30/2020	2,788,503

		4,323,389

	Wireless – 2.2%
355,000	Altice France S.A./France, 7.375%, 5/01/2026, 144A	347,900
200,000	Millicom International Cellular S.A., 6.250%, 3/25/2029, 144A	203,462
80,000	Nokia Oyj, 3.375%, 6/12/2022	79,785
700,000	Nokia Oyj, 4.375%, 6/12/2027	693,000
415,000	Sprint Corp., 7.125%, 6/15/2024	421,225
1,205,000	Sprint Corp., 7.250%, 9/15/2021	1,265,250
125,000	T-Mobile USA, Inc., 4.500%, 2/01/2026	124,932
345,000	T-Mobile USA, Inc., 4.750%, 2/01/2028	341,981

		3,477,535

	Wirelines – 1.6%
220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	190,881
15,000	Frontier Communications Corp., 7.000%, 11/01/2025	7,379
235,000	Frontier Communications Corp., 7.450%, 7/01/2035	115,150
590,000	Frontier Communications Corp., 8.000%, 4/01/2027, 144A	609,175
930,000	Frontier Communications Corp., 8.500%, 4/01/2026, 144A	864,900
365,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	329,869
155,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	157,387
390,000	Windstream Services LLC/Windstream Finance Corp., 10.500%, 6/30/2024, 144A(j)	287,625

		2,562,366

	Total Non-Convertible Bonds

	(Identified Cost $131,932,858)	132,764,546

Convertible Bonds – 8.8%

	Automotive – 0.2%
315,000	Meritor, Inc., 3.250%, 10/15/2037	303,125

	Cable Satellite – 1.1%
1,360,000	DISH Network Corp., 2.375%, 3/15/2024	1,121,825
690,000	DISH Network Corp., 3.375%, 8/15/2026	586,155

		1,707,980

	Diversified Manufacturing – 0.4%
670,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	639,764

	Diversified Operations – 0.3%
485,000	RWT Holdings, Inc., 5.625%, 11/15/2019	488,046

	Finance Companies – 0.2%
410,000	iStar, Inc., 3.125%, 9/15/2022	376,175

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Principal Amount	Description	Value (†)

Convertible Bonds – continued

	Healthcare – 0.1%
$100,000	Insulet Corp., 1.375%, 11/15/2024, 144A	$120,437

	Independent Energy – 1.2%
935,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	866,366
675,000	PDC Energy, Inc., 1.125%, 9/15/2021	628,573
55,000	SM Energy Co., 1.500%, 7/01/2021	51,350
295,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	285,165

		1,831,454

	Industrial Other – 0.2%
265,000	Tutor Perini Corp., 2.875%, 6/15/2021	253,308

	Leisure – 0.1%
140,000	Rovi Corp., 0.500%, 3/01/2020	135,790

	Media Entertainment – 0.0%
135,000	Liberty Media Corp., 2.250%, 9/30/2046	68,931

	Oil Field Services – 0.5%
775,000	Nabors Industries, Inc., 0.750%, 1/15/2024	552,405
310,000	Oil States International, Inc., 1.500%, 2/15/2023, 144A	268,966

		821,371

	Pharmaceuticals – 1.7%
1,425,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	1,457,953
490,000	Dermira, Inc., 3.000%, 5/15/2022	433,159
430,000	Flexion Therapeutics, Inc., 3.375%, 5/01/2024	375,175
365,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	361,192

		2,627,479

	Retailers – 0.2%
290,000	Booking Holdings, Inc., 0.350%, 6/15/2020	391,991

	Technology – 2.5%
645,000	Avaya Holdings Corp., 2.250%, 6/15/2023, 144A	594,026
510,000	Evolent Health, Inc., 2.000%, 12/01/2021	491,751
1,080,000	Finisar Corp., 0.500%, 12/15/2036	1,059,296
45,000	MagnaChip Semiconductor S.A., 5.000%, 3/01/2021	50,835
790,000	Nuance Communications, Inc., 1.000%, 12/15/2035	735,885
245,000	Nuance Communications, Inc., 1.250%, 4/01/2025	243,048
200,000	Palo Alto Networks, Inc., 0.750%, 7/01/2023, 144A	221,448
350,000	Verint Systems, Inc., 1.500%, 6/01/2021	385,613
255,000	Western Digital Corp., 1.500%, 2/01/2024, 144A	224,276

		4,006,178

	Transportation Services – 0.1%
$95,000	Macquarie Infrastructure Corp., 2.000%, 10/01/2023	$83,721

	Total Convertible Bonds

	(Identified Cost $14,332,735)	13,855,750

	Total Bonds and Notes

	(Identified Cost $146,265,593)	146,620,296

Senior Loans – 1.3%

	Chemicals – 0.1%
98,606	Chemours Co. (The), 2018 USD Term Loan B, 1-month LIBOR + 1.750%, 4.250%, 4/03/2025(a)	97,404

	Retailers – 0.3%
557,017	J.C. Penney Corp., Inc., 2016 Term Loan B, 3-month LIBOR + 4.250%, 6.879%, 6/23/2023(a)	493,422

	Supermarkets – 0.4%
677,552	Albertsons LLC, USD 2017 Term Loan B5, 3-month LIBOR + 3.000%, 5.609%, 12/21/2022(a)	671,718

	Transportation Services – 0.5%
813,557	Uber Technologies, 2018 Term Loan, 1-month LIBOR + 4.000%, 6.493%, 4/04/2025(a)	813,354

	Total Senior Loans

	(Identified Cost $2,076,401)	2,075,898

Shares

Preferred Stocks – 1.2%

	Food & Beverage – 1.0%
15,700	Bunge Ltd., 4.875%	1,542,462

	Midstream – 0.2%
641	Chesapeake Energy Corp., 5.750%(f)	320,500
13	Chesapeake Energy Corp., 5.750%, 144A(f)	6,500
90	Chesapeake Energy Corp., 5.750%(f)	45,744

		372,744

	Total Preferred Stocks

	(Identified Cost $2,040,507)	1,915,206

Common Stocks – 0.4%

	Oil, Gas & Consumable Fuels – 0.2%
8,051	Halcon Resources Corp.(j)	10,869
12,202	Whiting Petroleum Corp.(j)	318,960

		329,829

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles High Income Opportunities Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

Pharmaceuticals – 0.2%
4,298	Bristol-Myers Squibb Co.	$205,058

Total Common Stocks

	(Identified Cost $941,307)	534,887

Warrants – 0.0%
2,186	Halcon Resources Corp., Expiration on 9/9/2020 at $14.04(j) (Identified Cost $0)	22

Principal Amount

Short-Term Investments – 3.3%

$5,097,441	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500% to be repurchased at $5,098,078 on 4/01/2019 collateralized by $5,205,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $5,203,454 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $5,097,441)	5,097,441

Total Investments – 99.8%

	(Identified Cost $156,421,249)	156,243,750

	Other assets less liabilities—0.2%	350,899

	Net Assets – 100.0%	$156,594,649

(†)	See Note 2 of Notes to Financial Statements.

(a)	Variable rate security. Rate as of March 31, 2019 is disclosed.

(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2019 is disclosed.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended March 31, 2019, interest payments were made in cash.

(d)	Illiquid security.

(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2019, the value of these securities amounted to $1,054,549 or 0.7% of net assets. See Note 2 of Notes to Financial Statements.

(f)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(h)	Fair valued by the Fund’s adviser. At March 31, 2019, the value of this security amounted to $2 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.

(i)	Perpetual bond with no specified maturity date.

(j)	Non-income producing security.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the value of Rule 144A holdings amounted to $69,996,479 or 44.7% of net assets.

ABS	Asset-Backed Securities

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

PIK	Payment-in-Kind

REITs	Real Estate Investment Trusts

Industry Summary at March 31, 2019 (Unaudited)

Independent Energy	11.7%
Cable Satellite	9.1
Technology	8.2
Finance Companies	5.0
Healthcare	4.6
Banking	4.3
Midstream	3.8
Pharmaceuticals	3.4
Food & Beverage	2.9
Treasuries	2.8
Retailers	2.5
Electric	2.4
Automotive	2.4
Building Materials	2.4
Wireless	2.2
Oil Field Services	2.2
Home Construction	2.1
Metals & Mining	2.0
Other Investments, less than 2% each	22.5
Short-Term Investments	3.3

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 126.8% of Net Assets

	ABS Car Loan – 11.5%
$286,337	ACC Trust, Series 2018-1, Class A, 3.700%, 12/21/2020, 144A	$286,634
881,176	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.400%, 1/08/2021(a)	880,531
5,060,000	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class C, 2.410%, 7/08/2022(a)	5,035,417
2,000,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class C, 3.740%, 10/18/2024	2,045,655
1,500,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class C, 3.360%, 2/18/2025	1,513,767
1,442,000	Avid Automobile Receivables Trust, Series 2018-1, Class A, 2.840%, 8/15/2023, 144A	1,435,534
300,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.500%, 2/20/2021, 144A	299,135
4,395,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.500%, 7/20/2021, 144A(a)	4,374,380
3,480,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.630%, 12/20/2021, 144A(a)	3,461,487
825,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1, Class A, 3.450%, 3/20/2023, 144A	833,570
2,430,000	California Republic Auto Receivables Trust, Series 2016-2, Class B, 2.520%, 5/16/2022	2,412,963
3,100,000	California Republic Auto Receivables Trust, Series 2017-1, Class C, 3.760%, 12/15/2023	3,126,228
3,950,000	California Republic Auto Receivables Trust, Series 2018-1, Class C, 3.870%, 10/16/2023	4,031,834
1,370,000	Canadian Pacer Auto Receivable, Series 2018-2A, Class C, 4.070%, 3/19/2025, 144A	1,398,047
780,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class A3, 2.020%, 8/20/2021, 144A	776,790
1,655,000	CarMax Auto Owner Trust, Series 2017-4, Class D, 3.300%, 5/15/2024	1,647,847
1,655,000	CarMax Auto Owner Trust, Series 2018-1, Class C, 2.950%, 11/15/2023	1,645,960
1,015,000	CarMax Auto Owner Trust, Series 2018-1, Class D, 3.370%, 7/15/2024	1,015,493
1,285,000	CarMax Auto Owner Trust, Series 2018-2, Class D, 3.990%, 4/15/2025	1,311,569
1,359,240	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A	1,345,933

	ABS Car Loan – continued
285,290	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.710%, 5/15/2023, 144A	284,678
1,685,432	CIG Auto Receivables Trust, Series 2019-1A, Class A, 3.330%, 8/15/2024, 144A	1,687,433
1,556,864	CPS Auto Receivables Trust, Series 2014-D, Class C, 4.350%, 11/16/2020, 144A(a)	1,563,660
1,745,000	CPS Auto Receivables Trust, Series 2016-A, Class D, 5.000%, 12/15/2021, 144A	1,771,162
4,025,000	CPS Auto Trust, Series 2016-D, Class D, 4.530%, 1/17/2023, 144A	4,099,042
6,770,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class B, 3.180%, 5/15/2024, 144A	6,769,962
1,675,000	Credit Acceptance Auto Loan Trust, Series 2018-1A, Class A, 3.010%, 2/16/2027, 144A	1,676,286
2,000,000	Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 3.550%, 8/15/2027, 144A(a)	2,023,788
175,923	Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.910%, 5/17/2021, 144A(a)	175,922
3,947,456	Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.020%, 11/15/2021, 144A(a)	3,949,074
2,800,000	Drive Auto Receivables Trust, Series 2018-5, Class C, 3.990%, 1/15/2025	2,858,612
1,000,000	Drive Auto Receivables Trust, Series 2019-2, Class C, 3.420%, 6/16/2025	1,006,509
1,775,000	DT Auto Owner Trust, Series 2018-3A, Class C, 3.790%, 7/15/2024, 144A	1,794,017
699,076	DT Auto Owner Trust, Series 2015-2A, Class D, 4.250%, 2/15/2022, 144A	699,640
1,618,101	DT Auto Owner Trust, Series 2015-3A, Class D, 4.530%, 10/17/2022, 144A	1,627,520
1,358,541	DT Auto Owner Trust, Series 2016-4A, Class C, 2.740%, 10/17/2022, 144A(a)	1,358,252
1,200,000	DT Auto Owner Trust, Series 2018-2A, Class D, 4.150%, 3/15/2024, 144A	1,221,621
2,245,000	First Investors Auto Owner Trust, Series 2017-1A, Class C, 2.950%, 4/17/2023, 144A	2,238,788
765,957	Flagship Credit Auto Trust, Series 2015-2, Class B, 3.080%, 12/15/2021, 144A	766,161
710,000	Flagship Credit Auto Trust, Series 2016-2, Class B, 3.840%, 9/15/2022, 144A	713,527
2,645,000	Flagship Credit Auto Trust, Series 2017-4, Class B, 2.660%, 10/17/2022, 144A	2,630,349

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Car Loan – continued
$1,329,000	Flagship Credit Auto Trust, Series 2018-3, Class B, 3.590%, 12/16/2024, 144A	$1,343,317
2,800,000	Flagship Credit Auto Trust, Series 2018-4, Class B, 3.880%, 10/16/2023, 144A	2,852,708
3,900,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.310%, 4/15/2026, 144A(a)	3,889,364
1,390,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.260%, 11/15/2025, 144A	1,389,310
2,747,475	GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.820%, 7/15/2022, 144A	2,743,029
3,210,000	Hertz Vehicle Financing II LP, Series 2016-3A, Class A, 2.270%, 7/25/2020, 144A(a)	3,203,332
2,435,000	Hertz Vehicle Financing II LP, Series 2017-2A, Class A, 3.290%, 10/25/2023, 144A(a)	2,432,408
883,438	Motor PLC, Series 2017-1A, Class A1, 1-month LIBOR + 0.530%, 3.016%, 9/25/2024, 144A(b)	882,359
2,990,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.540%, 4/18/2022, 144A(a)	2,980,059
1,175,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2, 2.560%, 10/17/2022, 144A	1,169,741
1,670,000	NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1, 1-month LIBOR + 0.640%, 3.124%, 2/15/2023, 144A(b)	1,673,103
1,705,000	NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A2, 3.690%, 10/15/2023, 144A	1,735,191
1,100,000	NextGear Floorplan Master Owner Trust, Series 2019-1A, Class A2, 3.210%, 2/15/2024, 144A	1,107,911
2,000,000	Prestige Auto Receivables Trust, Series 2018-1A, Class C, 3.750%, 10/15/2024, 144A	2,036,141
5,060,000	Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.460%, 3/15/2022(a)	5,048,403
5,660,000	Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.760%, 12/15/2022	5,650,187
1,655,000	Santander Drive Auto Receivables Trust, Series 2018-1, Class C, 2.960%, 3/15/2024	1,656,105
2,830,000	Santander Drive Auto Receivables Trust, Series 2018-3, Class D, 4.070%, 8/15/2024	2,873,095
2,220,000	Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.810%, 12/16/2024	2,253,126

	ABS Car Loan – continued
1,770,736	Tidewater Auto Receivables Trust, Series 2018-AA, Class A2, 3.120%, 7/15/2022, 144A(a)	1,771,524
203,466	Veros Automobile Receivables Trust, Series 2017-1, Class A, 2.840%, 4/17/2023, 144A	203,140
641,874	Westlake Automobile Receivables Trust, Series 2016-2A, Class C, 2.830%, 5/17/2021, 144A(a)	641,820
1,035,000	Westlake Automobile Receivables Trust, Series 2018-1A, Class C, 2.920%, 5/15/2023, 144A	1,034,091

		130,364,241

	ABS Credit Card – 0.5%
2,000,000	Barclays Dryrock Issuance Trust, Series 2015-1, Class A, 2.200%, 12/15/2022(a)	1,991,586
3,930,000	Delamare Cards MTN Issuer PLC, Series 2018-1A, Class A1, 1-month LIBOR + 0.700%, 3.182%, 11/19/2025, 144A(a)(b)	3,931,753

		5,923,339

	ABS Home Equity – 4.7%
1,763,551	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A(a)	1,784,364
1,490,334	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 3.000%, 3/28/2057, 144A(a)(c)	1,481,688
1,487,391	Bayview Opportunity Master Fund IVb Trust, Series 2016-SPL2, Class A, 4.000%, 6/28/2053, 144A(a)(c)	1,504,906
1,385,000	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class B1, 4.250%, 6/28/2054, 144A(c)	1,414,025
2,016,100	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL3, Class B1, 4.250%, 11/28/2053, 144A(c)	2,082,617
2,287,695	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A, 3.500%, 1/28/2055, 144A(a)(c)	2,294,275
987,195	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A(a)	983,437
711,107	Colony Starwood Homes Trust, Series 2016-2A, Class A, 1-month LIBOR + 1.250%, 3.734%, 12/17/2033, 144A(b)	711,106
667,584	Colony Starwood Homes Trust, Series 2016-2A, Class B, 1-month LIBOR + 1.750%, 4.234%, 12/17/2033, 144A(b)	667,582
682,418	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	676,447
1,851,443	CoreVest American Finance Trust, Series 2018-1, Class A, 3.804%, 6/15/2051, 144A	1,879,878

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Home Equity – continued
$69,297	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 5.003%, 7/25/2021(c)(d)(e)	$65,100
53,764	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(c)(d)(e)	53,392
4,462,762	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 1-month LIBOR + 1.850%, 4.336%, 10/25/2027(a)(b)	4,509,602
1,410,895	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 3.101%, 8/25/2060, 144A(b)	1,407,846
2,078,206	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 4.702%, 5/19/2034(c)	2,126,173
1,090,000	Holmes Master Issuer PLC, Series 2018-1A, Class A2, 3-month LIBOR + 0.360%, 3.147%, 10/15/2054, 144A(b)	1,088,423
3,267,087	Invitation Homes Trust, Series 2018-SFR2, Class A, 1-month LIBOR + 0.900%, 3.384%, 6/17/2037, 144A(a)(b)	3,264,096
2,993,962	Invitation Homes Trust, Series 2018-SFR4, Class A, 1-month LIBOR + 1.100%, 3.582%, 1/17/2038, 144A(a)(b)	3,010,843
102,052,948	JPMorgan Mortgage Trust, Series 2017-4, Class AX1, IO, 0.465%, 11/25/2048, 144A(c)(f)	2,340,493
369,816	Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(c)	366,477
2,133,182	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.500%, 8/25/2058, 144A(a)(c)	2,150,974
55,199	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 4.398%, 7/25/2035(c)(d)(e)	50,076
1,831,286	Onslow Bay Financial LLC, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048, 144A(c)	1,847,664
1,417,000	Progress Residential Trust, Series 2015-SFR3, 4.673%, 11/12/2032, 144A	1,424,032
400,000	Progress Residential Trust, Series 2017-SFR2, Class A, 2.897%, 12/17/2034, 144A	396,624
34,085	Residential Accredit Loans, Inc., Trust, Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021(d)(e)	31,870
198,482	Residential Accredit Loans, Inc., Trust, Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021(d)(e)	185,429
6,806	Residential Accredit Loans, Inc., Trust, Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021(d)(e)	6,427

	ABS Home Equity – continued
571,189	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047, 144A(c)	580,127
868,566	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.000%, 12/25/2047, 144A(c)	881,417
986,542	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 2/25/2048, 144A(c)	1,002,941
2,116,216	Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 4.000%, 8/25/2048, 144A(a)(c)	2,150,951
1,109,511	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(a)(c)	1,099,311
1,153,406	Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.250%, 4/25/2056, 144A(a)(c)	1,134,749
1,967,574	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058, 144A(a)(c)	1,989,767
3,033,371	Tricon American Homes, Series 2017-SFR2, Class A, 2.928%, 1/17/2036, 144A(a)	3,000,035
2,439,199	WaMu Mortgage Pass Through Certificates, Series 2007-HY2, Class 2A2, 4.138%, 11/25/2036(c)	2,292,338

		53,937,502

	ABS Other – 8.1%
4,845,714	Accelerated Assets LLC, Series 2018-1, Class A, 3.870%, 12/02/2033, 144A	4,913,683
2,366,363	Apollo Aviation Securitization Equity Trust, Series 2018-1A, Class A, 3.844%, 1/16/2038, 144A	2,364,194
325,000	Ascentium Equipment Receivables Trust, Series 2017-2A, Class C, 2.870%, 8/10/2022, 144A	325,014
1,755,104	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213%, 12/16/2041, 144A(c)	1,777,340
2,594,951	Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, 4.125%, 6/15/2043, 144A	2,598,393
1,051,000	CCG Receivables Trust, Series 2018-1, Class B, 3.090%, 6/16/2025, 144A	1,053,527
1,807,436	Chesapeake Funding II LLC, Series 2017-4A, Class A1, 2.120%, 11/15/2029, 144A	1,789,791
4,000,000	Chesapeake Funding II LLC, Series 2018-1A, Class B, 3.450%, 4/15/2030, 144A	4,047,350
3,081,129	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A(a)	3,129,317
1,607,000	GreatAmerica Leasing Receivables Funding LLC, Series 2017-1, Class A4, 2.360%, 1/20/2023, 144A	1,596,617
3,854,423	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038, 144A	3,927,803

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Other – continued
$2,495,782	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A	$2,480,966
2,375,000	Lendmark Funding Trust, Series 2017-1A, Class A, 2.830%, 12/22/2025, 144A	2,354,589
1,340,000	Lendmark Funding Trust, Series 2017-2A, Class A, 2.800%, 5/20/2026, 144A	1,331,389
1,315,243	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A	1,327,187
3,135,000	Mariner Finance Issuance Trust, Series 2017-BA, Class A, 2.920%, 12/20/2029, 144A	3,120,648
896,868	Marlette Funding Trust, Series 2018-2A, Class A, 3.060%, 7/17/2028, 144A	896,524
719,785	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(c)	735,204
9,265,000	OneMain Financial Issuance Trust, Series 2015-3A, Class A, 3.630%, 11/20/2028, 144A(a)	9,299,281
4,160,000	OneMain Financial Issuance Trust, Series 2016-2A, Class B, 5.940%, 3/20/2028, 144A(a)	4,194,208
1,620,000	OneMain Financial Issuance Trust, Series 2019-1A, Class B, 3.790%, 2/14/2031, 144A	1,635,644
3,768,906	Orange Lake Timeshare Trust, Series 2018-A, Class A, 3.100%, 11/08/2030, 144A(a)	3,779,575
4,798,694	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	4,813,822
3,955,000	SCF Equipment Trust LLC, Series 2018-1A, Class B, 3.970%, 12/20/2025, 144A	4,036,855
1,583,555	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A(a)	1,598,018
1,282,445	Sierra Timeshare Receivables Fund, Series 2018-2A, Class A, 3.500%, 6/20/2035, 144A	1,297,746
260,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28-day ARS, 5.130%, 9/15/2032(b)(e)	259,844
225,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28-day ARS, 5.130%, 9/15/2032(b)(e)	224,865
980,000	SoFi Consumer Loan Program Trust, Series 2018-1A, Class A2, 3.140%, 2/25/2027, 144A	981,724
3,985,000	SoFi Consumer Loan Program Trust, Series 2018-3, Class A2, 3.670%, 8/25/2027, 144A	4,021,291
1,316,834	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050%, 4/25/2029, 144A	1,315,138
993,235	Sprite Ltd., Series 2017-1, Class A, 4.250%, 12/15/2037, 144A	997,348

	ABS Other – continued
2,602,829	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.540%, 2/25/2044, 144A	2,662,424
1,074,292	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	1,073,186
438,319	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	437,773
2,759,667	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A(a)	2,743,084
1,268,036	Thunderbolt II Aircraft Lease Ltd., Series 2018-A, Class A, 4.147%, 9/15/2038, 144A(c)	1,287,427
169,012	Verizon Owner Trust, Series 2016-1A, Class A, 1.420%, 1/20/2021, 144A	168,602
4,948,357	Wave LLC, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A	4,939,443
930,000	Wheels SPV 2 LLC, Series 2018-1A, Class A4, 3.410%, 4/20/2027, 144A	944,668

		92,481,502

	ABS Student Loan – 3.9%
951,175	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650%, 1/25/2041, 144A	941,586
2,960,000	Navient Student Loan Trust, Series 2018-2A, Class A3, 1-month LIBOR + 0.750%, 3.236%, 3/25/2067, 144A(a)(b)	2,945,255
2,340,000	Navient Student Loan Trust, Series 2018-4A, Class A2, 1-month LIBOR + 0.680%, 3.166%, 6/27/2067, 144A(a)(b)	2,328,370
4,630,000	Navient Student Loan Trust, Series 2018-CA, Class B, 4.220%, 6/16/2042, 144A	4,824,591
3,400,000	Nelnet Student Loan Trust, Series 2018-1A, Class A2, 1-month LIBOR + 0.760%, 3.246%, 5/25/2066, 144A(a)(b)	3,367,514
342,859	Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A2, 3-month LIBOR + 0.950%, 3.747%, 7/01/2024(a)(b)	343,036
1,321,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day ARS, 5.050%, 6/15/2032(b)(e)	1,320,207
213,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28-day ARS, 5.030%, 6/15/2032(b)(e)	212,872
401,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day ARS, 5.080%, 3/15/2033(b)(e)	400,759
6,045,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day ARS, 5.080%, 3/15/2033(b)(e)	6,041,373
2,807,942	SLM Student Loan Trust, Series 2008-2, Class A3, 3-month LIBOR + 0.750%, 3.521%, 4/25/2023(b)	2,779,945

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Student Loan – continued
$2,715,000	SMB Private Education Loan Trust, Series 2018-A, Class A2B, 1-month LIBOR + 0.800%, 3.284%, 2/15/2036, 144A(a)(b)	$2,711,176
2,575,000	SMB Private Education Loan Trust, Series 2018-B, Class A2A, 3.600%, 1/15/2037, 144A(a)	2,622,670
41,570	SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 3.020%, 10/25/2027, 144A	41,579
180,607	SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 1-month LIBOR + 1.250%, 3.736%, 8/25/2032, 144A(b)	181,533
3,192,758	SoFi Professional Loan Program LLC, Series 2015-C, Class B, 3.580%, 8/25/2036, 144A(a)	3,193,048
2,386,337	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A(a)	2,379,943
2,485,000	SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 2.840%, 1/25/2041, 144A(a)	2,469,881
2,815,000	SoFi Professional Loan Program Trust, Series 2018-C, Class A2FX, 3.590%, 1/25/2048, 144A(a)	2,872,416
2,873,050	South Carolina Student Loan Corp., Series 2010-1, Class A2, 3-month LIBOR + 1.000%, 3.771%, 7/25/2025(a)(b)	2,873,050

		44,850,804

	ABS Whole Business – 1.6%
2,781,662	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A	2,903,296
3,301,200	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A	3,363,042
1,560,000	DB Master Finance LLC, Series 2019-1A, Class A23, 4.352%, 5/20/2049, 144A(d)(e)	1,584,680
2,034,625	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2I, 4.116%, 7/25/2048, 144A	2,065,287
967,688	Driven Brands Funding LLC, Series 2018-1A, Class A2, 4.739%, 4/20/2048, 144A	986,315
1,930,413	Five Guys Funding LLC, Series 2017-1A, Class A2, 4.600%, 7/25/2047, 144A	1,997,617
4,009,850	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	4,137,684
600,000	Wingstop Funding LLC, Series 2018-1, Class A2, 4.970%, 12/05/2048, 144A	621,348

		17,659,269

	Agency Commercial Mortgage-Backed Securities – 10.7%
6,000,000	Federal National Mortgage Association, Series 2015-M10, Class A2, 3.092%, 4/25/2027(a)(c)	6,043,674
488,421	Federal National Mortgage Association, Series 2015-M17, Class FA, 1-month LIBOR + 0.930%, 3.411%, 11/25/2022(b)	489,331
6,043,000	Federal National Mortgage Association, Series 2016-M1, Class A2, 2.939%, 1/25/2026(a)(c)	6,092,663
1,320,000	Federal National Mortgage Association, Series 2017-M12, Class A2, 3.081%, 6/25/2027(c)	1,335,196
5,510,000	Federal National Mortgage Association, Series 2018-M4, Class A2, 3.043%, 3/25/2028(a)(c)	5,546,071
9,984,120	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class X1, 1.303%, 12/25/2021(c)(d)(e)(f)	287,285
385,093,837	FHLMC Multifamily Structured Pass Through Certificates, Series K028, Class X1, 0.293%, 2/25/2023(a)(c)(f)	3,599,665
81,441,692	FHLMC Multifamily Structured Pass Through Certificates, Series K031, Class X1, 0.227%, 4/25/2023(a)(c)(d)(e)(f)	672,254
33,142,589	FHLMC Multifamily Structured Pass Through Certificates, Series K036, Class X1, 0.748%, 10/25/2023(c)(f)	943,066
35,458,225	FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class X1, 1.160%, 3/25/2024(c)(f)	1,696,212
38,772,617	FHLMC Multifamily Structured Pass Through Certificates, Series K040, Class X1, 0.728%, 9/25/2024(a)(c)(f)	1,300,135
77,540,798	FHLMC Multifamily Structured Pass Through Certificates, Series K046, Class X1, 0.371%, 3/25/2025(c)(f)	1,517,923
73,357,596	FHLMC Multifamily Structured Pass Through Certificates, Series K047, Class X1, 0.140%, 5/25/2025(c)(d)(e)(f)	624,269
36,886,519	FHLMC Multifamily Structured Pass Through Certificates, Series K049, Class X1, 0.605%, 7/25/2025(c)(f)	1,201,162
21,559,324	FHLMC Multifamily Structured Pass Through Certificates, Series K050, Class X1, 0.329%, 8/25/2025(c)(f)	406,025
42,366,902	FHLMC Multifamily Structured Pass Through Certificates, Series K051, Class X1, 0.547%, 9/25/2025(a)(c)(f)	1,271,321

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$17,319,502	FHLMC Multifamily Structured Pass Through Certificates, Series K052, Class X1, 0.667%, 11/25/2025(c)(f)	$632,818
9,675,997	FHLMC Multifamily Structured Pass Through Certificates, Series K053, Class X1, 0.890%, 12/25/2025(c)(d)(e)(f)	484,971
16,945,379	FHLMC Multifamily Structured Pass Through Certificates, Series K054, Class X1, 1.176%, 1/25/2026(c)(f)	1,141,371
7,635,326	FHLMC Multifamily Structured Pass Through Certificates, Series K055, Class X1, 1.366%, 3/25/2026(c)(f)	611,117
28,528,591	FHLMC Multifamily Structured Pass Through Certificates, Series K057, Class X1, 1.191%, 7/25/2026(c)(f)	2,028,933
8,676,649	FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class X1, 0.929%, 8/25/2026(c)(f)	500,277
25,925,140	FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, 0.316%, 9/25/2026(c)(f)	527,395
94,071,624	FHLMC Multifamily Structured Pass Through Certificates, Series K060, Class X1, 0.077%, 10/25/2026(c)(f)	639,207
15,518,126	FHLMC Multifamily Structured Pass Through Certificates, Series K152, Class X1, 0.953%, 1/25/2031(c)(f)	1,274,203
3,150,493	FHLMC Multifamily Structured Pass Through Certificates, Series KS01, Class X1, 1.305%, 1/25/2023(c)(f)	102,848
51,312,374	FHLMC Multifamily Structured Pass Through Certificates, Series KS03, Class X, 0.297%, 8/25/2025(c)(d)(e)(f)	551,019
35,185,044	FHLMC Multifamily Structured Pass Through Certificates, Series KW02, Class X1, 0.315%, 12/25/2026(c)(f)	576,503
2,939,401	FNMA, 3.000%, 1/01/2028(a)	2,969,101
6,954,848	FNMA, 3.120%, 8/01/2027(a)	7,084,546
4,210,000	FNMA, 3.225%, 12/01/2029(a)	4,276,523
1,907,650	FNMA, 3.340%, 3/01/2029	1,965,659
3,000,000	FNMA, 3.410%, 4/01/2028(a)	3,098,288
2,368,380	FNMA, 3.430%, 5/01/2033(a)	2,435,625
6,297,779	FNMA, 3.880%, 6/01/2033(a)	6,719,227
4,708,255	Government National Mortgage Association, Series 2006-46, Class IO, 0.484%, 4/16/2046(c)(d)(e)(f)	54,065
2,345,360	Government National Mortgage Association, Series 2006-51, Class IO, 0.939%, 8/16/2046(a)(c)(d)(e)(f)	67,815
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(a)(c)	4,558,296
1,456,492	Government National Mortgage Association, Series 2008-80, Class E, 5.674%, 8/16/2042(a)(c)	1,528,198

	Agency Commercial Mortgage-Backed Securities – continued
7,036,017	Government National Mortgage Association, Series 2009-114, Class IO, 0.001%, 10/16/2049(c)(d)(e)(f)	12,452
9,112,264	Government National Mortgage Association, Series 2010-124, Class X, 0.085%, 12/16/2052(a)(c)(d)(e)(f)	31,684
373,530	Government National Mortgage Association, Series 2010-49, Class IA, 1.507%, 10/16/2052(c)(d)(e)(f)	17,833
3,796,458	Government National Mortgage Association, Series 2011-119, Class IO, 0.294%, 8/16/2051(c)(d)(e)(f)	42,398
26,177,017	Government National Mortgage Association, Series 2011-121, Class IO, 0.515%, 6/16/2043(a)(c)(d)(e)(f)	274,388
2,439,150	Government National Mortgage Association, Series 2011-121, Class ZA, 6.500%, 8/16/2051(a)	3,161,418
15,607,704	Government National Mortgage Association, Series 2011-161, Class IO, 0.386%, 4/16/2045(c)(f)	201,377
7,434,168	Government National Mortgage Association, Series 2011-38, Class IO, 0.091%, 4/16/2053(a)(c)(d)(e)(f)	127,289
1,457,645	Government National Mortgage Association, Series 2011-53, Class IO, 0.736%, 5/16/2051(a)(c)(d)(e)(f)	38,816
9,125,485	Government National Mortgage Association, Series 2012-100, Class IC, 1.399%, 9/16/2050(c)(d)(e)(f)	388,802
6,938,127	Government National Mortgage Association, Series 2012-111, Class IC, 1.299%, 9/16/2050(c)(d)(e)(f)	275,687
58,345,314	Government National Mortgage Association, Series 2012-142, Class IO, 0.980%, 4/16/2054(a)(c)(f)	2,389,386
13,487,346	Government National Mortgage Association, Series 2012-23, Class IO, 0.573%, 6/16/2053(a)(c)(d)(e)(f)	316,678
24,531,169	Government National Mortgage Association, Series 2012-55, Class IO, 0.441%, 4/16/2052(a)(c)(d)(e)(f)	320,156
16,868,990	Government National Mortgage Association, Series 2012-70, Class IO, 0.453%, 8/16/2052(a)(c)(d)(e)(f)	272,781
15,211,091	Government National Mortgage Association, Series 2012-79, Class IO, 0.674%, 3/16/2053(c)(d)(e)(f)	495,520
58,695,473	Government National Mortgage Association, Series 2012-85, Class IO, 0.786%, 9/16/2052(a)(c)(f)	2,272,436
5,033,988	Government National Mortgage Association, Series 2013-175, Class IO, 0.687%, 5/16/2055(c)(d)(e)(f)	159,798

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$11,214,657	Government National Mortgage Association, Series 2014-101, Class IO, 0.810%, 4/16/2056(c)(f)	$552,128
36,167,138	Government National Mortgage Association, Series 2014-130, Class IB, 0.875%, 8/16/2054(a)(c)(f)	1,550,637
32,482,190	Government National Mortgage Association, Series 2014-24, Class IX, 0.691%, 1/16/2054(a)(c)(f)	964,650
22,941,967	Government National Mortgage Association, Series 2014-70, Class IO, 0.841%, 3/16/2049(a)(c)(f)	914,143
16,948,256	Government National Mortgage Association, Series 2014-86, Class IO, 0.753%, 4/16/2056(c)(f)	713,201
39,175,075	Government National Mortgage Association, Series 2015-120, Class IO, 0.857%, 3/16/2057(a)(c)(f)	2,202,971
67,268,571	Government National Mortgage Association, Series 2015-146, Class IB, 0.845%, 7/16/2055(a)(c)(f)	3,389,354
15,863,916	Government National Mortgage Association, Series 2015-171, Class IO, 0.870%, 11/16/2055(c)(f)	938,254
25,977,824	Government National Mortgage Association, Series 2015-189, Class IG, 0.927%, 1/16/2057(a)(c)(f)	1,627,630
15,354,680	Government National Mortgage Association, Series 2015-21, Class IO, 0.990%, 7/16/2056(c)(f)	831,425
34,417,366	Government National Mortgage Association, Series 2015-32, Class IO, 0.840%, 9/16/2049(a)(c)(f)	1,862,799
11,826,100	Government National Mortgage Association, Series 2015-68, Class IO, 0.762%, 7/16/2057(c)(f)	607,743
42,265,051	Government National Mortgage Association, Series 2015-70, Class IO, 1.032%, 12/16/2049(a)(c)(f)	2,634,043
31,602,279	Government National Mortgage Association, Series 2015-73, Class IO, 0.795%, 11/16/2055(a)(c)(f)	1,653,008
27,274,011	Government National Mortgage Association, Series 2016-143, 0.961%, 10/16/2056(a)(f)	2,181,013
52,027,414	Government National Mortgage Association, Series 2016-6, Class IO, 0.720%, 2/16/2051(a)(c)(f)	2,350,115
49,087,987	Government National Mortgage Association, Series 2017-168, Class I0, 0.657%, 12/16/2059(a)(c)(f)	3,080,585
27,728,852	Government National Mortgage Association, Series 2018-2, Class IO, 0.783%, 12/16/2059(c)(f)	1,919,871
80,748,396	Government National Mortgage Association, Series 2018-82, Class IO, 0.510%, 5/16/2058(c)(f)	4,021,424

		121,648,150

	Collateralized Mortgage Obligations – 29.7%
3,952,880	Federal Agricultural Mortgage Corp., Series 2017-1, Class A2, 3.730%, 3/25/2047, 144A(a)(c)(e)	3,976,350
71,833	Federal Home Loan Mortgage Corp., REMIC, Series 1673, Class SE, 8.390%, 2/15/2024(c)(d)(e)	77,352
64,083	Federal Home Loan Mortgage Corp., REMIC, Series 2060, Class ZA, 6.000%, 4/15/2028(a)(d)(e)	68,757
662,555	Federal Home Loan Mortgage Corp., REMIC, Series 2626, Class SQ, 8.791%, 6/15/2023(c)(d)(e)	701,282
465,775	Federal Home Loan Mortgage Corp., REMIC, Series 2646, Class MH, 5.000%, 7/15/2033(d)(e)	483,653
154,468	Federal Home Loan Mortgage Corp., REMIC, Series 2649, Class IM, 7.000%, 7/15/2033(a)(d)(e)(f)	37,018
140,846	Federal Home Loan Mortgage Corp., REMIC, Series 2725, Class SC, 5.341%, 11/15/2033(c)(d)(e)	144,844
718,255	Federal Home Loan Mortgage Corp., REMIC, Series 2882, Class TF, 1-month LIBOR + 0.250%, 2.734%, 10/15/2034(a)(b)(d)(e)	714,926
5,667,886	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035(a)	6,283,840
2,258,253	Federal Home Loan Mortgage Corp., REMIC, Series 3013, Class AS, 11.732%, 5/15/2035(a)(c)	2,717,087
6,068,807	Federal Home Loan Mortgage Corp., REMIC, Series 3149, Class LS, 4.716%, 5/15/2036(a)(c)(f)	1,170,343
1,790,217	Federal Home Loan Mortgage Corp., REMIC, Series 3416, Class BI, 3.766%, 2/15/2038(c)(d)(e)(f)	276,942
1,155,176	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class VS, 10.717%, 2/15/2038(a)(c)	1,411,389
1,087,304	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class WS, 10.289%, 2/15/2038(a)(c)	1,316,045
1,133,825	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 2.808%, 6/15/2048(a)(c)(f)	1,033,707
337,945	Federal Home Loan Mortgage Corp., REMIC, Series 3605, Class NC, 5.500%, 6/15/2037(d)(e)	370,910
1,260,955	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.032%, 12/15/2036(a)(c)(f)	1,313,340
202,779	Federal Home Loan Mortgage Corp., REMIC, Series 3752, Class KF, 1-month LIBOR + 0.500%, 2.984%, 12/15/2037(b)(d)(e)	201,924
1,937,290	Federal Home Loan Mortgage Corp., REMIC, Series 3785, Class LS, 4.933%, 1/15/2041(a)(c)	2,133,168
360,817	Federal Home Loan Mortgage Corp., REMIC, Series 3808, Class SH, 4.222%, 2/15/2041(c)	381,804

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$895,588	Federal Home Loan Mortgage Corp., REMIC, Series 3828, Class EF, 1-month LIBOR + 0.400%, 2.884%, 5/15/2037(a)(b)(d)(e)	$892,945
4,639,000	Federal Home Loan Mortgage Corp., REMIC, Series 3848, Class WX, 5.000%, 4/15/2041(a)	5,245,469
1,800,000	Federal Home Loan Mortgage Corp., REMIC, Series 4041, Class ES, 11.581%, 8/15/2040(a)(c)	2,830,902
2,915,538	Federal Home Loan Mortgage Corp., REMIC, Series 4097, 3.666%, 8/15/2032(c)(d)(e)(f)	316,608
1,820,000	Federal Home Loan Mortgage Corp., REMIC, Series 4204, Class QP, 3.000%, 5/15/2043(a)	1,774,730
1,197,012	Federal Home Loan Mortgage Corp., REMIC, Series 4238, Class FD, 1-month LIBOR + 0.300%, 2.784%, 2/15/2042(a)(b)	1,197,168
9,490,962	Federal Home Loan Mortgage Corp., REMIC, Series 4321, Class BS, 1.341%, 6/15/2039(c)(d)(e)(f)	442,197
800,000	Federal Home Loan Mortgage Corp., REMIC, Series 4395, Class PE, 2.500%, 4/15/2037	738,551
357,917	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class NT, 6.500%, 8/15/2043(c)(d)(e)	377,858
425,382	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class TN, 5.000%, 8/15/2043(c)(d)(e)	444,664
1,399,000	Federal Home Loan Mortgage Corp., REMIC, Series 4480, Class NB, 3.500%, 6/15/2045	1,404,941
471,674	Federal Home Loan Mortgage Corp., Series 224, Class IO, 6.000%, 3/01/2033(a)(d)(e)(f)	77,438
6,358,142	Federal Home Loan Mortgage Corp., Series 277, Class 30, 3.000%, 9/15/2042(a)	6,394,867
4,841,814	Federal Home Loan Mortgage Corp., Series 353, Class 300, 3.000%, 12/15/2046(a)	4,834,028
233,160	Federal Home Loan Mortgage Corp., Series 3792, Class DF, 1-month LIBOR + 0.400%, 2.884%, 11/15/2040(b)	233,057
2,170,761	Federal Home Loan Mortgage Corp., Series 4268, Class DL, 2.500%, 11/15/2028(a)	2,137,802
1,655,138	Federal Home Loan Mortgage Corp., Series 4290, Class QB, 2.500%, 1/15/2029	1,608,213
158,140	Federal National Mortgage Association, REMIC, Series 1996-45, Class SC, 4.765%, 1/25/2024(c)(d)(e)(f)	12,080
1,198,449	Federal National Mortgage Association, REMIC, Series 2005-22, Class DG, 6.810%, 4/25/2035(a)(c)	1,247,833

	Collateralized Mortgage Obligations – continued
2,867,041	Federal National Mortgage Association, REMIC, Series 2005-45, Class DA, 15.307%, 6/25/2035(a)(c)	4,086,635
1,880,444	Federal National Mortgage Association, REMIC, Series 2005-62, Class GZ, 5.750%, 7/25/2035(a)	2,232,335
2,237,549	Federal National Mortgage Association, REMIC, Series 2006-46, Class SK, 15.087%, 6/25/2036(a)(c)	3,169,546
103,208	Federal National Mortgage Association, REMIC, Series 2006-69, Class KI, 4.815%, 8/25/2036(c)(d)(e)(f)	17,448
593,065	Federal National Mortgage Association, REMIC, Series 2008-15, Class AS, 20.573%, 8/25/2036(c)	927,426
1,453,339	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.438%, 8/25/2038(a)(c)	1,481,989
367,762	Federal National Mortgage Association, REMIC, Series 2008-87, Class LD, 4.343%, 11/25/2038(c)(d)(e)	381,784
970,543	Federal National Mortgage Association, REMIC, Series 2009-11, Class VP, 2.544%, 3/25/2039(a)(c)(d)(e)	942,011
62,205	Federal National Mortgage Association, REMIC, Series 2009-71, Class MB, 4.500%, 9/25/2024(d)(e)	63,245
167,706	Federal National Mortgage Association, REMIC, Series 2010-75, Class MT, 2.780%, 12/25/2039(c)(d)(e)	166,586
2,174,130	Federal National Mortgage Association, REMIC, Series 2010-80, Class PZ, 5.000%, 7/25/2040(a)	2,492,819
2,354,141	Federal National Mortgage Association, REMIC, Series 2010-95, Class FB, 1-month LIBOR + 0.400%, 2.886%, 9/25/2040(a)(b)	2,359,747
458,025	Federal National Mortgage Association, REMIC, Series 2011-100, Class SH, 5.211%, 11/25/2040(c)	530,925
5,692,761	Federal National Mortgage Association, REMIC, Series 2012-112, Class DA, 3.000%, 10/25/2042(a)	5,644,849
1,500,000	Federal National Mortgage Association, REMIC, Series 2013-109, Class US, 6.107%, 7/25/2043(a)(c)	1,733,026
939,818	Federal National Mortgage Association, REMIC, Series 2013-23, Class TS, 2.416%, 3/25/2043(c)	886,032
722,847	Federal National Mortgage Association, REMIC, Series 2013-26, Class SJ, 2.473%, 4/25/2033(c)	654,815
4,028,879	Federal National Mortgage Association, REMIC, Series 2013-34, Class PS, 3.665%, 8/25/2042(a)(c)(d)(e)(f)	503,908
120,760	Federal National Mortgage Association, REMIC, Series 2014-67, Class PT, 6.000%, 10/25/2044(c)(d)(e)	122,040
1,845,566	Federal National Mortgage Association, REMIC, Series 2015-1, Class SN, 6.000%, 7/25/2043(a)(c)	2,054,898

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$687,206	Federal National Mortgage Association, REMIC, Series 2015-55, Class KT, 5.500%, 5/25/2041(c)	$756,464
2,827,399	Federal National Mortgage Association, REMIC, Series 2016-26, Class KL, 4.500%, 11/25/2042(a)(c)	2,854,316
21,134,602	Federal National Mortgage Association, REMIC, Series 2016-32, Class SA, 3.615%, 10/25/2034(a)(c)(f)	2,938,263
25,597,021	Federal National Mortgage Association, REMIC, Series 2016-60, Class ES, 3.615%, 9/25/2046(a)(c)(f)	3,612,838
16,871,176	Federal National Mortgage Association, REMIC, Series 2016-60, Class QS, 3.615%, 9/25/2046(a)(c)(f)	2,470,760
10,718,209	Federal National Mortgage Association, REMIC, Series 2016-82, Class SC, 3.615%, 11/25/2046(c)(f)	1,569,730
9,967,620	Federal National Mortgage Association, REMIC, Series 2016-82, Class SG, 3.615%, 11/25/2046(c)(f)	1,502,477
12,902,258	Federal National Mortgage Association, REMIC, Series 2016-93, Class SL, 4.160%, 12/25/2046(a)(c)	2,091,367
6,000,000	Federal National Mortgage Association, Series 2010-134, Class DB, 4.500%, 12/25/2040(a)	6,631,697
17,887,558	Federal National Mortgage Association, Series 2016-22, Class ST, IO, 3.615%, 4/25/2046(a)(c)(f)	2,549,862
16,529,726	Federal National Mortgage Association, Series 2017-26, Class SA, 3.660%, 4/25/2047(a)(c)	2,305,373
84,538,193	Federal National Mortgage Association, Series 2017-57, Class SD, IO, 1.465%, 8/25/2047(a)(c)(f)	5,747,135
621,477	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/25/2033(a)(d)(e)(f)	126,968
146,991	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/25/2033(a)(c)(d)(e)(f)	37,236
656,363	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(a)(d)(e)(f)	145,011
125,304	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(d)(e)(f)	26,746
1,378,086	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/25/2035(a)(d)(e)(f)	309,884
566,880	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/25/2035(a)(d)(e)(f)	129,865
301,752	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/25/2036(a)(d)(e)(f)	57,282

	Collateralized Mortgage Obligations – continued
693,097	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/25/2036(a)(d)(e)(f)	157,312
315,984	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/25/2036(a)(d)(e)(f)	75,000
356,353	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/25/2036(a)(d)(e)(f)	78,067
448,522	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/25/2037(a)(d)(e)(f)	97,077
437,300	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(a)(d)(e)	94,249
213,640	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(a)(c)(d)(e)	40,777
274,940	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(a)(d)(e)	57,173
177,557	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(a)(c)(d)(e)	36,159
51,036	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(d)(e)(f)	11,266
1,564,218	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(a)(c)(d)(e)(f)	292,121
549,221	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(a)(d)(e)(f)	123,424
469,646	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(a)(c)(d)(e)(f)	89,081
480,861	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(a)(c)(d)(e)(f)	57,819
252,821	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(a)(d)(e)(f)	49,045
39,335	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(c)(d)(e)(f)	7,552
280,863	Government National Mortgage Association, Series 2009-65, Class NZ, 5.500%, 8/20/2039(d)(e)	325,526
574,427	Government National Mortgage Association, Series 2010-H02, Class FA, 1-month LIBOR + 0.680%, 3.159%, 2/20/2060(b)	576,480
622,872	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 2.839%, 10/20/2060(b)	620,241
1,417,402	Government National Mortgage Association, Series 2010-H22, Class FE, 1-month LIBOR + 0.350%, 2.859%, 5/20/2059(a)(b)	1,414,926

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$2,716,600	Government National Mortgage Association, Series 2011- H20, Class FA, 1-month LIBOR + 0.550%, 3.059%, 9/20/2061(a)(b)	$2,720,499
1,154,702	Government National Mortgage Association, Series 2011-H01, Class AF, 1-month LIBOR + 0.450%, 2.959%, 11/20/2060(b)	1,153,438
445,181	Government National Mortgage Association, Series 2011-H21, Class FT, 1-year CMT + 0.700%, 3.290%, 10/20/2061(b)	449,187
6,542,504	Government National Mortgage Association, Series 2012-H08, Class FA, 1-month LIBOR + 0.600%, 3.107%, 1/20/2062(a)(b)	6,558,809
967,878	Government National Mortgage Association, Series 2012-H11, Class BA, 2.000%, 5/20/2062(a)	962,344
964,759	Government National Mortgage Association, Series 2012-H11, Class GA, 1-month LIBOR + 0.580%, 3.089%, 5/20/2062(b)	966,502
422,735	Government National Mortgage Association, Series 2012-H16, Class HA, 2.000%, 7/20/2062	417,814
1,964,714	Government National Mortgage Association, Series 2012-H20, Class BA, 1-month LIBOR + 0.560%, 3.069%, 9/20/2062(a)(b)	1,967,387
1,406,637	Government National Mortgage Association, Series 2012-H22, Class HD, 5.263%, 1/20/2061(c)	1,450,645
178,286	Government National Mortgage Association, Series 2012-H24, Class FD, 1-month LIBOR + 0.590%, 3.099%, 9/20/2062(a)(b)(d)(e)	177,392
165,431	Government National Mortgage Association, Series 2012-H24, Class FE, 1-month LIBOR + 0.600%, 3.109%, 10/20/2062(b)	165,545
8,480,233	Government National Mortgage Association, Series 2012-H24, Class HI, 1.133%, 10/20/2062(c)(d)(e)(f)	276,787
3,694,969	Government National Mortgage Association, Series 2012-H26, Class BA, 1-month LIBOR + 0.350%, 2.859%, 10/20/2062(a)(b)	3,682,847
1,575,457	Government National Mortgage Association, Series 2012-H27, Class FA, 1-month LIBOR + 0.400%, 2.909%, 10/20/2062(a)(b)	1,571,915
169,126	Government National Mortgage Association, Series 2012-H27, Class FB, 1-month LIBOR + 0.500%, 3.009%, 10/20/2062(a)(b)(d)(e)	168,286

	Collateralized Mortgage Obligations – continued
2,408,626	Government National Mortgage Association, Series 2012-H30, Class GA, 1-month LIBOR + 0.350%, 2.859%, 12/20/2062(a)(b)	2,400,980
23,726,059	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(a)	23,458,939
1,920,367	Government National Mortgage Association, Series 2013-H13, Class SI, 1.327%, 6/20/2063(c)(d)(e)(f)	104,267
1,818,232	Government National Mortgage Association, Series 2013-H14, Class FG, 1-month LIBOR + 0.470%, 2.979%, 5/20/2063(b)	1,817,290
19,283,157	Government National Mortgage Association, Series 2013-H16, Class AI, 1.644%, 7/20/2063(c)(e)(f)	801,456
13,810,357	Government National Mortgage Association, Series 2013-H18, Class EI, 1.788%, 7/20/2063(c)(d)(e)(f)	739,259
2,157,050	Government National Mortgage Association, Series 2013-H18, Class JI, 1.394%, 8/20/2063(c)(d)(e)(f)	81,081
597,415	Government National Mortgage Association, Series 2013-H20, Class FA, 1-month LIBOR + 0.600%, 3.107%, 8/20/2063(b)	598,838
1,416,067	Government National Mortgage Association, Series 2013-H21, Class FB, 1-month LIBOR + 0.700%, 3.209%, 9/20/2063(b)	1,423,041
2,631,619	Government National Mortgage Association, Series 2013-H22, Class FB, 1-month LIBOR + 0.700%, 3.209%, 8/20/2063(a)(b)	2,643,340
247,394	Government National Mortgage Association, Series 2013-H22, Class FT, 1-year CMT + 0.650%, 3.240%, 4/20/2063(b)	249,207
11,713,764	Government National Mortgage Association, Series 2014-H03, Class FS, 1-month LIBOR + 0.650%, 3.159%, 2/20/2064(a)(b)	11,778,918
3,922,224	Government National Mortgage Association, Series 2014-H05, Class FB, 1-month LIBOR + 0.600%, 3.109%, 12/20/2063(a)(b)	3,932,839
2,864,036	Government National Mortgage Association, Series 2014-H06, Class FA, 1-month LIBOR + 0.570%, 3.079%, 3/20/2064(a)(b)	2,869,226
8,893,536	Government National Mortgage Association, Series 2014-H12, Class HZ, 4.599%, 6/20/2064(a)(c)	9,446,515
2,854,719	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 3.007%, 7/20/2064(a)(b)	2,865,931

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$2,068,218	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 3.009%, 7/20/2064(a)(b)	$2,068,541
22,370,257	Government National Mortgage Association, Series 2014-H24, Class HI, 0.947%, 9/20/2064(c)(e)	894,810
211,699	Government National Mortgage Association, Series 2015-39, Class SN, 2.223%, 3/20/2045(a)(c)(d)(e)	208,999
13,868,023	Government National Mortgage Association, Series 2015-H01, Class XZ, 4.605%, 10/20/2064(a)(c)	15,005,776
13,239,424	Government National Mortgage Association, Series 2015-H04, Class FL, 1-month LIBOR + 0.470%, 2.979%, 2/20/2065(a)(b)	13,228,543
1,027,649	Government National Mortgage Association, Series 2015-H04, Class HA, 3.500%, 11/20/2064(c)	1,043,308
69,803	Government National Mortgage Association, Series 2015-H05, Class FA, 1-month LIBOR + 0.300%, 2.809%, 4/20/2061(a)(b)(d)(e)	69,269
3,826,349	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065(a)	3,699,918
3,194,504	Government National Mortgage Association, Series 2015-H12, Class FL, 1-month LIBOR + 0.230%, 2.739%, 5/20/2065(a)(b)	3,175,100
719,636	Government National Mortgage Association, Series 2015-H13, Class FL, 1-month LIBOR + 0.280%, 2.787%, 5/20/2063(a)(b)	718,823
631,169	Government National Mortgage Association, Series 2015-H19, Class FA, 1-month LIBOR + 0.200%, 2.709%, 4/20/2063(a)(b)	630,039
7,086,836	Government National Mortgage Association, Series 2015-H26, Class FC, 1-month LIBOR + 0.600%, 3.107%, 8/20/2065(a)(b)	7,098,661
827,778	Government National Mortgage Association, Series 2015-H28, Class JZ, 5.221%, 3/20/2065(c)	860,789
251,513	Government National Mortgage Association, Series 2015-H29, Class FA, 1-month LIBOR + 0.700%, 3.207%, 10/20/2065(a)(b)(d)(e)	250,566
116,496	Government National Mortgage Association, Series 2015-H29, Class HZ, 4.586%, 9/20/2065(c)(d)(e)	127,652
132,330	Government National Mortgage Association, Series 2015-H30, Class FA, 1-month LIBOR + 0.680%, 3.189%, 8/20/2061(b)(d)(e)	131,828

	Collateralized Mortgage Obligations – continued
1,770,000	Government National Mortgage Association, Series 2016-17, Class GT, 5.000%, 8/20/2045(c)	1,869,317
1,245,856	Government National Mortgage Association, Series 2016-23, Class PA, 5.675%, 7/20/2037(a)(c)	1,376,132
17,899,938	Government National Mortgage Association, Series 2016-H01, Class AI, 1.761%, 1/20/2066(a)(c)(e)	1,401,229
3,858,145	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 3.427%, 2/20/2066(a)(b)	3,899,752
24,788,148	Government National Mortgage Association, Series 2016-H09, Class JI, 1.561%, 4/20/2066(a)(c)(e)(f)	2,137,978
3,523,466	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 3.109%, 4/20/2066(a)(b)	3,528,749
2,048,427	Government National Mortgage Association, Series 2016-H13, Class FT, 1-month LIBOR + 0.580%, 3.089%, 5/20/2066(a)(b)	2,050,958
566,116	Government National Mortgage Association, Series 2016-H14, Class JZ, 4.433%, 8/20/2063(c)(d)(e)	576,921
559,071	Government National Mortgage Association, Series 2016-H19, Class CZ, 4.430%, 8/20/2066(c)(d)(e)	595,256
568,729	Government National Mortgage Association, Series 2016-H19, Class EZ, 5.348%, 6/20/2061(c)(d)(e)	601,425
1,684,712	Government National Mortgage Association, Series 2016-H19, Class FC, 1-month LIBOR + 0.400%, 2.909%, 8/20/2066(a)(b)	1,684,492
421,529	Government National Mortgage Association, Series 2016-H19, Class FE, 1-month LIBOR + 0.370%, 2.879%, 6/20/2061(a)(b)	421,358
1,474,226	Government National Mortgage Association, Series 2016-H19, Class FJ, 1-month LIBOR + 0.400%, 2.909%, 9/20/2063(a)(b)	1,473,407
10,007,997	Government National Mortgage Association, Series 2016-H20, Class FG, 1-month LIBOR + 0.700%, 3.209%, 8/20/2066(a)(b)	10,045,508
3,737,614	Government National Mortgage Association, Series 2017-H14, Class FK, 1-year CMT + 0.200%, 2.790%, 5/20/2067(a)(b)	3,735,127
4,067,370	Government National Mortgage Association, Series 2017-H17, Class FG, 1-month LIBOR + 0.500%, 3.009%, 8/20/2067(a)(b)	4,068,082

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$2,920,991	Government National Mortgage Association, Series 2017-H24, Class FJ, 1-month LIBOR + 0.250%, 2.759%, 10/20/2067(a)(b)	$2,916,425
3,658,439	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 2.709%, 10/20/2064(a)(b)	3,651,885
4,547,917	Government National Mortgage Association, Series 2018-H04, Class FM, 1-month LIBOR + 0.300%, 2.809%, 3/20/2068(a)(b)	4,520,829
2,299,632	Government National Mortgage Association, Series 2018-H10, Class FJ, 1-month LIBOR + 0.250%, 2.759%, 6/20/2068(a)(b)	2,295,473
4,831,858	Government National Mortgage Association, Series 2018-H11, Class FJ, 12-month LIBOR + 0.080%, 2.860%, 6/20/2068(a)(b)	4,768,374
4,497,000	Government National Mortgage Association, Series 2018-H14, Class FG, 1-month LIBOR + 0.350%, 2.859%, 9/20/2068(a)(b)	4,490,725
9,290,362	Government National Mortgage Association, Series 2019-H01, Class FT, 1-month LIBOR + 0.400%, 2.907%, 10/20/2068(a)(b)	9,274,825
1,777,345	Government National Mortgage Association, Series 2019-H02, Class BZ, 4.290%, 1/20/2069(c)(e)	1,949,248

		337,991,286

	Hybrid ARMs – 0.7%
1,319,851	FHLMC, 1-year CMT + 2.217%, 4.453%, 6/01/2035(a)(b)	1,383,764
113,546	FHLMC, 1-year CMT + 2.267%, 4.481%, 1/01/2036(a)(b)	118,679
73,927	FHLMC, 1-year CMT + 2.252%, 4.542%, 1/01/2035(a)(b)	77,689
629,897	FHLMC, 12-month LIBOR + 2.190%, 5.315%, 2/01/2037(a)(b)	668,871
1,852,958	FNMA, 12-month LIBOR + 1.741%, 4.267%, 9/01/2037(a)(b)	1,942,114
215,528	FNMA, 1-year CMT + 2.045%, 4.295%, 10/01/2035(a)(b)	218,428
202,160	FNMA, 6-month LIBOR + 1.543%, 4.418%, 2/01/2037(a)(b)	208,794
781,374	FNMA, 12-month LIBOR + 1.673%, 4.490%, 8/01/2038(a)(b)	816,379
618,736	FNMA, 1-year CMT + 2.138%, 4.619%, 9/01/2034(a)(b)	649,164
242,250	FNMA, 12-month LIBOR + 1.853%, 4.621%, 9/01/2036(a)(b)	255,334
1,385,859	FNMA, 1-year CMT + 2.215%, 4.683%, 6/01/2034(a)(b)	1,457,460

		7,796,676

	Mortgage Related – 47.0%
3,323,940	FHLMC, 3.500%, with various maturities from 2042 to 2046(a)(g)	3,391,341
564,750	FHLMC, 4.000%, 9/01/2045	583,401
44,995	FHLMC, 5.000%, 9/01/2035	48,467
6,324,410	FNMA, 2.500%, with various maturities from 2046 to 2057(a)(g)	6,137,187
17,060,233	FNMA, 3.000%, 2/01/2057(a)	16,855,023
2,120,922	FNMA, 3.500%, 1/01/2058(a)	2,145,822
6,641,484	FNMA, 4.000%, with various maturities from 2041 to 2052(a)(g)	6,877,117
1,708,681	FNMA, 4.500%, with various maturities from 2045 to 2046(a)(g)	1,799,724
366,811	FNMA, 5.500%, 8/01/2034(a)	406,680
4,152	FNMA, 6.000%, 10/01/2034	4,578
32,995,000	FNMA (TBA), 3.000%, 6/01/2049(h)	32,790,309
97,860,000	FNMA (TBA), 3.500%, 5/01/2049(h)	99,094,658
219,611,239	FNMA (TBA), 4.000%, 5/01/2049(h)	225,686,696
781,072	GNMA, 1-month LIBOR + 0.531%, 3.051%, 8/20/2063(b)	789,725
37,389	GNMA, 3.975%, 10/20/2061(c)	37,636
182,331	GNMA, 3.992%, 8/20/2062(c)	183,201
35,583	GNMA, 4.013%, 10/20/2061(c)	36,190
32,517	GNMA, 4.103%, 11/20/2061(c)	32,707
178,717	GNMA, 4.165%, 10/20/2061(a)(c)	179,208
1,463,007	GNMA, 1-month LIBOR + 1.716%, 4.220%, 2/20/2061(a)(b)	1,524,162
376,023	GNMA, 1-month LIBOR + 1.735%, 4.255%, 7/20/2060(b)	392,696
360,550	GNMA, 4.284%, 1/20/2062(a)(c)	361,997
60,075	GNMA, 4.303%, 2/20/2063(c)	60,797
253,491	GNMA, 1-month LIBOR + 1.785%, 4.305%, 9/20/2060(b)	265,298
628,101	GNMA, 4.309%, 12/20/2061(a)(c)	630,731
5,074	GNMA, 4.310%, 12/20/2060(c)	5,215
77,909	GNMA, 4.331%, 8/20/2061(c)	78,871
794,911	GNMA, 4.335%, 3/20/2063(c)	807,640
447,592	GNMA, 4.358%, 7/20/2062(c)	451,052
14,054	GNMA, 4.379%, 5/20/2062(c)	14,156
1,138,639	GNMA, 4.389%, 7/20/2061(c)	1,172,321
242,471	GNMA, 4.393%, 12/20/2061(c)	243,117
1,348,382	GNMA, 4.400%, 5/20/2063(a)(c)	1,371,499
64,737	GNMA, 4.403%, with various maturities from 2062 to 2067(c)(g)	67,756
2,571,380	GNMA, 4.413%, 2/20/2063(a)(c)	2,602,399
546,877	GNMA, 4.421%, 2/20/2062(a)(c)	548,364
1,492,333	GNMA, 4.440%, 4/20/2063(a)(c)	1,516,746
813,248	GNMA, 4.447%, with various maturities in 2063(c)(g)	825,484
245,780	GNMA, 4.448%, 6/20/2062(c)	246,922
1,177,267	GNMA, 4.451%, 4/20/2066(a)(c)	1,247,628
1,311,374	GNMA, 4.454%, 4/20/2063(a)(c)	1,329,790
33,358	GNMA, 4.455%, 3/20/2063(c)	33,813
45,709	GNMA, 4.462%, 12/20/2062(c)	46,443
21,813	GNMA, 4.463%, 11/20/2062(c)	22,009
37,639	GNMA, 4.470%, 1/20/2067(c)	40,555
357,079	GNMA, 4.472%, 1/20/2064(c)	360,973
19,863	GNMA, 4.474%, 12/20/2063(c)	20,074
20,615	GNMA, 4.481%, 12/20/2062(c)	20,804

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Mortgage Related – continued
$25,818	GNMA, 4.490%, 6/20/2062(c)	$25,953
14,304	GNMA, 4.499%, 5/20/2062(c)	14,429
231,116	GNMA, 4.500%, 9/20/2060(c)	234,194
2,092,515	GNMA, 4.501%, 2/20/2067(a)(c)	2,258,634
322,465	GNMA, 4.503%, 1/20/2063(c)	326,081
6,605	GNMA, 4.518%, 12/20/2063(c)	6,684
2,035,523	GNMA, 1-month LIBOR + 2.003%, 4.522%, 2/20/2063(a)(b)	2,122,007
2,652,209	GNMA, 4.525%, 4/20/2067(a)(c)	2,872,716
674,300	GNMA, 4.527%, 1/20/2063(c)	681,717
3,032,018	GNMA, 4.532%, 12/20/2064(a)(c)	3,207,536
2,443,808	GNMA, 4.534%, 12/20/2066(a)(c)	2,635,288
894,125	GNMA, 4.536%, 3/20/2062(a)(c)	897,113
1,150,128	GNMA, 4.537%, 11/20/2063(c)	1,201,392
3,095,878	GNMA, 4.539%, 3/20/2063(a)(c)	3,134,000
12,162,751	GNMA, 4.549%, 6/20/2067(a)(c)	13,193,541
3,358,183	GNMA, 4.551%, 6/20/2063(a)(c)	3,409,232
946,010	GNMA, 4.556%, 8/20/2063(c)	960,911
4,185,257	GNMA, 4.557%, 6/20/2064(a)(c)	4,445,004
1,494,160	GNMA, 4.559%, with various maturities from 2066 to 2067(c)(g)	1,609,901
1,081,212	GNMA, 4.563%, 2/20/2068(c)	1,152,732
1,316,423	GNMA, 4.564%, 1/20/2067(a)(c)	1,327,359
288,174	GNMA, 4.565%, with various maturities from 2062 to 2065(c)(g)	299,449
1,095,569	GNMA, 4.566%, 2/20/2067(c)	1,184,446
5,663,950	GNMA, 4.568%, 7/20/2065(a)(c)	6,058,431
3,930,200	GNMA, 4.577%, with various maturities from 2063 to 2067(a)(c)(g)	4,257,278
33,119	GNMA, 4.578%, 3/20/2063(c)	33,570
745,773	GNMA, 4.580%, 7/20/2063(a)(c)	753,988
1,448,129	GNMA, 4.582%, 12/20/2063(c)	1,530,297
106,727	GNMA, 4.586%, 4/20/2067(c)	107,639
323,266	GNMA, 4.588%, 6/20/2063(c)	327,938
471,659	GNMA, 4.589%, with various maturities from 2062 to 2063(c)(g)	476,354
23,363	GNMA, 4.592%, 10/20/2062(c)	23,584
761,367	GNMA, 4.593%, 7/20/2067(c)	824,040
2,045,241	GNMA, 4.599%, 5/20/2067(a)(c)	2,228,980
5,630,208	GNMA, 4.600%, with various maturities from 2063 to 2067(a)(c)(g)	6,084,072
186,399	GNMA, 4.602%, 3/20/2062(c)	186,993
1,415,597	GNMA, 4.603%, 5/20/2067(c)	1,507,736
9,441,625	GNMA, 4.604%, 7/20/2067(a)(c)	10,222,246
127,710	GNMA, 4.606%, 10/20/2062(c)	128,917
3,955,090	GNMA, 4.607%, 8/20/2066(a)(c)	4,281,883
1,976,918	GNMA, 4.608%, with various maturities from 2063 to 2067(c)(g)	2,080,398
1,096,610	GNMA, 4.613%, 4/20/2067(c)	1,180,908
179,195	GNMA, 4.617%, 9/20/2062(c)	181,390
436,341	GNMA, 4.618%, 7/20/2062(c)	439,412
5,859,865	GNMA, 4.619%, with various maturities in 2067(a)(c)(g)	6,398,788
1,191,539	GNMA, 4.621%, 12/20/2061(a)(c)	1,208,592
7,544	GNMA, 4.629%, 5/20/2062(c)	7,572
46,497	GNMA, 4.633%, 9/20/2063(c)	48,826
7,025	GNMA, 4.642%, 2/20/2062(c)	7,042
3,130,276	GNMA, 4.650%, with various maturities from 2061 to 2066(a)(c)(g)	3,361,988

	Mortgage Related – continued
47,456	GNMA, 4.651%, 1/20/2064(c)	50,397
9,220,376	GNMA, 4.652%, with various maturities from 2062 to 2067(a)(c)(g)	9,847,741
3,326,934	GNMA, 4.654%, 3/20/2067(a)(c)	3,671,085
7,570	GNMA, 4.663%, 3/20/2062(c)	7,704
40,178	GNMA, 4.664%, 2/20/2067(c)	43,326
1,054,574	GNMA, 4.670%, 10/20/2064(c)	1,120,532
727,669	GNMA, 4.674%, 11/20/2063(c)	767,971
1,456,865	GNMA, 4.688%, 5/20/2064(a)(c)	1,552,532
134,484	GNMA, 4.698%, 4/20/2062(c)	138,622
365,854	GNMA, 4.700%, with various maturities in 2061(a)(c)(g)	372,837
4,205	GNMA, 4.707%, 3/20/2061(c)	4,251
10,468	GNMA, 4.710%, 8/20/2061(c)	10,743
260,000	GNMA, 4.711%, 8/20/2062(c)	261,697
558,451	GNMA, 4.729%, 12/20/2063(c)	585,608
10	GNMA, 4.740%, 10/20/2060(c)	11
50,811	GNMA, 4.783%, 1/20/2062(c)	51,113
5,518	GNMA, 4.810%, with various maturities from 2060 to 2061(c)(g)	6,004
853,379	GNMA, 1-month LIBOR + 2.310%, 4.829%, 6/20/2065(b)	908,415
261,941	GNMA, 4.873%, 1/20/2062(c)	272,356
7,528	GNMA, 5.019%, 3/20/2062(c)	7,601
1,351	GNMA, 5.060%, 6/20/2061(c)	1,492
39,632	GNMA, 5.128%, 6/20/2061(a)(c)	39,991
54,255	GNMA, 5.140%, 5/20/2060(c)	54,841
2,685	GNMA, 5.152%, 9/20/2063(c)	2,717
10,796	GNMA, 5.155%, 2/20/2062(c)	10,893
61,483	GNMA, 5.240%, 5/20/2060(c)	61,988
52,529	GNMA, 5.308%, 7/20/2060(c)	52,837
427	GNMA, 5.340%, 3/20/2064(c)	448
612	GNMA, 5.359%, 6/20/2062(c)	638
1,335	GNMA, 5.360%, 12/20/2061(c)	1,391
845	GNMA, 5.399%, 11/20/2063(c)	873
4,042	GNMA, 5.460%, with various maturities in 2059(c)(g)	4,351
46,829	GNMA, 5.461%, 5/20/2060(c)	47,093
92	GNMA, 5.470%, with various maturities in 2059(c)(g)	99
33,446	GNMA, 5.500%, with various maturities from 2058 to 2060(c)(g)	33,926
57,011	GNMA, 5.575%, 2/20/2060(c)	57,487
6,676	GNMA, 5.585%, 11/20/2059(c)	7,375
18,164	GNMA, 5.622%, 12/20/2059(c)	18,381
439	GNMA, 5.646%, 9/20/2059(c)	476
756	GNMA, 5.658%, 6/20/2061(c)	791
3,780	GNMA, 5.682%, 6/20/2059(c)	4,164

		534,620,961

	Non-Agency Commercial Mortgage-Backed Securities – 8.1%
1,970,000	BANK, Series 2019-BN17, Class A4, 3.714%, 4/15/2052(e)	2,055,495
2,180,000	Benchmark Mortgage Trust, Series 2019-B10, Class A4, 3.717%, 3/15/2062(e)	2,269,274
510,000	Cali Mortgage Trust, Series 2019-101C, Class A, 3.957%, 3/10/2039, 144A	535,830

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$5,595,000	COMM Mortgage Trust, Series 2013-WWP, Class A2, 3.424%, 3/10/2031, 144A	$5,741,279
2,424,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A(a)	2,417,370
2,572,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR13, Class A4, 4.194%, 11/10/2046(a)(c)	2,710,806
412,501	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	411,975
2,670,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047(a)	2,721,611
1,220,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A4, 3.691%, 3/10/2047	1,262,831
1,300,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,360,603
2,520,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS5, Class A4, 3.838%, 9/10/2047(a)	2,628,625
1,200,000	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	1,233,773
2,605,000	Commercial Mortgage Trust, Series 2013-CR6, Class A4, 3.101%, 3/10/2046(a)	2,628,893
3,110,000	Commercial Mortgage Trust, Series 2015-DC1, Class A5, 3.350%, 2/10/2048(a)	3,151,974
2,250,000	Credit Suisse Mortgage Trust, Series 2019-SKLZ, Class B, 1-month LIBOR +1.900%, 4.384%, 1/15/2034, 144A(b)	2,258,918
5,200,000	GS Mortgage Securities Corp. II, Series 2013-KING, Class C, 3.436%, 12/10/2027, 144A(a)(c)	5,188,305
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(a)(c)	5,778,891
3,461,000	GS Mortgage Securities Trust, Series 2013-GC16, Class B, 5.161%, 11/10/2046(a)(c)	3,737,461
2,930,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047(a)	3,066,741
1,416,000	GS Mortgage Securities Trust, Series 2014-GC20, Class A5, 3.998%, 4/10/2047	1,480,374
3,425,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A(a)	3,461,346

	Non-Agency Commercial Mortgage-Backed Securities – continued
1,547,297	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047(a)	1,574,894
2,735,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134%, 12/15/2048(a)	2,765,945
2,876,522	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047(a)	2,910,655
1,000,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.486%, 6/15/2044, 144A(c)	1,008,329
3,135,000	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class A2, 3.705%, 2/05/2035, 144A(a)(c)	3,129,414
3,475,000	RBS Commercial Funding, Inc., Trust, Series 2013-SMV, Class C, 3.584%, 3/11/2031, 144A(c)	3,408,301
1,892,115	Starwood Retail Property Trust, Inc., Series 2014-STAR, Class A, 1-month LIBOR + 1.220%, 3.704%, 11/15/2027, 144A(a)(b)	1,887,487
6,500,000	Starwood Retail Property Trust, Inc., Series 2014-STAR, Class B, 1-month LIBOR + 1.650%, 4.134%, 11/15/2027, 144A(a)(b)	6,347,424
1,350,000	UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.605%, 4/15/2052(e)	1,390,490
4,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class ASB, 3.400%, 6/15/2048(a)	4,076,440
1,465,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A4, 3.723%, 5/15/2047	1,514,725
1,635,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A5, 3.995%, 5/15/2047	1,714,042
4,632,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047(a)	4,724,750

		92,555,271

	Student Loans – 0.3%
3,458,797	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033(a)	3,591,338

	Total Bonds and Notes

	(Identified Cost $1,480,417,424)	1,443,420,339

Collateralized Loan Obligations – 1.7%
2,540,000	Acis CLO Ltd., Series 2014-4A, Class A, 3-month LIBOR + 1.420%, 4.156%, 5/01/2026, 144A(b)	2,552,114
1,427,745	Acis CLO Ltd., Series 2014-3A, Class A1A, 3-month LIBOR + 1.510%, 4.246%, 2/01/2026, 144A(b)	1,428,648
3,917,012	B&M CLO Ltd., Series 2014-1A, Class A1R, 3-month LIBOR + 0.730%, 3.509%, 4/16/2026, 144A(b)	3,902,114

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

Principal Amount	Description	Value (†)

Collateralized Loan Obligations – continued
$3,994,564	Hull Street CDO Ltd., Series 2014-1A, Class AR, 3-month LIBOR + 1.220%, 4.000%, 10/18/2026, 144A(b)	$3,994,585
3,940,000	Magnetite XI Ltd., Series 2014-11A, Class A1R, 3-month LIBOR + 1.120%, 3.900%, 1/18/2027, 144A(b)	3,943,378
3,000,000	Octagon Investment Partners XX Ltd., Series 2014-1A, Class BR, 3-month LIBOR + 1.500%, 4.198%, 8/12/2026, 144A(b)	3,000,090

Total Collateralized Loan Obligations

	(Identified Cost $18,831,191)	18,820,929

Loan Participations – 0.4%

ABS Other – 0.4%
4,873,536	Harbour Aircraft Investments Ltd., Series 2017-1, Class A, 4.000%, 11/15/2037(e) (Identified Cost $4,844,381)	4,902,260

Short-Term Investments – 2.3%
12,160,041	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500% to be repurchased at $12,161,561 on 4/01/2019 collateralized by $12,410,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $12,406,314 including accrued interest (Note 2 of Notes to Financial Statements)	12,160,041
5,010,000	U.S. Treasury Bills, 2.486%-2.497%, 1/02/2020(i)(j)(k)	4,920,601
9,000,000	U.S. Treasury Bills, 2.435%, 1/30/2020(i)	8,823,110

Total Short-Term Investments

	(Identified Cost $25,889,090)	25,903,752

Total Investments – 131.2%

	(Identified Cost $1,529,982,086)	1,493,047,280

	Other assets less liabilities—(31.2)%	(354,935,955)

	Net Assets – 100.0%	$1,138,111,325

(†)	See Note 2 of Notes to Financial Statements.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.

(b)	Variable rate security. Rate as of March 31, 2019 is disclosed.

(c)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2019 is disclosed.

(d)	Fair valued by the Fund’s adviser. At March 31, 2019, the value of these securities amounted to $21,864,982 or 1.9% of net assets. See Note 2 of Notes to Financial Statements.

(e)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

(f)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(h)	When-issued/delayed delivery. See Note 2 of Notes to Financial Statements.

(i)	Interest rate represents discount rate at time of purchase; not a coupon rate.

(j)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(k)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the value of Rule 144A holdings amounted to $337,395,585 or 29.6% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
ARS	Auction Rate Security
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
SLM	Sallie Mae
TBA	To Be Announced

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Securitized Asset Fund – continued

At March 31, 2019, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
30 Year U.S. Treasury Bond	6/19/2019	250	$36,267,410	$37,414,062	$1,146,652

At March 31, 2019, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	6/28/2019	94	$19,953,582	$20,030,812	$(77,230)
5 Year U.S. Treasury Note	6/28/2019	701	80,405,566	81,195,516	(789,950)

Total					$(867,180)

At March 31, 2019, the Fund had the following open centrally cleared interest rate swap agreements:

Notional Value	Currency	Expiration Date	Fund Pays[1]	Fund Receives[1]	Market Value	Unrealized Appreciation (Depreciation)
63,000,000	USD	3/04/2024	2.564%	3-month LIBOR	$(801,023)	$(794,045)

1  Payments are made semiannually.

Industry Summary at March 31, 2019 (Unaudited)

Mortgage Related	47.0%
Collateralized Mortgage Obligations	29.7
ABS Car Loan	11.5
Agency Commercial Mortgage-Backed Securities	10.7
ABS Other	8.5
Non-Agency Commercial Mortgage-Backed Securities	8.1
ABS Home Equity	4.7
ABS Student Loan	3.9
Other Investments, less than 2% each	4.8
Short-Term Investments	2.3

Total Investments	131.2
Other assets less liabilities (including swap agreements and futures contracts)	(31.2)

Net Assets	100.0%

See accompanying notes to financial statements.

|  28

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	High Income Opportunities Fund	Securitized Asset Fund
ASSETS
Investments at cost	$156,421,249	$1,529,982,086
Net unrealized depreciation	(177,499)	(36,934,806)

Investments at value	156,243,750	1,493,047,280
Cash	105,474	1,446
Due from brokers (Note 2)	—	650,000
Receivable for Fund shares sold	145,622	2,073,952
Receivable for securities sold	—	416,000
Receivable for when-issued/delayed delivery securities sold (Note 2)	—	526,569,736
Collateral received for delayed delivery securities (Note 2)	—	3,759,887
Interest receivable	2,094,364	4,319,804
Tax reclaims receivable	—	3,895
Receivable for variation margin on futures contracts (Note 2)	—	85,633
Receivable for variation margin on centrally cleared swap agreements (Note 2)	—	156,551

TOTAL ASSETS	158,589,210	2,031,084,184

LIABILITIES
Payable for securities purchased	1,990,417	7,229,636
Payable for when-issued/delayed delivery securities purchased (Note 2)	—	881,236,293
Payable for Fund shares redeemed	4,144	747,043
Due to brokers (Note 2)	—	3,759,887

TOTAL LIABILITIES	1,994,561	892,972,859

NET ASSETS	$156,594,649	$1,138,111,325

NET ASSETS CONSIST OF:
Paid-in capital	$156,542,005	$1,218,669,032
Accumulated earnings (loss)	52,644	(80,557,707)

NET ASSETS	$156,594,649	$1,138,111,325

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:

Institutional Class:
Net assets	$156,594,649	$1,138,111,325

Shares of beneficial interest	14,933,966	115,861,840

Net asset value, offering and redemption price per share	$10.49	$9.82

See accompanying notes to financial statements.

29  |

Statements of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

	High Income Opportunities Fund	Securitized Asset Fund
INVESTMENT INCOME
Interest	$4,091,873	$22,084,972
Dividends	55,613	—

Investment income	4,147,486	22,084,972

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND SWAP AGREEMENTS
Net realized gain (loss) on:
Investments	(102,348)	11,266,300
Futures contracts	—	(1,758,460)
Net change in unrealized appreciation (depreciation) on:
Investments	(223,249)	21,627,927
Futures contracts	—	558,440
Swap agreements	—	(794,045)

Net realized and unrealized gain (loss) on investments, futures contracts and swap agreements	(325,597)	30,900,162

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,821,889	$52,985,134

See accompanying notes to financial statements.

|  30

Statements of Changes in Net Assets

	High Income Opportunities Fund		Securitized Asset Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
FROM OPERATIONS:
Investment income	$4,147,486	$7,612,305	$22,084,972	$43,239,779
Net realized gain (loss) on investments and futures contracts	(102,348)	2,220,178	9,507,840	(9,451,581)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	(223,249)	(5,399,405)	21,392,322	(29,190,948)

Net increase in net assets resulting from operations	3,821,889	4,433,078	52,985,134	4,597,250

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(5,959,472)	(7,763,560)	(33,413,138)	(62,940,373)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	19,312,104	377,880	(30,914,815)	74,159,634

Net increase (decrease) in net assets	17,174,521	(2,952,602)	(11,342,819)	15,816,511
NET ASSETS
Beginning of the period	139,420,128	142,372,730	1,149,454,144	1,133,637,633

End of the period	$156,594,649	$139,420,128	$1,138,111,325	$1,149,454,144

See accompanying notes to financial statements.

31  |

Financial Highlights

For a share outstanding throughout each period.

	High Income Opportunities Fund – Institutional Class
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$10.69		$10.95	$10.66	$10.11	$10.92	$10.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.30		0.58	0.62	0.60	0.55	0.62
Net realized and unrealized gain (loss)	(0.05)		(0.24)	0.30	0.60	(0.81)	0.43

Total from Investment Operations	0.25		0.34	0.92	1.20	(0.26)	1.05

LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)		(0.60)	(0.63)	(0.62)	(0.55)	(0.66)
Net realized capital gains	(0.14)		—	—	(0.03)	—	—

Total Distributions	(0.45)		(0.60)	(0.63)	(0.65)	(0.55)	(0.66)

Net asset value, end of the period	$10.49		$10.69	$10.95	$10.66	$10.11	$10.92

Total return	2.51	%(b)	3.21%	8.91%	12.55%	(2.61)%	10.01%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$156,595		$139,420	$142,373	$135,706	$120,168	$69,343
Net expenses(c)	—		—	—	—	—	—
Gross expenses(c)	—		—	—	—	—	—
Net investment income	5.87	%(d)	5.45%	5.74%	5.94%	5.12%	5.70%
Portfolio turnover rate	24%		42%	37%	36%	28%	41%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Loomis Sayles has agreed to pay, without reimbursement from the Fund, all expenses associated with the operations of the Fund.
(d)	Computed on an annualized basis for periods less than one year.

	Securitized Asset Fund – Institutional Class
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$9.65		$10.16	$10.57	$10.62	$10.73	$10.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19		0.37	0.39	0.40	0.37	0.41
Net realized and unrealized gain (loss)	0.26		(0.33)	(0.25)	0.04	0.06	0.14

Total from Investment Operations	0.45		0.04	0.14	0.44	0.43	0.55

LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)		(0.55)	(0.55)	(0.49)	(0.54)	(0.55)

Net asset value, end of the period	$9.82		$9.65	$10.16	$10.57	$10.62	$10.73

Total return	4.82	%(b)	0.39%	1.40%	4.27%	4.13%	5.25%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,138,111		$1,149,454	$1,133,638	$1,015,859	$945,208	$824,407
Net expenses(c)	—		—	—	—	—	—
Gross expenses(c)	—		—	—	—	—	—
Net investment income	3.92	%(d)	3.81%	3.78%	3.84%	3.47%	3.80%
Portfolio turnover rate	178%		259%	313%	306%	272%	260%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Loomis Sayles has agreed to pay, without reimbursement from the Fund, all expenses associated with the operations of the Fund.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  32

Notes to Financial Statements

March 31, 2019 (Unaudited)

1.  Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles High Income Opportunities Fund (the “High Income Opportunities Fund”)

Loomis Sayles Securitized Asset Fund (the “Securitized Asset Fund”)

Each Fund is a diversified investment company.

Each Fund offers Institutional Class shares. The Funds’ shares are offered exclusively to investors in “wrap fee” programs approved by Natixis Advisors, L.P. (“Natixis Advisors”) and/or Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and to institutional advisory clients of Natixis Advisors or Loomis Sayles that, in each case, meet the Funds’ policies as established by Loomis Sayles.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Centrally cleared credit default swap agreements are valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Centrally cleared swap agreements are valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

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Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

As of March 31, 2019, securities held by the Funds were fair valued as follows:

Fund	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
High Income Opportunities Fund	$1,054,549	0.7%	$2	Less than 0.1%
Securitized Asset Fund	—	—	21,864,982	1.9%

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts. The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

No forward foreign currency contracts were held by the Funds during the six months ended March 31, 2019.

e.  Futures Contracts. The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded

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as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Swap Agreements. The Funds may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as fees receivable or payable. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

g.  When-Issued and Delayed Delivery Transactions. The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the

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obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

h.  Stripped Securities. Each Fund may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its investments in IOs.

i.  Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2019 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

j.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as premium amortization, contingent payment debt instruments, convertible bonds and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to wash sales, premium amortization, defaulted bonds and/or non-income producing securities, contingent payment debt instruments, convertible bonds and futures contracts mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2018 was as follows:

	2018 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
High Income Opportunities Fund	$7,763,560	$—	$7,763,560
Securitized Asset Fund	62,940,373	—	62,940,373

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Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of September 30, 2018, capital loss carryforwards were as follows:

	High Income Opportunities Fund	Securitized Asset Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$(15,318,278)
Long-term:
No expiration date	—	(33,906,907)

Total capital loss carryforward	$—	$(49,225,185)

As of March 31, 2019, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	High Income Opportunities Fund	Securitized Asset Fund
Federal tax cost	$156,620,146	$1,529,981,988

Gross tax appreciation	$3,767,399	$11,901,430
Gross tax depreciation	(4,143,795)	(49,357,689)

Net tax depreciation	$(376,396)	$(37,456,259)

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales and derivatives mark-to-market.

k.  Loan Participations. Each Fund may invest in loans to corporate, governmental or other borrowers. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and the Fund may have minimal control over the terms of any loan modification. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. Loan agreements and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

l.   Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2019, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

m.  Due to/from Brokers. Transactions and positions in certain futures contracts and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Securitized Asset Fund represents cash pledged as initial margin for futures contracts. The due to brokers balance in the Statements of Assets and Liabilities for Securitized Asset Fund represents cash and securities received as collateral for delayed delivery securities. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

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n.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2019, neither Fund had loaned securities under this agreement.

o.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

p.  New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has evaluated the application of this provision and has determined the impact to be immaterial to the Funds.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

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The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2019, at value:

High Income Opportunities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	$3,332,554	$2	(b)	$3,332,556
All Other Non-Convertible Bonds(a)	—	129,431,990	—		129,431,990

Total Non-Convertible Bonds	—	132,764,544	2		132,764,546

Convertible Bonds(a)	—	13,855,750	—		13,855,750

Total Bonds and Notes	—	146,620,294	2		146,620,296

Senior Loans(a)	—	2,075,898	—		2,075,898
Preferred Stocks
Food & Beverage	—	1,542,462	—		1,542,462
Midstream	—	—	372,744	(c)	372,744

Total Preferred Stocks	—	1,542,462	372,744		1,915,206

Common Stocks(a)	534,887	—	—		534,887
Warrants	22	—	—		22
Short-Term Investments	—	5,097,441	—		5,097,441

Total Investments	$534,909	$155,336,095	$372,746		$156,243,750

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.
(c)	Valued using broker-dealer bid prices.

Securitized Asset Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Home Equity	$—	$53,545,208	$392,294	(b)	$53,937,502
ABS Other	—	91,996,793	484,709	(c)	92,481,502
ABS Student Loan	—	36,875,593	7,975,211	(c)	44,850,804
ABS Whole Business	—	16,074,589	1,584,680	(d)	17,659,269
Agency Commercial Mortgage-Backed Securities	—	116,132,190	5,515,960	(b)	121,648,150
Collateralized Mortgage Obligations	—	312,458,167	25,533,119	(e)	337,991,286
Non-Agency Commercial Mortgage-Backed Securities	—	86,840,012	5,715,259	(c)	92,555,271
All Other Bonds and Notes(a)	—	682,296,555	—		682,296,555

Total Bonds and Notes	—	1,396,219,107	47,201,232		1,443,420,339

Collateralized Loan Obligations	—	18,820,929	—		18,820,929
Loan Participations(a)	—	—	4,902,260	(c)	4,902,260
Short-Term Investments	—	25,903,752	—		25,903,752

Total Investments	—	1,440,943,788	52,103,492		1,493,047,280

Futures Contracts (unrealized appreciation)	1,146,652	—	—		1,146,652

Total	$1,146,652	$1,440,943,788	$52,103,492		$1,494,193,932

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(867,180)	$—	$—	$(867,180)
Centrally Cleared Interest Rate Swap Agreements (unrealized depreciation)	—	(801,023)	—	(801,023)

Total	$(867,180)	$(801,023)	$—	$(1,668,203)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.
(c)	Valued using broker-dealer bid prices.

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Notes to Financial Statements – continued

March 31, 2019 (Unaudited)

(d)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.
(e)	Valued using broker-dealer bid prices ($11,161,071) or fair valued by the Fund’s adviser ($13,632,789) or fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($739,259).

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2018 and/or March 31, 2019:

High Income Opportunities Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2019
Bonds and Notes
Non-Convertible Bonds
Airlines	$311,867	$—	$(4,457)	$4,363	$—	$(311,773)	$—	$—	$—	$—
Home Construction	2	—	—	—	—	—	—	—	2	—
Preferred Stocks
Midstream	—	—	—	(92,575)	—	—	465,319	—	372,744	(92,575)

Total	$311,869	$—	$(4,457)	$(88,212)	$—	$(311,773)	$465,319	$—	$372,746	$(92,575)

Preferred stocks valued at $465,319 were transferred from Level 2 to Level 3 during the period ended March 31, 2019. At September 30, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2019, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

All transfers are recognized as of the beginning of the reporting period.

Securitized Asset Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2019
Bonds and Notes
ABS Car Loan	$1,999,740	$—	$—	$—	$—	$—	$—	$(1,999,740)	$—	$—
ABS Home Equity	179,995	—	(3,512)	(830)	—	(72,183)	288,824	—	392,294	(3,143)
ABS Other	—	—	140	1,073	533,496	(50,000)	—	—	484,709	1,073
ABS Student Loan	8,002,399	—	1,037	(2,274)	914,049	(940,000)	—	—	7,975,211	(1,965)
ABS Whole Business	—	—	—	24,680	1,560,000	—	—	—	1,584,680	24,680
Agency Commercial Mortgage-Backed Securities	249,179	—	(664,751)	(179,211)	—	—	6,110,743	—	5,515,960	(179,211)
Collateralized Mortgage Obligations	12,852,557	—	(999,372)	320,120	1,913,564	(3,141,574)	19,234,276	(4,646,452)	25,533,119	317,547
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	50,511	5,664,748	—	—	—	5,715,259	50,511
Loan Participations
ABS Other	5,055,075	799	1,323	63,281	—	(218,218)	—	—	4,902,260	63,831

Total	$28,338,945	$799	$(1,665,135)	$277,350	$10,585,857	$(4,421,975)	$25,633,843	$(6,646,192)	$52,103,492	$273,323

Debt securities valued at $6,646,192 were transferred from Level 3 to Level 2 during the period ended March 31, 2019. At September 30, 2018, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At March 31, 2019, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

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Notes to Financial Statements – continued

March 31, 2019 (Unaudited)

Debt securities valued at $25,633,843 were transferred from Level 2 to Level 3 during the period ended March 31, 2019. At September 30, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2019 these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security securities.

All transfers are recognized as of the beginning of the reporting period.

The significant unobservable inputs used for those securities fair valued by the adviser and categorized in Level 3 as of March 31, 2019, were as follows:

Description	Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
Bonds and Notes
ABS Home Equity	Market Discount	Discount Rate[1]	1.00% - 4.00%	$392,294
Agency Commercial Mortgage-Backed Securities	Market Discount	Discount Rate[1]	1.00% - 2.00%	5,515,960
Collateralized Mortgage Obligations	Market Discount	Discount Rate[1]	0.50% - 2.00%	13,632,789

Total				$19,541,043

1 “Odd lot” securities (those with current principal below the normal trading size) are valued using a discount to the “round lot” price for the same security. The significant unobservable input used in the fair value measurement is the discount rate. Discount rates are set at a specific fixed rate depending on the size of the odd lot. The Unobservable Input Value(s) noted above reflect a range due to the fact that there are multiple odd lot securities within each asset type that have had different discount rates applied. A significant change in the discount rate could have a material effect on the fair value measurement. There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would result in a lower fair value measurement, and vice versa.

4.  Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Securitized Asset Fund used during the period include futures contracts and swap agreements.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts and interest rate swaps to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended March 31, 2019, Securitized Asset Fund used futures contracts to hedge against changes in interest rates and to manage duration.

During the six months ended March 31, 2019, Securitized Asset Fund used interest rate swaps to gain investment exposure.

The following is a summary of derivative instruments for Securitized Asset Fund as of March 31, 2019, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives

Interest rate contracts	$1,146,652

Liabilities	Unrealized depreciation on futures contracts[1]	Swap agreements at value[2]
Exchange-traded/cleared liability derivatives

Interest rate contracts	$(867,180)	$(801,023)

1 Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

2 Represents swap agreements, at value. Only the current day’s variation margin on swap agreements is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

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Notes to Financial Statements – continued

March 31, 2019 (Unaudited)

Transactions in derivative instruments for Securitized Asset Fund during the six months ended March 31, 2019 as reflected in the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Swap agreements
Interest rate contracts	$(1,758,460)	$—

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Swap agreements
Interest rate contracts	$558,440	$(794,045)

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of futures contract and swap agreement activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2019:

Securitized Asset Fund	Futures	Interest Rate Swaps
Average Notional Amount Outstanding	16.27%	1.59%
Highest Notional Amount Outstanding	19.78%	5.58%
Lowest Notional Amount Outstanding	12.08%	0.00%
Notional Amount Outstanding as of March 31, 2019	12.18%	5.54%

Notional amounts outstanding at the end of the prior period, if applicable, are included in the averages above.

Unrealized gain and/or loss on open futures and swaps is recorded in the Statements of Assets and Liabilities. The aggregate notional values of futures and swap contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund:

Fund	Maximum Amount of Loss – Gross	Maximum Amount of Loss – Net
Securitized Asset Fund	$2,316,310	$2,316,310

5.  Purchases and Sales of Securities. For the six months ended March 31, 2019, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
High Income Opportunities Fund	$4,009,688	$4,965,107	$44,498,541	$28,415,281
Securitized Asset Fund	2,529,920,751	2,528,714,174	128,723,521	105,698,369

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis Sayles has agreed to pay, without reimbursement from the Funds or the Trust, the following expenses of the Funds: compensation to Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust; registration, filing and other fees in connection with requirements of regulatory authorities; the charges and expenses of any entity appointed by the Funds for custodial, paying agent, shareholder servicing and plan agent services; charges and expenses of the independent registered public accounting

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Notes to Financial Statements – continued

March 31, 2019 (Unaudited)

firm retained by the Funds; charges and expenses of any transfer agents and registrars appointed by the Funds; any cost of certificates representing shares of the Funds; legal fees and expenses in connection with the day-to-day affairs of the Funds, including registering and qualifying its shares with Federal and State regulatory authorities; expenses of meetings of shareholders and Trustees of the Trust; the costs of services, including services of counsel, required in connection with the preparation of the Funds’ registration statements and prospectuses, including amendments and revisions thereto, annual, semi-annual and other periodic reports of the Funds, and notices and proxy solicitation material furnished to shareholders of the Funds or regulatory authorities, and any costs of printing or mailing these items; and the Funds’ expenses of bookkeeping, accounting and financial reporting, including related clerical expenses and all other expenses incurred; and other operating expenses of the Funds, as applicable.

Loomis Sayles serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of each management agreement, Loomis Sayles does not charge the Funds an investment advisory fee, also known as a management fee, or any other fee for those services or for bearing those expenses. Although the Funds do not compensate Loomis Sayles directly for services under the advisory agreement, Loomis Sayles will typically receive an advisory fee from the sponsors of “wrap programs,” who in turn charge the programs’ participants.

b.  Service and Distribution Fees. Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust. Natixis Distribution currently is not paid a fee for serving as distributor for the Funds. Loomis Sayles has agreed to reimburse Natixis Distribution to the extent that Natixis Distribution incurs expenses in connection with any redemption of Fund shares.

c.  Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Loomis Sayles has agreed to pay, without reimbursement from the Trust or Funds, fees to Natixis Advisors for services to the Funds.

d.  Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $360,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $190,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $15,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings. Loomis Sayles has agreed to pay, without reimbursement from the Trust or Funds, Trustees fees and expenses allocable to the Funds.

Prior to January 1, 2019, the Chairperson of the Board received a retainer fee at the annual rate of $340,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $170,000, and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $12,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.

7.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds (applicable allocations to the Funds are paid by Loomis Sayles)

43  |

Notes to Financial Statements – continued

March 31, 2019 (Unaudited)

based on their average daily unused portion of the line of credit. Loomis Sayles, on behalf of the Funds, paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement.

For the six months ended March 31, 2019, neither Fund had borrowings under this agreement.

8.  Concentration of Risk. Securitized Asset Fund’s investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security’s value.

9.  Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2019, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Account Holders	Percentage of Ownership
High Income Opportunities Fund	5	97.80%
Securitized Asset Fund	3	97.19%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

10.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	High Income Opportunities Fund

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	2,956,247	$30,269,438	2,002,293	$21,483,869
Issued in connection with the reinvestment of distributions	335,263	3,441,236	418,948	4,484,671
Redeemed	(1,396,449)	(14,398,570)	(2,387,044)	(25,590,660)

Increase from capital share transactions	1,895,061	$19,312,104	34,197	$377,880

	Securitized Asset Fund

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	13,777,071	$133,118,804	29,974,095	$295,773,405
Issued in connection with the reinvestment of distributions	755,823	7,262,296	1,365,477	13,460,028
Redeemed	(17,749,141)	(171,295,915)	(23,814,351)	(235,073,799)

Increase (decrease) from capital share transactions	(3,216,247)	$(30,914,815)	7,525,221	$74,159,634

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Loomis Sayles Small Cap Growth Fund

Loomis Sayles Small Cap Value Fund

Loomis Sayles Small/Mid Cap Growth Fund

Semiannual Report

March 31, 2019

Portfolio Review	1

Portfolio of Investments	8

Financial Statements	25

Notes to Financial Statements	37

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-633-3330. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/loomissayles.

LOOMIS SAYLES SMALL CAP GROWTH FUND

Managers	Symbols
Mark F. Burns, CFA®	Institutional Class	LSSIX
John J. Slavik, CFA®	Retail Class	LCGRX
	Class N	LSSNX

Investment Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

Average Annual Total Returns — March 31, 20192

						Expense Ratios[3]
	6 months	1 year	5 years	10 years	Life of Class N	Gross	Net

Institutional Class (Inception 12/31/96)	-6.88%	10.41%	9.31%	17.57%	—	0.94%	0.94%

Retail Class (Inception 12/31/96)	-6.99	10.12	9.03	17.27	—	1.19	1.19

Class N (Inception 2/1/13)	-6.83	10.53	9.43	—	13.63	0.82	0.82

Comparative Performance
Russell 2000® Growth Index[1]	-8.22	3.85	8.41	16.52	11.96

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]

Russell 2000® Growth Index is an unmanaged index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 01/31/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

1  |

LOOMIS SAYLES SMALL CAP VALUE FUND

Managers	Symbols
Joseph R. Gatz, CFA®	Institutional Class	LSSCX
Jeffrey Schwartz, CFA®	Retail Class	LSCRX
	Admin Class	LSVAX
	Class N	LSCNX

Investment Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

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LOOMIS SAYLES SMALL CAP VALUE FUND

Average Annual Total Returns — March 31, 20193

						Expense Ratios[4]
	6 months	1 year	5 years	10 years	Life of Class N	Gross	Net

Institutional Class (Inception 5/13/91)	-7.43%	-2.33%	6.02%	14.34%	—%	0.95%	0.93%

Retail Class (Inception 12/31/96)	-7.56	-2.59	5.75	14.05	—	1.20	1.18

Admin Class (Inception 1/2/98)	-7.68	-2.82	5.49	13.77	—	1.45	1.43

Class N (Inception 2/1/13)	-7.41	-2.26	6.08	—	9.30	0.86	0.86

Comparative Performance
Russell 2000® Value Index[1]	-8.97	0.17	5.59	14.12	8.79
Russell 2000® Index[2]	-8.56	2.05	7.05	15.36	10.41

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]

Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

[2]	Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe.

[3]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[4]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 01/31/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

3  |

LOOMIS SAYLES SMALL/MID CAP GROWTH FUND

Managers	Symbols
Mark F. Burns, CFA®	Institutional Class	LSMIX
John J. Slavik, CFA®

Investment Objective

The Fund’s investment objective is long-term capital growth from investments in common stocks or other equity securities.

Average Annual Total Returns — March 31, 20192

				Expense Ratios[3]
	6 months	1 year	Life of Fund	Gross	Net

Institutional Class (Inception 6/30/15)	-5.97%	7.34%	10.59%	1.42%	0.85%

Comparative Performance
Russell 2500TM Growth Index[1]	-4.90	7.54	9.14

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]

The Russell 2500TM Growth Index measures the performance of the small-to-mid-cap growth segment of the US equity universe. It includes those Russell 2500™ Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500™ Growth Index is constructed to provide a comprehensive and unbiased barometer of the small-to-mid-cap growth market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-to-mid-cap opportunity set and that the represented companies continue to reflect growth characteristics.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 01/31/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Funds’ proxy voting policies and procedures is available without charge upon request, by calling Loomis Sayles at 800-633-3330; on the Funds’ website, at www.loomissayles.com, and on the Securities and Exchange Commission’s (SEC’s) website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and the SEC’s website.

Quarterly Portfolio Schedules

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Fund shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2018 through March 31, 2019. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

5  |

The second line in the table of each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles Small Cap Growth Fund

Institutional Class	Beginning Account Value 10/1/2018	Ending Account Value 3/31/2019	Expenses Paid During Period* 10/1/2018 – 3/31/2019
Actual	$1,000.00	$931.20	$4.53
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.73

Retail Class
Actual	$1,000.00	$930.10	$5.73
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.99

Class N
Actual	$1,000.00	$931.70	$3.95
Hypothetical (5% return before expenses)	$1,000.00	$1,020.84	$4.13

*  Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.94%, 1.19% and 0.82% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

|  6

Loomis Sayles Small Cap Value Fund

Institutional Class	Beginning Account Value 10/1/2018	Ending Account Value 3/31/2019	Expenses Paid During Period* 10/1/2018 – 3/31/2019
Actual	$1,000.00	$925.70	$4.32
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53

Retail Class
Actual	$1,000.00	$924.40	$5.52
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79

Admin Class
Actual	$1,000.00	$923.20	$6.71
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.04

Class N
Actual	$1,000.00	$925.90	$4.03
Hypothetical (5% return before expenses)	$1,000.00	$1,020.74	$4.23

*  Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.90%, 1.15%, 1.40% and 0.84% for Institutional Class, Retail Class, Admin Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

Loomis Sayles Small/Mid Cap Growth Fund

Institutional Class	Beginning Account Value 10/1/2018	Ending Account Value 3/31/2019	Expenses Paid During Period* 10/1/2018 – 3/31/2019
Actual	$1,000.00	$940.30	$4.11
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28

*  Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.85%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

7  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)

Common Stocks – 97.3% of Net Assets

	Aerospace & Defense – 3.5%
304,427	AAR Corp.	$9,896,922
279,099	Astronics Corp.(a)	9,132,119
232,309	Hexcel Corp.	16,066,490
215,944	Mercury Systems, Inc.(a)	13,837,692

		48,933,223

	Air Freight & Logistics – 0.7%
394,967	Air Transport Services Group, Inc.(a)	9,103,989

	Auto Components – 0.6%
295,300	Stoneridge, Inc.(a)	8,522,358

	Banks – 1.3%
208,872	Chemical Financial Corp.	8,597,172
148,678	UMB Financial Corp.	9,521,339

		18,118,511

	Beverages – 0.9%
157,476	MGP Ingredients, Inc.	12,149,273

	Biotechnology – 5.8%
314,625	Aimmune Therapeutics, Inc.(a)	7,031,869
109,863	Argenx SE, ADR(a)	13,715,297
200,567	Biohaven Pharmaceutical Holding Co. Ltd.(a)	10,323,183
130,915	Blueprint Medicines Corp.(a)	10,479,746
210,846	Genomic Health, Inc.(a)	14,769,762
343,817	Invitae Corp.(a)	8,052,194
264,051	Myriad Genetics, Inc.(a)	8,766,493
238,848	Xencor, Inc.(a)	7,418,619

		80,557,163

	Building Products – 1.9%
252,361	AAON, Inc.	11,654,031
246,864	Trex Co., Inc.(a)	15,187,073

		26,841,104

	Chemicals – 1.3%
163,973	Ingevity Corp.(a)	17,317,189

	Construction & Engineering – 0.8%
502,938	Primoris Services Corp.	10,400,758

	Distributors – 1.4%
119,814	POOL CORP.	19,765,716

	Diversified Consumer Services – 5.0%
111,755	Bright Horizons Family Solutions, Inc.(a)	14,205,178
442,168	Chegg, Inc.(a)	16,855,444
187,080	Grand Canyon Education, Inc.(a)	21,422,531

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Diversified Consumer Services – continued
1,075,886	Laureate Education, Inc., Class A(a)	$16,106,013

		68,589,166

	Diversified Telecommunication Services – 1.7%
108,877	Bandwidth, Inc., Class A(a)	7,290,404
308,911	Cogent Communications Holdings, Inc.	16,758,422

		24,048,826

	Electrical Equipment – 1.2%
324,103	Generac Holdings, Inc.(a)	16,603,797

	Electronic Equipment, Instruments & Components – 0.9%
144,451	Novanta, Inc.(a)	12,239,333

	Energy Equipment & Services – 1.6%
167,345	Apergy Corp.(a)	6,871,186
410,179	Cactus, Inc., Class A(a)	14,602,372

		21,473,558

	Entertainment – 1.0%
627,004	IMAX Corp.(a)	14,220,451

	Food & Staples Retailing – 0.9%
378,343	Chefs’ Warehouse, Inc. (The)(a)	11,747,550

	Food Products – 1.3%
436,604	Freshpet, Inc.(a)	18,463,983

	Health Care Equipment & Supplies – 7.6%
518,791	AtriCure, Inc.(a)	13,898,411
125,241	CONMED Corp.	10,417,546
202,952	Insulet Corp.(a)	19,298,706
179,187	iRhythm Technologies, Inc.(a)	13,431,857
246,618	Merit Medical Systems, Inc.(a)	15,248,391
72,694	Penumbra, Inc.(a)	10,686,745
31,250	Tactile Systems Technology, Inc.(a)	1,647,500
640,104	Wright Medical Group NV(a)	20,131,271

		104,760,427

	Health Care Providers & Services – 3.0%
120,636	Amedisys, Inc.(a)	14,869,593
246,371	BioTelemetry, Inc.(a)	15,427,752
105,916	LHC Group, Inc.(a)	11,741,848

		42,039,193

	Health Care Technology – 2.9%
323,834	HMS Holdings Corp.(a)	9,588,725
239,874	Medidata Solutions, Inc.(a)	17,568,372

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Health Care Technology – continued
242,506	Teladoc Health, Inc.(a)	$13,483,333

		40,640,430

	Hotels, Restaurants & Leisure – 3.9%
293,162	Planet Fitness, Inc., Class A(a)	20,146,093
563,199	PlayAGS, Inc.(a)	13,477,352
271,946	Wingstop, Inc.	20,676,054

		54,299,499

	Insurance – 3.4%
408,650	Goosehead Insurance, Inc., Series A	11,393,162
313,686	Kinsale Capital Group, Inc.	21,509,449
432,320	Trupanion, Inc.(a)	14,154,157

		47,056,768

	Internet & Direct Marketing Retail – 0.6%
348,478	Duluth Holdings, Inc., Class B(a)	8,307,716

	IT Services – 7.3%
117,346	Euronet Worldwide, Inc.(a)	16,732,366
363,982	EVERTEC, Inc.	10,122,339
529,733	Evo Payments, Inc., Class A(a)	15,388,744
283,787	InterXion Holding NV(a)	18,937,107
337,976	Virtusa Corp.(a)	18,064,817
392,917	WNS Holdings Ltd., ADR(a)	20,930,689

		100,176,062

	Leisure Products – 0.7%
240,349	Malibu Boats, Inc., Class A(a)	9,513,013

	Life Sciences Tools & Services – 2.6%
598,658	NeoGenomics, Inc.(a)	12,248,543
209,942	PRA Health Sciences, Inc.(a)	23,154,503

		35,403,046

	Machinery – 6.5%
268,204	Albany International Corp., Class A	19,200,724
161,095	Chart Industries, Inc.(a)	14,582,319
755,592	Harsco Corp.(a)	15,232,735
513,436	Kornit Digital Ltd.(a)	12,219,777
132,669	Proto Labs, Inc.(a)	13,948,819
118,416	RBC Bearings, Inc.(a)	15,058,963

		90,243,337

	Oil, Gas & Consumable Fuels – 0.6%
216,849	PDC Energy, Inc.(a)	8,821,417

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Pharmaceuticals – 2.5%
443,649	Horizon Pharma PLC(a)	$11,725,643
131,079	MyoKardia, Inc.(a)	6,814,797
236,009	Supernus Pharmaceuticals, Inc.(a)	8,269,755
130,175	Zogenix, Inc.(a)	7,160,927

		33,971,122

	Professional Services – 1.7%
217,023	Huron Consulting Group, Inc.(a)	10,247,826
166,387	ICF International, Inc.	12,658,723

		22,906,549

	Semiconductors & Semiconductor Equipment – 2.9%
120,472	MKS Instruments, Inc.	11,209,920
122,527	Monolithic Power Systems, Inc.	16,601,183
157,001	Silicon Laboratories, Inc.(a)	12,695,101

		40,506,204

	Software – 14.1%
222,441	Benefitfocus, Inc.(a)	11,015,278
184,778	Cornerstone OnDemand, Inc.(a)	10,122,139
290,155	Envestnet, Inc.(a)	18,973,235
356,563	Five9, Inc.(a)	18,837,223
161,522	Globant S.A.(a)	11,532,671
188,396	Guidewire Software, Inc.(a)	18,304,555
107,396	HubSpot, Inc.(a)	17,850,289
334,689	Mimecast Ltd.(a)	15,847,524
277,987	Q2 Holdings, Inc.(a)	19,253,380
355,247	Rapid7, Inc.(a)	17,979,051
312,569	RealPage, Inc.(a)	18,969,813
156,325	RingCentral, Inc., Class A(a)	16,851,835

		195,536,993

	Textiles, Apparel & Luxury Goods – 3.1%
184,367	Columbia Sportswear Co.	19,207,354
401,216	Crocs, Inc.(a)	10,331,312
392,992	Steven Madden Ltd.	13,298,849

		42,837,515

	Thrifts & Mortgage Finance – 1.1%
184,696	Essent Group Ltd.(a)	8,025,041
280,744	NMI Holdings, Inc., Class A(a)	7,262,848

		15,287,889

	Trading Companies & Distributors – 1.0%
231,651	SiteOne Landscape Supply, Inc.(a)	13,238,855

	Total Common Stocks (Identified Cost $995,902,094)	1,344,641,983

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Principal Amount	Description	Value (†)

Short-Term Investments – 2.6%

$36,501,611	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500% to be repurchased at $36,506,174 on 4/01/2019 collateralized by $37,245,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $37,233,938 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $36,501,611)	$36,501,611

	Total Investments – 99.9% (Identified Cost $1,032,403,705)	1,381,143,594

	Other assets less liabilities—0.1%	1,588,318

	Net Assets – 100.0%	$1,382,731,912

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at March 31, 2019 (Unaudited)

Software	14.1%
Health Care Equipment & Supplies	7.6
IT Services	7.3
Machinery	6.5
Biotechnology	5.8
Diversified Consumer Services	5.0
Hotels, Restaurants & Leisure	3.9
Aerospace & Defense	3.5
Insurance	3.4
Textiles, Apparel & Luxury Goods	3.1
Health Care Providers & Services	3.0
Health Care Technology	2.9
Semiconductors & Semiconductor Equipment	2.9
Life Sciences Tools & Services	2.6
Pharmaceuticals	2.5
Other Investments, less than 2% each	23.2
Short-Term Investments	2.6

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)

Common Stocks – 99.0% of Net Assets

	Aerospace & Defense – 1.4%
219,395	Aerojet Rocketdyne Holdings, Inc.(a)	$7,795,104
76,382	BWX Technologies, Inc.	3,787,020

		11,582,124

	Auto Components – 1.9%
155,288	Cooper Tire & Rubber Co.	4,641,558
95,349	Fox Factory Holding Corp.(a)	6,663,942
49,769	LCI Industries	3,823,255

		15,128,755

	Banks – 15.6%
118,473	Ameris Bancorp	4,069,548
219,446	BancorpSouth Bank	6,192,766
124,299	Bank OZK	3,602,185
166,062	Bryn Mawr Bank Corp.	5,999,820
68,883	Carolina Financial Corp.	2,382,663
200,538	Cathay General Bancorp	6,800,244
257,532	CenterState Bank Corp.	6,131,837
163,194	Chemical Financial Corp.	6,717,065
317,734	CVB Financial Corp.	6,688,301
254,623	First Financial Bancorp	6,126,229
85,671	First Financial Bankshares, Inc.	4,950,070
402,520	Home BancShares, Inc.	7,072,277
99,803	IBERIABANK Corp.	7,156,873
148,007	PacWest Bancorp	5,566,543
108,577	Pinnacle Financial Partners, Inc.	5,939,162
166,369	Popular, Inc.	8,672,816
123,419	Prosperity Bancshares, Inc.	8,523,316
43,644	Signature Bank	5,589,487
44,853	Texas Capital Bancshares, Inc.(a)	2,448,525
225,167	Triumph Bancorp, Inc.(a)	6,617,658
110,736	Wintrust Financial Corp.	7,455,855

		124,703,240

	Beverages – 0.9%
498,104	Cott Corp.	7,277,299

	Building Products – 2.2%
47,187	American Woodmark Corp.(a)	3,899,062
104,720	Armstrong World Industries, Inc.	8,316,862
31,423	Masonite International Corp.(a)	1,567,693
193,326	Resideo Technologies, Inc.(a)	3,729,259

		17,512,876

	Capital Markets – 1.6%
379,649	Donnelley Financial Solutions, Inc.(a)	5,649,177
132,092	Stifel Financial Corp.	6,969,174

		12,618,351

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Chemicals – 3.4%
228,974	AdvanSix, Inc.(a)	$6,541,787
60,132	Ashland Global Holdings, Inc.	4,698,113
126,785	Cabot Corp.	5,278,060
48,283	Ingevity Corp.(a)	5,099,168
72,103	WR Grace & Co.	5,626,918

		27,244,046

	Commercial Services & Supplies – 3.6%
92,361	Clean Harbors, Inc.(a)	6,606,582
178,609	KAR Auction Services, Inc.	9,164,428
223,690	Kimball International, Inc.	3,162,977
175,017	Viad Corp.	9,851,707

		28,785,694

	Communications Equipment – 1.0%
279,340	Digi International, Inc.(a)	3,539,238
373,027	Viavi Solutions, Inc.(a)	4,618,074

		8,157,312

	Construction & Engineering – 0.5%
126,586	Arcosa, Inc.	3,867,202

	Consumer Finance – 0.2%
62,562	PRA Group, Inc.(a)	1,677,287

	Distributors – 0.2%
53,467	Core-Mark Holding Co., Inc.	1,985,230

	Diversified Consumer Services – 1.7%
64,849	Adtalem Global Education, Inc.(a)	3,003,806
140,075	frontdoor, Inc.(a)	4,821,381
121,764	ServiceMaster Global Holdings, Inc.(a)	5,686,379

		13,511,566

	Diversified Financial Services – 0.7%
244,565	Cannae Holdings, Inc.(a)	5,933,147

	Electric Utilities – 1.4%
141,031	ALLETE, Inc.	11,596,979

	Electrical Equipment – 0.8%
228,520	TPI Composites, Inc.(a)	6,540,242

	Electronic Equipment, Instruments & Components – 3.7%
59,900	II-VI, Inc.(a)	2,230,676
99,149	Kimball Electronics, Inc.(a)	1,535,818
61,549	Littelfuse, Inc.	11,231,461
170,773	Methode Electronics, Inc.	4,914,847
16,154	Rogers Corp.(a)	2,566,548
360,625	TTM Technologies, Inc.(a)	4,230,131
181,363	Vishay Intertechnology, Inc.	3,349,775

		30,059,256

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Energy Equipment & Services – 1.7%
205,249	Apergy Corp.(a)	$8,427,524
121,213	C&J Energy Services, Inc.(a)	1,881,226
130,923	KLX Energy Services Holdings, Inc.(a)	3,291,404

		13,600,154

	Entertainment – 0.4%
104,357	Liberty Media Corp.-Liberty Braves(a)	2,897,994

	Equity Real Estate Investment Trusts – 0.5%
189,100	Essential Properties Realty Trust, Inc.	3,691,232

	Food Products – 3.4%
228,793	Darling Ingredients, Inc.(a)	4,953,369
43,848	J&J Snack Foods Corp.	6,964,816
445,961	Nomad Foods Ltd.(a)	9,119,903
58,046	Post Holdings, Inc.(a)	6,350,232

		27,388,320

	Health Care Equipment & Supplies – 2.3%
127,578	Avanos Medical, Inc.(a)	5,445,029
78,803	Quidel Corp.(a)	5,159,233
224,205	Varex Imaging Corp.(a)	7,596,065

		18,200,327

	Health Care Providers & Services – 0.5%
89,462	AMN Healthcare Services, Inc.(a)	4,212,766

	Hotels, Restaurants & Leisure – 2.4%
86,848	Churchill Downs, Inc.	7,838,901
17,148	Cracker Barrel Old Country Store, Inc.	2,771,288
88,340	Marriott Vacations Worldwide Corp.	8,259,790

		18,869,979

	Household Durables – 0.6%
41,462	Helen of Troy Ltd.(a)	4,807,934

	Independent Power & Renewable Electricity Producers – 2.0%
174,639	NextEra Energy Partners LP	8,145,163
307,520	Vistra Energy Corp.	8,004,746

		16,149,909

	Industrial Conglomerates – 0.8%
168,376	Raven Industries, Inc.	6,460,587

	Insurance – 3.7%
219,731	Employers Holdings, Inc.	8,813,411
129,416	First American Financial Corp.	6,664,924
109,115	ProAssurance Corp.	3,776,470
53,181	Reinsurance Group of America, Inc.	7,550,638
58,123	Stewart Information Services Corp.	2,481,271

		29,286,714

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Interactive Media & Services – 0.3%
11,163	IAC/InterActiveCorp(a)	$2,345,458

	Internet & Direct Marketing Retail – 0.5%
232,701	Qurate Retail, Inc., Class A(a)	3,718,562

	IT Services – 5.7%
457,421	Conduent, Inc.(a)	6,326,132
119,697	CSG Systems International, Inc.	5,063,183
68,391	Euronet Worldwide, Inc.(a)	9,751,873
232,696	Genpact Ltd.	8,186,245
340,535	Perspecta, Inc.	6,885,618
49,509	WEX, Inc.(a)	9,505,233

		45,718,284

	Life Sciences Tools & Services – 0.8%
169,107	Cambrex Corp.(a)	6,569,807

	Machinery – 4.4%
44,493	Alamo Group, Inc.	4,446,630
179,029	Altra Industrial Motion Corp.	5,558,851
179,882	Columbus McKinnon Corp.	6,178,947
296,257	Harsco Corp.(a)	5,972,541
42,170	John Bean Technologies Corp.	3,875,001
71,517	Kadant, Inc.	6,290,635
25,238	RBC Bearings, Inc.(a)	3,209,517

		35,532,122

	Marine – 0.5%
48,950	Kirby Corp.(a)	3,676,634

	Media – 2.7%
149,489	GCI Liberty, Inc., Class A(a)	8,313,083
421,302	Gray Television, Inc.(a)	8,999,011
97,470	John Wiley & Sons, Inc., Class A	4,310,123

		21,622,217

	Metals & Mining – 0.4%
507,316	Ferroglobe R&W Trust(a)(b)(c)(d)	—
101,414	Haynes International, Inc.	3,329,422

		3,329,422

	Multi-Utilities – 1.9%
254,018	MDU Resources Group, Inc.	6,561,285
120,485	NorthWestern Corp.	8,483,349

		15,044,634

	Multiline Retail – 0.7%
156,040	Big Lots, Inc.	5,932,641

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Oil, Gas & Consumable Fuels – 0.9%
541,580	SRC Energy, Inc.(a)	$2,772,890
130,685	Viper Energy Partners LP	4,333,514

		7,106,404

	Pharmaceuticals – 1.0%
147,072	Catalent, Inc.(a)	5,969,652
67,912	Prestige Consumer Healthcare, Inc.(a)	2,031,248

		8,000,900

	Professional Services – 2.3%
51,542	ASGN, Inc.(a)	3,272,401
69,320	Insperity, Inc.	8,572,111
142,788	Korn Ferry	6,394,047

		18,238,559

	REITs - Apartments – 0.7%
123,273	American Campus Communities, Inc.	5,865,329

	REITs - Diversified – 0.9%
187,831	CorePoint Lodging, Inc.	2,098,072
103,633	CyrusOne, Inc.	5,434,515

		7,532,587

	REITs - Health Care – 0.3%
103,107	Sabra Health Care REIT, Inc.	2,007,493

	REITs - Hotels – 0.7%
72,706	Ryman Hospitality Properties, Inc.	5,979,341

	REITs - Office Property – 0.9%
166,461	JBG SMITH Properties	6,883,162

	REITs - Shopping Centers – 0.9%
395,228	Retail Opportunity Investments Corp.	6,853,254

	REITs - Single Tenant – 0.7%
97,639	National Retail Properties, Inc.	5,408,224

	REITs - Storage – 0.7%
186,383	CubeSmart	5,971,711

	REITs - Warehouse/Industrials – 1.5%
157,395	Americold Realty Trust	4,802,122
208,288	Rexford Industrial Realty, Inc.	7,458,793

		12,260,915

	Road & Rail – 1.4%
71,947	Genesee & Wyoming, Inc., Class A(a)	6,269,462
35,223	Old Dominion Freight Line, Inc.	5,085,849

		11,355,311

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Small Cap ValueFund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Semiconductors & Semiconductor Equipment – 2.6%
114,472	Advanced Energy Industries, Inc.(a)	$5,686,969
80,303	Mellanox Technologies Ltd.(a)	9,504,663
110,697	Versum Materials, Inc.	5,569,166

		20,760,798

	Software – 2.4%
74,811	ACI Worldwide, Inc.(a)	2,459,037
76,296	CommVault Systems, Inc.(a)	4,939,403
56,957	LogMeIn, Inc.	4,562,256
187,429	TiVo Corp.	1,746,838
97,558	Verint Systems, Inc.(a)	5,839,822

		19,547,356

	Specialty Retail – 1.9%
108,538	Aaron’s, Inc.	5,709,099
53,284	Genesco, Inc.(a)	2,427,086
107,078	Sally Beauty Holdings, Inc.(a)	1,971,306
183,388	Urban Outfitters, Inc.(a)	5,435,620

		15,543,111

	Technology Hardware, Storage & Peripherals – 0.5%
143,486	Cray, Inc.(a)	3,737,810

	Thrifts & Mortgage Finance – 1.7%
64,242	Federal Agricultural Mortgage Corp., Class C	4,653,048
172,295	Meta Financial Group, Inc.	3,390,766
226,339	OceanFirst Financial Corp.	5,445,716

		13,489,530

	Total Common Stocks (Identified Cost $575,054,976)	793,778,098

Principal Amount

Short-Term Investments – 1.4%

$11,436,380	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500% to be repurchased at $11,437,809 on 4/01/2019 collateralized by $11,670,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $11,666,534 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $11,436,380)	11,436,380

	Total Investments – 100.4% (Identified Cost $586,491,356)	805,214,478

	Other assets less liabilities — (0.4)%	(3,581,226)

	Net Assets – 100.0%	$801,633,252

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

(b)	Illiquid security.

(c)	Security classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2019, the value of this security amounted to $0. See Note 2 of Notes to Financial Statements.

(d)	Security subject to restrictions on resale. This security was acquired on November 29, 2016 at a cost of $0. At March 31, 2019, the value of this security amounted to $0.

REITs	Real Estate Investment Trusts

Industry Summary at March 31, 2019 (Unaudited)

Banks	15.6%
IT Services	5.7
Machinery	4.4
Electronic Equipment, Instruments & Components	3.7
Insurance	3.7
Commercial Services & Supplies	3.6
Food Products	3.4
Chemicals	3.4
Media	2.7
Semiconductors & Semiconductor Equipment	2.6
Software	2.4
Hotels, Restaurants & Leisure	2.4
Professional Services	2.3
Health Care Equipment & Supplies	2.3
Building Products	2.2
Independent Power & Renewable Electricity Producers	2.0
Other Investments, less than 2% each	36.6
Short-Term Investments	1.4

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)

Common Stocks – 96.6% of Net Assets

	Aerospace & Defense – 3.2%
4,921	HEICO Corp.	$466,855
5,321	Hexcel Corp.	368,001

		834,856

	Banks – 2.3%
5,028	Columbia Banking System, Inc.	164,365
3,314	UMB Financial Corp.	212,229
5,390	Western Alliance Bancorp(a)	221,206

		597,800

	Biotechnology – 3.7%
1,634	Argenx SE, ADR(a)	203,988
2,384	Ascendis Pharma AS, ADR(a)	280,597
2,996	Blueprint Medicines Corp.(a)	239,830
2,771	Neurocrine Biosciences, Inc.(a)	244,125

		968,540

	Capital Markets – 3.6%
1,542	MarketAxess Holdings, Inc.	379,456
1,467	Morningstar, Inc.	184,827
1,831	MSCI, Inc.	364,076

		928,359

	Chemicals – 1.8%
4,428	Ingevity Corp.(a)	467,641

	Commercial Services & Supplies – 2.2%
5,143	KAR Auction Services, Inc.	263,887
9,180	Ritchie Bros. Auctioneers, Inc.	312,120

		576,007

	Communications Equipment – 1.3%
8,955	Ciena Corp.(a)	334,380

	Distributors – 1.2%
1,955	POOL CORP.	322,516

	Diversified Consumer Services – 4.3%
3,107	Bright Horizons Family Solutions, Inc.(a)	394,931
4,153	Grand Canyon Education, Inc.(a)	475,560
15,760	Laureate Education, Inc., Class A(a)	235,927

		1,106,418

	Diversified Telecommunication Services – 1.4%
6,689	Cogent Communications Holdings, Inc.	362,878

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Electrical Equipment – 2.1%
7,033	Generac Holdings, Inc.(a)	$360,301
3,855	Sensata Technologies Holding PLC(a)	173,552

		533,853

	Electronic Equipment, Instruments & Components – 3.7%
6,344	FLIR Systems, Inc.	301,847
6,500	National Instruments Corp.	288,340
9,034	Trimble, Inc.(a)	364,974

		955,161

	Energy Equipment & Services – 1.0%
6,961	Cactus, Inc., Class A(a)	247,812

	Entertainment – 1.9%
7,617	Live Nation Entertainment, Inc.(a)	483,984

	Food & Staples Retailing – 1.8%
1,706	Casey’s General Stores, Inc.	219,682
11,759	Sprouts Farmers Market, Inc.(a)	253,289

		472,971

	Food Products – 1.2%
14,705	Nomad Foods Ltd.(a)	300,717

	Health Care Equipment & Supplies – 8.8%
4,642	Globus Medical, Inc.(a)	229,361
2,235	Haemonetics Corp.(a)	195,518
3,997	Insulet Corp.(a)	380,075
1,794	LivaNova PLC(a)	174,467
6,009	Merit Medical Systems, Inc.(a)	371,536
1,361	Penumbra, Inc.(a)	200,081
2,622	West Pharmaceutical Services, Inc.	288,944
13,858	Wright Medical Group NV(a)	435,834

		2,275,816

	Health Care Providers & Services – 2.8%
5,900	Covetrus, Inc.(a)	187,915
2,923	LHC Group, Inc.(a)	324,044
775	WellCare Health Plans, Inc.(a)	209,056

		721,015

	Health Care Technology – 2.5%
4,520	Medidata Solutions, Inc.(a)	331,045
2,451	Veeva Systems, Inc., Class A(a)	310,934

		641,979

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Hotels, Restaurants & Leisure – 4.2%
6,023	Planet Fitness, Inc., Class A(a)	$413,900
5,435	Texas Roadhouse, Inc.	338,003
1,487	Vail Resorts, Inc.	323,125

		1,075,028

	Insurance – 1.2%
4,237	Kemper Corp.	322,605

	IT Services – 8.3%
6,752	Black Knight, Inc.(a)	367,984
6,004	Booz Allen Hamilton Holding Corp.	349,073
2,557	Broadridge Financial Solutions, Inc.	265,135
2,769	EPAM Systems, Inc.(a)	468,321
10,029	Evo Payments, Inc., Class A(a)	291,343
2,067	WEX, Inc.(a)	396,843

		2,138,699

	Life Sciences Tools & Services – 2.2%
2,225	ICON PLC(a)	303,891
2,397	PRA Health Sciences, Inc.(a)	264,365

		568,256

	Machinery – 3.6%
6,061	Altra Industrial Motion Corp.	188,194
10,071	Gardner Denver Holdings, Inc.(a)	280,074
5,888	Sun Hydraulics Corp.	273,851
1,459	WABCO Holdings, Inc.(a)	192,340

		934,459

	Oil, Gas & Consumable Fuels – 0.9%
2,199	Diamondback Energy, Inc.	223,264

	Pharmaceuticals – 1.8%
8,127	Horizon Pharma PLC(a)	214,796
4,463	Zogenix, Inc.(a)	245,510

		460,306

	Professional Services – 3.3%
1,113	CoStar Group, Inc.(a)	519,125
5,050	TransUnion	337,542

		856,667

	Semiconductors & Semiconductor Equipment – 2.6%
3,305	Advanced Energy Industries, Inc.(a)	164,192
4,776	Semtech Corp.(a)	243,146
3,208	Silicon Laboratories, Inc.(a)	259,399

		666,737

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Software – 12.8%
2,880	Everbridge, Inc.(a)	$216,029
4,485	Guidewire Software, Inc.(a)	435,763
2,620	HubSpot, Inc.(a)	435,470
4,001	j2 Global, Inc.	346,487
4,317	Paylocity Holding Corp.(a)	385,033
4,729	PTC, Inc.(a)	435,919
1,381	Tyler Technologies, Inc.(a)	282,276
1,292	Ultimate Software Group, Inc. (The)(a)	426,528
4,211	Zendesk, Inc.(a)	357,935

		3,321,440

	Specialty Retail – 0.8%
1,682	Five Below, Inc.(a)	208,989

	Textiles, Apparel & Luxury Goods – 3.3%
2,329	Carter’s, Inc.	234,740
3,623	Columbia Sportswear Co.	377,444
11,442	Under Armour, Inc., Class A(a)	241,884

		854,068

	Trading Companies & Distributors – 0.8%
3,645	SiteOne Landscape Supply, Inc.(a)	208,312

	Total Common Stocks (Identified Cost $22,354,795)	24,971,533

Principal Amount

Short-Term Investments – 3.8%

$977,785	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500%, to be repurchased at $977,908 on 4/01/2019 collateralized by $995,000 U.S. Treasury Note, 2.125% due 12/31/2022 valued at $997,648 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $977,785)	977,785

	Total Investments – 100.4% (Identified Cost $23,332,580)	25,949,318

	Other assets less liabilities—(0.4)%	(102,320)

	Net Assets – 100.0%	$25,846,998

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund – continued

Industry Summary at March 31, 2019 (Unaudited)

Software	12.8%
Health Care Equipment & Supplies	8.8
IT Services	8.3
Diversified Consumer Services	4.3
Hotels, Restaurants & Leisure	4.2
Biotechnology	3.7
Electronic Equipment, Instruments & Components	3.7
Machinery	3.6
Capital Markets	3.6
Professional Services	3.3
Textiles, Apparel & Luxury Goods	3.3
Aerospace & Defense	3.2
Health Care Providers & Services	2.8
Semiconductors & Semiconductor Equipment	2.6
Health Care Technology	2.5
Banks	2.3
Commercial Services & Supplies	2.2
Life Sciences Tools & Services	2.2
Electrical Equipment	2.1
Other Investments, less than 2% each	17.1
Short-Term Investments	3.8

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%

See accompanying notes to financial statements.

|  24

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
ASSETS
Investments at cost	$1,032,403,705	$586,491,356	$23,332,580
Net unrealized appreciation	348,739,889	218,723,122	2,616,738

Investments at value	1,381,143,594	805,214,478	25,949,318
Cash	150	62	—
Receivable for Fund shares sold	9,793,079	644,742	49,964
Receivable for securities sold	148,201,494	282,808	374,585
Dividends and interest receivable	392,212	825,033	8,266
Prepaid expenses (Note 7)	82	63	1

TOTAL ASSETS	1,539,530,611	806,967,186	26,382,134

LIABILITIES
Payable for securities purchased	5,497,815	—	462,773
Payable for Fund shares redeemed	150,015,295	4,499,291	—
Management fees payable (Note 5)	971,255	503,834	18,065
Deferred Trustees’ fees (Note 5)	172,758	215,218	21,323
Administrative fees payable (Note 5)	56,141	30,339	936
Payable to distributor (Note 5d)	15,594	6,787	6
Other accounts payable and accrued expenses	69,841	78,465	32,033

TOTAL LIABILITIES	156,798,699	5,333,934	535,136

NET ASSETS	$1,382,731,912	$801,633,252	$25,846,998

NET ASSETS CONSIST OF:
Paid-in capital	$965,135,946	$572,994,921	$23,610,275
Accumulated earnings	417,595,966	228,638,331	2,236,723

NET ASSETS	$1,382,731,912	$801,633,252	$25,846,998

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$861,196,682	$468,276,493	$25,846,998

Shares of beneficial interest	32,746,176	16,925,826	2,651,496

Net asset value, offering and redemption price per share	$26.30	$27.67	$9.75

Retail Class:
Net assets	$102,189,666	$152,505,393	$—

Shares of beneficial interest	4,261,670	5,614,227	—

Net asset value, offering and redemption price per share	$23.98	$27.16	$—

Admin Class shares:
Net assets	$—	$17,145,790	$—

Shares of beneficial interest	—	664,076	—

Net asset value, offering and redemption price per share	$—	$25.82	$—

Class N shares:
Net assets	$419,345,564	$163,705,576	$—

Shares of beneficial interest	15,818,231	5,914,726	—

Net asset value, offering and redemption price per share	$26.51	$27.68	$—

See accompanying notes to financial statements.

25  |

Statements of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
INVESTMENT INCOME
Dividends	$2,147,427	$5,234,895	$52,825
Interest	398,436	85,435	4,550
Less net foreign taxes withheld	—	(18,400)	(462)

	2,545,863	5,301,930	56,913

Expenses
Management fees (Note 5)	5,332,971	3,115,906	72,820
Service and distribution fees (Note 5)	141,310	257,395	—
Administrative fees (Note 5)	314,118	183,252	4,306
Trustees’ fees and expenses (Note 5)	15,677	6,445	5,496
Transfer agent fees and expenses (Notes 5 and 6)	580,436	346,719	1,666
Audit and tax services fees	20,435	20,860	20,510
Custodian fees and expenses	24,091	12,977	3,738
Legal fees	15,171	8,725	121
Registration fees	51,760	62,398	8,766
Shareholder reporting expenses	26,292	26,748	720
Miscellaneous expenses (Note 7)	34,231	27,052	11,356

Total expenses	6,556,492	4,068,477	129,499
Less waiver and/or expense reimbursement (Note 5)	(7,360)	(118,202)	(46,970)

Net expenses	6,549,132	3,950,275	82,529

Net investment income (loss)	(4,003,269)	1,351,655	(25,616)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	85,029,610	15,002,258	(230,826)
Net change in unrealized appreciation (depreciation) on:
Investments	(192,467,160)	(95,011,485)	166,063

Net realized and unrealized loss on investments	(107,437,550)	(80,009,227)	(64,763)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(111,440,819)	$(78,657,572)	$(90,379)

See accompanying notes to financial statements.

|  26

Statements of Changes in Net Assets

	Small Cap Growth Fund		Small Cap Value Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
FROM OPERATIONS:
Net investment income (loss)	$(4,003,269)	$(7,529,984)	$1,351,655	$2,080,621
Net realized gain on investments	85,029,610	143,506,294	15,002,258	118,702,551
Net change in unrealized appreciation (depreciation) on investments	(192,467,160)	216,618,091	(95,011,485)	(58,719,669)

Net increase (decrease) in net assets resulting from operations	(111,440,819)	352,594,401	(78,657,572)	62,063,503

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(74,228,048)	(93,157,470)	(67,841,584)	(73,726,264)
Retail Class	(11,691,827)	(13,096,336)	(23,416,722)	(27,201,028)
Admin Class	—	—	(3,000,140)	(3,453,473)
Class N	(45,465,070)	(35,428,773)	(18,276,952)	(16,470,360)

Total distributions	(131,384,945)	(141,682,579)	(112,535,398)	(120,851,125)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	44,494,035	159,153,016	19,141,723	(50,857,393)

Net increase (decrease) in net assets	(198,331,729)	370,064,838	(172,051,247)	(109,645,015)
NET ASSETS
Beginning of the period	1,581,063,641	1,210,998,803	973,684,499	1,083,329,514

End of the period	$1,382,731,912	$1,581,063,641	$801,633,252	$973,684,499

See accompanying notes to financial statements.

27  |

Statements of Changes in Net Assets – continued

	Small/Mid Cap Growth Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
FROM OPERATIONS:
Net investment loss	$(25,616)	$(61,563)
Net realized gain (loss) on investments	(230,826)	5,067,741
Net change in unrealized appreciation (depreciation) on investments	166,063	(965,346)

Net increase (decrease) in net assets resulting from operations	(90,379)	4,040,832

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(4,717,064)	—

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	13,154,239	(1,132,819)

Net increase in net assets	8,346,796	2,908,013
NET ASSETS
Beginning of the period	17,500,202	14,592,189

End of the period	$25,846,998	$17,500,202

See accompanying notes to financial statements.

|  28

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

	Small Cap Growth Fund—Institutional Class
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$31.55		$27.37	$22.03	$22.22	$24.27	$26.35

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.08)		(0.16)	(0.12)	(0.09)	(0.14)	(0.16	)(b)
Net realized and unrealized gain (loss)	(2.59)		7.54	5.46	1.59	1.63	(0.09)

Total from Investment Operations	(2.67)		7.38	5.34	1.50	1.49	(0.25)

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(2.58)		(3.20)	—	(1.69)	(3.54)	(1.83)

Net asset value, end of the period	$26.30		$31.55	$27.37	$22.03	$22.22	$24.27

Total return	(6.88	)%(c)(d)	29.77%	24.24%	6.92%	5.78%	(1.31	)%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$861,197		$926,914	$824,103	$812,383	$800,883	$852,131
Net expenses	0.94	%(e)(f)	0.94%	0.95%	0.95%	0.94%	0.94%
Gross expenses	0.95	%(e)	0.94%	0.95%	0.95%	0.94%	0.94%
Net investment loss	(0.59	)%(e)	(0.58)%	(0.49)%	(0.41)%	(0.57)%	(0.63	)%(b)
Portfolio turnover rate	34%		41%	45%	56%	78%	63%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.17), total return would have been (1.35)% and the ratio of net investment loss to average net assets would have been (0.66)%.

(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The administrator agreed to waive a portion of its fees during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

29  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Growth Fund—Retail Class
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$29.09		$25.53	$20.61	$20.93	$23.10	$25.23

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.10)		(0.22)	(0.16)	(0.13)	(0.19)	(0.22	)(b)
Net realized and unrealized gain (loss)	(2.43)		6.98	5.08	1.50	1.56	(0.08)

Total from Investment Operations	(2.53)		6.76	4.92	1.37	1.37	(0.30)

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(2.58)		(3.20)	—	(1.69)	(3.54)	(1.83)

Net asset value, end of the period	$23.98		$29.09	$25.53	$20.61	$20.93	$23.10

Total return	(6.99	)%(c)	29.45%	23.93%	6.61%	5.58%	(1.58	)%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$102,190		$136,415	$107,387	$118,670	$162,906	$175,393
Net expenses	1.19	%(d)	1.19%	1.20%	1.20%	1.19%	1.21%
Gross expenses	1.19	%(d)	1.19%	1.20%	1.20%	1.19%	1.21%
Net investment loss	(0.84	)%(d)	(0.82)%	(0.73)%	(0.66)%	(0.82)%	(0.90	)%(b)
Portfolio turnover rate	34%		41%	45%	56%	78%	63%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.23), total return would have been (1.58)% and the ratio of net investment loss to average net assets would have been (0.93)%.

(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  30

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Growth Fund—Class N
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$31.76		$27.50	$22.11	$22.27	$24.29	$26.36

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.06)		(0.12)	(0.09)	(0.06)	(0.12)	(0.14	)(b)
Net realized and unrealized gain (loss)	(2.61)		7.58	5.48	1.59	1.64	(0.10)

Total from Investment Operations	(2.67)		7.46	5.39	1.53	1.52	(0.24)

LESS DISTRIBUTIONS FROM:
Net realized capital gains	(2.58)		(3.20)	—	(1.69)	(3.54)	(1.83)

Net asset value, end of the period	$26.51		$31.76	$27.50	$22.11	$22.27	$24.29

Total return	(6.83	)%(c)	29.93%	24.38%	7.05%	5.92%	(1.27	)%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$419,346		$517,734	$279,508	$196,733	$162,591	$15,080
Net expenses	0.82	%(d)	0.82%	0.82%	0.83%	0.83%	0.83%
Gross expenses	0.82	%(d)	0.82%	0.82%	0.83%	0.83%	0.83%
Net investment loss	(0.46	)%(d)	(0.43)%	(0.39)%	(0.29)%	(0.51)%	(0.53	)%(b)
Portfolio turnover rate	34%		41%	45%	56%	78%	63%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.14), total return would have been (1.31)% and the ratio of net investment loss to average net assets would have been (0.56)%.

(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

31  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Institutional Class
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$35.27		$37.37	$33.78	$32.19	$36.40	$37.42

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.09	0.13	0.17	0.27	0.20
Net realized and unrealized gain (loss)	(3.43)		2.11	6.36	4.82	0.49	2.18

Total from Investment Operations	(3.38)		2.20	6.49	4.99	0.76	2.38

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.05)	(0.14)	(0.22)	(0.22)	(0.10)
Net realized capital gains	(4.14)		(4.25)	(2.76)	(3.18)	(4.75)	(3.30)

Total Distributions	(4.22)		(4.30)	(2.90)	(3.40)	(4.97)	(3.40)

Net asset value, end of the period	$27.67		$35.27	$37.37	$33.78	$32.19	$36.40

Total return(b)	(7.43	)%(c)	6.21%	19.68%	16.75%	1.20%	6.17%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$468,276		$587,198	$665,229	$654,501	$666,107	$730,901
Net expenses(d)	0.90	%(e)	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses	0.93	%(e)	0.92%	0.93%	0.93%	0.92%	0.91%
Net investment income	0.37	%(e)	0.26%	0.37%	0.52%	0.75%	0.53%
Portfolio turnover rate	14%		19%	25%	22%	22%	23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  32

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Retail Class
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$34.66		$36.83	$33.33	$31.78	$35.98	$37.03

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.02		0.00 (b)	0.04	0.08	0.18	0.10
Net realized and unrealized gain (loss)	(3.38)		2.08	6.27	4.77	0.48	2.16

Total from Investment Operations	(3.36)		2.08	6.31	4.85	0.66	2.26

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.05)	(0.12)	(0.11)	(0.01)
Net realized capital gains	(4.14)		(4.25)	(2.76)	(3.18)	(4.75)	(3.30)

Total Distributions	(4.14)		(4.25)	(2.81)	(3.30)	(4.86)	(3.31)

Net asset value, end of the period	$27.16		$34.66	$36.83	$33.33	$31.78	$35.98

Total return(c)	(7.56	)%(d)	5.95%	19.38%	16.47%	0.94%	5.90%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$152,505		$208,310	$251,405	$267,936	$306,360	$358,698
Net expenses(e)	1.15	%(f)	1.15%	1.15%	1.15%	1.15%	1.15%
Gross expenses	1.18	%(f)	1.17%	1.18%	1.18%	1.17%	1.20%
Net investment income	0.12	%(f)	0.01%	0.12%	0.27%	0.50%	0.28%
Portfolio turnover rate	14%		19%	25%	22%	22%	23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

33  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Admin Class
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014
Net asset value, beginning of the period	$33.25		$35.58	$32.31	$30.88		$35.06		$36.24

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)		(0.08)	(0.04)	0.01		0.09		0.01
Net realized and unrealized gain (loss)	(3.27)		2.00	6.07	4.62		0.48		2.11

Total from Investment Operations	(3.29)		1.92	6.03	4.63		0.57		2.12

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	(0.02)		(0.00	)(b)	—
Net realized capital gains	(4.14)		(4.25)	(2.76)	(3.18)		(4.75)		(3.30)

Total Distributions	(4.14)		(4.25)	(2.76)	(3.20)		(4.75)		(3.30)

Net asset value, end of the period	$25.82		$33.25	$35.58	$32.31		$30.88		$35.06

Total return(c)	(7.68	)%(d)	5.68%	19.10%	16.19%		0.71%		5.63%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$17,146		$24,530	$30,533	$43,973		$45,762		$61,791
Net expenses(e)	1.40	%(f)	1.40%	1.40%	1.39	%(g)	1.38	%(h)	1.40%
Gross expenses	1.43	%(f)	1.42%	1.43%	1.42	%(g)	1.40	%(h)	1.51%
Net investment income (loss)	(0.14	)%(f)	(0.24)%	(0.11)%	0.03%		0.28%		0.02%
Portfolio turnover rate	14%		19%	25%	22%		22%		23%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes refund of prior year service fee of 0.01%.
(h)	Includes refund of prior year service fee of 0.02%.

See accompanying notes to financial statements.

|  34

Financial Highlights – continued

For a share outstanding throughout each period.

	Small Cap Value Fund—Class N
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015		Year Ended September 30, 2014
Net asset value, beginning of the period	$35.31		$37.41	$33.81	$32.22	$36.44		$37.44

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.12	0.15	0.19	0.27		0.23
Net realized and unrealized gain (loss)	(3.45)		2.11	6.37	4.83	0.50		2.18

Total from Investment Operations	(3.38)		2.23	6.52	5.02	0.77		2.41

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.08)	(0.16)	(0.25)	(0.24)		(0.11)
Net realized capital gains	(4.14)		(4.25)	(2.76)	(3.18)	(4.75)		(3.30)

Total Distributions	(4.25)		(4.33)	(2.92)	(3.43)	(4.99)		(3.41)

Net asset value, end of the period	$27.68		$35.31	$37.41	$33.81	$32.22		$36.44

Total return	(7.41	)%(b)	6.28%	19.78%	16.84%	1.25%		6.25	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$163,706		$153,646	$136,162	$68,332	$38,555		$2,568
Net expenses	0.84	%(d)	0.83%	0.83%	0.83%	0.83	%(e)	0.85	%(f)
Gross expenses	0.84	%(d)	0.83%	0.83%	0.83%	0.83	%(e)	0.89%
Net investment income	0.47	%(d)	0.33%	0.44%	0.61%	0.76%		0.60%
Portfolio turnover rate	14%		19%	25%	22%	22%		23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes fee/expense recovery of less than 0.01%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

35  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Small/Mid Cap Growth Fund—Institutional Class
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018		Year Ended September 30, 2017	Year Ended September 30, 2016	Period Ended September 30, 2015*
Net asset value, beginning of the period	$15.49		$12.31		$9.73	$9.05	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)		(0.05)		0.00 (b)	(0.02)	(0.01)
Net realized and unrealized gain (loss)	(1.86)		3.23		2.60	0.70	(0.94)

Total from Investment Operations	(1.87)		3.18		2.60	0.68	(0.95)

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		(0.02)	—	—
Net realized capital gains	(3.87)		—		—	—	—

Total Distributions	(3.87)		—		0.02	—	—

Net asset value, end of the period	$9.75		$15.49		$12.31	$9.73	$9.05

Total return(c)	(5.97	)%(d)	25.83%		26.74%	7.51%	(9.50	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$25,847		$17,500		$14,592	$11,974	$9,242
Net expenses(e)	0.85	%(f)	0.85%		0.85%	0.85%	0.85	%(f)
Gross expenses	1.33	%(f)	1.43%		1.57%	1.75%	2.65	%(f)
Net investment income (loss)	(0.26	)%(f)	(0.35)%		0.01%	(0.22)%	(0.53	)%(f)
Portfolio turnover rate	25%		102	%(g)	49%	53%	14%

*	From commencement of operations on June 30, 2015 through September 30, 2015.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to significant shareholder flows.

See accompanying notes to financial statements.

|  36

Notes to Financial Statements

March 31, 2019 (Unaudited)

1.  Organization. Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Funds I:

Loomis Sayles Small Cap Value Fund (the “Small Cap Value Fund”)

Loomis Sayles Funds II:

Loomis Sayles Small Cap Growth Fund (the “Small Cap Growth Fund”)

Loomis Sayles Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”)

Each Fund is a diversified investment company.

Small Cap Growth Fund and Small Cap Value Fund were closed to new investors effective September 14, 2012 and September 15, 2008, respectively. Small Cap Growth Fund re-opened to new investors effective October 1, 2018. Small Cap Value Fund re-opened to new investors effective November 27, 2017. Small Cap Growth Fund offers Institutional Class, Retail Class and Class N shares. Small Cap Value Fund offers Institutional Class, Retail Class, Admin Class and Class N shares. Small/Mid Cap Growth Fund offers Institutional Class shares.

Each share class is sold without a sales charge. Retail Class and Admin Class shares pay a Rule 12b-1 fee. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000 for Small Cap Growth Fund and Small Cap Value Fund and $1,000,000 for Small/Mid Cap Growth Fund. Certain categories of investors are exempted from the minimum investment amount for Class N and Institutional Class as outlined in the relevant Fund’s prospectus. Admin Class shares are offered exclusively through intermediaries.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class and Admin Class), and transfer agent fees are borne collectively for Institutional Class, Retail Class and Admin Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share

37  |

Notes to Financial Statements – continued

March 31, 2019 (Unaudited)

of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and

|  38

Notes to Financial Statements – continued

March 31, 2019 (Unaudited)

other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales

39  |

Notes to Financial Statements – continued

March 31, 2019 (Unaudited)

of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2019 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are

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Notes to Financial Statements – continued

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reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as return of capital distributions received, distribution re-designations, and net operating losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to return of capital distributions received, deferred Trustees’ fees and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2018 was as follows:

	2018 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Small Cap Growth Fund	$—	$141,682,579	$141,682,579
Small Cap Value Fund	1,359,796	119,491,329	120,851,125
Small/Mid Cap Growth Fund	—	—	—

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

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As of September 30, 2018, late-year ordinary and post-October capital loss deferrals were as follows:

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
Late-year ordinary and post-October capital loss deferrals*	$(202,395)	$—	$(46,179)

* Under current tax law, net operating losses, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Small Cap Growth Fund and Small/Mid Cap Growth Fund are deferring net operating losses.

As of March 31, 2019, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
Federal tax cost	$1,032,403,705	$586,491,356	$23,332,580

Gross tax appreciation	$373,996,885	$247,829,670	$3,030,472
Gross tax depreciation	(25,256,996)	(29,106,548)	(413,734)

Net tax appreciation	$348,739,889	$218,723,122	$2,616,738

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.

f.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2019, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

g.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value

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(including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2019, none of the Funds had loaned securities under this agreement.

h.  Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;
•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2019, at value:

Small Cap Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,344,641,983	$—	$—	$1,344,641,983
Short-Term Investments	—	36,501,611	—	36,501,611

Total	$1,344,641,983	$36,501,611	$—	$1,381,143,594

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2019, there were no transfers among Levels 1, 2 and 3.

Small Cap Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$793,778,098	$—	$—	$793,778,098
Short-Term Investments	—	11,436,380	—	11,436,380

Total	$793,778,098	$11,436,380	$—	$805,214,478

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2019, there were no transfers among Levels 1, 2 and 3.

Small/Mid Cap Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$24,971,533	$—	$—	$24,971,533
Short-Term Investments	—	977,785	—	977,785

Total	$24,971,533	$977,785	$—	$25,949,318

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2019, there were no transfers among Levels 1, 2 and 3.

4.  Purchases and Sales of Securities. For the six months ended March 31, 2019, purchases and sales of securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Small Cap Growth Fund	$472,553,955	$523,299,460
Small Cap Value Fund	117,748,361	211,168,263
Small/Mid Cap Growth Fund	12,821,109	4,841,429

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5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
Small Cap Growth Fund	0.75%
Small Cap Value Fund	0.75%
Small/Mid Cap Growth Fund	0.75%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2020, may be terminated before then only with the consent of the Funds’ Board of Trustees and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/ reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2019, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	1.00%	1.25%	—	0.95%
Small Cap Value Fund	0.90%	1.15%	1.40%	0.85%
Small/Mid Cap Growth Fund	0.85%	—	—	—

Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

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For the six months ended March 31, 2019, the management fees for each Fund were as follows:

	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Small Cap Growth Fund	$5,332,971	$—	$5,332,971	0.75%	0.75%
Small Cap Value Fund	3,115,906	—	3,115,906	0.75%	0.75%
Small/Mid Cap Growth Fund	72,820	46,869	25,951	0.75%	0.27%

For the six months ended March 31, 2019, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Institutional Class	Retail Class	Admin Class	Class N	Total
Small Cap Value Fund	$83,258	$27,376	$3,277	$—	$113,911

1 Waiver/expense reimbursements are subject to possible recovery until September 30, 2020.

b.  Service and Distribution Fees. Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, Small Cap Growth Fund and Small Cap Value Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”) and Small Cap Value Fund has adopted a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Retail Class Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Retail Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

Under the Admin Class Plan, Small Cap Value Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

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In addition, the Admin Class shares of Small Cap Value Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2019, the service and distribution fees for each Fund were as follows:

	Service Fees	Distribution Fees
Fund	Admin Class	Retail Class	Admin Class
Small Cap Growth Fund	$—	$141,310	$—
Small Cap Value Fund	24,650	208,095	24,650

c.  Administrative Fees. Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

Effective October 1, 2018, State Street Bank agreed to reduce the fees it receives from Natixis Advisors for serving as sub-administrator to the Funds. Also, effective October 1, 2018, Natixis Advisors agreed to voluntarily waive fees paid by the Funds in an amount equal to the reduction in sub-administrative fees discussed above. The waiver is in effect through June 30, 2019, at which time it will be reevaluated as part of the annual review of the administrative services contract, as noted above.

For the six months ended March 31, 2019, the administrative fees for each Fund were as follows:

Fund	Administrative Fees	Waiver of Administrative Fees	Net Administrative Fees
Small Cap Growth Fund	$314,118	$7,360	$306,758
Small Cap Value Fund	183,252	4,291	178,961
Small/Mid Cap Growth Fund	4,306	101	4,205

d.  Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the

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intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2019, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Small Cap Growth Fund	$571,110
Small Cap Value Fund	332,327
Small/Mid Cap Growth Fund	218

As of March 31, 2019, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Small Cap Growth Fund	$15,594
Small Cap Value Fund	6,787
Small/Mid Cap Growth Fund	6

Sub-transfer agent fees attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $360,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $190,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she

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Notes to Financial Statements – continued

March 31, 2019 (Unaudited)

attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $15,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2019, the Chairperson of the Board received a retainer fee at the annual rate of $340,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $170,000, and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $12,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.

f.  Affiliated Ownership. As of March 31, 2019, Loomis Sayles Funded Pension Plan and Trust (“Pension Plan”) and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Funds’ net assets:

Fund	Pension Plan	Retirement Plan	Total Affiliated Ownership
Small Cap Growth Fund	0.25%	1.66%	1.91%
Small Cap Value Fund	0.36%	3.47%	3.83%
Small/Mid Cap Growth Fund	—	17.67%	17.67%

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Investment activities of affiliated shareholders could have material impacts on the Funds.

6.  Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended March 31, 2019, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	$508,755	$70,974	$—	$707
Small Cap Value Fund	252,456	84,005	9,968	290
Small/Mid Cap Growth Fund	1,666	—	—	—

7.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended March 31, 2019, none of the Funds had borrowings under this agreement.

8.  Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2019, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on

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March 31, 2019 (Unaudited)

accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 5f)	Total Percentage of Ownership
Small Cap Value Fund	1	5.21%	—	5.21%
Small/Mid Cap Growth Fund	2	40.79%	17.67%	58.46%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

9.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Small Cap Growth Fund

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	4,936,775	$128,659,196	5,754,255	$164,470,396
Issued in connection with the reinvestment of distributions	3,229,384	71,175,640	3,526,960	89,866,953
Redeemed	(4,799,651)	(124,428,562)	(10,014,456)	(275,865,186)

Net change	3,366,508	$75,406,274	(733,241)	$(21,527,837)

Retail Class
Issued from the sale of shares	1,006,787	$24,327,305	1,440,364	$38,533,569
Issued in connection with the reinvestment of distributions	580,575	11,675,362	555,428	13,074,766
Redeemed	(2,014,821)	(48,478,485)	(1,512,825)	(39,740,093)

Net change	(427,459)	$(12,475,818)	482,967	$11,868,242

Class N
Issued from the sale of shares	5,272,385	$142,731,919	6,071,292	$171,038,280
Issued in connection with the reinvestment of distributions	2,040,644	45,322,697	1,378,059	35,305,861
Redeemed	(7,797,445)	(206,491,037)	(1,311,117)	(37,531,530)

Net change	(484,416)	$(18,436,421)	6,138,234	$168,812,611

Increase from capital share transactions	2,454,633	$44,494,035	5,887,960	$159,153,016

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9.  Capital Shares – continued.

	Small Cap Value Fund

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,173,613	$32,642,989	2,693,880	$94,890,273
Issued in connection with the reinvestment of distributions	2,757,754	64,641,757	2,049,039	70,363,994
Redeemed	(3,653,762)	(101,655,726)	(5,895,445)	(207,624,212)

Net change	277,605	$(4,370,980)	(1,152,526)	$(42,369,945)

Retail Class
Issued from the sale of shares	135,416	$3,816,438	283,804	$9,876,474
Issued in connection with the reinvestment of distributions	1,013,991	23,352,213	802,859	27,144,677
Redeemed	(1,544,999)	(40,704,617)	(1,902,508)	(66,646,118)

Net change	(395,592)	$(13,535,966)	(815,845)	$(29,624,967)

Admin Class
Issued from the sale of shares	110,530	$2,818,543	189,958	$6,328,263
Issued in connection with the reinvestment of distributions	103,280	2,261,822	78,301	2,544,008
Redeemed	(287,555)	(7,295,686)	(388,643)	(12,936,046)

Net change	(73,745)	$(2,215,321)	(120,384)	$(4,063,775)

Class N
Issued from the sale of shares	1,446,637	$39,514,497	829,306	$29,863,505
Issued in connection with the reinvestment of distributions	779,733	18,276,952	479,347	16,470,360
Redeemed	(663,549)	(18,527,459)	(596,844)	(21,132,571)

Net change	1,562,821	$39,263,990	711,809	$25,201,294

Increase (decrease) from capital share transactions	1,371,089	$19,141,723	(1,376,946)	$(50,857,393)

	Small/Mid Cap Growth Fund

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,213,711	$11,420,375	925,420	$12,965,329
Issued in connection with the reinvestment of distributions	540,127	4,234,598	—	—
Redeemed	(232,225)	(2,500,734)	(981,019)	(14,098,148)

Increase (decrease) from capital share transactions	1,521,613	$13,154,239	(55,599)	$(1,132,819)

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Loomis Sayles Bond Fund

Semiannual Report

March 31, 2019

Portfolio Review	1

Portfolio of Investments	5

Financial Statements	22

Notes to Financial Statements	29

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-633-3330. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/loomissayles.

LOOMIS SAYLES BOND FUND

Managers	Symbols
Matthew J. Eagan, CFA®	Institutional Class	LSBDX
Daniel J. Fuss, CFA®, CIC	Retail Class	LSBRX
Brian P. Kennedy	Admin Class	LBFAX
Elaine M. Stokes	Class N	LSBNX

Investment Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

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Average Annual Total Returns — March 31, 20192

						Expense Ratios[3]
	6 months	1 year	5 years	10 years	Life of Class N	Gross	Net

Institutional Class (Inception 5/16/91)	1.25%	1.98%	2.48%	8.67%	—%	0.66%	0.66%

Retail Class (Inception 12/31/96)	1.13	1.65	2.22	8.36	—	0.91	0.91

Admin Class (Inception 1/2/98)	1.01	1.48	1.96	8.08	—	1.16	1.16
Class N (Inception 2/1/13)	1.29	2.05	2.56	—	3.20	0.59	0.59

Comparative Performance
Bloomberg Barclays U.S. Government/ Credit Bond Index[1]	4.76	4.48	2.78	3.92	2.34

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg Barclays U.S. Government/Credit Bond Index is the non-securitized component of the U.S. Aggregate Index and was the first macro index launched by Barclays Capital. The U.S. Government/Credit Bond Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporates. The U.S. Government/Credit Index was launched on January 1, 1979, with index history backfilled to 1973, and is a subset of the U.S. Aggregate Index.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  2

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Fund’s proxy voting policies and procedures is available without charge upon request, by calling Loomis Sayles Funds at 800-633-3330; on the Fund’s website at www.loomissayles.com, and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information about how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and the SEC’s website.

Quarterly Portfolio Schedules

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2018 through March 31, 2019. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

3  |

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles Bond Fund

Institutional Class	Beginning Account Value 10/1/2018	Ending Account Value 3/31/2019	Expenses Paid During Period* 10/1/2018 – 3/31/2019
Actual	$1,000.00	$1,012.50	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.64	$3.33

Retail Class
Actual	$1,000.00	$1,011.30	$4.56
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	$4.58

Admin Class
Actual	$1,000.00	$1,010.10	$5.81
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.84

Class N
Actual	$1,000.00	$1,012.90	$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,021.99	$2.97

*  Expenses are equal to the Fund’s annualized expense ratio: 0.66%, 0.91%, 1.16% and 0.59% for Institutional Class, Retail Class, Admin Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 65.7% of Net Assets

Non-Convertible Bonds – 60.2%

	ABS Other – 0.5%
$24,501,862	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(a)(b)(c)	$24,347,010
20,477,931	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(a)(b)(d)(e)	16,341,389
8,324,950	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(a)(b)(d)(e)	4,163,308
32,585,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(a)(b)(d)(e)(f)	—
11,450,388	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(b)(c)	11,058,739

		55,910,446

	Aerospace & Defense – 1.2%
26,680,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	26,913,450
1,510,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	1,146,407
11,844,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	11,903,220
4,055,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	4,369,263
10,576,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	9,806,173
328,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039	345,220
10,821,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	11,389,102
6,995,000	Textron Financial Corp., 3-month LIBOR + 1.735%, 4.419%, 2/15/2067, 144A(g)	5,316,200
23,658,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	32,269,038
25,941,000	TransDigm, Inc., 6.500%, 7/15/2024	26,654,377

		130,112,450

	Airlines – 0.7%
4,754,080	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	4,661,940
4,657,037	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	4,545,882
2,617,743	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	2,657,113
2,695,901	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	2,735,396
1,207	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	1,242
284,489	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	299,909
5,570,416	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	5,672,355

See accompanying notes to financial statements.

5  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Airlines – continued
$56,320,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	$57,446,400
1,319,326	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	1,327,559

		79,347,796

	Automotive – 1.0%
3,641,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	3,472,604
3,172,000	Cummins, Inc., 6.750%, 2/15/2027	3,834,549
1,560,000	Ford Motor Co., 6.625%, 2/15/2028	1,653,553
1,580,000	Ford Motor Co., 7.500%, 8/01/2026	1,761,720
26,145,000	Ford Motor Credit Co. LLC, 5.596%, 1/07/2022	26,965,692
37,875,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	38,679,085
12,479,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	11,402,686
6,201,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	6,402,532
3,510,000	IHO Verwaltungs GmbH, 5.250% PIK, 4.500% Cash, 9/15/2023, 144A(h)	3,483,675
9,660,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	9,104,550

		106,760,646

	Banking – 5.1%
4,423,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	4,325,026
59,285,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	60,203,366
54,910,000	Bank of Nova Scotia (The), 2.130%, 6/15/2020, (CAD)	41,119,119
22,200,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(i)	23,634,786
7,340,000	Citigroup, Inc., 4.500%, 1/14/2022	7,655,421
52,380,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	36,216,395
4,045,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	4,119,143
3,945,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	3,476,216
27,405,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	20,921,601
4,065,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	4,159,699
26,445,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	25,561,449
6,600,000	Morgan Stanley, 3.950%, 4/23/2027	6,598,002
47,205,000	Morgan Stanley, 4.350%, 9/08/2026	48,429,588
75,000,000	Morgan Stanley, GMTN, 5.000%, 9/30/2021, (AUD)	56,526,866
139,740,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	143,890,366
15,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	17,374,082
68,800,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	52,338,660
2,250,000	National Australia Bank Ltd., 5.000%, 3/11/2024, (AUD)	1,794,850

		558,344,635

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Brokerage – 1.3%
$3,986,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	$4,005,930
2,010,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 8/15/2024, 144A	1,979,850
29,995,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	30,444,925
51,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	54,312,437
29,470,000	Jefferies Group LLC, 6.250%, 1/15/2036	30,522,266
22,428,000	Jefferies Group LLC, 6.450%, 6/08/2027	24,486,290

		145,751,698

	Building Materials – 0.2%
7,794,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	7,618,635
4,057,000	Masco Corp., 6.500%, 8/15/2032	4,615,299
841,000	Masco Corp., 7.125%, 3/15/2020	873,866
4,534,000	Masco Corp., 7.750%, 8/01/2029	5,505,801
650,000	Owens Corning, 4.400%, 1/30/2048	534,768
6,344,000	Owens Corning, 7.000%, 12/01/2036	7,214,390

		26,362,759

	Cable Satellite – 0.9%
24,710,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	24,771,775
9,330,000	DISH DBS Corp., 5.000%, 3/15/2023	8,397,000
37,585,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	28,573,431
6,190,000	Time Warner Cable LLC, 4.500%, 9/15/2042	5,410,223
535,000	Time Warner Cable LLC, 5.875%, 11/15/2040	548,321
15,800,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	12,473,174
19,615,000	Ziggo BV, 5.500%, 1/15/2027, 144A	19,369,813

		99,543,737

	Chemicals – 1.6%
3,744,000	Chemours Co. (The), 6.625%, 5/15/2023	3,870,697
18,254,000	Consolidated Energy Finance S.A., 6.500%, 5/15/2026, 144A	18,162,730
33,969,000	Hexion, Inc., 7.875%, 2/15/2023(b)(c)	11,918,703
11,305,000	Hexion, Inc., 9.200%, 3/15/2021(b)(c)	2,826,250
17,370,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020(b)(c)	4,342,500
119,535,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	120,032,412
6,795,000	Methanex Corp., 5.250%, 3/01/2022	7,003,373
2,305,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	2,270,425

		170,427,090

	Construction Machinery – 0.4%
27,030,000	Toro Co. (The), 6.625%, 5/01/2037(b)(c)	32,177,930
3,280,000	United Rentals North America, Inc., 4.875%, 1/15/2028	3,190,456
9,505,000	United Rentals North America, Inc., 6.500%, 12/15/2026	10,004,012

		45,372,398

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Consumer Cyclical Services – 0.1%
$8,919,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	$9,387,248

	Consumer Products – 0.1%
15,473,000	Avon Products, Inc., 8.950%, 3/15/2043	14,772,847

	Diversified Manufacturing – 0.2%
8,950,000	General Electric Co., 4.500%, 3/11/2044	8,176,217
11,695,000	General Electric Co., Series A, MTN, 3-month LIBOR + 0.300%, 3.087%, 5/13/2024(g)	10,756,651
2,080,000	General Electric Co., Series D, (fixed rate to 1/21/2021, variable rate thereafter), 5.000%(i)	1,942,720

		20,875,588

	Electric – 1.2%
3,075,000	AES Corp. (The), 4.875%, 5/15/2023	3,117,281
44,959,700	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	47,852,330
38,973,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	39,138,245
8,663,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	10,552,623
12,250,000	Vistra Energy Corp., 5.875%, 6/01/2023	12,525,625
21,242,000	Vistra Energy Corp., 7.625%, 11/01/2024	22,463,840

		135,649,944

	Finance Companies – 3.5%
3,100,000	AGFC Capital Trust I, 3-month LIBOR + 1.750%, 4.537%, 1/15/2067, 144A(a)(b)(e)(g)	1,758,299
15,330,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	15,069,626
2,340,000	iStar, Inc., 4.625%, 9/15/2020	2,366,325
1,890,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	1,925,438
2,830,000	Navient Corp., 5.875%, 10/25/2024	2,738,025
150,996(††)	Navient Corp., 6.000%, 12/15/2043	3,169,910
35,296,000	Navient Corp., 6.750%, 6/15/2026	33,795,920
75,327,000	Navient Corp., MTN, 6.125%, 3/25/2024	75,232,841
27,420,000	Navient LLC, 5.500%, 1/25/2023	27,454,275
2,950,000	Navient LLC, MTN, 7.250%, 1/25/2022	3,127,000
51,024,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033	39,033,360
5,765,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	5,397,481
31,410,000	Springleaf Finance Corp., 6.875%, 3/15/2025	32,391,563
10,145,000	Springleaf Finance Corp., 7.125%, 3/15/2026	10,328,827
36,085,000	Springleaf Finance Corp., 7.750%, 10/01/2021	38,881,588
77,845,000	Springleaf Finance Corp., 8.250%, 10/01/2023	85,824,112

		378,494,590

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Financial Other – 0.3%
$35,775,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	$36,311,625

	Food & Beverage – 0.0%
1,500,000	Fonterra Co-operative Group Ltd., MTN, 4.500%, 6/30/2021, (AUD)	1,117,440

	Gaming – 0.2%
17,635,000	International Game Technology PLC, 6.250%, 1/15/2027, 144A	18,075,875

	Government Owned – No Guarantee – 0.5%
28,720,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	32,718,743
24,335,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	21,767,658

		54,486,401

	Healthcare – 2.6%
5,175,000	HCA, Inc., 5.375%, 9/01/2026	5,453,156
27,204,000	HCA, Inc., 7.050%, 12/01/2027	29,720,370
27,545,000	HCA, Inc., 7.500%, 11/06/2033	31,607,887
45,324,000	HCA, Inc., 8.360%, 4/15/2024	52,349,220
6,944,000	HCA, Inc., MTN, 7.580%, 9/15/2025	7,812,000
12,446,000	HCA, Inc., MTN, 7.750%, 7/15/2036	14,188,440
1,430,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	1,454,882
45,135,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	45,362,932
54,975,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	56,624,250
46,694,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	43,892,360
990,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	1,065,092
690,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	696,038

		290,226,627

	Home Construction – 0.7%
363,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	347,572
16,729,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	13,801,425
52,605,000	PulteGroup, Inc., 6.000%, 2/15/2035	50,435,044
13,360,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	13,376,700

		77,960,741

	Independent Energy – 4.0%
1,190,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	1,189,433
2,770,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	2,606,620
24,372,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	26,694,652
7,440,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	7,347,000
6,507,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	6,043,376

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Independent Energy – continued
$21,830,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A(b)(c)	$13,070,276
11,379,000	California Resources Corp., 5.500%, 9/15/2021	8,852,179
1,709,000	California Resources Corp., 6.000%, 11/15/2024	1,111,568
82,015,000	California Resources Corp., 8.000%, 12/15/2022, 144A	64,406,380
1,835,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	1,807,475
24,610,000	Chesapeake Energy Corp., 8.000%, 1/15/2025	25,102,200
36,790,000	Chesapeake Energy Corp., 8.000%, 6/15/2027	36,238,150
19,891,000	Continental Resources, Inc., 3.800%, 6/01/2024	20,021,089
8,832,000	Continental Resources, Inc., 4.500%, 4/15/2023	9,142,724
608,000	Continental Resources, Inc., 5.000%, 9/15/2022	612,333
1,775,000	EQT Corp., 8.125%, 6/01/2019	1,789,794
15,912,000	Halcon Resources Corp., 6.750%, 2/15/2025	9,547,200
20,735,000	Lonestar Resources America, Inc., 11.250%, 1/01/2023, 144A	20,394,531
145,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	134,125
16,830,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	15,693,975
2,000,000	Montage Resources Corp., 8.875%, 7/15/2023	1,905,600
2,660,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	2,660,000
280,000	Pan American Energy LLC, 7.875%, 5/07/2021, 144A	284,200
4,270,000	QEP Resources, Inc., 5.250%, 5/01/2023	4,024,475
27,050,000	Sanchez Energy Corp., 6.125%, 1/15/2023	3,651,750
12,420,000	Sanchez Energy Corp., 7.750%, 6/15/2021	1,753,828
4,915,000	SM Energy Co., 5.000%, 1/15/2024	4,546,375
9,235,000	SM Energy Co., 5.625%, 6/01/2025	8,539,050
17,818,000	SM Energy Co., 6.125%, 11/15/2022	17,818,000
7,107,000	SM Energy Co., 6.625%, 1/15/2027	6,751,650
11,777,000	SM Energy Co., 6.750%, 9/15/2026	11,291,199
25,660,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	20,399,700
38,670,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	39,114,705
7,005,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	7,041,916
33,205,000	Whiting Petroleum Corp., 6.625%, 1/15/2026	32,540,900

		434,128,428

	Life Insurance – 2.4%
6,212,000	American International Group, Inc., 4.875%, 6/01/2022	6,571,909
67,930,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(i)	72,685,100
1,185,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(i)	1,571,906
15,000,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	16,506,181
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	15,364,250
2,030,000	MetLife, Inc., (fixed rate to 4/08/2038, variable rate thereafter), 9.250%, 4/08/2068, 144A	2,730,350
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	73,907,520

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Life Insurance – continued
$38,476,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(b)(c)	$61,519,256
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(b)(c)	16,682,778

		267,539,250

	Local Authorities – 0.7%
99,500,000	New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)	73,965,977
1,507,000	Ontario Hydro, 6.042%, 11/27/2020, (CAD)(j)	1,088,624

		75,054,601

	Media Entertainment – 0.5%
164,410,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	5,730,644
1,160,000	iHeartCommunications, Inc., 9.000%, 3/01/2021(k)	817,800
66,650,000	iHeartCommunications, Inc., 9.000%, 9/15/2022(k)	46,988,250

		53,536,694

	Metals & Mining – 1.3%
8,456,540	1839688 Alberta ULC, 14.000% PIK, 14.000% Cash, 2/13/2020(a)(b)(e)(k)(l)	—
35,180,000	ArcelorMittal, 6.750%, 3/01/2041	39,216,232
3,635,000	ArcelorMittal, 7.000%, 10/15/2039	4,138,548
3,950,000	Barrick Gold Corp., 5.800%, 11/15/2034	4,306,521
23,735,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	27,525,927
12,096,000	Commercial Metals Co., 5.375%, 7/15/2027	11,642,400
5,000,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	4,637,500
27,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	27,456
16,650,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	16,754,062
1,445,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	1,383,587
11,965,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	9,054,220
15,555,000	United States Steel Corp., 6.650%, 6/01/2037	13,688,400
10,540,000	Worthington Industries, Inc., 6.500%, 4/15/2020	10,925,428

		143,300,281

	Midstream – 1.1%
755,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022, 144A	766,325
9,050,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	9,276,250
7,325,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	7,631,146
1,455,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	1,533,820
7,500,000	Florida Gas Transmission Co. LLC, 7.900%, 5/15/2019, 144A	7,542,958
310,000	Gibson Energy, Inc., 5.375%, 7/15/2022, 144A, (CAD)	235,165

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Midstream – continued
$31,400,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	$32,494,290
17,922,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	17,294,730
11,555,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	11,954,803
205,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	246,000
15,845,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(i)	14,838,050
18,753,000	Williams Cos., Inc., 3.350%, 8/15/2022	18,893,608

		122,707,145

	Mortgage Related – 0.0%
31,246	FHLMC, 5.000%, 12/01/2031	33,164

	Oil Field Services – 1.5%
15,500,000	Ensco PLC, 7.750%, 2/01/2026	13,078,125
8,997,000	Global Marine, Inc., 7.000%, 6/01/2028	7,759,913
15,000,000	Nabors Industries, Inc., 5.100%, 9/15/2023	13,731,000
13,165,000	Noble Holding International Ltd., 7.875%, 2/01/2026, 144A	12,210,537
10,000	Precision Drilling Corp., 5.250%, 11/15/2024	9,350
6,764	Precision Drilling Corp., 6.500%, 12/15/2021	6,815
2,710,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	2,574,500
29,488,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	30,262,060
51,710,000	Transocean, Inc., 5.800%, 10/15/2022	50,675,800
43,287,000	Transocean, Inc., 6.800%, 3/15/2038	33,547,425

		163,855,525

	Paper – 1.2%
38,882,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	52,827,748
9,625,000	International Paper Co., 8.700%, 6/15/2038	13,490,282
8,214,000	WestRock MWV LLC, 7.950%, 2/15/2031	10,707,857
25,138,000	WestRock MWV LLC, 8.200%, 1/15/2030	32,851,039
4,127,000	Weyerhaeuser Co., 6.950%, 10/01/2027	4,991,859
14,035,000	Weyerhaeuser Co., 7.375%, 3/15/2032	18,529,567

		133,398,352

	Property & Casualty Insurance – 0.2%
2,000,000	Liberty Mutual Group, Inc., 3-month LIBOR + 2.905%, 5.516%, 3/07/2067, 144A(g)	1,895,000
13,985,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 14.047%, 1/15/2033, 144A(f)(g)	9,160,175
80,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 14.047%, 1/15/2033(f)(g)	52,400

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Property & Casualty Insurance – continued
$7,635,000	Radian Group, Inc., 4.500%, 10/01/2024	$7,520,475

		18,628,050

	Retailers – 0.4%
4,680,000	Dillard’s, Inc., 7.000%, 12/01/2028	4,893,408
7,182,000	Dillard’s, Inc., 7.750%, 7/15/2026	7,744,781
2,250,000	Dillard’s, Inc., 7.750%, 5/15/2027	2,439,328
7,675,000	GameStop Corp., 5.500%, 10/01/2019, 144A	7,675,000
36,970,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	12,939,500
3,515,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	1,177,525
9,245,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	10,013,063

		46,882,605

	Supermarkets – 2.0%
14,985,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025	14,217,019
6,795,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024	6,862,950
111,632,000	New Albertsons LP, 7.450%, 8/01/2029	98,794,320
33,814,000	New Albertsons LP, 7.750%, 6/15/2026	30,815,375
35,988,000	New Albertsons LP, 8.000%, 5/01/2031	32,388,120
13,559,000	New Albertsons LP, 8.700%, 5/01/2030	12,474,280
24,159,000	New Albertsons LP, Series C, MTN, 6.625%, 6/01/2028	19,568,790
2,705,000	Safeway, Inc., 7.250%, 2/01/2031	2,434,500

		217,555,354

	Supranational – 0.4%
18,525,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	13,887,673
40,000,000	Inter-American Development Bank, MTN, 6.500%, 8/20/2019, (AUD)	28,932,085

		42,819,758

	Technology – 1.0%
238,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	249,157
73,905,000	KLA-Tencor Corp., 4.650%, 11/01/2024	78,945,746
12,970,000	KLA-Tencor Corp., 5.650%, 11/01/2034	14,065,932
2,277,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	2,609,852
8,817,000	Seagate HDD Cayman, 4.875%, 6/01/2027	8,405,121

		104,275,808

	Transportation Services – 0.2%
20,994,000	APL Ltd., 8.000%, 1/15/2024(b)(c)	18,660,517

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Treasuries – 15.5%
545,500,000	Canadian Government Bond, 0.750%, 9/01/2020, (CAD)	$403,523,456
980,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(m)	1,141,322
2,040,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(m)	2,148,627
1,290,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(m)	1,345,173
310,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2037, (EUR)(m)	321,182
3,710,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(m)	3,801,383
4,825,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(m)	4,918,451
465,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2040, (EUR)(m)	473,306
6,200,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(m)	6,307,195
2,331,740,000	Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	20,645,526
8,600,000(†††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	39,136,807
8,554,600(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	42,913,481
4,579,595(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	22,798,115
10,160,320(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	50,684,216
39,547,655(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	205,105,230
3,288,446(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	17,416,002
34,470,000(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	194,949,225
113,749(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	643,321
128,565,000	New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)	95,872,277
83,000,000	New Zealand Government Bond, Series 420, 3.000%, 4/15/2020, (NZD)	57,373,323
764,599,000	Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	93,256,265
1,096,778,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	127,712,241
253,010,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	66,235,522
97,345,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	28,045,285
203,945,000	U.S. Treasury Bond, 3.000%, 8/15/2048	211,114,941

		1,697,881,872

	Wireless – 1.1%
281,500,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	13,342,435
143,600,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	6,400,483
53,182,000	Sprint Capital Corp., 6.875%, 11/15/2028	51,121,197
8,400,000	Sprint Capital Corp., 8.750%, 3/15/2032	8,862,840
27,683,000	Sprint Communications, Inc., 6.000%, 11/15/2022	27,898,927
10,853,000	Sprint Corp., 7.125%, 6/15/2024	11,015,795

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Wireless – continued
$2,268,000	Sprint Corp., 7.250%, 9/15/2021	$2,381,400

		121,023,077

	Wirelines – 4.4%
137,303,000	AT&T, Inc., 4.300%, 2/15/2030	138,878,994
18,120,000	AT&T, Inc., 4.500%, 3/09/2048	17,001,856
19,930,000	AT&T, Inc., 4.550%, 3/09/2049	18,820,978
5,790,000	Bell Canada, Inc., MTN, 6.550%, 5/01/2029, 144A, (CAD)	5,450,923
3,695,000	Bell Canada, Inc., MTN, 7.300%, 2/23/2032, (CAD)	3,716,456
10,946,000	Bell Canada, Inc., Series M-17, 6.100%, 3/16/2035, (CAD)	10,208,895
1,875,000	CenturyLink, Inc., 5.625%, 4/01/2025	1,814,063
11,005,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	10,344,700
1,700,000	CenturyLink, Inc., Series S, 6.450%, 6/15/2021	1,770,125
11,795,000	CenturyLink, Inc., Series W, 6.750%, 12/01/2023	12,311,031
3,825,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	3,318,723
895,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	823,919
26,767,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	24,424,888
1,095,000	Frontier Communications Corp., 7.875%, 1/15/2027	556,446
26,992,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	24,394,020
10,785,000	Qwest Corp., 7.250%, 9/15/2025	11,611,356
49,543,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	45,827,275
23,485,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	22,663,025
4,300,000	Telecom Italia SpA, EMTN, 5.875%, 5/19/2023, (GBP)	5,973,764
4,700,000	Telefonica Emisiones S.A., EMTN, 5.289%, 12/09/2022, (GBP)	6,875,255
18,145,000	Telefonica Emisiones S.A., EMTN, 5.375%, 2/02/2026, (GBP)	27,917,839
71,128,000	Verizon Communications, Inc., 4.329%, 9/21/2028	75,255,558
5,495,000	Windstream Services LLC/Windstream Finance Corp., 9.000%, 6/30/2025, 144A(f)	3,736,600
12,552,000	Windstream Services LLC/Windstream Finance Corp., 10.500%, 6/30/2024, 144A(f)	9,257,100

		482,953,789

	Total Non-Convertible Bonds (Identified Cost $7,089,075,414)	6,599,526,851

Convertible Bonds – 3.8%

	Cable Satellite – 1.7%
48,505,000	DISH Network Corp., 2.375%, 3/15/2024	40,010,377
177,520,000	DISH Network Corp., 3.375%, 8/15/2026	150,803,260

		190,813,637

	Finance Companies – 0.2%
18,765,000	iStar, Inc., 3.125%, 9/15/2022	17,216,887

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Independent Energy – 0.6%
$57,440,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	$53,223,569
14,628,000	SM Energy Co., 1.500%, 7/01/2021	13,657,288
4,415,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	4,267,813

		71,148,670

	Leisure – 0.3%
35,626,000	Rovi Corp., 0.500%, 3/01/2020	34,554,726

	Media Entertainment – 0.1%
6,471,422	Liberty Interactive LLC, 3.500%, 1/15/2031	9,317,981

	Pharmaceuticals – 0.1%
4,102,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	4,196,859
1,263,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	1,435,472

		5,632,331

	Technology – 0.8%
13,345,000	Booking Holdings, Inc., 0.900%, 9/15/2021	14,730,211
6,420,000	Evolent Health, Inc., 2.000%, 12/01/2021	6,190,278
27,117,000	Nuance Communications, Inc., 1.000%, 12/15/2035	25,259,486
16,613,000	Nuance Communications, Inc., 1.250%, 4/01/2025	16,480,594
1,566,000	Nuance Communications, Inc., 1.500%, 11/01/2035	1,558,170
23,950,000	Western Digital Corp., 1.500%, 2/01/2024, 144A	21,064,333

		85,283,072

	Total Convertible Bonds (Identified Cost $444,534,111)	413,967,304

Municipals – 1.7%

	District of Columbia – 0.1%
5,610,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	8,278,958

	Illinois – 0.2%
25,725,000	State of Illinois, 5.100%, 6/01/2033	25,277,900

	Michigan – 0.1%
13,390,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	13,297,207

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Virginia – 0.9%
$96,825,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	$93,546,505

	Puerto Rico – 0.4%
85,210,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035(k)	44,202,687

	Total Municipals (Identified Cost $207,769,423)	184,603,257

	Total Bonds and Notes (Identified Cost $7,741,378,948)	7,198,097,412

Senior Loans – 0.7%

	Chemicals – 0.4%
48,235,000	Houghton International, Inc., New 2nd Lien Term Loan, 1-month LIBOR + 8.500%, 10.999%, 12/20/2020(g)	47,993,825

	Financial Other – 0.2%
16,305,491	DBRS Ltd., Term Loan, 3-month LIBOR + 5.250%, 7.879%, 3/04/2022(g)	16,142,436

	Oil Field Services – 0.0%
3,704,391	Petroleum Geo-Services ASA, New Term Loan B, 3-month LIBOR + 2.500%, 5.101%, 3/19/2021(g)	3,544,658

	Technology – 0.1%
7,048,927	IQOR U.S., Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.750%, 11.547%, 4/01/2022(b)(c)(g)	5,521,636

	Total Senior Loans (Identified Cost $74,562,875)	73,202,555

Shares

Common Stocks – 7.1%

	Automobiles – 1.7%
21,480,222	Ford Motor Co.	188,596,349

	Diversified Telecommunication Services – 3.2%
11,115,698	AT&T, Inc.	348,588,289

	Electronic Equipment, Instruments & Components – 0.5%
1,704,731	Corning, Inc.	56,426,596

	Media – 0.1%
559,124	Dex Media, Inc.(d)(f)	5,836,137

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Bond Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Oil, Gas & Consumable Fuels – 0.1%
1,033,462	Chesapeake Energy Corp.(f)	$3,203,732
2,354	Frontera Energy Corp.	19,958
209,391	Paragon Offshore Ltd., Litigation Units, Class A(d)(f)	170,235
299,302	Paragon Offshore Ltd., Litigation Units, Class B(d)(f)	10,700,047
2,021	Southcross Holdings Group LLC(d)(f)	—
2,021	Southcross Holdings LP, Class A(d)(f)	1,061,025

		15,154,997

	Pharmaceuticals – 1.5%
3,310,165	Bristol-Myers Squibb Co.	157,927,972

	Total Common Stocks (Identified Cost $763,985,980)	772,530,340

Preferred Stocks – 1.8%

Convertible Preferred Stocks – 1.7%

	Banking – 0.3%
25,823	Bank of America Corp., Series L, 7.250%	33,618,189

	Communications – 0.0%
4,982	Cincinnati Bell, Inc., Series B, 6.750%	192,504

	Independent Energy – 0.4%
257,387	Chesapeake Energy Corp., 4.500%	14,295,274
476,844	Chesapeake Energy Corp., 5.000%	25,630,365
16,454	Chesapeake Energy Corp., Series A, 5.750%, 144A(a)	8,363,075

		48,288,714

	Midstream – 0.7%
3,044	Chesapeake Energy Corp., 5.750%(a)	1,522,000
50,481	Chesapeake Energy Corp., 5.750%(a)	25,657,978
39,322	Chesapeake Energy Corp., 5.750%, 144A(a)	19,661,000
433,942	El Paso Energy Capital Trust I, 4.750%	23,506,638

		70,347,616

	REITs - Diversified – 0.3%
745,513	iStar, Inc., Series J, 4.500%	31,833,405

	Total Convertible Preferred Stocks (Identified Cost $220,813,754)	184,280,428

Non-Convertible Preferred Stocks – 0.1%

	Electric – 0.0%
2,925	Connecticut Light & Power Co. (The), 1.900%	149,475
50,100	Southern California Edison Co., 4.780%	1,102,200

		1,251,675

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Bond Fund – continued

Shares	Description	Value (†)

Non-Convertible Preferred Stocks – continued

	Finance Companies – 0.0%
16,004	iStar, Inc., Series G, 7.650%	$399,300

	Home Construction – 0.0%
52,867	Hovnanian Enterprises, Inc., 7.625%(f)	185,034

	REITs - Office Property – 0.0%
2,318	Highwoods Realty LP, Series A, 8.625%	2,723,650

	REITs - Warehouse/Industrials – 0.1%
169,007	Prologis, Inc., Series Q, 8.540%	11,619,231

	Total Non-Convertible Preferred Stocks (Identified Cost $11,892,010)	16,178,890

	Total Preferred Stocks (Identified Cost $232,705,764)	200,459,318

Closed-End Investment Companies – 0.0%
170,002	NexPoint Strategic Opportunities Fund (Identified Cost $9,807,937)	3,700,944

Principal Amount (‡)

Short-Term Investments – 22.3%

$123,565,000	Ford Motor Credit Co. LLC, 4.331%, 12/02/2019(n)	120,659,767
50,000,000	Freddie Mac Discount Notes, 2.391%, 5/21/2019(n)	49,831,944
161,762,073	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500% to be repurchased at $161,782,294 on 4/01/2019 collateralized by $165,050,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $165,000,980 including accrued interest (Note 2 of Notes to Financial Statements)	161,762,073
50,000,000	U.S. Treasury Bills, 2.381%, 9/26/2019(n)	49,414,084
75,000,000	U.S. Treasury Bills, 2.441%, 9/05/2019(n)	74,227,265
601,000,000	U.S. Treasury Bills, 2.160%-2.346%, 4/25/2019(n)(o)	600,062,939
250,000,000	U.S. Treasury Bills, 2.351%, 4/04/2019(n)	249,950,807
25,000,000	U.S. Treasury Bills, 2.430%, 8/08/2019(n)	24,787,688
50,000,000	U.S. Treasury Bills, 2.432%, 7/25/2019(n)	49,622,417
515,000,000	U.S. Treasury Bills, 2.435%-2.437%, 8/15/2019(n)(o)	510,364,712
200,000,000	U.S. Treasury Bills, 2.445%, 8/29/2019(n)	198,035,416
350,000,000	U.S. Treasury Bills, 2.460%, 5/30/2019(n)	348,650,578

	Total Short-Term Investments (Identified Cost $2,436,541,059)	2,437,369,690

	Total Investments – 97.6% (Identified Cost $11,258,982,563)	10,685,360,259

	Other assets less liabilities – 2.4%	264,293,962

	Net Assets – 100.0%	$10,949,654,221

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Bond Fund – continued

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	See Note 2 of Notes to Financial Statements.

(††)	Amount shown represents units. One unit represents a principal amount of 25.

(†††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

(b)	Illiquid security.

(c)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2019, the value of these securities amounted to $202,125,595 or 1.8% of net assets. See Note 2 of Notes to Financial Statements.

(d)	Securities subject to restriction on resale. At March 31, 2019, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets

Dex Media, Inc.	August 12, 2016	$2,639,400	$5,836,137	0.1%

GCA2014 Holdings Ltd., Series 2014-1, Class C	December 18, 2014	19,101,306	16,341,389	0.1%

GCA2014 Holdings Ltd., Series 2014-1, Class D	December 18, 2014	7,582,168	4,163,308	Less than 0.1%

GCA2014 Holdings Ltd., Series 2014-1, Class E	December 18, 2014	25,395,339	—	—

Paragon Offshore Ltd., Litigation Units, Class A	July 18, 2017	1,451,033	170,235	Less than 0.1%

Paragon Offshore Ltd., Litigation Units, Class B	July 18, 2017	28,157,326	10,700,047	0.1%

Southcross Holdings Group LLC	April 29, 2016	—	—	—

Southcross Holdings LP, Class A	April 29, 2016	2,950,992	1,061,025	Less than 0.1%

(e)	Fair valued by the Fund’s adviser. At March 31, 2019, the value of these securities amounted to $22,262,996 or 0.2% of net assets. See Note 2 of Notes to Financial Statements.

(f)	Non-income producing security.

(g)	Variable rate security. Rate as of March 31, 2019 is disclosed.

(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended March 31, 2019, interest payments were made in cash.

(i)	Perpetual bond with no specified maturity date.

(j)	Interest rate represents annualized yield at time of purchase; not a coupon rate.

(k)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(l)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. No payments were made during the period.

(m)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

(n)	Interest rate represents discount rate at time of purchase; not a coupon rate.

(o)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the value of Rule 144A holdings amounted to $1,577,557,134 or 14.4% of net assets.

ABS	Asset-Backed Securities

EMTN	Euro Medium Term Note

FHLMC	Federal Home Loan Mortgage Corp.

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Bond Fund – continued

GMTN	Global Medium Term Note

GO	General Obligation

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

PIK	Payment-in-Kind

REITs	Real Estate Investment Trusts

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

ISK	Icelandic Krona

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

Industry Summary at March 31, 2019 (Unaudited)

Treasuries	15.5%
Banking	5.4
Independent Energy	5.0
Wirelines	4.4
Finance Companies	3.7
Diversified Telecommunication Services	3.2
Cable Satellite	2.6
Healthcare	2.6
Life Insurance	2.4
Chemicals	2.0
Supermarkets	2.0
Other Investments, less than 2% each	26.5
Short-Term Investments	22.3
Closed-End Investment Companies	0.0 *

Total Investments	97.6
Other assets less liabilities	2.4

Net Assets	100.0%

* Less than 0.1%.

Currency Exposure Summary at March 31, 2019 (Unaudited)

United States Dollar	79.3%
Mexican Peso	5.7
Canadian Dollar	5.4
Norwegian Krone	2.0
Other, less than 2% each	5.2

Total Investments	97.6
Other assets less liabilities	2.4

Net Assets	100.0%

See accompanying notes to financial statements.

21  |

Statement of Assets and Liabilities

March 31, 2019 (Unaudited)

ASSETS
Investments at cost	$11,258,982,563
Net unrealized depreciation	(573,622,304)

Investments at value	10,685,360,259
Cash	518,264
Foreign currency at value (identified cost $5,284,593)	5,191,065
Receivable for Fund shares sold	17,933,934
Receivable for securities sold	117,436,347
Dividends and interest receivable	140,445,097
Tax reclaims receivable	88,897
Prepaid expenses (Note 7)	786

TOTAL ASSETS	10,966,974,649

LIABILITIES
Payable for Fund shares redeemed	9,775,040
Management fees payable (Note 5)	4,892,522
Deferred Trustees’ fees (Note 5)	1,662,638
Administrative fees payable (Note 5)	402,394
Payable to distributor (Note 5d)	96,760
Other accounts payable and accrued expenses	491,074

TOTAL LIABILITIES	17,320,428

NET ASSETS	$10,949,654,221

NET ASSETS CONSIST OF:
Paid-in capital	$11,681,574,551
Accumulated loss	(731,920,330)

NET ASSETS	$10,949,654,221

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$8,254,430,029

Shares of beneficial interest	614,794,353

Net asset value, offering and redemption price per share	$13.43

Retail Class:
Net assets	$2,133,210,919

Shares of beneficial interest	159,737,336

Net asset value, offering and redemption price per share	$13.35

Admin Class shares:
Net assets	$98,585,769

Shares of beneficial interest	7,412,092

Net asset value, offering and redemption price per share	$13.30

Class N shares:
Net assets	$463,427,504

Shares of beneficial interest	34,558,981

Net asset value, offering and redemption price per share	$13.41

See accompanying notes to financial statements.

|  22

Statement of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

INVESTMENT INCOME
Interest	$245,574,493
Dividends	23,250,628
Less net foreign taxes withheld	(86)

268,825,035

Expenses
Management fees (Note 5)	29,377,284
Service and distribution fees (Note 5)	3,064,124
Administrative fees (Note 5)	2,460,316
Trustees’ fees and expenses (Note 5)	74,942
Transfer agent fees and expenses (Notes 5 and 6)	4,039,894
Audit and tax services fees	32,607
Custodian fees and expenses	215,245
Legal fees	111,226
Registration fees	138,277
Shareholder reporting expenses	221,176
Miscellaneous expenses (Note 7)	185,764

Total expenses	39,920,855
Less waiver and/or expense reimbursement (Note 5)	(57,635)

Net expenses	39,863,220

Net investment income	228,961,815

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss on:
Investments	(24,086,080)
Foreign currency transactions (Note 2c)	(975,718)
Net change in unrealized appreciation (depreciation) on:
Investments	(101,276,277)
Foreign currency translations (Note 2c)	1,978,004

Net realized and unrealized loss on investments and foreign currency transactions	(124,360,071)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$104,601,744

See accompanying notes to financial statements.

23  |

Statement of Changes in Net Assets

	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
FROM OPERATIONS:
Net investment income	$228,961,815	$449,279,257
Net realized loss on investments and foreign currency transactions	(25,061,798)	(73,732,618)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(99,298,273)	(276,730,698)

Net increase in net assets resulting from operations	104,601,744	98,815,941

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(190,737,371)	(560,660,670)
Retail Class	(47,908,783)	(181,286,570)
Admin Class	(2,206,550)	(7,655,310)
Class N	(10,138,218)	(22,074,884)

Total distributions	(250,990,922)	(771,677,434)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	(1,015,203,881)	(892,380,889)

Net decrease in net assets	(1,161,593,059)	(1,565,242,382)
NET ASSETS
Beginning of the period	12,111,247,280	13,676,489,662

End of the period	$10,949,654,221	$12,111,247,280

See accompanying notes to financial statements.

|  24

Financial Highlights

For a share outstanding throughout each period.

	Institutional Class
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$13.57		$14.28	$14.04	$13.65	$15.49	$15.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.28		0.49	0.53	0.56	0.61	0.60
Net realized and unrealized gain (loss)	(0.12)		(0.37)	0.28	0.62	(1.55)	0.54

Total from Investment Operations	0.16		0.12	0.81	1.18	(0.94)	1.14

LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)		(0.54)	(0.43)	(0.29)	(0.50)	(0.67)
Net realized capital gains	(0.04)		(0.29)	(0.14)	(0.50)	(0.40)	(0.07)

Total Distributions	(0.30)		(0.83)	(0.57)	(0.79)	(0.90)	(0.74)

Net asset value, end of the period	$13.43		$13.57	$14.28	$14.04	$13.65	$15.49

Total return	1.25	%(b)	0.97%	5.99%	9.17%	(6.37)%	7.66%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$8,254,430		$9,025,850	$9,785,854	$10,045,427	$12,966,991	$15,488,726
Net expenses	0.66	%(c)	0.66%	0.66%	0.66%	0.64%	0.63%
Gross expenses	0.66	%(c)	0.66%	0.66%	0.66%	0.64%	0.63%
Net investment income	4.16	%(c)	3.59%	3.80%	4.21%	4.17%	3.85%
Portfolio turnover rate	10%		7%	9%	13%	22%	26%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

25  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Retail Class
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$13.49		$14.21	$13.97	$13.59	$15.43	$15.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26		0.46	0.50	0.53	0.57	0.55
Net realized and unrealized gain (loss)	(0.12)		(0.38)	0.28	0.61	(1.55)	0.56

Total from Investment Operations	0.14		0.08	0.78	1.14	(0.98)	1.11

LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)		(0.51)	(0.40)	(0.26)	(0.46)	(0.63)
Net realized capital gains	(0.04)		(0.29)	(0.14)	(0.50)	(0.40)	(0.07)

Total Distributions	(0.28)		(0.80)	(0.54)	(0.76)	(0.86)	(0.70)

Net asset value, end of the period	$13.35		$13.49	$14.21	$13.97	$13.59	$15.43

Total return	1.13	%(b)	0.64%	5.75%	8.86%	(6.58)%	7.40%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,133,211		$2,520,105	$3,496,126	$4,495,997	$6,268,878	$8,627,288
Net expenses	0.91	%(c)	0.91%	0.91%	0.91%	0.89%	0.91%
Gross expenses	0.91	%(c)	0.91%	0.91%	0.91%	0.89%	0.91%
Net investment income	3.91	%(c)	3.33%	3.56%	3.97%	3.91%	3.58%
Portfolio turnover rate	10%		7%	9%	13%	22%	26%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  26

Financial Highlights – continued

For a share outstanding throughout each period.

	Admin Class
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$13.44		$14.16	$13.92	$13.54	$15.38	$14.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24		0.42	0.46	0.49	0.53	0.51
Net realized and unrealized gain (loss)	(0.11)		(0.38)	0.28	0.62	(1.55)	0.55

Total from Investment Operations	0.13		0.04	0.74	1.11	(1.02)	1.06

LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)		(0.47)	(0.36)	(0.23)	(0.42)	(0.59)
Net realized capital gains	(0.04)		(0.29)	(0.14)	(0.50)	(0.40)	(0.07)

Total Distributions	(0.27)		(0.76)	(0.50)	(0.73)	(0.82)	(0.66)

Net asset value, end of the period	$13.30		$13.44	$14.16	$13.92	$13.54	$15.38

Total return	1.01	%(b)	0.38%	5.51%	8.64%	(6.89)%	7.15%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$98,586		$121,683	$170,436	$185,902	$239,088	$292,668
Net expenses	1.16	%(c)	1.16%	1.16%	1.16%	1.14%	1.17%
Gross expenses	1.16	%(c)	1.16%	1.16%	1.16%	1.14%	1.17%
Net investment income	3.65	%(c)	3.08%	3.31%	3.72%	3.67%	3.32%
Portfolio turnover rate	10%		7%	9%	13%	22%	26%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

27  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Class N
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$13.55		$14.27	$14.02	$13.64	$15.48	$15.07

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.28		0.50	0.54	0.57	0.63	0.59
Net realized and unrealized gain (loss)	(0.12)		(0.38)	0.29	0.61	(1.56)	0.57

Total from Investment Operations	0.16		0.12	0.83	1.18	(0.93)	1.16

LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)		(0.55)	(0.44)	(0.30)	(0.51)	(0.68)
Net realized capital gains	(0.04)		(0.29)	(0.14)	(0.50)	(0.40)	(0.07)

Total Distributions	(0.30)		(0.84)	(0.58)	(0.80)	(0.91)	(0.75)

Net asset value, end of the period	$13.41		$13.55	$14.27	$14.02	$13.64	$15.48

Total return	1.29	%(b)	0.97%	6.14%	9.18%	(6.31)%	7.79%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$463,428		$443,609	$224,074	$113,335	$85,042	$31,387
Net expenses	0.59	%(c)	0.59%	0.59%	0.58%	0.57%	0.58	%(d)
Gross expenses	0.59	%(c)	0.59%	0.59%	0.58%	0.57%	0.58	%(d)
Net investment income	4.24	%(c)	3.68%	3.83%	4.28%	4.33%	3.80%
Portfolio turnover rate	10%		7%	9%	13%	22%	26%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

|  28

Notes to Financial Statements

March 31, 2019 (Unaudited)

1.  Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in these financial statements pertains to Loomis Sayles Bond Fund (the “Fund”).

The Fund is a diversified investment company.

The Fund offers Institutional Class, Retail Class, Admin Class and Class N shares.

Each share class is sold without a sales charge. Retail Class and Admin Class shares pay a Rule 12b-1 fee. Admin Class shares are primarily intended for employer-sponsored retirement plans and are offered exclusively through intermediaries. Class N shares do not pay a front-end sales charge, a contingent deferred sales charge (“CDSC”) or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Institutional Class as outlined in the Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, and Gateway Trust (“Natixis Funds Trusts”), and Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and the Natixis ETF Trust. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class and Admin Class) and transfer agent fees are borne collectively for Institutional Class, Retail Class, and Admin Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

29  |

Notes to Financial Statements – continued

March 31, 2019 (Unaudited)

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from

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prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of March 31, 2019, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$202,125,595	1.8%	$22,262,996	0.2%

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statement of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.

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The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statement of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statement of Operations, may be characterized as ordinary income and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.

During the six months ended March 31, 2019, the amount of income available to be distributed by the Fund has been reduced by $38,673,138 as a result of losses arising from changes in exchange rates.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  When-Issued and Delayed Delivery Transactions. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. No interest accrues to the Fund until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

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There were no when-issued or delayed delivery securities held by the Fund as of March 31, 2019.

e.  Federal and Foreign Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of March 31, 2019 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

f.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency transactions, defaulted and/or non-income producing securities, distribution re-designations, partnership basis adjustments, contingent payment debt instruments, premium amortization, convertible bonds, paydown gains and losses and return of capital and capital gain distributions received. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital

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accounts reported on the Statement of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, convertible bonds, defaulted and/or non-income producing securities, return of capital distributions received, trust preferred securities, partnership basis adjustments, corporate actions and contingent payment debt instruments. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2018 was as follows:

2018 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$ 499,042,461	$ 272,634,973	$ 771,677,434

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statement of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of March 31, 2019, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

Unrealized appreciation (depreciation)
Investments	$(71,878,721)
Foreign currency translations	(555,606,230)

Total unrealized depreciation	$(627,484,951)

As of March 31, 2019, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

Federal tax cost	$11,333,053,582

Gross tax appreciation	$516,043,023
Gross tax depreciation	(1,163,736,346)

Net tax depreciation	$(647,693,323)

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.

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The difference between these amounts and those reported in the preceding table are primarily attributable to foreign currency mark-to-market.

g.  Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2019, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

h.  Securities Lending. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

For the six months ended March 31, 2019, the Fund did not loan securities under this agreement.

i.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that

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may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

j.  New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has evaluated the application of this provision and has determined the impact to be immaterial to the Fund.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be

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used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$11,058,739	$44,851,707	(b)(c)	$55,910,446
Finance Companies	3,169,910	373,566,381	1,758,299	(d)	378,494,590
Metals & Mining	—	143,300,281	—	(c)	143,300,281
All Other Non-Convertible Bonds(a)	—	6,021,821,534	—		6,021,821,534

Total Non-Convertible Bonds	3,169,910	6,549,746,935	46,610,006		6,599,526,851

Convertible Bonds(a)	—	413,967,304	—		413,967,304
Municipals(a)	—	184,603,257	—		184,603,257

Total Bonds and Notes	3,169,910	7,148,317,496	46,610,006		7,198,097,412

Senior Loans(a)	—	73,202,555	—		73,202,555
Common Stocks
Media	—	5,836,137	—		5,836,137
Oil, Gas & Consumable Fuels	3,223,690	11,931,307	—		15,154,997
All Other Common Stocks(a)	751,539,206	—	—		751,539,206

Total Common Stocks	754,762,896	17,767,444	—		772,530,340

Preferred Stocks
Convertible Preferred Stocks
Independent Energy	14,295,274	25,630,365	8,363,075	(e)	48,288,714
Midstream	23,506,638	—	46,840,978	(e)	70,347,616
REITs — Diversified	—	31,833,405	—		31,833,405
All Other Convertible Preferred Stocks(a)	33,810,693	—	—		33,810,693

Total Convertible Preferred Stocks	71,612,605	57,463,770	55,204,053		184,280,428

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Asset Valuation Inputs – continued

Description	Level 1	Level 2	Level 3	Total
Non-Convertible Preferred Stocks
Electric	1,102,200	149,475	—	1,251,675
REITs — Office Property	—	2,723,650	—	2,723,650
REITs — Warehouse/Industrials	—	11,619,231	—	11,619,231
All Other Non-Convertible Preferred Stocks(a)	584,334	—	—	584,334

Total Non-Convertible Preferred Stocks	1,686,534	14,492,356	—	16,178,890

Total Preferred Stocks	73,299,139	71,956,126	55,204,053	200,459,318

Closed-End Investment Companies	3,700,944	—	—	3,700,944
Short-Term Investments	—	2,437,369,690	—	2,437,369,690

Total	$834,932,889	$9,748,613,311	$101,814,059	$10,685,360,259

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Valued using broker-dealer bid prices ($24,347,010) or fair valued by the Fund’s adviser ($4,163,308) or fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($16,341,389).

(c) Includes a security fair valued at zero using Level 3 inputs.

(d) Fair valued by the Fund’s adviser.

(e) Valued using broker-dealer bid prices.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2018 and/or March 31, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Other	$46,028,298	(a)	$—	$40,624	$1,354,770	$805,143
Finance Companies	—		686	—	176,613	—
Metals & Mining	4,228		95,086	—	(99,314)	—
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	—		—	—	(1,490,016)	—
Midstream	—		—	—	(9,269,703)	10,220,750

Total	$46,032,526		$95,772	$40,624	$(9,327,650)	$11,025,893

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Asset Valuation Inputs – continued

Investments in Securities – continued	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2019		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2019
Bonds and Notes
Non-Convertible Bonds
ABS Other	$(3,377,128)	$—	$—	$44,851,707	(a)	$1,365,353
Finance Companies	—	1,581,000	—	1,758,299		176,613
Metals & Mining	—	—	—	—	(a)	(99,314)
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	—	9,853,091	—	8,363,075		(1,490,016)
Midstream	—	45,889,931	—	46,840,978		(9,269,703)

Total	$(3,377,128)	$57,324,022	$—	$101,814,059		$(9,317,067)

(a) Includes a security fair valued at zero using Level 3 Inputs.

A debt security valued at $1,581,000 was transferred from Level 2 to Level 3 during the period ended March 31, 2019. At September 30, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2019 this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

Preferred stocks valued at $55,743,022 were transferred from Level 2 to Level 3 during the period ended March 31, 2019. At September 30, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2019, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

All transfers are recognized as of the beginning of the reporting period.

4.  Purchases and Sales of Securities. For the six months ended March 31, 2019, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were $717,355,854 and $ 813,449,249, respectively. Purchases and sales of U.S. Government/Agency securities (excluding short-term investments and including paydowns) were $189,220,757 and $1,110, respectively.

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5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to the Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreement, the Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

Percentage of Average Daily Net Assets
First $3 billion	Next $12 billion	Next $10 billion	Over $25 billion
0.60%	0.50%	0.49%	0.48%

Loomis Sayles has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until January 31, 2020, may be terminated before then only with the consent of the Fund’s Board of Trustees and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to this undertaking. Waivers/reimbursements that exceed management fees payable are reflected on the Statement of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2019, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Institutional Class	Retail Class	Admin Class	Class N
0.70%	0.95%	1.20%	0.65%

Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreement (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2019, the management fees for the Fund were $29,377,284 (effective rate of 0.53% of average daily net assets).

No expenses were recovered during the six months ended March 31, 2019 under the terms of the expense limitation agreement.

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b.  Service and Distribution Fees. Natixis Distribution, L.P. (“Natixis Distribution”) which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted Distribution Plans relating to the Fund’s Retail Class shares (the “Retail Class Plan”) and Admin Class shares (the “Admin Class Plan”).

Under the Retail Class Plan, the Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Retail Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

Under the Admin Class Plan, the Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sales of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of the Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2019, the service and distribution fees for the Fund were as follows:

Service Fees	Distribution Fees
Admin Class	Retail Class	Admin Class
$134,372	$2,795,380	$134,372

c.  Administrative Fees. Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Fund and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, the Fund pays Natixis Advisors monthly its pro rata portion of

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March 31, 2019 (Unaudited)

fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

Effective October 1, 2018, State Street Bank agreed to reduce the fees it receives from Natixis Advisors for serving as sub-administrator to the Fund. Also, effective October 1, 2018, Natixis Advisors agreed to voluntarily waive fees paid by the Fund in an amount equal to the reduction in sub-administrative fees discussed above. The waiver is in effect through June 30, 2019, at which time it will be reevaluated as part of the annual review of the administrative services contract, as noted above.

For the six months ended March 31, 2019, the administrative fees were as follows:

Gross Administrative Fees	Waiver of Administrative Fees	Net Administrative Fees
$2,460,316	$57,635	$2,402,681

d.  Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board of Trustees, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2019, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $3,863,866.

As of March 31, 2019, the Fund owes Natixis Distribution $96,760 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).

Sub-transfer agent fees attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

|  42

Notes to Financial Statements – continued

March 31, 2019 (Unaudited)

e.  Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $360,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $190,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $15,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2019, the Chairperson of the Board received a retainer fee at the annual rate of $340,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $170,000, and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $12,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.

43  |

Notes to Financial Statements – continued

March 31, 2019 (Unaudited)

f.  Affiliated Ownership. As of March 31, 2019, Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of the Fund representing 0.32% of the Fund’s net assets.

Investment activities of affiliated shareholders could have material impacts on the Fund.

6.  Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended March 31, 2019, the Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

Transfer Agent Fees and Expenses
Institutional Class	Retail Class	Admin Class	Class N
$3,154,101	$842,702	$40,507	$2,584

7.  Line of Credit. The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statement of Operations. The unamortized balance is reflected as prepaid expenses on the Statement of Assets and Liabilities.

For the six months ended March 31, 2019, the Fund had no borrowings under this agreement.

8.  Concentration of Risk. The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

|  44

Notes to Financial Statements – continued

March 31, 2019 (Unaudited)

9. Capital Shares. The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2019		Year Ended September 30, 2018

Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	71,470,123	$946,970,888	136,137,978	$1,872,986,565
Issued in connection with the reinvestment of distributions	13,272,091	175,261,297	37,467,372	514,100,351
Redeemed	(135,325,438)	(1,784,305,518)	(193,311,881)	(2,665,985,676)

Net change	(50,583,224)	$(662,073,333)	(19,706,531)	$(278,898,760)

Retail Class
Issued from the sale of shares	8,282,232	$109,328,632	24,485,180	$336,311,913
Issued in connection with the reinvestment of distributions	3,559,007	46,747,707	13,038,770	178,062,565
Redeemed	(38,866,619)	(511,995,874)	(96,754,700)	(1,323,122,744)

Net change	(27,025,380)	$(355,919,535)	(59,230,750)	$(808,748,266)

Admin Class
Issued from the sale of shares	615,293	$8,090,518	1,852,036	$25,262,450
Issued in connection with the reinvestment of distributions	162,631	2,126,498	536,880	7,306,069
Redeemed	(2,419,537)	(31,487,023)	(5,372,921)	(74,065,591)

Net change	(1,641,613)	$(21,270,007)	(2,984,005)	$(41,497,072)

Class N
Issued from the sale of shares	4,201,970	$55,682,390	24,958,840	$344,844,926
Issued in connection with the reinvestment of distributions	766,628	10,116,134	1,612,839	22,072,535
Redeemed	(3,151,881)	(41,739,530)	(9,532,680)	(130,154,252)

Net change	1,816,717	$24,058,994	17,038,999	$236,763,209

Decrease from capital share transactions	(77,433,500)	$(1,015,203,881)	(64,882,287)	$(892,380,889)

45  |

Semiannual Report

March 31, 2019

Loomis Sayles Intermediate Duration Bond Fund

Loomis Sayles Limited Term Government and Agency Fund

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-225-5478. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

LOOMIS SAYLES INTERMEDIATE DURATION BOND FUND

Managers	Symbols

Christopher T. Harms	Class A LSDRX

Clifton V. Rowe, CFA®	Class C LSCDX

Kurt L. Wagner, CFA®, CIC	Class N LSDNX

Class Y LSDIX

Investment Goal

The Fund’s investment objective is above-average total return through a combination of current income and capital appreciation.

1  |

Average Annual Total Returns — March 31, 20194,5

					Life of	Expense Ratios[6]
	6 Months	1 Year	5 Years	10 Years	Class N	Gross	Net

Class Y (Inception 1/28/98)[1]
NAV	4.00%	4.48%	2.38%	4.73%	—%	0.45%	0.40%

Class A (Inception 5/28/10)[1]
NAV	3.97	4.22	2.12	4.48	—	0.70	0.65
With 4.25% Maximum Sales Charge	-0.43	-0.24	1.24	4.02	—

Class C (Inception 8/31/16)[1]
NAV	3.46	3.30	1.31	3.59	—	1.45	1.40
With CDSC[2]	2.46	2.30	1.31	3.59	—

Class N (Inception 2/01/19)						0.40	0.35
NAV	—	—	—	—	1.97

Comparative Performance
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index[3]	4.01	4.24	2.12	3.14	1.64
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

As of August 31, 2016, the Fund’s Retail Class shares and Institutional Class shares were redesignated as Class A shares and Class Y shares, respectively. Accordingly, the returns shown in the table for Class A shares prior to August 31, 2016 are those of Retail Class shares, restated to reflect the sales loads of Class A shares, and the returns in the table for Class Y shares prior to August 31, 2016 are those of Institutional Class shares. Prior to the inception of Retail Class shares (May 28, 2010), performance is that of Institutional Class shares, restated to reflect the higher net expenses and sales loads of Class A shares. Prior to the inception of Class C shares (August 31, 2016), performance is that of Retail Class shares, restated to reflect the higher net expenses and sales loads of Class C shares.

2	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

3

The Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index includes securities in the intermediate maturity range within the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

4	The Fund revised its investment strategy on May 28, 2010; performance may have been different had the current investment strategy been in place for all periods shown.

5	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

6

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

Managers	Symbols

Christopher T. Harms	Class A NEFLX

Clifton V. Rowe, CFA®	Class C NECLX

Kurt L. Wagner, CFA®, CIC	Class N LGANX

Loomis, Sayles & Company, L.P.	Class Y NELYX

Investment Goal

The Fund seeks high current return consistent with preservation of capital.

3  |

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

Average Annual Total Returns — March 31, 20193

					Life of	Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Class N	Gross	Net

Class Y (Inception 3/31/94)
NAV	2.31%	2.66%	1.21%	2.40%	—%	0.55%	0.55%

Class A (Inception 1/3/89)
NAV	2.28	2.50	0.97	2.14	—	0.80	0.80
With 2.25% Maximum Sales Charge	-0.07	0.17	0.51	1.91	—

Class C (Inception 12/30/94)
NAV	1.90	1.74	0.22	1.39	—	1.55	1.55
With CDSC[1]	0.90	0.74	0.22	1.39	—

Class N (Inception 2/1/17)
NAV	2.45	2.76	—	—	1.69	0.48	0.46

Comparative Performance
Bloomberg Barclays U.S. 1-5 Year Government Bond Index[2]	2.98	3.17	1.26	1.49	1.52

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2

The Bloomberg Barclays U.S. 1-5 Year Government Bond Index is a subindex of the Bloomberg Barclays U.S. Government Index, which is composed of the Bloomberg Barclays U.S. Treasury and U.S. Agency Indices. The Bloomberg Barclays U.S. Government Index includes Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Bloomberg Barclays U.S. Government Index is a component of the Bloomberg Barclays U.S. Government/Credit Index and the Bloomberg Barclays U.S. Aggregate Bond Index.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  4

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov.

5  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2018 through March 31, 2019. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

|  6

LOOMIS SAYLES INTERMEDIATE DURATION BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2018	ENDING ACCOUNT VALUE 3/31/2019	EXPENSES PAID DURING PERIOD* 10/1/2018 – 3/31/2019
Class A
Actual	$1,000.00	$1,039.70	$3.31	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	$3.28	*
Class C
Actual	$1,000.00	$1,034.60	$7.10	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.04	*
Class N
Actual	$1,000.00	$1,019.70	$0.53	[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,023.29	$1.66	*
Class Y
Actual	$1,000.00	$1,040.00	$2.03	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.02	*

*

Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.65%, 1.40%, 0.33% and 0.40% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[1]

Actual expenses for Class A, C and Y are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.65%, 1.40% and 0.40%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[2]

Class N commenced operations on February 1, 2019. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.33%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (58), divided by 365 (to reflect the partial period).

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND	BEGINNING ACCOUNT VALUE 10/1/2018	ENDING ACCOUNT VALUE 3/31/2019	EXPENSES PAID DURING PERIOD* 10/1/2018 – 3/31/2019
Class A
Actual	$1,000.00	$1,022.80	$4.03
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03
Class C
Actual	$1,000.00	$1,019.00	$7.80
Hypothetical (5% return before expenses)	$1,000.00	$1,017.20	$7.80
Class N
Actual	$1,000.00	$1,024.50	$2.32
Hypothetical (5% return before expenses)	$1,000.00	$1,022.64	$2.32
Class Y
Actual	$1,000.00	$1,023.10	$2.77
Hypothetical (5% return before expenses)	$1,000.00	$1,022.19	$2.77

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.80%, 1.55%, 0.46% and 0.55% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

7  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 98.5% of Net Assets
	ABS Car Loan — 8.9%
$64,075	ACC Trust, Series 2018-1, Class A, 3.700%, 12/21/2020, 144A	$64,142
152,000	AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.890%, 1/10/2022	152,020
72,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.870%, 11/08/2021	71,997
160,000	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.240%, 4/08/2022	158,795
555,000	Americredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/08/2021(a)	551,067
110,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class B, 2.300%, 2/18/2022	109,275
300,000	AmeriCredit Automobile Receivables Trust, Series 2017-2, Class B, 2.400%, 5/18/2022	298,552
170,000	AmeriCredit Automobile Receivables Trust, Series 2017-3, Class B, 2.240%, 6/19/2023	168,730
510,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class B, 3.580%, 10/18/2024	519,507
140,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/2020, 144A	139,886
360,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A(a)	360,501
365,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 3.070%, 9/20/2023, 144A(a)	365,306
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1, Class A, 3.450%, 3/20/2023, 144A	101,039
285,000	Bank of the West Auto Trust, Series 2017-1, Class A3, 2.110%, 1/15/2023, 144A	282,757
520,000	California Republic Auto Receivables Trust, Series 2017-1, Class A4, 2.280%, 6/15/2022(a)	517,463
175,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class A3, 2.020%, 8/20/2021, 144A	174,280
941,188	CarMax Auto Owner Trust, Series 2017-2, Class A3, 1.930%, 3/15/2022(a)	935,687
117,128	Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A3, 1.640%, 7/15/2021, 144A	116,775
45,141	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.710%, 5/15/2023, 144A	45,044
9,334	CPS Auto Receivables Trust, Series 2015-A, Class B, 2.790%, 2/16/2021, 144A	9,334
123,510	CPS Auto Receivables Trust, Series 2017-C, Class B, 2.300%, 7/15/2021, 144A	123,246
775,000	CPS Auto Receivables Trust, Series 2018-D, Class B, 3.610%, 11/15/2022, 144A	781,585
800,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class B, 3.180%, 5/15/2024, 144A	799,996
133,027	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.150%, 4/15/2024, 144A	132,723
60,419	Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.190%, 7/15/2022, 144A	60,438
185,000	Drive Auto Receivables Trust, Series 2017-3, Class C, 2.800%, 7/15/2022	184,985
153,175	Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.980%, 1/18/2022, 144A	153,228
96,635	Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.610%, 8/16/2021, 144A	96,587
1,005,000	Drive Auto Receivables Trust, Series 2018-5, Class B, 3.680%, 7/15/2023	1,016,633

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$60,323	DT Auto Owner Trust, Series 2015-2A, Class D, 4.250%, 2/15/2022, 144A	$60,372
231,651	DT Auto Owner Trust, Series 2015-3A, Class D, 4.530%, 10/17/2022, 144A	233,000
241,928	DT Auto Owner Trust, Series 2016-2A, Class D, 5.430%, 11/15/2022, 144A	244,832
118,603	DT Auto Owner Trust, Series 2016-4A, Class C, 2.740%, 10/17/2022, 144A(a)	118,577
51,547	DT Auto Owner Trust, Series 2017-1A, Class C, 2.700%, 11/15/2022, 144A	51,485
143,380	DT Auto Owner Trust, Series 2017-3A, Class B, 2.400%, 5/17/2021, 144A	143,307
60,000	DT Auto Owner Trust, Series 2018-2A, Class C, 3.670%, 3/15/2024, 144A	60,395
285,000	DT Auto Owner Trust, Series 2019-1A, Class C, 3.610%, 11/15/2024, 144A	286,989
300,000	Exeter Automobile Receivables Trust, Series 2017-2A, Class B, 2.820%, 5/16/2022, 144A	299,693
190,000	Exeter Automobile Receivables Trust, Series 2018-1A, Class B, 2.750%, 4/15/2022, 144A	189,765
400,000	Exeter Automobile Receivables Trust, Series 2018-2A, Class B, 3.270%, 5/16/2022, 144A	400,436
260,000	First Investors Auto Owner Trust, Series 2017-1A, Class A2, 2.200%, 3/15/2022, 144A	259,151
315,000	First Investors Auto Owner Trust, Series 2017-2A, Class A2, 2.270%, 7/15/2022, 144A	313,144
460,747	First Investors Auto Owner Trust, Series 2018-2A, Class A1, 3.230%, 12/15/2022, 144A	462,247
144,709	Flagship Credit Auto Trust, Series 2015-2, Class B, 3.080%, 12/15/2021, 144A	144,747
195,000	Flagship Credit Auto Trust, Series 2016-2, Class B, 3.840%, 9/15/2022, 144A	195,969
102,025	Flagship Credit Auto Trust, Series 2016-3, Class B, 2.430%, 6/15/2021, 144A	101,922
160,000	Flagship Credit Auto Trust, Series 2016-4, Class B, 2.410%, 10/15/2021, 144A	159,640
800,000	Flagship Credit Auto Trust, Series 2018-4, Class B, 3.880%, 10/16/2023, 144A	815,059
230,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.310%, 4/15/2026, 144A	229,373
705,000	Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.030%, 12/15/2027, 144A(a)	693,449
595,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/2031, 144A(a)	595,408
115,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.260%, 11/15/2025, 144A	114,943
265,000	GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.780%, 8/15/2023, 144A	268,127
233,200	GM Financial Consumer Automobile Receivables Trust, Series 2017-1A, Class A3, 1.780%, 10/18/2021, 144A	232,005
500,000	GM Financial Consumer Automobile Receivables Trust, Series 2017-3A, Class A3, 1.970%, 5/16/2022, 144A(a)	496,184
120,000	NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2, 2.190%, 9/15/2021, 144A	119,570
510,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.540%, 4/18/2022, 144A(a)	508,304
150,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2, 2.560%, 10/17/2022, 144A	149,329
125,000	NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A2, 3.220%, 2/15/2023, 144A	125,455
310,000	NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A2, 3.690%, 10/15/2023, 144A	315,489
91,359	Prestige Auto Receivables Trust, Series 2016-2A, Class A3, 1.760%, 1/15/2021, 144A(a)	91,331

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$162,827	Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.660%, 11/15/2021	$162,747
73,542	Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.100%, 6/15/2021	73,476
164,129	Santander Drive Auto Receivables Trust, Series 2017-2, Class B, 2.210%, 10/15/2021	163,943
370,000	Santander Drive Auto Receivables Trust, Series 2018-1, Class B, 2.630%, 7/15/2022	369,503
180,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class B, 3.030%, 9/15/2022	180,316
460,000	Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.810%, 12/16/2024	466,864
73,727	Westlake Automobile Receivables Trust, Series 2017-1A, Class B, 2.300%, 10/17/2022, 144A	73,708
135,000	Westlake Automobile Receivables Trust, Series 2018-1A, Class B, 2.670%, 5/17/2021, 144A	134,652
515,000	Westlake Automobile Receivables Trust, Series 2019-1A, Class B, 3.260%, 10/17/2022, 144A	516,704
110,000	World Omni Auto Receivables Trust, Series 2017-B, Class A3, 1.950%, 2/15/2023	108,869

		19,222,057

	ABS Credit Card — 1.8%
620,000	American Express Credit Account Master Trust, Series 2019-1, Class A, 2.870%, 10/15/2024	625,679
415,000	Barclays Dryrock Issuance Trust, Series 2014-3, Class A, 2.410%, 7/15/2022(a)	414,432
805,000	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4, 1.990%, 7/17/2023(a)	798,280
260,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.880%, 1/23/2023	261,454
470,000	Synchrony Credit Card Master Note Trust, Series 2016-3, Class A, 1.580%, 9/15/2022(a)	467,407
555,000	World Financial Network Credit Card Master Trust, Series 2016-C, Class A, 1.720%, 8/15/2023(a)	551,808
730,000	World Financial Network Credit Card Master Trust, Series 2017-A, Class A, 2.120%, 3/15/2024(a)	724,803

		3,843,863

	ABS Home Equity — 0.6%
285,981	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	289,356
114,165	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A	113,731
152,496	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	151,161
13,762	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 5.003%, 7/25/2021(b)(c)(d)	12,929
7,295	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)(d)	7,244

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Home Equity — continued
$370,354	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 1-month LIBOR + 1.850%, 4.336%, 10/25/2027(a)(e)	$374,241
112,659	Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(c)	111,642
97,801	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(c)	96,902
41,637	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 4.796%, 5/01/2035(c)	42,890

		1,200,096

	ABS Other — 2.6%
263,212	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A	267,329
270,000	John Deere Owner Trust, Series 2017-B, Class A3, 1.820%, 10/15/2021	268,285
520,000	Mariner Finance Issuance Trust, Series 2017-BA, Class A, 2.920%, 12/20/2029, 144A	517,619
294,610	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(c)	300,921
24,399	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A	24,404
281,280	OneMain Financial Issuance Trust, Series 2016-1A, Class A, 3.660%, 2/20/2029, 144A	282,480
555,000	OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.300%, 3/14/2029, 144A(a)	557,579
308,583	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	309,556
475,007	SCF Equipment Trust LLC, Series 2018-1A, Class A2, 3.630%, 10/20/2024, 144A(a)	476,876
79,050	Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A, 2.910%, 3/20/2034, 144A	78,379
255,000	SoFi Consumer Loan Program Trust, Series 2018-1A, Class A2, 3.140%, 2/25/2027, 144A	255,449
730,000	SoFi Consumer Loan Program Trust, Series 2018-2, Class A2, 3.350%, 4/26/2027, 144A	732,162
1,123,151	SoFi Consumer Loan Program Trust, Series 2018-4, Class A, 3.540%, 11/26/2027, 144A	1,129,740
135,208	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	135,069
58,056	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	57,983
141,667	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	140,815

		5,534,646

	ABS Student Loan — 0.4%
112,056	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650%, 1/25/2041, 144A	110,927
165,956	North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 3-month LIBOR + 0.800%, 3.571%, 7/25/2025(e)	166,244
46,955	SoFi Professional Loan Program LLC, Series 2015-A, Class A2, 2.420%, 3/25/2030, 144A	46,542
218,624	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A	218,038
180,000	SoFi Professional Loan Program LLC, Series 2017-E, Class A2B, 2.720%, 11/26/2040, 144A	177,918

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Student Loan — continued
$119,980	South Carolina Student Loan Corp., Series 2010-1, Class A2, 3-month LIBOR + 1.000%, 3.771%, 7/25/2025(e)	$119,980

		839,649

	ABS Whole Business — 0.3%
601,975	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	621,166

	Aerospace & Defense — 0.3%
450,000	Rolls-Royce PLC, 2.375%, 10/14/2020, 144A	445,891
105,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	105,607

		551,498

	Agency Commercial Mortgage-Backed Securities — 1.2%
648,018	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021(a)(c)	661,526
509,476	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(a)(c)	523,233
701,647	FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2, 2.670%, 12/25/2024(a)	700,734
580,484	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019(a)	578,338
68,650	FHLMC Multifamily Structured Pass Through Certificates, Series KP03, Class A2, 1.780%, 7/25/2019	68,340

		2,532,171

	Airlines — 0.0%
40,014	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	41,081

	Automotive — 4.5%
425,000	American Honda Finance Corp., MTN, 2.000%, 2/14/2020	422,699
245,000	American Honda Finance Corp., MTN, 3.625%, 10/10/2023	253,690
290,000	BMW U.S. Capital LLC, 1.850%, 9/15/2021, 144A	283,241
1,100,000	Daimler Finance North America LLC, 3.350%, 2/22/2023, 144A	1,112,367
670,000	Ford Motor Credit Co. LLC, 2.979%, 8/03/2022	640,345
425,000	Ford Motor Credit Co. LLC, 3.810%, 1/09/2024	402,420
805,000	General Motors Financial Co., Inc., 4.150%, 6/19/2023	812,549
390,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	402,492
500,000	Harley-Davidson Financial Services, Inc., 3.350%, 2/15/2023, 144A	494,915
220,000	Harley-Davidson Financial Services, Inc., 4.050%, 2/04/2022, 144A	222,417
940,000	Hyundai Capital America, 2.750%, 9/18/2020, 144A	932,788
175,000	Hyundai Capital America, 3.450%, 3/12/2021, 144A	175,319
1,065,000	Nissan Motor Acceptance Corp., 2.150%, 7/13/2020, 144A	1,050,758
730,000	Nissan Motor Acceptance Corp., 3.450%, 3/15/2023, 144A	728,753
150,000	PACCAR Financial Corp., MTN, 1.200%, 8/12/2019	149,191
870,000	Toyota Motor Credit Corp., MTN, 2.150%, 9/08/2022	857,925
615,000	Volkswagen Group of America Finance LLC, 4.250%, 11/13/2023, 144A	633,705

		9,575,574

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — 20.7%
$530,000	ABN AMRO Bank NV, 1.800%, 9/20/2019, 144A	$527,424
440,000	AIB Group PLC, 4.750%, 10/12/2023, 144A	454,377
315,000	American Express Co., 2.200%, 10/30/2020	312,568
495,000	American Express Co., 3.700%, 8/03/2023	507,258
915,000	ANZ New Zealand International Ltd., 2.200%, 7/17/2020, 144A	908,655
510,000	ANZ New Zealand International Ltd., 3.400%, 3/19/2024, 144A	514,633
715,000	Bank of America Corp., (fixed rate to 3/15/2024, variable rate thereafter), MTN, 3.458%, 3/15/2025	722,117
395,000	Bank of Ireland Group PLC, 4.500%, 11/25/2023, 144A	401,431
1,355,000	Bank of New York Mellon Corp. (The), (fixed rate to 5/16/2022, variable rate thereafter), MTN, 2.661%, 5/16/2023	1,347,920
950,000	Bank of Nova Scotia, 2.150%, 7/14/2020	944,815
450,000	Banque Federative du Credit Mutuel S.A., 2.200%, 7/20/2020, 144A	446,418
460,000	Banque Federative du Credit Mutuel S.A., 2.700%, 7/20/2022, 144A	456,024
485,000	Banque Federative du Credit Mutuel S.A., 3.750%, 7/20/2023, 144A	496,821
1,110,000	Barclays PLC, (fixed rate to 5/16/2023, variable rate thereafter), 4.338%, 5/16/2024	1,122,284
1,015,000	BB&T Corp., MTN, 3.050%, 6/20/2022	1,020,919
490,000	BNZ International Funding Ltd., 2.400%, 2/21/2020, 144A	488,259
1,055,000	Canadian Imperial Bank of Commerce, 3.100%, 4/02/2024	1,051,965
865,000	Capital One Financial Corp., 3.300%, 10/30/2024	856,434
215,000	Citigroup, Inc., 2.900%, 12/08/2021	214,943
1,000,000	Citigroup, Inc., (fixed rate to 1/24/2022, variable rate thereafter), 3.142%, 1/24/2023	1,003,454
715,000	Citigroup, Inc., (fixed rate to 3/20/2029, variable rate thereafter), 3.980%, 3/20/2030	726,876
310,000	Citizens Bank NA, 2.250%, 3/02/2020	308,555
250,000	Comerica Bank, 2.500%, 6/02/2020	248,936
225,000	Comerica, Inc., 3.700%, 7/31/2023	231,079
660,000	Cooperatieve Rabobank U.A. (NY), 2.750%, 1/10/2023	654,315
925,000	Credit Agricole S.A., 3.750%, 4/24/2023, 144A	935,159
365,000	Danske Bank A/S, 5.375%, 1/12/2024, 144A	379,622
940,000	Danske Bank AS, 3.875%, 9/12/2023, 144A	923,380
215,000	Deutsche Bank AG, 3.150%, 1/22/2021	211,767
190,000	Deutsche Bank AG, 4.100%, 1/13/2026	181,511
335,000	Deutsche Bank AG, Series D, 5.000%, 2/14/2022	342,426
725,000	Discover Financial Services, 4.500%, 1/30/2026	744,620
780,000	Fifth Third Bank, 1.625%, 9/27/2019	775,824
520,000	Goldman Sachs Group, Inc. (The), (fixed rate to 10/31/2021, variable rate thereafter), 2.876%, 10/31/2022	515,374
520,000	HSBC Holdings PLC, (fixed rate to 9/12/2025, variable rate thereafter), 4.292%, 9/12/2026	536,242
185,000	HSBC USA, Inc., 2.375%, 11/13/2019	184,532
700,000	ING Groep NV, 4.625%, 1/06/2026, 144A	734,452
1,020,000	JPMorgan Chase & Co., (fixed rate to 4/1/2022, variable rate thereafter), 3.207%, 4/01/2023	1,026,139
585,000	JPMorgan Chase Bank NA, 1.650%, 9/23/2019	582,194
555,000	Key Bank NA, 1.600%, 8/22/2019	552,617

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$340,000	KeyCorp, MTN, 4.150%, 10/29/2025	$357,927
405,000	Lloyds Banking Group PLC, 3.900%, 3/12/2024	410,178
495,000	Lloyds Banking Group PLC, 4.050%, 8/16/2023	504,744
525,000	Macquarie Group Ltd., (fixed rate to 1/15/2029, variable rate thereafter), 5.033%, 1/15/2030, 144A	557,023
930,000	National Australia Bank Ltd., 3.700%, 11/04/2021	948,974
1,135,000	National Bank of Canada, 2.200%, 11/02/2020	1,124,649
620,000	Nationwide Building Society, (fixed rate to 3/08/2023, variable rate thereafter), 3.766%, 3/08/2024, 144A	617,345
1,020,000	NatWest Markets PLC, 3.625%, 9/29/2022, 144A	1,019,546
540,000	Nordea Bank Abp, 1.625%, 9/30/2019, 144A	536,814
1,055,000	Nordea Bank Abp, 2.125%, 5/29/2020, 144A	1,047,056
315,000	Northern Trust Corp., (fixed rate to 5/08/2027, variable rate thereafter), 3.375%, 5/08/2032	308,645
590,000	Royal Bank of Scotland Group PLC, (fixed rate to 3/22/2024, variable rate thereafter), 4.269%, 3/22/2025	596,274
635,000	Santander Holdings USA, Inc., 3.700%, 3/28/2022	642,549
235,000	Santander Holdings USA, Inc., 4.450%, 12/03/2021	242,130
505,000	Santander UK Group Holdings PLC, (fixed rate to 11/15/2023, variable rate thereafter), 4.796%, 11/15/2024	519,953
350,000	Santander UK PLC, 2.125%, 11/03/2020	346,159
715,000	Santander UK PLC, 2.500%, 1/05/2021	709,732
1,015,000	Societe Generale S.A., 3.875%, 3/28/2024, 144A	1,018,243
305,000	State Street Corp., (fixed rate to 5/15/2022, variable rate thereafter), 2.653%, 5/15/2023	303,239
235,000	Sumitomo Mitsui Financial Group, Inc., 2.784%, 7/12/2022	233,788
1,015,000	SunTrust Bank, 3.200%, 4/01/2024	1,023,415
515,000	Svenska Handelsbanken AB, 3.900%, 11/20/2023	535,718
1,140,000	Synchrony Bank, 3.650%, 5/24/2021	1,150,509
150,000	Synchrony Financial, 3.700%, 8/04/2026	141,326
75,000	Synchrony Financial, 4.250%, 8/15/2024	75,452
1,065,000	Toronto Dominion Bank (The), Series MTN, 3.250%, 6/11/2021	1,077,249
840,000	U.S. Bank NA, 2.000%, 1/24/2020	835,641
1,150,000	UBS AG, 2.200%, 6/08/2020, 144A	1,142,916
665,000	UniCredit SpA, 3.750%, 4/12/2022, 144A	662,020
1,030,000	Wells Fargo Bank NA, 3.625%, 10/22/2021	1,049,302
195,000	Westpac Banking Corp., 2.800%, 1/11/2022	195,268

		44,528,123

	Brokerage — 0.6%
415,000	Ameriprise Financial, Inc., 3.000%, 3/22/2022	417,384
335,000	Cboe Global Markets, Inc., 1.950%, 6/28/2019	334,331
610,000	Lazard Group LLC, 4.375%, 3/11/2029	616,484

		1,368,199

	Building Materials — 0.5%
107,000	Fortune Brands Home & Security, Inc., 3.000%, 6/15/2020	107,116
280,000	Fortune Brands Home & Security, Inc., 4.000%, 9/21/2023	287,723

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Building Materials — continued
$600,000	Martin Marietta Materials, Inc., 3-month LIBOR + 0.650%, 3.313%, 5/22/2020(e)	$599,874
40,000	Masco Corp., 3.500%, 4/01/2021	40,272
4,000	Masco Corp., 7.125%, 3/15/2020	4,157

		1,039,142

	Cable Satellite — 0.3%
300,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	316,553
320,000	Cox Communications, Inc., 3.150%, 8/15/2024, 144A	318,548

		635,101

	Chemicals — 0.4%
255,000	DowDuPont, Inc., 3.766%, 11/15/2020	259,657
9,000	Eastman Chemical Co., 4.500%, 1/15/2021	9,191
170,000	Eastman Chemical Co., 4.500%, 12/01/2028	175,188
385,000	EI du Pont de Nemours & Co., 2.200%, 5/01/2020	383,621
45,000	Methanex Corp., 3.250%, 12/15/2019	44,972

		872,629

	Collateralized Mortgage Obligations — 3.3%
801,576	Government National Mortgage Association, Series 2010-H02, Class FA, 1-month LIBOR + 0.680%, 3.159%, 2/20/2060(e)	804,442
365,539	Government National Mortgage Association, Series 2010-H03, Class FA, 1-month LIBOR + 0.550%, 3.029%, 3/20/2060(e)	366,010
183,874	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 3.007%, 7/20/2064(e)	184,596
126,943	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 3.009%, 7/20/2064(e)	126,963
70,303	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065	69,680
367,086	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065(a)	354,957
520,543	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 3.427%, 2/20/2066(a)(e)	526,157
787,495	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 3.109%, 4/20/2066(a)(e)	788,675
2,231,967	Government National Mortgage Association, Series 2018-H17, Class JA, 3.750%, 9/20/2068(c)	2,317,866
1,645,134	Government National Mortgage Association, Series 2019-H01, Class FT, 1-month LIBOR + 0.400%, 2.909%, 10/20/2068(e)	1,642,383

		7,181,729

	Construction Machinery — 0.5%
300,000	Caterpillar Financial Services Corp., MTN, 3.150%, 9/07/2021	303,456
500,000	Caterpillar Financial Services Corp., MTN, 3.650%, 12/07/2023	521,448
174,000	John Deere Capital Corp., Series 0014, MTN, 2.450%, 9/11/2020	173,360

		998,264

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Consumer Cyclical Services — 0.8%
$680,000	Expedia Group, Inc., 3.800%, 2/15/2028	$656,174
485,000	Experian Finance PLC, 4.250%, 2/01/2029, 144A	501,018
495,000	Western Union Co. (The), 4.250%, 6/09/2023	510,974

		1,668,166

	Consumer Products — 0.0%
85,000	Whirlpool Corp., 4.750%, 2/26/2029	87,202

	Diversified Manufacturing — 1.3%
640,000	Ingersoll-Rand Luxembourg Finance S.A., 3.800%, 3/21/2029	649,057
455,000	Kennametal, Inc., 4.625%, 6/15/2028	456,076
265,000	Timken Co. (The), 4.500%, 12/15/2028	266,984
860,000	United Technologies Corp., 3.650%, 8/16/2023	882,758
175,000	Wabtec Corp., 3-month LIBOR + 1.300%, 3.911%, 9/15/2021(e)	174,793
415,000	Wabtec Corp., 4.950%, 9/15/2028	421,166

		2,850,834

	Electric — 5.2%
720,000	Alliant Energy Finance LLC, 4.250%, 6/15/2028, 144A	736,130
285,000	American Electric Power Co., Inc., Series J, 4.300%, 12/01/2028	302,421
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	115,505
1,035,000	Consolidated Edison, Inc., Series A, 2.000%, 3/15/2020	1,026,130
1,135,000	Duke Energy Carolinas LLC, 3.050%, 3/15/2023	1,151,052
690,000	Enel Finance International NV, 4.625%, 9/14/2025, 144A	713,632
451,000	Exelon Corp., 2.450%, 4/15/2021	445,767
179,000	Exelon Generation Co. LLC, 2.950%, 1/15/2020	178,792
116,000	Exelon Generation Co. LLC, 4.250%, 6/15/2022	120,329
605,000	Fortis, Inc., 2.100%, 10/04/2021	591,784
188,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	181,100
690,000	National Rural Utilities Cooperative Finance Corp., MTN, 1.500%, 11/01/2019	684,452
765,000	Nextera Energy Capital Holdings, Inc., 3.150%, 4/01/2024	767,764
245,000	Niagara Mohawk Power Corp., 4.278%, 12/15/2028, 144A	259,924
1,115,000	PNM Resources, Inc., 3.250%, 3/09/2021	1,114,331
740,000	PSEG Power LLC, 3.850%, 6/01/2023	758,833
273,000	Southern Co. (The), 2.750%, 6/15/2020	272,969
720,000	Southern Power Co., Series E, 2.500%, 12/15/2021	712,164
1,030,000	Wisconsin Public Service Corp., 3.350%, 11/21/2021	1,045,913

		11,178,992

	Finance Companies — 1.7%
410,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.450%, 4/03/2026	410,695
720,000	Air Lease Corp., 3.875%, 7/03/2023	727,832
210,000	Aircastle Ltd., 4.125%, 5/01/2024	210,230
250,000	Aircastle Ltd., 4.400%, 9/25/2023	254,573
875,000	Ares Capital Corp., 3.625%, 1/19/2022	876,768
305,000	Aviation Capital Group LLC, 3.875%, 5/01/2023, 144A	305,937
225,000	Aviation Capital Group LLC, 4.375%, 1/30/2024, 144A	229,269
545,000	GATX Corp., 4.350%, 2/15/2024	564,948

		3,580,252

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Financial Other — 0.4%
$410,000	Mitsubishi UFJ Lease & Finance Co. Ltd., 2.652%, 9/19/2022, 144A	$403,021
370,000	ORIX Corp., 3.250%, 12/04/2024	369,529

		772,550

	Food & Beverage — 2.4%
400,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 1/23/2029	426,159
835,000	Bacardi Ltd., 4.700%, 5/15/2028, 144A	834,847
245,000	Brown-Forman Corp., 3.500%, 4/15/2025	251,368
525,000	Bunge Ltd. Finance Corp., 4.350%, 3/15/2024	531,658
1,095,000	General Mills, Inc., 2.600%, 10/12/2022	1,082,103
640,000	Kraft Heinz Foods Co., 4.000%, 6/15/2023	657,443
845,000	Molson Coors Brewing Co., 2.250%, 3/15/2020	839,592
140,000	Smithfield Foods, Inc., 3.350%, 2/01/2022, 144A	136,955
320,000	Sysco Corp., 3.550%, 3/15/2025	324,459

		5,084,584

	Government Owned – No Guarantee — 0.7%
305,000	Electricite de France S.A., 4.500%, 9/21/2028, 144A	314,791
240,000	Petroleos Mexicanos, 6.375%, 2/04/2021	248,880
155,000	Petroleos Mexicanos, 6.875%, 8/04/2026	161,003
780,000	Sinopec Group Overseas Development 2016 Ltd., 1.750%, 9/29/2019, 144A	775,757

		1,500,431

	Health Insurance — 0.5%
310,000	Humana, Inc., 2.500%, 12/15/2020	307,640
765,000	UnitedHealth Group, Inc., 3.500%, 2/15/2024	787,469

		1,095,109

	Healthcare — 1.6%
750,000	Becton, Dickinson and Co., 2.133%, 6/06/2019	748,965
640,000	Cardinal Health, Inc., 1.948%, 6/14/2019	638,853
630,000	Cigna Corp., 3.750%, 7/15/2023, 144A	645,941
45,000	Express Scripts Holding Co., 3.000%, 7/15/2023	44,725
95,000	Express Scripts Holding Co., 4.500%, 2/25/2026	99,450
65,000	Express Scripts Holding Co., 4.750%, 11/15/2021	67,899
183,000	Life Technologies Corp., 6.000%, 3/01/2020	187,948
650,000	McKesson Corp., 4.750%, 5/30/2029	679,203
310,000	MEDNAX, Inc., 6.250%, 1/15/2027, 144A	313,100
94,000	Quest Diagnostics, Inc., 4.750%, 1/30/2020	95,430

		3,521,514

	Hybrid ARMs — 0.1%
44,863	FHLMC, 1-year CMT + 2.252%, 4.542%, 1/01/2035(e)	47,146
106,702	FHLMC, 1-year CMT + 2.500%, 4.750%, 5/01/2036(e)	112,978

		160,124

	Independent Energy — 0.2%
300,000	Apache Corp., 4.375%, 10/15/2028	302,223
179,000	Encana Corp., 6.500%, 5/15/2019	179,437

		481,660

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Industrial Other — 0.4%
$525,000	Ferguson Finance PLC, 4.500%, 10/24/2028, 144A	$528,421
30,000	Fluor Corp., 4.250%, 9/15/2028	30,000
355,000	Steelcase, Inc., 5.125%, 1/18/2029	370,301

		928,722

	Life Insurance — 1.3%
85,000	AIG Global Funding, 2.150%, 7/02/2020, 144A	84,333
380,000	Athene Global Funding, 2.750%, 4/20/2020, 144A	378,932
110,000	Athene Holding Ltd., 4.125%, 1/12/2028	105,738
330,000	Brighthouse Financial, Inc., Series WI, 3.700%, 6/22/2027	299,239
310,000	Jackson National Life Global Funding, 3.875%, 6/11/2025, 144A	320,427
915,000	New York Life Global Funding, 2.950%, 1/28/2021, 144A	920,157
720,000	Reliance Standard Life Global Funding, 3.850%, 9/19/2023, 144A	734,760
63,000	Unum Group, 5.625%, 9/15/2020	65,310

		2,908,896

	Lodging — 0.4%
360,000	Marriott International Inc., 3.600%, 4/15/2024	363,078
525,000	Marriott International, Inc., Series Z, 4.150%, 12/01/2023	545,893

		908,971

	Media Entertainment — 0.8%
95,000	Activision Blizzard, Inc., 2.300%, 9/15/2021	93,670
425,000	CBS Corp., 2.900%, 6/01/2023	419,804
130,000	Interpublic Group of Cos., Inc. (The), 3.500%, 10/01/2020	131,121
365,000	Moody’s Corp., 4.250%, 2/01/2029	382,622
500,000	RELX Capital, Inc., 4.000%, 3/18/2029	510,167
112,000	S&P Global, Inc., 3.300%, 8/14/2020	112,952

		1,650,336

	Metals & Mining — 0.2%
135,000	ArcelorMittal, 4.550%, 3/11/2026	137,960
310,000	Glencore Funding LLC Co., 4.125%, 3/12/2024, 144A	312,999

		450,959

	Midstream — 0.6%
185,000	Buckeye Partners LP, 3.950%, 12/01/2026	175,891
60,000	Energy Transfer Operating LP, 4.750%, 1/15/2026	62,715
465,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	481,566
85,000	Kinder Morgan, Inc., 4.300%, 6/01/2025	88,654
440,000	Midwest Connector Capital Co. LLC, 3.625%, 4/01/2022, 144A	446,209

		1,255,035

	Mortgage Related — 2.8%
3,096	FHLMC, 3.000%, 10/01/2026	3,137
294	FHLMC, 6.500%, 1/01/2024	326
61	FHLMC, 8.000%, 7/01/2025	65
86	FNMA, 6.000%, 9/01/2021	86
285,033	GNMA, 4.232%, 2/20/2063(a)(c)	287,243
198,376	GNMA, 4.234%, 2/20/2063(c)	200,952

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$81,653	GNMA, 4.379%, 5/20/2062(c)	$82,244
106,765	GNMA, 4.403%, 10/20/2062(c)	107,972
61,635	GNMA, 4.413%, 6/20/2066(c)	65,532
227,792	GNMA, 4.416%, 10/20/2066(c)	244,302
109,983	GNMA, 4.429%, 9/20/2066(c)	117,501
135,619	GNMA, 4.453%, 4/20/2063(c)	137,574
63,741	GNMA, 4.458%, 11/20/2066(c)	68,001
67,166	GNMA, 4.464%, 8/20/2066(c)	71,640
79,037	GNMA, 4.499%, 5/20/2062(c)	79,728
315,525	GNMA, 4.505%, 4/20/2063(a)(c)	319,605
282,161	GNMA, 4.516%, with various maturities from 2064 to 2066(c)(f)	292,602
120,983	GNMA, 4.524%, 10/20/2066(c)	129,679
1,231,548	GNMA, 4.533%, with various maturities from 2066 to 2067(a)(c)(f)	1,329,585
93,720	GNMA, 4.543%, 10/20/2066(c)	101,176
481,877	GNMA, 4.559%, 7/20/2067(a)(c)	522,749
147,070	GNMA, 4.560%, 3/20/2063(c)	148,842
145,848	GNMA, 4.572%, 2/20/2063(c)	147,403
854,954	GNMA, 4.590%, 1/20/2067(a)(c)	927,213
57,103	GNMA, 4.636%, 7/20/2062(c)	57,466
459,652	GNMA, 4.688%, 5/20/2064(a)(c)	489,836
658	GNMA, 4.700%, 8/20/2061(c)	703
944	GNMA, 6.500%, 12/15/2023	1,036
59	GNMA, 8.500%, 9/15/2022	59

		5,934,257

	Natural Gas — 0.4%
965,000	Sempra Energy, 1.625%, 10/07/2019	958,134

	Non-Agency Commercial Mortgage-Backed Securities — 5.8%
565,000	Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class A2, 3.189%, 2/15/2050(a)	568,949
491,600	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048(a)	510,881
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	361,351
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049(a)	1,006,672
263,676	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046(c)	271,024
535,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A(a)	533,537
28,710	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	28,674
68,558	Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class A2, 2.928%, 2/10/2047	68,472
205,578	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	209,552
478,193	Commercial Mortgage Pass Through Certificates, Series 2014-LC17, Class A3, 3.723%, 10/10/2047(a)	488,020

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$730,000	Commercial Mortgage Pass Through Certificates, Series 2014-TWC, Class A, 1-month LIBOR + 0.850%, 3.349%, 2/13/2032, 144A(a)(e)	$730,001
280,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS3, Class A4, 3.819%, 6/10/2047	291,507
520,299	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class A5, 3.765%, 2/10/2049(a)	538,583
280,000	Commercial Mortgage Trust, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	283,779
640,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A(a)	659,953
84,913	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	87,225
340,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(c)	340,229
330,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047	345,401
180,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A	181,910
355,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	356,557
114,683	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	116,729
193,354	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A1, 2.086%, 3/15/2050	191,206
240,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.085%, 7/15/2046(c)	252,337
223,737	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047	226,392
129,604	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	131,448
198,222	Starwood Retail Property Trust, Inc., Series 2014-STAR, Class A, 1-month LIBOR + 1.220%, 3.704%, 11/15/2027, 144A(e)	197,737
505,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A(a)	502,356
565,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.244%, 4/10/2046(a)	574,503
201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	204,241
1,295,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A2, 3.118%, 1/15/2060(a)	1,300,931
157,476	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A3, 3.660%, 3/15/2047	159,437
325,000	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	342,573
348,589	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047(a)	355,569

		12,417,736

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Oil Field Services — 0.4%
$980,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	$973,612

	Paper — 0.4%
835,000	WRKCo., Inc., 3.750%, 3/15/2025	842,470

	Pharmaceuticals — 2.1%
600,000	AbbVie, Inc., 4.250%, 11/14/2028	612,818
22,000	Amgen, Inc., 2.200%, 5/22/2019	21,991
235,000	Bayer U.S. Finance II LLC, 3.375%, 7/15/2024, 144A	228,996
940,000	GlaxoSmithKline Capital PLC, 3.000%, 6/01/2024	944,686
715,000	Merck & Co., Inc., 3.400%, 3/07/2029	733,520
525,000	Pfizer, Inc., 3.200%, 9/15/2023	537,078
710,000	Pfizer, Inc., 3.450%, 3/15/2029	728,198
775,000	Shire Acquisitions Investments Ireland DAC, 1.900%, 9/23/2019	771,652

		4,578,939

	Property & Casualty Insurance — 0.4%
645,000	American Financial Group, Inc., 3.500%, 8/15/2026	622,379
180,000	Assurant, Inc., 4.200%, 9/27/2023	183,381

		805,760

	Railroads — 0.2%
206,000	CSX Corp., 3.700%, 10/30/2020	208,642
215,000	Union Pacific Corp., 3.646%, 2/15/2024	221,859

		430,501

	Refining — 0.2%
525,000	Valero Energy Corp., 4.000%, 4/01/2029	529,790

	REITs – Apartments — 0.1%
245,000	American Homes 4 Rent LP, 4.900%, 2/15/2029	254,047

	REITs – Health Care — 0.3%
615,000	Omega Healthcare Investors, Inc., 4.500%, 1/15/2025	624,976

	REITs – Office Property — 0.1%
290,000	Office Properties Income Trust, 4.250%, 5/15/2024	276,713

	REITs – Shopping Centers — 0.3%
565,000	Brixmor Operating Partnership LP, 3.650%, 6/15/2024	563,586

	Restaurants — 0.8%
1,280,000	McDonald’s Corp., MTN, 2.625%, 1/15/2022	1,277,450
420,000	McDonald’s Corp., MTN, 3.350%, 4/01/2023	428,628

		1,706,078

	Retailers — 1.1%
345,000	AutoNation, Inc., 3.500%, 11/15/2024	334,592
290,000	AutoNation, Inc., 4.500%, 10/01/2025	291,122
415,000	Best Buy Co., Inc., 4.450%, 10/01/2028	420,306
470,000	Ralph Lauren Corp., 3.750%, 9/15/2025	482,022
850,000	Seven & i Holdings Co. Ltd., 3.350%, 9/17/2021, 144A	860,209

		2,388,251

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Student Loans — 0.2%
$350,554	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	$363,987

	Technology — 2.4%
1,015,000	Broadcom, Inc., 4.750%, 4/15/2029, 144A	1,010,179
450,000	Genpact Luxembourg S.a.r.l., 3.700%, 4/01/2022	444,456
610,000	Hewlett Packard Enterprise Co., 2.100%, 10/04/2019, 144A	607,416
120,000	Hewlett Packard Enterprise Co., 4.900%, 10/15/2025	127,518
89,000	Jabil, Inc., 5.625%, 12/15/2020	92,275
715,000	KLA-Tencor Corp., 4.100%, 3/15/2029	727,688
175,000	Marvell Technology Group Ltd., 4.200%, 6/22/2023	178,430
140,000	Microchip Technology, Inc., 3.922%, 6/01/2021, 144A	141,229
885,000	NetApp, Inc., 2.000%, 9/27/2019	881,293
205,000	Seagate HDD Cayman, 4.875%, 3/01/2024	203,795
500,000	Texas Instruments, Inc., 3.875%, 3/15/2039	517,426
45,000	Trimble, Inc., 4.150%, 6/15/2023	45,794
160,000	Verisk Analytics, Inc., 4.125%, 3/15/2029	164,234

		5,141,733

	Tobacco — 0.1%
325,000	Altria Group, Inc., 4.400%, 2/14/2026	334,047

	Transportation Services — 1.4%
695,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.125%, 8/01/2023, 144A	715,289
265,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.450%, 1/29/2026, 144A	270,815
150,000	Ryder System, Inc., MTN, 3.650%, 3/18/2024	153,000
360,000	Ryder System, Inc., MTN, 3.750%, 6/09/2023	368,579
275,000	Ryder System, Inc., MTN, 3.875%, 12/01/2023	281,265
430,000	TTX Co., 2.600%, 6/15/2020, 144A	428,802
715,000	United Parcel Service, Inc., 3.400%, 3/15/2029	727,938

		2,945,688

	Treasuries — 12.2%
7,545,000	U.S. Treasury Note, 1.125%, 2/28/2021	7,379,069
4,135,000	U.S. Treasury Note, 2.500%, 3/31/2023	4,176,673
5,260,000	U.S. Treasury Note, 2.625%, 2/15/2029	5,356,570
2,055,000	U.S. Treasury Note, 2.875%, 10/31/2023	2,111,192
3,965,000	U.S. Treasury Note, 2.875%, 11/30/2023	4,076,825
3,035,000	U.S. Treasury Note, 2.875%, 5/15/2028	3,152,488

		26,252,817

	Wireless — 0.2%
200,000	SK Telecom Co. Ltd., 3.750%, 4/16/2023, 144A	204,493
140,000	Vodafone Group PLC, 4.125%, 5/30/2025	142,676

		347,169

	Wirelines — 1.1%
315,000	AT&T, Inc., 3-month LIBOR + 1.180%, 3.777%, 6/12/2024(e)	312,475
715,000	AT&T, Inc., 4.350%, 3/01/2029	730,423
205,000	British Telecommunications PLC, 4.500%, 12/04/2023	214,384

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Wirelines — continued
$400,000	Deutsche Telekom International Finance BV, 1.500%, 9/19/2019, 144A	$397,372
144,000	Verizon Communications, Inc., 3.376%, 2/15/2025	145,696
475,000	Verizon Communications, Inc., 4.016%, 12/03/2029, 144A	488,666

		2,289,016

	Total Bonds and Notes (Identified Cost $210,148,034)	211,628,632

Short-Term Investments — 2.0%
4,306,373	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500% to be repurchased at $4,306,912 on 4/01/2019 collateralized by $4,385,000 U.S. Treasury Note, 2.125% due 12/31/2022 valued at $4,396,668 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $4,306,373)	4,306,373

	Total Investments — 100.5% (Identified Cost $214,454,407)	215,935,005
	Other assets less liabilities — (0.5)%	(1,120,674)

	Net Assets — 100.0%	$214,814,331

(†)	See Note 2 of Notes to Financial Statements.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(c)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2019 is disclosed.
(d)	Fair valued by the Fund’s adviser. At March 31, 2019, the value of these securities amounted to $20,173 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(e)	Variable rate security. Rate as of March 31, 2019 is disclosed.
(f)	The Fund’s investment in mortgage related securities of Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the value of Rule 144A holdings amounted to $59,633,998 or 27.8% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund – (continued)

GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

At March 31, 2019, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	6/28/2019	174	$19,958,673	$20,154,094	$195,421

Industry Summary at March 31, 2019 (Unaudited)

Banking	20.7%
Treasuries	12.2
ABS Car Loan	8.9
Non-Agency Commercial Mortgage-Backed Securities	5.8
Electric	5.2
Automotive	4.5
Collateralized Mortgage Obligations	3.3
Mortgage Related	2.8
ABS Other	2.6
Technology	2.4
Food & Beverage	2.4
Pharmaceuticals	2.1
Other Investments, less than 2% each	25.6
Short-Term Investments	2.0

Total Investments	100.5
Other assets less liabilities (including futures contracts)	(0.5)

Net Assets	100.0%

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 82.0% of Net Assets
	ABS Car Loan — 1.4%
$1,550,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	$1,552,155
840,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1, Class A, 3.450%, 3/20/2023, 144A	848,726
57,853	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 2.420%, 11/15/2023, 144A	57,842
1,390,735	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.150%, 4/15/2024, 144A	1,387,554
1,596,159	First Investors Auto Owner Trust, Series 2018-2A, Class A1, 3.230%, 12/15/2022, 144A	1,601,355
190,488	Flagship Credit Auto Trust, Series 2016-4, Class A2, 1.960%, 2/16/2021, 144A	190,403
2,090,000	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A3, 3.640%, 5/15/2023, 144A	2,115,565
725,000	NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A2, 2.740%, 4/15/2021, 144A	724,943
1,495,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.540%, 4/18/2022, 144A	1,490,030
685,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2, 2.560%, 10/17/2022, 144A	681,934

		10,650,507

	ABS Home Equity — 0.2%
884,474	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	876,736
893,901	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(a)	885,684

		1,762,420

	ABS Other — 0.7%
990,916	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A	1,006,414
825,000	Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, Class A, 1-month LIBOR + 0.630%, 3.116%, 9/25/2023, 144A(b)	826,228
3,898,708	SoFi Consumer Loan Program Trust, Series 2018-4, Class A, 3.540%, 11/26/2027, 144A	3,921,578

		5,754,220

	ABS Student Loan — 0.0%
117,085	SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1-month LIBOR + 0.950%, 3.436%, 1/25/2039, 144A(b)	117,728

	Agency Commercial Mortgage-Backed Securities — 13.2%
2,007,412	Federal National Mortgage Association, Series 2015-M17, Class FA, 1-month LIBOR + 0.930%, 3.411%, 11/25/2022(b)	2,011,150
897,144	Federal National Mortgage Association, Series 2016-M3, Class ASQ2, 2.263%, 2/25/2023	882,700
13,445,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ20, Class A2, 3.799%, 12/25/2025	14,114,971

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$6,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2, 4.251%, 1/25/2020	$6,032,127
4,229,760	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.871%, 4/25/2021	4,318,268
4,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K015, Class A2, 3.230%, 7/25/2021	4,050,061
6,451,367	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2, 2.873%, 12/25/2021	6,489,458
2,580,000	FHLMC Multifamily Structured Pass Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027	2,643,778
19,666,397	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	19,593,687
2,504,748	FHLMC Multifamily Structured Pass Through Certificates, Series K725, Class A1, 2.666%, 5/25/2023	2,506,656
5,170,000	FHLMC Multifamily Structured Pass Through Certificates, Series K732, Class A2, 3.700%, 5/25/2025	5,438,289
297,328	FHLMC Multifamily Structured Pass Through Certificates, Series KF06, Class A, 1-month LIBOR + 0.330%, 2.820%, 11/25/2021(b)	296,955
2,600,258	FHLMC Multifamily Structured Pass Through Certificates, Series KF14, Class A, 1-month LIBOR + 0.650%, 3.140%, 1/25/2023(b)	2,601,892
4,919,587	FHLMC Multifamily Structured Pass Through Certificates, Series KF53, Class A, 1-month LIBOR + 0.390%, 2.880%, 10/25/2025(b)	4,901,120
1,332,824	FHLMC Multifamily Structured Pass Through Certificates, Series KI01, Class A, 1-month LIBOR + 0.160%, 2.650%, 9/25/2022(b)	1,329,516
2,997,167	FHLMC Multifamily Structured Pass Through Certificates, Series KI02, Class A, 1-month LIBOR + 0.200%, 2.690%, 2/25/2023(b)	2,992,096
10,261,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ21, Class A2, 3.700%, 9/25/2026	10,774,792
2,973,787	FHLMC Multifamily Structured Pass Through Certificates, Series KP03, Class A2, 1.780%, 7/25/2019	2,960,381
6,695,315	FHLMC Multifamily Structured Pass Through Certificates, Series Q008, Class A, 1-month LIBOR + 0.390%, 2.880%, 10/25/2045(b)	6,649,644
168,424	Government National Mortgage Association, Series 2003-72, Class Z, 5.272%, 11/16/2045(a)	177,113
105,636	Government National Mortgage Association, Series 2003-88, Class Z, 4.501%, 3/16/2046(a)	108,581

		100,873,235

	Collateralized Mortgage Obligations — 11.5%
44,682	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 7-year Treasury - 0.200%, 2.360%, 5/15/2023(b)(c)(d)	43,436
31,274	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 10-year Treasury - 0.650%, 2.010%, 8/15/2023(b)(c)(d)	30,489
132,825	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029(c)(d)	139,803
15,304	Federal Home Loan Mortgage Corp., REMIC, Series 2874, Class BC, 5.000%, 10/15/2019(c)(d)	15,161

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$140,347	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020(c)(d)	$139,992
1,127,127	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035	1,247,830
1,673,276	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	1,815,410
1,001,527	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038	1,093,481
1,221,233	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 2.850%, 6/15/2048(a)(e)	1,113,397
1,438,089	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.032%, 12/15/2036(a)(e)	1,497,834
732,179	Federal Home Loan Mortgage Corp., REMIC, Series 4212, Class FW, 1-month LIBOR + 2.100%, 4.584%, 6/15/2043(b)	737,380
1,213,037	Federal National Mortgage Association, REMIC, Series 2003-48, Class GH, 5.500%, 6/25/2033	1,336,648
23,973	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 7-year Treasury - 0.050%, 2.460%, 9/25/2022(b)(c)(d)	23,653
31,316	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 10-year Treasury - 0.500%, 2.160%, 4/25/2024(b)(c)(d)	30,467
8,693	Federal National Mortgage Association, REMIC, Series 2002-W10, Class A7, 4.606%, 8/25/2042(a)(c)(d)	8,805
488,484	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025(c)(d)	502,717
592,031	Federal National Mortgage Association, REMIC, Series 2007-73, Class A1, 1-month LIBOR + 0.060%, 2.550%, 7/25/2037(b)	581,891
1,261,760	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.438%, 8/25/2038(a)	1,286,633
5,412,360	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1-month LIBOR + 1.000%, 3.486%, 7/25/2043(b)	5,305,817
11,531	Federal National Mortgage Association, REMIC, Series G93-19, Class FD, 10-year Treasury - 0.650%, 1.970%, 4/25/2023(b)(c)(d)	11,414
8,697	FHLMC Structured Pass Through Securities, Series T-60, Class 2A1, 4.255%, 3/25/2044(a)(c)(d)	9,033
567,710	FHLMC Structured Pass Through Securities, Series T-62, Class 1A1, 12-month MTA + 1.200%, 3.597%, 10/25/2044(b)	573,702
1,094,914	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 2.839%, 10/20/2060(b)	1,090,289
1,037,239	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 2.859%, 10/20/2060(b)	1,033,081
835,720	Government National Mortgage Association, Series 2011-H06, Class FA, 1-month LIBOR + 0.450%, 2.959%, 2/20/2061(b)	834,794
810,619	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061	809,146
1,119,804	Government National Mortgage Association, Series 2012-124, Class HT, 7.252%, 7/20/2032(a)	1,144,675
196,520	Government National Mortgage Association, Series 2012-H15, Class FA, 1-month LIBOR + 0.450%, 2.957%, 5/20/2062(b)(c)(d)	195,511

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$944,338	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 3.029%, 8/20/2062(b)	$944,745
1,263,840	Government National Mortgage Association, Series 2012-H29, Class HF, 1-month LIBOR + 0.500%, 3.009%, 10/20/2062(b)	1,261,948
584,403	Government National Mortgage Association, Series 2013-H02, Class GF, 1-month LIBOR + 0.500%, 3.009%, 12/20/2062(b)(c)(d)	581,526
3,725,503	Government National Mortgage Association, Series 2013-H08, Class FA, 1-month LIBOR + 0.350%, 2.859%, 3/20/2063(b)	3,713,777
2,557,760	Government National Mortgage Association, Series 2013-H10, Class FA, 1-month LIBOR + 0.400%, 2.909%, 3/20/2063(b)	2,552,466
9,138,667	Government National Mortgage Association, Series 2013-H22, Class FT, 1-year CMT + 0.650%, 3.240%, 4/20/2063(b)	9,205,637
5,535,369	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 3.007%, 7/20/2064(b)	5,557,110
3,772,501	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 3.009%, 7/20/2064(b)	3,773,090
3,309,856	Government National Mortgage Association, Series 2015-H04, Class FL, 1-month LIBOR + 0.470%, 2.979%, 2/20/2065(b)	3,307,136
70,222	Government National Mortgage Association, Series 2015-H05, Class FA, 1-month LIBOR + 0.300%, 2.809%, 4/20/2061(b)(c)(d)	69,684
1,878,177	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065	1,861,524
6,204,225	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	5,999,224
221,049	Government National Mortgage Association, Series 2015-H11, Class FA, 1-month LIBOR + 0.250%, 2.759%, 4/20/2065(b)	220,768
4,839,674	Government National Mortgage Association, Series 2015-H12, Class FL, 1-month LIBOR + 0.230%, 2.739%, 5/20/2065(b)	4,810,277
1,776,722	Government National Mortgage Association, Series 2015-H19, Class FH, 1-month LIBOR + 0.300%, 2.809%, 7/20/2065(b)	1,774,136
261,187	Government National Mortgage Association, Series 2015-H29, Class FA, 1-month LIBOR + 0.700%, 3.207%, 10/20/2065(b)(c)(d)	260,203
118,400	Government National Mortgage Association, Series 2015-H30, Class FA, 1-month LIBOR + 0.680%, 3.189%, 8/20/2061(b)(c)(d)	117,951
5,703,012	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 3.427%, 2/20/2066(b)	5,764,514
2,936,222	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 3.109%, 4/20/2066(b)	2,940,624
4,403,022	Government National Mortgage Association, Series 2016-H19, Class FJ, 1-month LIBOR + 0.400%, 2.909%, 9/20/2063(b)	4,400,577
4,469,116	Government National Mortgage Association, Series 2017-H24, Class FJ, 1-month LIBOR + 0.250%, 2.759%, 10/20/2067(b)	4,462,130
224,668	NCUA Guaranteed Notes, Series 2010-A1, Class A, 1-month LIBOR + 0.350%, 2.842%, 12/07/2020(b)	224,691
386,214	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 1-month LIBOR + 0.450%, 2.931%, 10/07/2020(b)	386,964
919,904	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 1-month LIBOR + 0.560%, 3.041%, 12/08/2020(b)	922,236

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$59,703	NCUA Guaranteed Notes, Series 2010-R3, Class 2A, 1-month LIBOR + 0.560%, 3.041%, 12/08/2020(b)	$59,934

		87,825,361

	Hybrid ARMs — 7.2%
354,728	FHLMC, 1-year CMT + 1.870%, 4.170%, 9/01/2038(b)	368,213
470,827	FHLMC, 6-month LIBOR + 1.660%, 4.235%, 6/01/2037(b)	478,649
1,858,533	FHLMC, 12-month LIBOR + 1.896%, 4.271%, 9/01/2041(b)	1,940,794
359,581	FHLMC, 12-month LIBOR + 1.829%, 4.332%, 3/01/2038(b)	379,835
258,154	FHLMC, 12-month LIBOR + 1.616%, 4.335%, 11/01/2038(b)	269,580
557,582	FHLMC, 1-year CMT + 2.165%, 4.416%, 4/01/2036(b)	574,456
1,124,210	FHLMC, 1-year CMT + 2.220%, 4.434%, 7/01/2033(b)	1,177,322
77,021	FHLMC, 12-month LIBOR + 1.720%, 4.459%, 12/01/2037(b)	79,612
327,938	FHLMC, 12-month LIBOR + 1.831%, 4.464%, 11/01/2038(b)	344,569
263,164	FHLMC, 12-month LIBOR + 1.713%, 4.491%, 4/01/2037(b)	275,444
745,029	FHLMC, 1-year CMT + 2.249%, 4.519%, 9/01/2038(b)	782,115
1,276,260	FHLMC, 12-month LIBOR + 1.771%, 4.520%, 9/01/2035(b)	1,335,102
2,932,671	FHLMC, 1-year CMT + 2.253%, 4.557%, 3/01/2037(b)	3,080,591
272,721	FHLMC, 12-month LIBOR + 1.936%, 4.581%, 12/01/2034(b)	287,834
168,880	FHLMC, 1-year CMT + 2.212%, 4.598%, 9/01/2038(b)	177,551
669,936	FHLMC, 1-year CMT + 2.245%, 4.694%, 3/01/2036(b)	706,058
1,739,006	FHLMC, 1-year CMT + 2.273%, 4.756%, 2/01/2036(b)	1,825,872
1,041,881	FHLMC, 1-year CMT + 2.286%, 4.772%, 2/01/2036(b)	1,096,229
1,156,974	FHLMC, 12-month LIBOR + 1.781%, 4.831%, 4/01/2037(b)	1,213,029
289,985	FHLMC, 1-year CMT + 2.250%, 5.000%, 2/01/2035(b)	305,151
213,882	FHLMC, 12-month LIBOR + 2.180%, 5.305%, 3/01/2037(b)	227,198
653,767	FNMA, 12-month LIBOR + 1.635%, 3.914%, 4/01/2037(b)	681,164
211,021	FNMA, 1-year CMT + 2.193%, 4.068%, 4/01/2033(b)	218,935
213,054	FNMA, 12-month LIBOR + 1.800%, 4.083%, 3/01/2034(b)	222,646
1,813,118	FNMA, 12-month LIBOR + 1.776%, 4.117%, 3/01/2037(b)	1,900,065
879,183	FNMA, 6-month LIBOR + 1.543%, 4.208%, 7/01/2035(b)	908,114
1,737,734	FNMA, 12-month LIBOR + 1.561%, 4.244%, 4/01/2037(b)	1,806,095
746,451	FNMA, 1-year CMT + 2.179%, 4.267%, 6/01/2036(b)	784,934
1,351,544	FNMA, 12-month LIBOR + 1.741%, 4.267%, 9/01/2037(b)	1,416,574
190,253	FNMA, 12-month LIBOR + 1.567%, 4.319%, 8/01/2035(b)	199,148
1,479,161	FNMA, 12-month LIBOR + 1.611%, 4.355%, 7/01/2035(b)	1,540,661
1,503,379	FNMA, 12-month LIBOR + 1.609%, 4.364%, 9/01/2037(b)	1,561,874
387,727	FNMA, 1-year CMT + 2.145%, 4.368%, 9/01/2036(b)	407,214
1,310,435	FNMA, 1-year CMT + 2.272%, 4.383%, 6/01/2037(b)	1,380,845
596,965	FNMA, 1-year CMT +2.287%, 4.390%, 6/01/2033(b)	624,918
623,847	FNMA, 12-month LIBOR + 1.640%, 4.393%, 7/01/2038(b)	648,417
374,544	FNMA, 12-month LIBOR + 1.657%, 4.407%, 8/01/2038(b)	386,902
2,050,090	FNMA, 1-year CMT + 2.189%, 4.409%, 12/01/2040(b)	2,145,847
76,649	FNMA, 6-month LIBOR + 1.543%, 4.418%, 2/01/2037(b)	79,164
3,529,138	FNMA, 1-year CMT + 2.188%, 4.441%, 10/01/2034(b)	3,705,259
227,120	FNMA, 12-month LIBOR + 1.802%, 4.461%, 7/01/2041(b)	236,454
686,217	FNMA, 12-month LIBOR + 1.712%, 4.462%, 8/01/2034(b)	718,078
570,116	FNMA, 1-year CMT + 2.223%, 4.473%, 8/01/2035(b)	602,208

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$1,638,016	FNMA, 1-year CMT + 2.182%, 4.479%, 11/01/2033(b)	$1,719,323
365,771	FNMA, 12-month LIBOR + 1.687%, 4.491%, 11/01/2036(b)	382,412
248,875	FNMA, 12-month LIBOR + 1.743%, 4.500%, 11/01/2035(b)	260,052
330,730	FNMA, 12-month LIBOR + 1.656%, 4.501%, 10/01/2033(b)	344,637
804,052	FNMA, 1-year CMT + 2.235%, 4.527%, 4/01/2034(b)	845,502
331,884	FNMA, 1-year CMT + 2.185%, 4.616%, 12/01/2034(b)	345,872
426,082	FNMA, 1-year CMT + 2.138%, 4.619%, 9/01/2034(b)	447,035
439,047	FNMA, 1-year CMT + 2.287%, 4.620%, 10/01/2033(b)	459,423
120,738	FNMA, 1-year CMT + 2.439%, 4.641%, 8/01/2033(b)	127,047
2,288,528	FNMA, 12-month LIBOR + 1.800%, 4.663%, 10/01/2041(b)	2,389,991
2,662,588	FNMA, 1-year CMT + 2.218%, 4.670%, 4/01/2034(b)	2,800,296
559,627	FNMA, 12-month LIBOR + 1.800%, 4.800%, 12/01/2041(b)	588,371
75,398	FNMA, 12-month LIBOR + 1.807%, 4.821%, 1/01/2037(b)	79,417
215,017	FNMA, 1-year CMT + 2.500%, 4.830%, 8/01/2036(b)	227,717
728,629	FNMA, 1-year CMT + 2.185%, 4.849%, 1/01/2036(b)	766,722
493,331	FNMA, 12-month LIBOR + 1.765%, 4.890%, 2/01/2037(b)	515,215
1,175,533	FNMA, 6-month LIBOR + 2.277%, 4.923%, 7/01/2037(b)	1,244,057
1,147,696	FNMA, 12-month LIBOR + 1.820%, 4.945%, 2/01/2047(b)	1,218,300
522,395	FNMA, 1-year CMT + 2.483%, 5.060%, 5/01/2035(b)	554,953
521,839	FNMA, 12-month LIBOR + 2.473%, 5.098%, 6/01/2035(b)	556,594

		54,973,656

	Mortgage Related — 7.3%
63,216	FHLMC, 3.000%, 10/01/2026	64,048
467,890	FHLMC, 4.000%, with various maturities from 2024 to 2042(f)	484,859
230,992	FHLMC, 4.500%, with various maturities from 2025 to 2034(f)	238,007
96,429	FHLMC, 5.500%, 10/01/2023	99,644
67,195	FHLMC, COFI + 1.250%, 5.773%, 6/01/2020(b)	67,628
100,246	FHLMC, COFI + 1.250%, 5.894%, 8/01/2020(b)	101,121
81,727	FHLMC, COFI + 1.250%, 5.923%, 10/01/2020(b)	82,572
115,012	FHLMC, COFI + 1.250%, 5.953%, 11/01/2020(b)	116,193
2,305	FHLMC, 6.000%, 11/01/2019	2,311
237,431	FHLMC, 6.500%, 12/01/2034	270,376
177	FHLMC, 7.500%, 6/01/2026	189
133,931	FNMA, 3.000%, 3/01/2042	134,021
1,359,001	FNMA, 5.000%, with various maturities from 2037 to 2038(f)	1,461,989
627,992	FNMA, 5.500%, with various maturities from 2023 to 2033(f)	660,874
612,844	FNMA, 6.000%, with various maturities from 2021 to 2022(f)	632,249
180,856	FNMA, 6.500%, with various maturities from 2032 to 2037(f)	200,596
69,992	FNMA, 7.500%, with various maturities from 2030 to 2032(f)	75,672
3,164,710	GNMA, 1-month LIBOR + 1.716%, 4.220%, 2/20/2061(b)	3,296,997
875,457	GNMA, 4.309%, 12/20/2061(a)	879,124
1,292,993	GNMA, 4.378%, 3/20/2063(a)	1,310,223
2,574,075	GNMA, 4.393%, 12/20/2061(a)	2,580,931
1,185,663	GNMA, 4.402%, 2/20/2063(a)	1,200,038
2,498,049	GNMA, 1-month LIBOR + 1.890%, 4.410%, 2/20/2063(b)	2,602,877
2,734,494	GNMA, 4.419%, 6/20/2063(a)	2,780,700
1,367,456	GNMA, 4.421%, 2/20/2062(a)	1,371,174

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$121,531	GNMA, 4.477%, 8/20/2061(a)	$122,865
644,881	GNMA, 4.478%, 3/20/2062(a)	648,041
3,315,511	GNMA, 4.486%, 10/20/2065(a)	3,537,920
1,646,838	GNMA, 4.490%, 6/20/2062(a)	1,655,407
3,678,580	GNMA, 4.534%, 12/20/2062(a)	3,717,952
923,158	GNMA, 4.544%, 4/20/2063(a)	934,643
5,661,975	GNMA, 4.586%, 11/20/2062(a)	5,716,468
413,475	GNMA, 4.598%, 3/20/2062(a)	414,772
485,315	GNMA, 4.599%, 7/20/2063(a)	511,864
1,890,078	GNMA, 4.603%, 2/20/2066(a)	2,006,295
1,894,353	GNMA, 4.624%, 3/20/2064(a)	2,005,829
506,180	GNMA, 4.649%, 2/20/2062(a)	507,413
402,170	GNMA, 4.651%, 1/20/2064(a)	427,093
1,682,776	GNMA, 4.652%, 2/20/2062(a)	1,686,358
3,216,268	GNMA, 1-month LIBOR + 2.149%, 4.670%, 3/20/2063(b)	3,347,652
1,820,155	GNMA, 4.674%, 11/20/2063(a)	1,920,966
1,513,384	GNMA, 4.688%, 5/20/2064(a)	1,612,763
57,150	GNMA, 4.700%, with various maturities in 2061(a)(f)	59,160
43,627	GNMA, 4.707%, 3/20/2061(a)	44,108
32,346	GNMA, 4.710%, 8/20/2061(a)	33,196
293,942	GNMA, 4.711%, 8/20/2062(a)	295,860
838,316	GNMA, 1-month LIBOR + 2.264%, 4.784%, 5/20/2065(b)	888,776
883,865	GNMA, 1-month LIBOR + 2.286%, 4.806%, 6/20/2065(b)	941,405
1,740,631	GNMA, 1-month LIBOR + 2.365%, 4.886%, 2/20/2063(b)	1,819,359
132,756	GNMA, 4.967%, 4/20/2061(a)	134,294
11,874	GNMA, 6.000%, 12/15/2031	13,127
50,375	GNMA, 6.500%, 5/15/2031	57,026
57,731	GNMA, 7.000%, 10/15/2028	63,153

		55,838,178

	Non-Agency Commercial Mortgage-Backed Securities — 2.1%
1,310,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	1,306,417
1,488,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,557,367
4,282,000	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	4,402,514
1,397,747	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/2044, 144A	1,440,068
2,600,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	2,611,405
1,040,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134%, 12/15/2048	1,051,767
3,333,727	Starwood Retail Property Trust, Inc., Series 2014-STAR, Class A, 1-month LIBOR + 1.220%, 3.704%, 11/15/2027, 144A(b)	3,325,573

		15,695,111

	Sovereigns — 0.3%
1,955,000	U.S. Department of Housing and Urban Development, 1.880%, 8/01/2019	1,950,152

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Treasuries — 38.1%
$18,165,000	U.S. Treasury Note, 1.125%, 8/31/2021	$17,681,073
20,945,000	U.S. Treasury Note, 1.250%, 7/31/2023	20,090,837
9,635,000	U.S. Treasury Note, 1.375%, 1/31/2021	9,472,409
5,000,000	U.S. Treasury Note, 1.375%, 9/30/2023	4,814,648
6,795,000	U.S. Treasury Note, 1.625%, 8/31/2022	6,658,569
26,050,000	U.S. Treasury Note, 1.750%, 11/30/2021	25,713,182
8,460,000	U.S. Treasury Note, 1.750%, 6/30/2022	8,332,439
12,605,000	U.S. Treasury Note, 1.750%, 9/30/2022	12,399,184
7,895,000	U.S. Treasury Note, 1.875%, 4/30/2022	7,809,882
9,900,000	U.S. Treasury Note, 2.000%, 2/28/2021	9,843,539
17,015,000	U.S. Treasury Note, 2.000%, 12/31/2021	16,909,986
2,855,000	U.S. Treasury Note, 2.000%, 11/15/2026	2,785,521
13,945,000	U.S. Treasury Note, 2.125%, 9/30/2021	13,899,243
8,305,000	U.S. Treasury Note, 2.125%, 11/30/2023	8,259,906
650,000	U.S. Treasury Note, 2.125%, 3/31/2024	646,395
4,215,000	U.S. Treasury Note, 2.250%, 3/31/2021	4,213,024
16,475,000	U.S. Treasury Note, 2.250%, 1/31/2024	16,473,713
9,950,000	U.S. Treasury Note, 2.250%, 11/15/2027	9,844,281
8,000,000	U.S. Treasury Note, 2.375%, 12/31/2020	8,006,563
3,865,000	U.S. Treasury Note, 2.500%, 12/31/2020	3,876,625
7,835,000	U.S. Treasury Note, 2.875%, 11/15/2021	7,957,116
67,520,000	U.S. Treasury Note, 2.875%, 10/31/2023	69,366,250
6,030,000	U.S. Treasury Note, 2.875%, 11/30/2023	6,200,065

		291,254,450

	Total Bonds and Notes (Identified Cost $628,078,478)	626,695,018

Short-Term Investments — 31.2%
103,345,000	Federal Home Loan Bank Discount Notes, 2.300%-2.340%, 4/01/2019(g)(h)	103,345,000
58,005,000	Federal Home Loan Bank Discount Notes, 2.200%, 4/08/2019(g)	57,977,705
8,705,207	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500% to be repurchased at $8,706,296 on 4/01/2019 collateralized by $8,885,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $8,882,361 including accrued interest (Note 2 of Notes to Financial Statements)	8,705,207
45,705,000	U.S. Treasury Bills, 2.335%, 4/04/2019(g)	45,696,007
14,430,000	U.S. Treasury Bills, 2.365%-2.413%, 4/18/2019(g)(h)	14,413,884
8,265,000	U.S. Treasury Bills, 2.468%, 2/27/2020(g)	8,087,785

	Total Short-Term Investments (Identified Cost $238,217,165)	238,225,588

	Total Investments — 113.2% (Identified Cost $866,295,643)	864,920,606
	Other assets less liabilities — (13.2)%	(100,930,543)

	Net Assets — 100.0%	$763,990,063

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2019 is disclosed.
(b)	Variable rate security. Rate as of March 31, 2019 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)	Fair valued by the Fund’s adviser. At March 31, 2019, the value of these securities amounted to $2,179,845 or 0.3% of net assets. See Note 2 of Notes to Financial Statements.
(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(f)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(h)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the value of Rule 144A holdings amounted to $26,968,338 or 3.5% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
COFI	Cost Of Funds Index
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average Interest
REMIC	Real Estate Mortgage Investment Conduit

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Industry Summary at March 31, 2019 (Unaudited)

Treasuries	38.1%
Agency Commercial Mortgage-Backed Securities	13.2
Collateralized Mortgage Obligations	11.5
Mortgage Related	7.3
Hybrid ARMs	7.2
Non-Agency Commercial Mortgage-Backed Securities	2.1
Other Investments, less than 2% each	2.6
Short-Term Investments	31.2

Total Investments	113.2
Other assets less liabilities	(13.2)

Net Assets	100.0%

See accompanying notes to financial statements.

|  34

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
ASSETS
Investments at cost	$214,454,407	$866,295,643
Net unrealized appreciation (depreciation)	1,480,598	(1,375,037)

Investments at value	215,935,005	864,920,606
Cash	20	12
Due from brokers (Note 2)	135,000	—
Receivable for Fund shares sold	353,324	1,489,530
Receivable for securities sold	957,192	102,499,376
Interest receivable	1,151,607	3,243,740
Tax reclaims receivable	3,608	—
Prepaid expenses (Note 8)	10	43

TOTAL ASSETS	218,535,766	972,153,307

LIABILITIES
Payable for securities purchased	3,238,914	206,283,780
Payable for Fund shares redeemed	267,364	836,841
Payable for variation margin on futures contracts (Note 2)	39,467	—
Distributions payable	—	334,769
Management fees payable (Note 6)	33,635	225,802
Deferred Trustees’ fees (Note 6)	103,620	313,516
Administrative fees payable (Note 6)	7,804	27,436
Payable to distributor (Note 6d)	2,067	11,846
Other accounts payable and accrued expenses	28,564	129,254

TOTAL LIABILITIES	3,721,435	208,163,244

NET ASSETS	$214,814,331	$763,990,063

NET ASSETS CONSIST OF:
Paid-in capital	$216,607,921	$800,746,331
Accumulated loss	(1,793,590)	(36,756,268)

NET ASSETS	$214,814,331	$763,990,063

See accompanying notes to financial statements.

35  |

Statements of Assets and Liabilities (continued)

March 31, 2019 (Unaudited)

	Intermediate Duration Bond Fund		Limited Term Government and Agency Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$19,357,491		$338,747,449

Shares of beneficial interest	1,892,976		30,198,284

Net asset value and redemption price per share	$10.23		$11.22

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$10.68		$11.48

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$286,938		$25,378,264

Shares of beneficial interest	27,983		2,260,561

Net asset value and offering price per share	$10.25		$11.23

Class N shares:
Net assets	$1,020		$5,367,567

Shares of beneficial interest	100		477,129

Net asset value, offering and redemption price per share	$10.22	*	$11.25

Class Y shares:
Net assets	$195,168,882		$394,496,783

Shares of beneficial interest	19,091,801		35,051,659

Net asset value, offering and redemption price per share	$10.22		$11.25

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

|  36

Statements of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
INVESTMENT INCOME
Interest	$3,333,227	$7,685,076
Less net foreign taxes withheld	(1,480)	—

	3,331,747	7,685,076

Expenses
Management fees (Note 6)	258,307	1,350,989
Service and distribution fees (Note 6)	24,408	547,499
Administrative fees (Note 6)	45,657	161,709
Trustees’ fees and expenses (Note 6)	6,418	10,451
Transfer agent fees and expenses (Notes 6 and 7)	81,006	347,666
Audit and tax services fees	26,390	28,498
Custodian fees and expenses	9,861	18,527
Legal fees	1,848	6,673
Registration fees	34,439	69,123
Shareholder reporting expenses	5,373	34,774
Miscellaneous expenses (Note 8)	13,976	11,996

Total expenses	507,683	2,587,905
Less waiver and/or expense reimbursement (Note 6)	(69,970)	(17,427)

Net expenses	437,713	2,570,478

Net investment income	2,894,034	5,114,598

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gain (loss) on:
Investments	503,834	(2,369,372)
Futures contracts	245,038	—
Net change in unrealized appreciation (depreciation) on:
Investments	4,380,981	13,950,115
Futures contracts	320,133	—

Net realized and unrealized gain on investments and futures contracts	5,449,986	11,580,743

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,344,020	$16,695,341

See accompanying notes to financial statements.

37  |

Statements of Changes in Net Assets

	Intermediate Duration Bond Fund		Limited Term Government and Agency Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
FROM OPERATIONS:
Net investment income	$2,894,034	$4,230,759	$5,114,598	$7,851,107
Net realized gain (loss) on investments and futures contracts	748,872	(2,736,102)	(2,369,372)	(1,854,197)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	4,701,114	(2,837,300)	13,950,115	(6,897,838)

Net increase (decrease) in net assets resulting from operations	8,344,020	(1,342,643)	16,695,341	(900,928)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(249,813)	(457,955)	(3,662,554)	(6,062,622)
Class C	(1,334)	(30,450)	(185,132)	(373,941)
Class N	(5)	—	(57,014)	(53,072)
Class Y	(2,753,410)	(3,945,026)	(4,493,433)	(7,556,453)

Total distributions	(3,004,562)	(4,433,431)	(8,398,133)	(14,046,088)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	42,203,899	(6,673,219)	33,853,485	(4,981,212)

Net increase (decrease) in net assets	47,543,357	(12,449,293)	42,150,693	(19,928,228)
NET ASSETS
Beginning of the period	167,270,974	179,720,267	721,839,370	741,767,598

End of the period	$214,814,331	$167,270,974	$763,990,063	$721,839,370

See accompanying notes to financial statements.

|  38

Financial Highlights

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class A*
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$9.97		$10.29	$10.52	$10.39	$10.39	$10.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.22	0.17	0.20	0.20	0.22
Net realized and unrealized gain (loss)	0.26		(0.31)	(0.12)	0.17	0.03	0.11

Total from Investment Operations	0.39		(0.09)	0.05	0.37	0.23	0.33

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)		(0.23)	(0.20)	(0.21)	(0.22)	(0.25)
Net realized capital gains	—		—	(0.08)	(0.03)	(0.01)	(0.03)

Total Distributions	(0.13)		(0.23)	(0.28)	(0.24)	(0.23)	(0.28)

Net asset value, end of the period	$10.23		$9.97	$10.29	$10.52	$10.39	$10.39

Total return(b)(c)	3.97	%(d)	(0.85)%	0.44%	3.64%	2.17%	3.24%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$19,357		$19,149	$21,828	$19,327	$18,425	$5,931
Net expenses(e)	0.65	%(f)	0.65%	0.65%	0.65%	0.65%	0.65%
Gross expenses	0.72	%(f)	0.70%	0.72%	0.72%	0.71%	0.85%
Net investment income	2.57	%(f)	2.17%	1.69%	1.89%	1.93%	2.07%
Portfolio turnover rate	64%		152%	216%	151%	151%	134%

*	Effective August 31, 2016, Retail Class shares were redesignated as Class A shares.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

39  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class C
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Period Ended September 30, 2016*
Net asset value, beginning of the period	$10.00		$10.30	$10.53	$10.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.13	0.10	0.01
Net realized and unrealized gain (loss)	0.25		(0.31)	(0.13)	0.00	(b)

Total from Investment Operations	0.34		(0.18)	(0.03)	0.01

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.12)	(0.12)	(0.01)
Net realized capital gains	—		—	(0.08)	—

Total Distributions	(0.09)		(0.12)	(0.20)	(0.01)

Net asset value, end of the period	$10.25		$10.00	$10.30	$10.53

Total return(c)(d)	3.46	%(e)	(1.71)%	(0.29)%	0.08	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$287		$2	$3,225	$3,088
Net expenses(f)	1.40	%(g)	1.40%	1.40%	1.40	%(g)
Gross expenses	1.49	%(g)	1.45%	1.48%	1.56	%(g)
Net investment income	1.89	%(g)	1.31%	0.95%	0.86	%(g)
Portfolio turnover rate	64%		152%	216%	151%

*	From commencement of Class operations on August 31, 2016 through September 30, 2016.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  40

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class N
	Period Ended March 31, 2019* (Unaudited)
Net asset value, beginning of the period	$10.07

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04
Net realized and unrealized gain (loss)	0.16

Total from Investment Operations	0.20

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)

Net asset value, end of the period	$10.22

Total return(b)(c)	1.97%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1
Net expenses(d)(e)	0.33%
Gross expenses(e)	3.14%
Net investment income(e)	2.67%
Portfolio turnover rate	64	%(f)

*	From commencement of Class operations on February 1, 2019 through March 31, 2019.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Represents the Fund’s portfolio turnover rate for the six months ended March 31, 2019.

See accompanying notes to financial statements.

41  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class Y*
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$9.97		$10.29	$10.52	$10.39	$10.39	$10.33

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.25	0.20	0.22	0.22	0.24
Net realized and unrealized gain (loss)	0.26		(0.31)	(0.13)	0.18	0.04	0.12

Total from Investment Operations	0.40		(0.06)	0.07	0.40	0.26	0.36

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.26)	(0.22)	(0.24)	(0.25)	(0.27)
Net realized capital gains	—		—	(0.08)	(0.03)	(0.01)	(0.03)

Total Distributions	(0.15)		(0.26)	(0.30)	(0.27)	(0.26)	(0.30)

Net asset value, end of the period	$10.22		$9.97	$10.29	$10.52	$10.39	$10.39

Total return(b)	4.00	%(c)	(0.60)%	0.69%	3.90%	2.42%	3.60%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$195,169		$148,119	$154,668	$139,398	$88,592	$66,759
Net expenses(d)	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Gross expenses	0.47	%(e)	0.45%	0.47%	0.47%	0.47%	0.57%
Net investment income	2.82	%(e)	2.43%	1.93%	2.11%	2.15%	2.31%
Portfolio turnover rate	64%		152%	216%	151%	151%	134%

*	Effective August 31, 2016, Institutional Class shares were redesignated as Class Y shares.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  42

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class A
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$11.09		$11.32	$11.51	$11.57		$11.61	$11.68

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.11	0.08	0.11		0.14	0.16
Net realized and unrealized gain (loss)	0.18		(0.13)	(0.09)	0.00	(b)	0.01 (c)	0.01

Total from Investment Operations	0.25		(0.02)	(0.01)	0.11		0.15	0.17

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.21)	(0.18)	(0.17)		(0.19)	(0.24)

Net asset value, end of the period	$11.22		$11.09	$11.32	$11.51		$11.57	$11.61

Total return(d)	2.28	%(e)(f)	(0.17)%	(0.04)%	0.93%		1.26%	1.44%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$338,747		$328,475	$336,227	$442,671		$346,317	$314,360
Net expenses	0.80	%(g)(h)	0.80%	0.80%	0.77%		0.77%	0.80	%(i)
Gross expenses	0.81	%(h)	0.80%	0.80%	0.77%		0.77%	0.80	%(i)
Net investment income	1.29	%(h)	1.02%	0.67%	0.96%		1.21%	1.35%
Portfolio turnover rate	258	%(j)	157%	126%	109	%(k)	48%	24%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Includes fee/expense recovery of less than 0.01%.
(j)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to the use of certain trading strategies.
(k)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to fluctuation in the level of fund assets due to shareholder flows.

See accompanying notes to financial statements.

43  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class C
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$11.10		$11.33	$11.52	$11.58		$11.62	$11.69

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03		0.03	(0.01)	0.02		0.05	0.07
Net realized and unrealized gain (loss)	0.18		(0.13)	(0.08)	0.00	(b)	0.01 (c)	0.01

Total from Investment Operations	0.21		(0.10)	(0.09)	0.02		0.06	0.08

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.13)	(0.10)	(0.08)		(0.10)	(0.15)

Net asset value, end of the period	$11.23		$11.10	$11.33	$11.52		$11.58	$11.62

Total return(d)	1.90	%(e)(f)	(0.91)%	(0.79)%	0.18%		0.51%	0.69%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$25,378		$23,341	$43,319	$73,027		$63,167	$56,936
Net expenses	1.55	%(g)(h)	1.55%	1.55%	1.52%		1.53%	1.55	%(i)
Gross expenses	1.56	%(h)	1.55%	1.55%	1.52%		1.53%	1.55	%(i)
Net investment income (loss)	0.55	%(h)	0.24%	(0.09)%	0.21%		0.47%	0.61%
Portfolio turnover rate	258	%(j)	157%	126%	109	%(k)	48%	24%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Includes fee/expense recovery of less than 0.01%.
(j)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to the use of certain trading strategies.
(k)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to fluctuation in the level of fund assets due to shareholder flows.

See accompanying notes to financial statements.

|  44

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class N
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Period Ended September 30, 2017*
Net asset value, beginning of the period	$11.12		$11.36	$11.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.15	0.05
Net realized and unrealized gain (loss)	0.18		(0.14)	0.08	(b)

Total from Investment Operations	0.27		0.01	0.13

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.25)	(0.16)

Net asset value, end of the period	$11.25		$11.12	$11.36

Total return(c)	2.45	%(d)	0.09%	1.12	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,368		$3,176	$1,900
Net expenses(e)	0.46	%(f)	0.46%	0.47	%(f)
Gross expenses	0.47	%(f)	0.48%	0.50	%(f)
Net investment income	1.64	%(f)	1.37%	0.64	%(f)
Portfolio turnover rate	258	%(g)	157%	126	%(h)

*	From commencement of Class operations on February 1, 2017 through September 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to the use of certain trading strategies.
(h)	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.

See accompanying notes to financial statements.

45  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class Y
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$11.13		$11.36	$11.55	$11.61		$11.65	$11.72

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.14	0.11	0.14		0.17	0.18
Net realized and unrealized gain (loss)	0.17		(0.13)	(0.09)	0.00	(b)	0.01 (c)	0.02

Total from Investment Operations	0.26		0.01	0.02	0.14		0.18	0.20

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.24)	(0.21)	(0.20)		(0.22)	(0.27)

Net asset value, end of the period	$11.25		$11.13	$11.36	$11.55		$11.61	$11.65

Total return	2.31	%(d)	0.09%	0.22%	1.19%		1.51%	1.70%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$394,497		$366,847	$360,322	$411,898		$431,727	$330,224
Net expenses	0.55	%(e)	0.55%	0.55%	0.52%		0.52%	0.55	%(f)
Gross expenses	0.55	%(e)	0.55%	0.55%	0.52%		0.52%	0.55	%(f)
Net investment income	1.53	%(e)	1.26%	0.92%	1.20%		1.45%	1.58%
Portfolio turnover rate	258	%(g)	157%	126%	109	%(h)	48%	24%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of less than 0.01%.
(g)	The variation in the Fund’s turnover rate from 2018 to 2019 is due to the use of certain trading strategies.
(h)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to fluctuation in the level of fund assets due to shareholder flows.

See accompanying notes to financial statements.

|  46

Notes to Financial Statements

March 31, 2019 (Unaudited)

1.  Organization.  Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Funds I:

Loomis Sayles Intermediate Duration Bond Fund (the “Intermediate Duration Bond Fund”)

Loomis Sayles Funds II:

Loomis Sayles Limited Term Government and Agency Fund (the “Limited Term Government and Agency Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class A, Class C, Class N (effective February 1, 2019 for Intermediate Duration Bond Fund) and Class Y shares.

Class A shares of Intermediate Duration Bond Fund are sold with a maximum front-end sales charge of 4.25%. Class A shares of Limited Term Government and Agency Fund are sold with a maximum front-end sales charge of 2.25%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for 10 years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C) and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of

47  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

|  48

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

As of March 31, 2019, securities held by the Funds were fair valued as follows:

Fund	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
Intermediate Duration Bond Fund	$20,173	Less than 0.1%
Limited Term Government and Agency Fund	2,179,845	0.3%

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income,

49  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Futures Contracts.  The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the

|  50

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

e.  When-Issued and Delayed Delivery Transactions.  The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

There were no when-issued or delayed delivery securities held by the Funds as of March 31, 2019.

f.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment

51  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2019 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

g.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as premium amortization and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization and futures contract mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

|  52

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2018 was as follows:

	2018 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Intermediate Duration Bond Fund	$4,433,431	$—	$4,433,431
Limited Term Government and Agency Fund	14,046,088	—	14,046,088

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of September 30, 2018, capital loss carryforwards were as follows:

	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Capital loss carryforward:
Short-term:
No expiration date	$(3,060,576)	$(2,596,770)
Long-term:
No expiration date	(1,011,526)	(26,585,289)

Total capital loss carryforward	$(4,072,102)	$(29,182,059)

As of March 31, 2019, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Federal tax cost	$214,557,039	$866,616,776

Gross tax appreciation	$2,672,485	$6,597,592
Gross tax depreciation	(1,099,098)	(8,293,762)

Net tax appreciation (depreciation)	$1,573,387	$(1,696,170)

53  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales and derivatives mark-to-market.

h.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2019, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

i.  Due from Brokers.  Transactions and positions in certain futures contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from broker balance in the Statements of Assets and Liabilities for Intermediate Duration Bond Fund represents cash pledged as initial margin for futures contracts. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

j.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

|  54

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

For the six months ended March 31, 2019, neither Fund had loaned securities under this agreement.

k.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

l.  New Accounting Pronouncement.  In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has evaluated the application of this provision and has determined the impact to be immaterial to the Funds.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may

55  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2019, at value:

Intermediate Duration Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Home Equity	$—	$1,179,923	$20,173	(b)	$1,200,096
All Other Bonds and Notes(a)	—	210,428,536	—		210,428,536

Total Bonds and Notes	—	211,608,459	20,173		211,628,632

Short-Term Investments	—	4,306,373	—		4,306,373

Total Investments	—	215,914,832	20,173		215,935,005

Futures Contracts (unrealized appreciation)	195,421	—	—		195,421

Total	$195,421	$215,914,832	$20,173		$216,130,426

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.

|  56

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Limited Term Government and Agency Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$85,645,516	$2,179,845	(b)	$87,825,361
All Other Bonds and Notes(a)	—	538,869,657	—		538,869,657

Total Bonds and Notes	—	624,515,173	2,179,845		626,695,018

Short-Term Investments	—	238,225,588	—		238,225,588

Total	$—	$862,740,761	$2,179,845		$864,920,606

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2018 and/or March 31, 2019:

Intermediate Duration Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
ABS Home Equity	$14,830	$—	$(8)	$(144)	$—

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2019
Bonds and Notes
ABS Home Equity	$(3,560)	$9,055	$—	$20,173	$(243)

57  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

A debt security valued at $9,055 was transferred from Level 2 to Level 3 during the period ended March 31, 2019. At September 30, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2019 this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Limited Term Government and Agency Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Collateralized Mortgage Obligations	$191,318	$—	$(36,935)	$17,064	$—

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2019
Bonds and Notes
Collateralized Mortgage Obligations	$(1,937,758)	$3,946,156	$—	$2,179,845	$16,498

Debt securities valued at $3,946,156 were transferred from Level 2 to Level 3 during the period ended March 31, 2019. At September 30, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2019 these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying

|  58

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

asset, reference rate or index. Derivative instruments that Intermediate Duration Bond Fund used during the period include futures contracts.

Intermediate Duration Bond Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. A Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration in order to control interest rate risk without having to buy or sell portfolio securities. During the six months ended March 31, 2019, Intermediate Duration Bond Fund used futures contracts for hedging purposes and to manage duration.

The following is a summary of derivative instruments for Intermediate Duration Bond Fund as of March 31, 2019, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$195,421

Transactions in derivative instruments for Intermediate Duration Bond Fund during the six months ended March 31, 2019, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$245,038

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$320,133

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

59  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

The volume of futures contract activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2019:

Intermediate Duration Bond Fund	Futures
Average Notional Amount Outstanding	9.89%
Highest Notional Amount Outstanding	9.98%
Lowest Notional Amount Outstanding	9.34%
Notional Amount Outstanding as of March 31, 2019	9.38%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Intermediate Duration Bond Fund	$135,000	$135,000

|  60

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

5.  Purchases and Sales of Securities.  For the six months ended March 31, 2019, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Intermediate Duration Bond Fund	$74,649,975	$51,773,873	$97,406,960	$75,999,399
Limited Term Government and Agency Fund	1,612,717,335	1,628,695,443	21,904,421	53,890,358

6. Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $500 million	Next $1.5 billion	Over $2 billion
Intermediate Duration Bond Fund	0.2500%	0.2500%	0.2500%
Limited Term Government and Agency Fund	0.3750%	0.3500%	0.3000%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2020, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

61  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

For the six months ended March 31, 2019 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Intermediate Duration Bond Fund	0.65%	1.40%	0.35%	0.40%
Limited Term Government and Agency Fund	0.80%	1.55%	0.50%	0.55%

Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2019, the management fees and waivers of management fees for each Fund were as follows:

	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Intermediate Duration Bond Fund	$258,307	$27,877	$230,430	0.25%	0.22%
Limited Term Government and Agency Fund	1,350,989	—	1,350,989	0.37%	0.37%

For the six months ended March 31, 2019, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Class A	Class C	Class N	Class Y	Total
Intermediate Duration Bond Fund	$3,720	$56	$—	$37,243	$41,019
Limited Term Government and Agency Fund	7,153	618	—	5,615	13,386

[1]	Waiver/expense reimbursements are subject to possible recovery until September 30, 2020.

No expenses were recovered for either Fund during the six months ended March 31, 2019 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

|  62

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended March 31, 2019, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Intermediate Duration Bond Fund	$23,660	$187	$561
Limited Term Government and Agency Fund	419,071	32,107	96,321

c.  Administrative Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

Effective October 1, 2018, State Street Bank agreed to reduce the fees it receives from Natixis Advisors for serving as sub-administrator to the Funds. Also, effective October 1, 2018, Natixis Advisors agreed to voluntarily waive fees paid by the Funds in an amount equal to the reduction in sub-administrative fees discussed above. The

63  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

waiver is in effect through June 30, 2019, at which time it will be reevaluated as part of the annual review of the administrative services contract, as noted above.

For the six months ended March 31, 2019, the administrative fees for each Fund were as follows:

Fund	Administrative Fees	Waiver of Administrative Fees	Net Administrative Fees
Intermediate Duration Bond Fund	$45,657	$1,070	$44,587
Limited Term Government and Agency Fund	161,709	3,820	157,889

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2019, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Intermediate Duration Bond Fund	$77,269
Limited Term Government and Agency Fund	190,446

As of March 31, 2019, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Intermediate Duration Bond Fund	$2,067
Limited Term Government and Agency Fund	11,846

|  64

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended March 31, 2019 were as follows:

Fund	Commissions
Limited Term Government and Agency Fund	$6,783

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $360,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $190,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $15,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2019, the Chairperson of the Board received a retainer fee at the annual rate of $340,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $170,000, and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $12,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’

65  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

For the six months ended March 31, 2019, net depreciation in the value of participants’ deferral accounts has been reclassified as miscellaneous expenses on the Statements of Operations, as follows:

Fund	Amount
Intermediate Duration Bond Fund	$2,819
Limited Term Government and Agency Fund	12,625

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.

g.  Affiliated Ownership.  As of March 31, 2019, the percentage of each Fund’s net assets owned by affiliates is as follows:

Intermediate Duration Bond Fund	Percentage of Net Assets
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.99%
Natixis Advisors	less than 0.01%

Limited Term Government and Agency Fund	Percentage of Net Assets
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.21%
Loomis Sayles Distribution	0.20%
Natixis Sustainable Future 2015 Fund	0.07%
Natixis Sustainable Future 2020 Fund	0.07%
Natixis Sustainable Future 2025 Fund	0.05%
Natixis Sustainable Future 2030 Fund	0.03%
Natixis Sustainable Future 2035 Fund	0.03%
Natixis Sustainable Future 2040 Fund	0.02%
Natixis Sustainable Future 2045 Fund	0.01%
Natixis Sustainable Future 2050 Fund	less than 0.01%
Natixis Sustainable Future 2055 Fund	less than 0.01%
Natixis Sustainable Future 2060 Fund	less than 0.01%

Investment activities of affiliated shareholders could have material impacts on the Funds.

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Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Funds to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through January 31, 2020 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended March 31, 2019 (for the period from February 1, 2019, commencement of Class N operations, through March 31, 2019 for Intermediate Duration Bond Fund), Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:

Reimbursement of Transfer Agency Expenses
Fund	Class N
Intermediate Duration Bond Fund	$4
Limited Term Government and Agency Fund	221

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C, and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended March 31, 2019 (for the period from February 1, 2019, commencement of operations, through March 31, 2019 for Intermediate Duration Bond Fund Class N), the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Intermediate Duration Bond Fund	$7,398	$79	$4	$73,525
Limited Term Government and Agency Fund	159,295	12,201	221	175,949

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of

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Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended March 31, 2019, neither Fund had borrowings under this agreement.

9.  Concentration of Risk.  Limited Term Government and Agency Fund’s investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security’s value.

Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2019, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

	Number of 5% Account Holders	Percentage of Ownership
Intermediate Duration Bond Fund	2	26.53%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

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Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
Intermediate Duration Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	141,971	$1,423,634	419,513	$4,226,997
Issued in connection with the reinvestment of distributions	24,521	246,240	44,777	451,282
Redeemed	(193,887)	(1,938,177)	(664,405)	(6,691,192)

Net change	(27,395)	$(268,303)	(200,115)	$(2,012,913)

Class C
Issued from the sale of shares	27,610	$276,309	244	$3,933
Issued in connection with the reinvestment of distributions	131	1,334	3,007	30,450
Redeemed	(1)	(14)	(316,184)	(3,174,018)

Net change	27,740	$277,629	(312,933)	$(3,139,635)

Class N(a)
Issued from the sale of shares	99	$1,000	—	$—
Issued in connection with the reinvestment of distributions	1	5	—	—

Net change	100	$1,005	—	$—

Class Y
Issued from the sale of shares	7,279,574	$72,671,662	3,847,881	$38,930,563
Issued in connection with the reinvestment of distributions	255,535	2,565,136	331,230	3,335,145
Redeemed	(3,303,133)	(33,043,230)	(4,349,784)	(43,786,379)

Net change	4,231,976	$42,193,568	(170,673)	$(1,520,671)

Increase (decrease) from capital share transactions	4,232,421	$42,203,899	(683,721)	$(6,673,219)

(a)	From commencement of Class operations on February 1, 2019 through March 31, 2019.

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Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
Limited Term Government and Agency Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	5,185,106	$57,701,166	8,514,333	$95,199,331
Issued in connection with the reinvestment of distributions	249,185	2,779,761	415,392	4,644,926
Redeemed	(4,848,027)	(53,981,879)	(9,012,064)	(100,870,225)

Net change	586,264	$6,499,048	(82,339)	$(1,025,968)

Class C
Issued from the sale of shares	1,131,577	$12,604,981	404,620	$4,537,413
Issued in connection with the reinvestment of distributions	11,799	131,741	25,353	283,986
Redeemed	(985,334)	(10,991,207)	(2,149,966)	(24,060,145)

Net change	158,042	$1,745,515	(1,719,993)	$(19,238,746)

Class N
Issued from the sale of shares	265,534	$2,961,042	707,393	$7,898,516
Issued in connection with the reinvestment of distributions	4,977	55,706	4,698	52,619
Redeemed	(78,911)	(882,402)	(593,846)	(6,627,527)

Net change	191,600	$2,134,346	118,245	$1,323,608

Class Y
Issued from the sale of shares	14,817,965	$165,600,213	15,567,203	$174,641,549
Issued in connection with the reinvestment of distributions	307,095	3,436,118	509,058	5,709,282
Redeemed	(13,037,592)	(145,561,755)	(14,832,325)	(166,390,937)

Net change	2,087,468	$23,474,576	1,243,936	$13,959,894

Increase (decrease) from capital share transactions	3,023,374	$33,853,485	(440,151)	$(4,981,212)

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Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 11.	Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There was no change in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Kevin Charleston
Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	May 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Charleston
Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	May 22, 2019

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 22, 2019